UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2022

Loomis Sayles International Growth Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund

Vaughan Nelson Mid Cap Fund

Vaughan Nelson Small Cap Value Fund

LOOMIS SAYLES INTERNATIONAL GROWTH FUND

Manager	Symbols

Aziz V. Hamzaogullari, CFA®	Class A	LIGGX

Loomis, Sayles & Company, L.P.	Class C	LIGCX

	Class N	LIGNX

	Class Y	LIGYX

Investment Goal

The Fund’s investment goal is long-term growth of capital.

Average Annual Total Returns — June 30, 20223

	6 Months	1 Year	Life of Fund	Expense Ratios[4]
				Gross	Net

Class Y (Inception 12/15/20)
NAV	-21.09%	-27.88%	-15.64%	2.46%	0.95%

Class A (Inception 12/15/20)
NAV	-21.11	-28.03	-15.81	2.71	1.20
With 5.75% Maximum Sales Charge	-25.62	-32.17	-18.99

Class C (Inception 12/15/20)
NAV	-21.45	-28.54	-16.48	3.46	1.95
With CDSC[1]	-22.24	-29.25	-16.48

Class N (Inception 12/15/20)
NAV	-21.09	-27.85	-15.62	1.58	0.90

Comparative Performance
MSCI ACWI ex USA Index (Net)[2]	-18.42	-19.42	-6.54

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase and includes automatic conversion to Class A shares after eight years.

2

The MSCI ACWI ex USA Index (Net) captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 27 Emerging Markets (EM) countries. With 2,361 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS OAKMARK FUND

Managers	Symbols

William C. Nygren, CFA®	Class A NEFOX

Robert F. Bierig*	Class C NECOX

M. Colin Hudson, CFA®**	Class N NOANX

Michael J. Mangan, CFA®	Class Y NEOYX

Michael A. Nicolas, CFA®

Harris Associates L.P.

*	Effective August 1, 2022, Robert F. Bierig serves as portfolio manager of the Fund.
**	Effective August 1, 2022, M. Colin Hudson no longer serves as portfolio manager of the Fund.

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20223

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[4]
						Gross	Net

Class Y
NAV	-19.43%	-14.03%	8.76%	11.99%	—%	0.89%	0.80%

Class A
NAV	-19.52	-14.27	8.49	11.71	—	1.14	1.05
With 5.75% Maximum Sales Charge	-24.15	-19.21	7.21	11.05	—

Class C
NAV	-19.83	-14.90	7.67	11.04	—	1.89	1.80
With CDSC[1]	-20.62	-15.67	7.67	11.04	—

Class N (Inception 5/1/17)
NAV	-19.40	-13.99	8.90	—	9.24	1.55	0.75

Comparative Performance
S&P 500® Index[2]	-19.96	-10.62	11.31	12.96	11.28

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase and includes automatic conversion to Class A shares after eight years.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitations, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS OAKMARK INTERNATIONAL FUND

Managers	Symbols

David G. Herro, CFA®	Class A NOIAX

Michael L. Manelli, CFA®	Class C NOICX

Harris Associates L.P.	Class N NIONX

Class Y NOIYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20224

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[5]
						Gross	Net

Class Y (Inception 5/1/17)
NAV[1]	-19.18%	-22.60%	-0.65%	5.45%	—%	1.10%	0.90%

Class A
NAV	-19.27	-22.76	-0.89	5.32	—	1.35	1.15
With 5.75% Maximum Sales Charge	-23.90	-27.20	-2.06	4.70	—

Class C
NAV	-19.58	-23.35	-1.64	4.68	—	2.10	1.90
With CDSC[2]	-20.39	-24.11	-1.64	4.68	—

Class N (Inception 5/1/17)
NAV	-19.10	-22.48	-0.55	—	-0.25	1.25	0.85

Comparative Performance
MSCI World ex USA Index (Net)[3]	-18.76	-16.76	2.66	5.37	3.18

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Class Y shares (5/1/2017), performance is that of Class A shares and reflects the higher net expenses of that share class.

2

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

3	MSCI World ex USA Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Funds expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Funds expense limitations.

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NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Managers	Symbols

William C. Nygren, CFA®	Class A	NEFSX

Robert F. Bierig*	Class C	NECCX

M. Colin Hudson, CFA®**	Class N	NESNX

Michael J. Mangan, CFA®, CPA	Class Y	NESYX

Michael A. Nicolas, CFA®

Harris Associates L.P.

Aziz V. Hamzaogullari, CFA®

Loomis, Sayles & Company, L.P.

*	Effective August 1, 2022, Robert F. Bierig serves as portfolio manager of the Fund.
**	Effective August 1, 2022, M. Colin Hudson no longer serves as portfolio manager of the Fund.

Investment Goal

The Fund seeks long-term growth of capital.

Average Annual Total Returns — June 30, 20224

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[5]
						Gross	Net

Class Y
NAV	-24.67%	-21.69%	9.39%	13.43%	—%	0.89%	0.89%

Class A
NAV	-24.77	-21.89	9.12	13.15	—	1.14	1.14
With 5.75% Maximum Sales Charge	-29.10	-26.38	7.84	12.48	—

Class C
NAV	-25.04	-22.44	8.32	12.47	—	1.89	1.89
With CDSC[1]	-25.73	-23.07	8.32	12.47	—

Class N (Inception 5/1/17)
NAV	-24.64	-21.64	9.50	—	10.09	1.38	0.83

Comparative Performance
S&P 500® Index[2]	-19.96	-10.62	11.31	12.96	11.28
Russell 1000® Index[3]	-20.94	-13.04	11.00	12.82	10.97

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase and includes automatic conversion to Class A shares after eight years.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market and is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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VAUGHAN NELSON MID CAP FUND

Managers	Symbols

Dennis G. Alff, CFA®	Class A VNVAX

Chad D. Fargason	Class C VNVCX

Chris D. Wallis, CFA®	Class N VNVNX

Vaughan Nelson Investment Management, L.P.	Class Y VNVYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20223

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[4]
						Gross	Net

Class Y
NAV	-14.40%	-11.26%	6.64%	9.69%	—%	0.96%	0.90%

Class A
NAV	-14.47	-11.49	6.37	9.42	—	1.21	1.15
With 5.75% Maximum Sales Charge	-19.37	-16.58	5.12	8.77	—

Class C
NAV	-14.80	-12.15	5.58	8.77	—	1.96	1.90
With CDSC[1]	-15.63	-12.88	5.58	8.77	—

Class N (Inception 5/1/13)
NAV	-14.38	-11.23	6.72	—	8.15	0.87	0.85

Comparative Performance
Russell Midcap® Value Index[2]	-16.23	-10.00	6.27	10.62	8.89

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase and includes automatic conversion to Class A shares after eight years.

2

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5  |

VAUGHAN NELSON SMALL CAP VALUE FUND

Managers	Symbols

Chris D. Wallis, CFA®	Class A NEFJX

Stephen Davis, CFA®	Class C NEJCX

James Eisenman, CFA®*	Class N VSCNX

Vaughan Nelson Investment Management, L.P.	Class Y NEJYX

*	Effective May 1, 2022, James Eisenman serves as a co-portfolio manager on the Fund.

Investment Goal

The Fund seeks capital appreciation.

Average Annual Total Returns — June 30, 20223

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[4]
						Gross	Net

Class Y
NAV	-12.89%	-5.59%	7.41%	10.84%	—%	1.16%	1.00%

Class A
NAV	-13.00	-5.87	7.14	10.56	—	1.41	1.25
With 5.75% Maximum Sales Charge	-18.00	-11.30	5.88	9.91	—

Class C
NAV	-13.47	-6.67	6.31	9.90	—	2.17	2.00
With CDSC[1]	-14.28	-7.24	6.31	9.90	—

Class N (Inception 5/1/17)
NAV	-12.89	-5.59	7.52	—	7.11	1.17	0.95

Comparative Performance
Russell 2000® Value Index[2]	-17.31	-16.28	4.89	9.05	4.68

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase and includes automatic conversion to Class A shares after eight years.

2

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2022 through June 30, 2022. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES INTERNATIONAL GROWTH FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$788.90	$5.32
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01
Class C
Actual	$1,000.00	$785.50	$8.63
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$9.74
Class N
Actual	$1,000.00	$789.10	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51
Class Y
Actual	$1,000.00	$789.10	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS OAKMARK FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$804.80	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$801.70	$8.04
Hypothetical (5% return before expenses)	$1,000.00	$1,015.87	$9.00
Class N
Actual	$1,000.00	$806.00	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class Y
Actual	$1,000.00	$805.70	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 0.75% and 0.80% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS OAKMARK INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$807.30	$5.15
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class C
Actual	$1,000.00	$804.20	$8.50
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49
Class N
Actual	$1,000.00	$809.00	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26
Class Y
Actual	$1,000.00	$808.20	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.15%, 1.90%, 0.85% and 0.90% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS U.S. EQUITY OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$752.30	$4.95
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71
Class C
Actual	$1,000.00	$749.60	$8.20
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.44
Class N
Actual	$1,000.00	$753.60	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16
Class Y
Actual	$1,000.00	$753.30	$3.87
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.14%, 1.89%, 0.83% and 0.89% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

VAUGHAN NELSON MID CAP FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$855.30	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class C
Actual	$1,000.00	$852.00	$8.72
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49
Class N
Actual	$1,000.00	$856.20	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26
Class Y
Actual	$1,000.00	$856.00	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.15%, 1.90%, 0.85% and 0.90% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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VAUGHAN NELSON SMALL CAP VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$870.00	$5.80
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26
Class C
Actual	$1,000.00	$865.30	$9.25
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99
Class N
Actual	$1,000.00	$871.10	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76
Class Y
Actual	$1,000.00	$871.10	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.25%, 2.00%, 0.95% and 1.00% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

11  |

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Natixis Oakmark Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Mid Cap Fund, and Vaughan Nelson Small Cap Value Fund, sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, third-party performance rankings for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2022. In the case of Natixis U.S. Equity Opportunities Fund, the Board approved the Agreement with an amendment that reduced the Fund’s advisory fee effective July 1, 2022. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as new rules relating to the fair valuation of investments and the use of derivatives.

|  12

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2021, each Existing Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles International Growth Fund	96%	N/A	N/A
Natixis Oakmark Fund	4%	2%	4%
Natixis Oakmark International Fund	82%	25%	47%
Natixis U.S. Equity Opportunities Fund	81%	31%	17%
Vaughan Nelson Mid Cap Fund	74%	62%	83%
Vaughan Nelson Small Cap Value Fund	14%	30%	68%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent relative performance (i.e., for periods ending March 31, 2022) had improved; (3) that the Fund’s long-term (10-year) performance was stronger relative to its category; (4) the Adviser’s deep value investment strategy was expected to result in cyclical underperformance from time to time; (5) that effective August 31, 2021, the Fund had been assigned to a different category by the independent third-party data provider, which has resulted in significantly improved relative performance and is expected to result in more relevant performance comparisons; and (6) that the Fund outperformed its relevant benchmark for the 3-year period. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for

13  |

various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for all of the Funds under their expense limitation agreements. They further noted that management had proposed to reduce the expense limitations for Natixis U.S. Equity Opportunities Fund on all share classes, effective as of July 1, 2022. The Trustees also noted that management had proposed to reduce the advisory fee rate for Natixis U.S. Equity Opportunities Fund. The Trustees further noted that the Loomis Sayles International Growth Fund had a total advisory fee rate that was below the median of its peer group of funds.

The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) that the advisory fee rate of the Fund had been reduced effective July 1, 2021 and the comparison against the peer group did not reflect the full impact of that; (2) that management had proposed to reduce the expense limitations of the Fund; (3) that management had proposed to reduce the advisory fee of the Fund; (4) that the advisory fee was only one basis point higher than the median of a peer group of funds; and (5) the quality of the services and the reputation and performance of the portfolio management team.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that Natixis Oakmark Fund, Natixis Oakmark International Fund and Vaughan Nelson Mid Cap Fund had breakpoints in their advisory fees and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitations for Natixis U.S. Equity Opportunities Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment certain Advisers had made into their businesses.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, as well as more recent market volatility, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

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Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, including the reduction in the advisory fee for Natixis U.S. Equity Opportunities Fund described above, should be continued through June 30, 2023.

15  |

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2021 and ending December 31, 2021 (including updates through June 30, 2022)

Effective December 1, 2018 (December 15, 2020 for the Loomis Sayles International Growth Fund), the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

During the period January 1, 2022 through June 30, 2022, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

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Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 97.5% of Net Assets
	Australia — 4.5%
36,354	WiseTech Global Ltd.	$953,283

	Belgium — 2.2%
8,851	Anheuser-Busch InBev S.A.	476,644

	Brazil — 7.6%
345,114	Ambev S.A., ADR	866,236
1,163	MercadoLibre, Inc.(a)	740,680

		1,606,916

	Canada — 1.6%
11,000	Shopify, Inc., Class A(a)	343,640

	China — 28.9%
3,739	Alibaba Group Holding Ltd., Sponsored ADR(a)(b)	425,049
4,601	Baidu, Inc., Sponsored ADR(a)(b)	684,307
64,400	Budweiser Brewing Co. APAC Ltd., 144A	193,245
507,500	Dali Foods Group Co. Ltd., 144A	269,927
3,400	Kweichow Moutai Co. Ltd., Class A	1,040,169
3,961	NXP Semiconductors NV	586,347
24,100	Tencent Holdings Ltd.(b)	1,090,890
26,757	Trip.com Group Ltd., ADR(a)(b)	734,480
45,796	Vipshop Holdings Ltd., ADR(a)(b)	452,922
13,499	Yum China Holdings, Inc.	654,701

		6,132,037

	Denmark — 4.8%
9,100	Novo Nordisk A/S, Class B	1,009,211

	France — 4.7%
2,735	EssilorLuxottica S.A.	414,661
8,124	Sodexo S.A.	574,645

		989,306

	Germany — 2.6%
6,108	SAP SE	556,747

	Japan — 4.9%
5,400	FANUC Corp.	846,392
5,600	Unicharm Corp.	187,920

		1,034,312

	Macau — 1.2%
41,000	Galaxy Entertainment Group Ltd.	245,613

	Netherlands — 3.9%
567	Adyen NV, 144A(a)	818,256

	Switzerland — 7.8%
7,615	CRISPR Therapeutics AG(a)	462,764
14,030	Novartis AG, (Registered)	1,189,471

		1,652,235

	United Kingdom — 9.8%
7,109	Diageo PLC	307,057
19,599	Experian PLC	575,442
9,262	Reckitt Benckiser Group PLC	696,616
11,140	Unilever PLC	505,983

		2,085,098

	United States — 13.0%
5,601	Block, Inc.(a)	344,237
11,908	Doximity, Inc., Class A(a)	414,637
7,515	Nestle S.A., (Registered)	878,298
3,318	Roche Holding AG	1,109,207

		2,746,379

	Total Common Stocks (Identified Cost $27,194,320)	20,649,677

Principal Amount	Description	Value (†)
Short-Term Investments — 2.3%
$495,628	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $495,633 on 7/01/2022 collateralized by $503,300 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $505,581 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $495,628)	$495,628

	Total Investments — 99.8% (Identified Cost $27,689,948)	21,145,305
	Other assets less liabilities — 0.2%	41,806

	Net Assets — 100.0%	$21,187,111

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $1,281,428 or 6.0% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2022 (Unaudited)

Pharmaceuticals	15.6%
Beverages	13.5
Hotels, Restaurants & Leisure	10.5
Interactive Media & Services	8.3
Internet & Direct Marketing Retail	7.6
Software	7.1
IT Services	7.1
Food Products	5.5
Household Products	4.2
Machinery	4.0
Semiconductors & Semiconductor Equipment	2.8
Professional Services	2.7
Personal Products	2.4
Biotechnology	2.2
Textiles, Apparel & Luxury Goods	2.0
Health Care Technology	2.0
Short-Term Investments	2.3

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

Currency Exposure Summary at June 30, 2022 (Unaudited)

United States Dollar	34.0%
Euro	15.8
Swiss Franc	15.0
Hong Kong Dollar	8.5
British Pound	7.4
Yuan Renminbi	4.9
Japanese Yen	4.9
Danish Krone	4.8
Australian Dollar	4.5

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 94.0% of Net Assets
	Auto Components — 1.5%
185,367	BorgWarner, Inc.	$6,185,697

	Automobiles — 2.2%
281,560	General Motors Co.(a)	8,942,346

	Banks — 5.9%
198,236	Bank of America Corp.	6,171,087
220,418	Citigroup, Inc.	10,137,024
212,404	Wells Fargo & Co.	8,319,864

		24,627,975

	Biotechnology — 1.0%
6,947	Regeneron Pharmaceuticals, Inc.(a)	4,106,580

	Building Products — 1.1%
92,600	Masco Corp.	4,685,560

	Capital Markets — 13.1%
169,082	Bank of New York Mellon Corp. (The)	7,052,410
168,339	Charles Schwab Corp. (The)	10,635,658
28,298	Goldman Sachs Group, Inc. (The)	8,405,072
70,810	Intercontinental Exchange, Inc.	6,658,973
211,810	KKR & Co., Inc.	9,804,685
12,221	Moody’s Corp.	3,323,745
138,666	State Street Corp.	8,548,759

		54,429,302

	Consumer Finance — 6.9%
390,354	Ally Financial, Inc.	13,080,763
43,473	American Express Co.	6,026,227
89,906	Capital One Financial Corp.	9,367,306

		28,474,296

	Electronic Equipment, Instruments & Components — 0.7%
26,565	TE Connectivity Ltd.	3,005,830

	Entertainment — 4.5%
48,826	Netflix, Inc.(a)	8,538,203
50,097	Take-Two Interactive Software, Inc.(a)	6,138,385
42,200	Walt Disney Co. (The)(a)	3,983,680

		18,660,268

	Health Care Providers & Services — 2.5%
44,219	HCA Healthcare, Inc.	7,431,445
6,298	Humana, Inc.	2,947,905

		10,379,350

	Hotels, Restaurants & Leisure — 2.5%
3,583	Booking Holdings, Inc.(a)	6,266,631
38,528	Hilton Worldwide Holdings, Inc.	4,293,560

		10,560,191

	Household Durables — 1.3%
131,000	PulteGroup, Inc.	5,191,530

	Industrial Conglomerates — 1.1%
69,124	General Electric Co.	4,401,125

	Insurance — 5.2%
163,435	American International Group, Inc.	8,356,431
43,537	Reinsurance Group of America, Inc.	5,106,455
41,363	Willis Towers Watson PLC	8,164,643

		21,627,529

	Interactive Media & Services — 7.7%
6,056	Alphabet, Inc., Class A(a)	13,197,599
65,566	Meta Platforms, Inc., Class A(a)	10,572,517
442,200	Pinterest, Inc., Class A(a)	8,030,352

		31,800,468

	Internet & Direct Marketing Retail — 4.1%
74,600	Amazon.com, Inc.(a)	$7,923,266
135,565	eBay, Inc.	5,648,993
44,200	Etsy, Inc.(a)	3,235,882

		16,808,141

	IT Services — 5.5%
112,069	Fiserv, Inc.(a)	9,970,779
31,166	Gartner, Inc.(a)	7,536,874
48,500	Global Payments, Inc.	5,366,040

		22,873,693

	Machinery — 3.1%
17,771	Cummins, Inc.	3,439,222
58,966	PACCAR, Inc.	4,855,260
18,200	Parker-Hannifin Corp.	4,478,110

		12,772,592

	Media — 4.4%
22,664	Charter Communications, Inc., Class A(a)	10,618,764
195,542	Comcast Corp., Class A	7,673,068

		18,291,832

	Oil, Gas & Consumable Fuels — 9.5%
325,372	APA Corp.	11,355,483
93,177	ConocoPhillips	8,368,226
42,212	Diamondback Energy, Inc.	5,113,984
132,477	EOG Resources, Inc.	14,630,760

		39,468,453

	Professional Services — 1.6%
36,800	Equifax, Inc.	6,726,304

	Real Estate Management & Development — 1.8%
98,818	CBRE Group, Inc., Class A(a)	7,273,993

	Software — 4.1%
65,600	Oracle Corp.	4,583,472
46,200	Salesforce, Inc.(a)	7,624,848
34,880	Workday, Inc., Class A(a)	4,868,550

		17,076,870

	Tobacco — 1.7%
165,214	Altria Group, Inc.	6,900,989

	Wireless Telecommunication Services — 1.0%
29,458	T-Mobile US, Inc.(a)	3,963,279

	Total Common Stocks (Identified Cost $409,469,610)	389,234,193

Principal Amount
Short-Term Investments — 2.1%
$8,774,149	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $8,774,234 on 7/01/2022 collateralized by $8,909,300 U.S. Treasury Note, 3.250% due 6/30/2027 valued at 8,949,668 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,774,149)	8,774,149

	Total Investments — 96.1% (Identified Cost $418,243,759)	398,008,342
	Other assets less liabilities — 3.9%	16,197,560

	Net Assets — 100.0%	$414,205,902

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Oakmark Fund – (continued)

Industry Summary at June 30, 2022 (Unaudited)

Capital Markets	13.1%
Oil, Gas & Consumable Fuels	9.5
Interactive Media & Services	7.7
Consumer Finance	6.9
Banks	5.9
IT Services	5.5
Insurance	5.2
Entertainment	4.5
Media	4.4
Software	4.1
Internet & Direct Marketing Retail	4.1
Machinery	3.1
Hotels, Restaurants & Leisure	2.5
Health Care Providers & Services	2.5
Automobiles	2.2
Other Investments, less than 2% each	12.8
Short-Term Investments	2.1

Total Investments	96.1
Other assets less liabilities	3.9

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 95.1% of Net Assets
	Australia — 1.6%
398,700	Brambles Ltd.	$2,948,105
291,820	Orica Ltd.	3,192,711

		6,140,816

	Belgium — 1.8%
127,600	Anheuser-Busch InBev S.A.	6,871,507

	Canada — 2.3%
140,000	Open Text Corp.	5,295,680
73,499	Restaurant Brands International, Inc.	3,685,975

		8,981,655

	China — 7.9%
667,300	Alibaba Group Holding Ltd.(a)	9,519,289
222,775	Prosus NV	14,425,480
81,896	Trip.com Group Ltd.(a)	2,266,098
464,296	Vipshop Holdings Ltd., ADR(a)	4,591,887

		30,802,754

	Finland — 0.6%
80,100	UPM-Kymmene OYJ	2,456,130

	France — 13.7%
235,305	Accor S.A.(a)	6,419,485
243,491	BNP Paribas S.A.	11,646,651
22,000	Capgemini SE	3,794,122
88,300	Danone S.A.	4,944,993
68,800	Edenred	3,259,098
7,170	Kering S.A.	3,715,686
132,698	Publicis Groupe S.A.	6,526,156
264,612	Valeo S.A.	5,156,219
210,900	Worldline S.A., 144A(a)	7,866,438

		53,328,848

	Germany — 25.2%
36,900	Adidas AG	6,554,580
54,010	Allianz SE, (Registered)	10,354,265
166,030	Bayer AG, (Registered)	9,914,707
133,600	Bayerische Motoren Werke AG	10,356,751
135,659	Continental AG	9,521,737
243,907	Daimler Truck Holding AG(a)	6,423,505
109,200	Fresenius Medical Care AG & Co. KGaA	5,471,039
230,400	Fresenius SE & Co. KGaA	7,006,859
92,600	Henkel AG & Co. KGaA	5,689,372
167,914	Mercedes-Benz Group AG, (Registered)	9,752,163
77,900	SAP SE	7,100,616
55,600	Siemens AG, (Registered)	5,715,485
814,100	thyssenkrupp AG(a)	4,642,240

		98,503,319

	Hong Kong — 1.6%
504,000	Prudential PLC	6,269,373

	India — 0.9%
448,175	Axis Bank Ltd.(a)	3,630,249

	Ireland — 1.4%
79,238	Ryanair Holdings PLC, Sponsored ADR(a)	5,328,756

	Italy — 3.1%
6,412,300	Intesa Sanpaolo SpA	12,000,420
70,000	Intesa Sanpaolo SpA	131,505

		12,131,925

	Japan — 1.4%
126,200	Komatsu Ltd.	2,810,116
182,200	Toyota Motor Corp.	2,811,219

		5,621,335

	Korea — 1.3%
26,950	NAVER Corp.	$5,026,892

	Mexico — 0.9%
449,200	Grupo Televisa SAB, Sponsored ADR	3,674,456

	Netherlands — 3.2%
124,244	EXOR NV	7,764,002
228,038	Koninklijke Philips NV	4,891,079

		12,655,081

	Spain — 1.3%
88,230	Amadeus IT Group S.A.(a)	4,940,363

	Sweden — 4.5%
567,704	H & M Hennes & Mauritz AB, B Shares	6,813,946
400,203	SKF AB, B Shares	5,937,523
312,300	Volvo AB, B Shares	4,859,195

		17,610,664

	Switzerland — 9.8%
25,600	Cie Financiere Richemont S.A., (Registered)	2,753,615
1,588,739	Credit Suisse Group AG, (Registered)	9,068,280
1,476,080	Glencore PLC	7,995,093
173,121	Holcim AG, (Registered)	7,425,078
68,200	Novartis AG, (Registered)	5,782,036
6,000	Roche Holding AG	2,005,799
14,099	Swatch Group AG (The)	3,349,055

		38,378,956

	United Kingdom — 12.6%
597,462	CNH Industrial NV	6,909,857
108,400	Compass Group PLC	2,225,602
529,177	Informa PLC(a)	3,418,807
248,532	Liberty Global PLC, Class A(a)	5,231,599
23,485,300	Lloyds Banking Group PLC	12,083,341
995,600	NatWest Group PLC	2,650,049
35,900	Reckitt Benckiser Group PLC	2,700,121
1,456,200	Rolls-Royce Holdings PLC(a)	1,481,917
198,489	Schroders PLC	6,484,093
127,700	Smiths Group PLC	2,183,781
398,200	WPP PLC	4,022,316

		49,391,483

	Total Common Stocks (Identified Cost $442,781,109)	371,744,562

Preferred Stocks — 1.3%
	Korea — 1.3%
126,900	Samsung Electronics Co. Ltd., 2.085%, (KRW) (Identified Cost $7,214,653)	5,100,795

Principal Amount
Short-Term Investments — 2.5%
$9,684,913	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $9,685,007 on 7/01/2022 collateralized by $11,409,700 U.S. Treasury Note, 0.375% due 9/30/2027 valued at $9,878,694 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $9,684,913)	9,684,913

	Total Investments — 98.9% (Identified Cost $459,680,675)	386,530,270
	Other assets less liabilities — 1.1%	4,443,182

	Net Assets — 100.0%	$390,973,452

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Oakmark International Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $7,866,438 or 2.0% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

KRW	South Korean Won

Industry Summary at June 30, 2022 (Unaudited)

Banks	10.8%
Internet & Direct Marketing Retail	7.3
Machinery	6.8
Automobiles	5.9
IT Services	5.1
Pharmaceuticals	4.5
Media	4.5
Textiles, Apparel & Luxury Goods	4.3
Insurance	4.2
Capital Markets	3.9
Auto Components	3.7
Hotels, Restaurants & Leisure	3.7
Metals & Mining	3.2
Health Care Providers & Services	3.2
Software	3.2
Household Products	2.2
Industrial Conglomerates	2.0
Diversified Financial Services	2.0
Other Investments, less than 2% each	15.9
Short-Term Investments	2.5

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

Currency Exposure Summary at June 30, 2022 (Unaudited)

Euro	54.4%
British Pound	13.1
United States Dollar	8.2
Swiss Franc	7.8
Swedish Krona	4.5
Hong Kong Dollar	3.0
South Korean Won	2.6
Other, less than 2% each	5.3

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 96.7% of Net Assets
	Aerospace & Defense — 2.0%
113,693	Boeing Co. (The)(a)	$15,544,107

	Air Freight & Logistics — 0.6%
48,825	Expeditors International of Washington, Inc.	4,758,484

	Automobiles — 2.2%
220,000	General Motors Co.(a)	6,987,200
15,649	Tesla, Inc.(a)	10,538,350

		17,525,550

	Banks — 3.3%
318,705	Citigroup, Inc.	14,657,243
304,400	Wells Fargo & Co.	11,923,348

		26,580,591

	Beverages — 2.7%
12,987	Boston Beer Co., Inc. (The), Class A(a)	3,934,671
190,167	Monster Beverage Corp.(a)	17,628,481

		21,563,152

	Biotechnology — 5.0%
64,166	Alnylam Pharmaceuticals, Inc.(a)	9,358,611
45,511	BioMarin Pharmaceutical, Inc.(a)	3,771,497
77,642	CRISPR Therapeutics AG(a)	4,718,304
36,541	Regeneron Pharmaceuticals, Inc.(a)	21,600,481

		39,448,893

	Capital Markets — 8.5%
248,245	Charles Schwab Corp. (The)	15,684,119
16,158	FactSet Research Systems, Inc.	6,213,882
104,300	Intercontinental Exchange, Inc.	9,808,372
316,800	KKR & Co., Inc.	14,664,672
13,500	MSCI, Inc.	5,564,025
101,206	SEI Investments Co.	5,467,148
163,700	State Street Corp.	10,092,105

		67,494,323

	Consumer Finance — 5.9%
543,800	Ally Financial, Inc.	18,222,738
88,500	American Express Co.	12,267,870
155,885	Capital One Financial Corp.	16,241,658

		46,732,266

	Entertainment — 3.5%
101,543	Netflix, Inc.(a)	17,756,825
103,486	Walt Disney Co. (The)(a)	9,769,078

		27,525,903

	Health Care Equipment & Supplies — 0.4%
15,276	Intuitive Surgical, Inc.(a)	3,066,046

	Health Care Providers & Services — 1.4%
68,700	HCA Healthcare, Inc.	11,545,722

	Health Care Technology — 1.9%
233,702	Doximity, Inc., Class A(a)	8,137,504
37,149	Veeva Systems, Inc., Class A(a)	7,356,988

		15,494,492

	Hotels, Restaurants & Leisure — 3.7%
7,245	Booking Holdings, Inc.(a)	12,671,432
98,751	Starbucks Corp.	7,543,589
105,858	Yum China Holdings, Inc.	5,134,113
34,976	Yum! Brands, Inc.	3,970,126

		29,319,260

	Industrial Conglomerates — 0.9%
109,793	General Electric Co.	6,990,520

	Insurance — 4.8%
273,555	American International Group, Inc.	$13,986,867
104,781	Reinsurance Group of America, Inc.	12,289,764
59,100	Willis Towers Watson PLC	11,665,749

		37,942,380

	Interactive Media & Services — 9.3%
15,497	Alphabet, Inc., Class A(a)	33,771,992
4,081	Alphabet, Inc., Class C(a)	8,926,983
193,615	Meta Platforms, Inc., Class A(a)	31,220,419

		73,919,394

	Internet & Direct Marketing Retail — 5.0%
57,666	Alibaba Group Holding Ltd., Sponsored ADR(a)	6,555,471
314,087	Amazon.com, Inc.(a)	33,359,180

		39,914,651

	IT Services — 7.1%
66,496	Block, Inc.(a)	4,086,844
165,200	Fiserv, Inc.(a)	14,697,844
51,200	Gartner, Inc.(a)	12,381,696
68,485	PayPal Holdings, Inc.(a)	4,782,992
107,760	Shopify, Inc., Class A(a)	3,366,422
86,160	Visa, Inc., Class A	16,964,043

		56,279,841

	Life Sciences Tools & Services — 0.8%
36,506	Illumina, Inc.(a)	6,730,246

	Machinery — 0.6%
15,255	Deere & Co.	4,568,415

	Media — 2.8%
24,495	Charter Communications, Inc., Class A(a)	11,476,643
271,880	Comcast Corp., Class A	10,668,571

		22,145,214

	Oil, Gas & Consumable Fuels — 8.5%
554,341	APA Corp.	19,346,501
224,200	ConocoPhillips	20,135,402
257,238	EOG Resources, Inc.	28,409,365

		67,891,268

	Pharmaceuticals — 2.9%
128,847	Novartis AG, Sponsored ADR	10,891,437
41,564	Novo Nordisk A/S, Sponsored ADR	4,631,477
187,202	Roche Holding AG, Sponsored ADR	7,808,195

		23,331,109

	Real Estate Management & Development — 1.3%
145,800	CBRE Group, Inc., Class A(a)	10,732,338

	Semiconductors & Semiconductor Equipment — 3.1%
109,483	NVIDIA Corp.	16,596,528
62,363	QUALCOMM, Inc.	7,966,250

		24,562,778

	Software — 6.4%
67,729	Autodesk, Inc.(a)	11,646,679
43,197	Microsoft Corp.	11,094,286
189,454	Oracle Corp.	13,237,151
49,450	Salesforce, Inc.(a)	8,161,228
45,806	Workday, Inc., Class A(a)	6,393,601

		50,532,945

	Textiles, Apparel & Luxury Goods — 0.5%
449,610	Under Armour, Inc., Class A(a)	3,745,251

	Tobacco — 1.6%
305,600	Altria Group, Inc.	12,764,912

	Total Common Stocks (Identified Cost $684,578,623)	768,650,051

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.3%
$26,700,813	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $26,701,073 on 7/01/2022 collateralized by $11,000,000 U.S. Treasury Note, 2.875% due 8/15/2028 valued at $10,918,135; $13,548,600 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $13,609,989; $3,126,300 U.S. Treasury Note, 0.375% due 9/30/2027 valued at $2,706,799 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $26,700,813)	$26,700,813

	Total Investments — 100.0% (Identified Cost $711,279,436)	795,350,864
	Other assets less liabilities — (0.0)%	(356,218)

	Net Assets — 100.0%	$794,994,646

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2022 (Unaudited)

Interactive Media & Services	9.3%
Oil, Gas & Consumable Fuels	8.5
Capital Markets	8.5
IT Services	7.1
Software	6.4
Consumer Finance	5.9
Internet & Direct Marketing Retail	5.0
Biotechnology	5.0
Insurance	4.8
Hotels, Restaurants & Leisure	3.7
Entertainment	3.5
Banks	3.3
Semiconductors & Semiconductor Equipment	3.1
Pharmaceuticals	2.9
Media	2.8
Beverages	2.7
Automobiles	2.2
Aerospace & Defense	2.0
Other Investments, less than 2% each	10.0
Short-Term Investments	3.3

Total Investments	100.0
Other assets less liabilities	(0.0)*

Net Assets	100.0%

*	Less than 0.1%

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 92.3% of Net Assets
	Aerospace & Defense — 0.5%
15,545	Axon Enterprise, Inc.(a)	$1,448,328

	Banks — 1.2%
65,580	Bank of N.T. Butterfield & Son Ltd. (The)	2,045,440
56,676	Huntington Bancshares, Inc.	681,812
24,145	PacWest Bancorp	643,706

		3,370,958

	Building Products — 0.8%
13,150	Allegion PLC	1,287,385
62,700	AZEK Co., Inc. (The)(a)	1,049,598

		2,336,983

	Capital Markets — 4.7%
20,575	Ares Management Corp., Class A	1,169,894
118,192	Brightsphere Investment Group, Inc.	2,128,638
8,010	FactSet Research Systems, Inc.	3,080,406
36,945	Nasdaq, Inc.	5,635,590
15,722	Raymond James Financial, Inc.	1,405,704

		13,420,232

	Chemicals — 2.9%
57,345	Axalta Coating Systems Ltd.(a)	1,267,898
43,180	FMC Corp.	4,620,691
28,530	LyondellBasell Industries NV, Class A	2,495,234

		8,383,823

	Commercial Services & Supplies — 2.8%
62,445	Republic Services, Inc.	8,172,177

	Communications Equipment — 4.5%
61,740	Motorola Solutions, Inc.	12,940,704

	Construction & Engineering — 2.8%
246,205	WillScot Mobile Mini Holdings Corp.(a)	7,981,966

	Containers & Packaging — 2.9%
9,255	Avery Dennison Corp.	1,498,107
76,050	Crown Holdings, Inc.	7,009,528

		8,507,635

	Diversified Consumer Services — 0.8%
23,860	Grand Canyon Education, Inc.(a)	2,247,373

	Diversified Financial Services — 0.7%
43,462	Apollo Global Management, Inc.	2,107,038

	Electric Utilities — 6.7%
162,695	Alliant Energy Corp.	9,535,554
149,710	Evergy, Inc.	9,768,577

		19,304,131

	Electrical Equipment — 2.7%
37,255	AMETEK, Inc.	4,093,952
11,565	Hubbell, Inc.	2,065,278
48,335	nVent Electric PLC	1,514,335

		7,673,565

	Electronic Equipment, Instruments & Components — 1.0%
8,200	CDW Corp.	1,291,992
10,835	Keysight Technologies, Inc.(a)	1,493,605

		2,785,597

	Food & Staples Retailing — 0.5%
31,370	Performance Food Group Co.(a)	1,442,393

	Health Care Equipment & Supplies — 2.6%
12,095	Cooper Cos., Inc. (The)	3,787,186
51,620	Hologic, Inc.(a)	3,577,266

		7,364,452

	Health Care Providers & Services — 0.7%
873,980	Aveanna Healthcare Holdings, Inc.(a)	$1,975,195

	Hotels, Restaurants & Leisure — 0.9%
88,430	Aramark	2,708,611

	Household Products — 2.9%
89,095	Church & Dwight Co., Inc.	8,255,543

	Independent Power & Renewable Electricity Producers — 3.3%
417,480	Vistra Corp.	9,539,418

	Insurance — 5.2%
51,700	Allstate Corp. (The)	6,551,941
28,855	Arthur J. Gallagher & Co.	4,704,519
30,800	Reinsurance Group of America, Inc.	3,612,532

		14,868,992

	IT Services — 4.6%
98,615	MAXIMUS, Inc.	6,164,424
122,600	SS&C Technologies Holdings, Inc.	7,119,382

		13,283,806

	Life Sciences Tools & Services — 6.2%
12,620	Agilent Technologies, Inc.	1,498,877
195,970	Avantor, Inc.(a)	6,094,667
17,907	IQVIA Holdings, Inc.(a)	3,885,640
329,850	Sotera Health Co.(a)	6,461,762

		17,940,946

	Machinery — 2.2%
22,970	Crane Holdings Co.	2,011,253
61,265	Otis Worldwide Corp.	4,329,598

		6,340,851

	Media — 4.2%
74,995	Nexstar Media Group, Inc., Class A	12,215,186

	Metals & Mining — 0.4%
78,405	Constellium SE(a)	1,035,730

	Multi-Utilities — 6.9%
110,020	Ameren Corp.	9,941,407
145,445	CMS Energy Corp.	9,817,538

		19,758,945

	Oil, Gas & Consumable Fuels — 6.3%
50,635	Diamondback Energy, Inc.	6,134,430
27,905	Pioneer Natural Resources Co.	6,225,047
924,955	Southwestern Energy Co.(a)	5,780,969

		18,140,446

	Pharmaceuticals — 2.7%
401,155	Elanco Animal Health, Inc.(a)	7,874,673

	Professional Services — 2.6%
22,035	CACI International, Inc., Class A(a)	6,209,022
6,940	Equifax, Inc.	1,268,493

		7,477,515

	REITs – Diversified — 1.4%
425,990	New Residential Investment Corp.	3,970,227

	Semiconductors & Semiconductor Equipment — 0.7%
9,780	Analog Devices, Inc.	1,428,760
6,980	Entegris, Inc.	643,068

		2,071,828

	Software — 1.1%
343,727	N-Able, Inc.(a)	3,093,543

	Specialty Retail — 1.4%
275,755	Leslie’s, Inc.(a)	4,185,961

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Vaughan Nelson Mid Cap Fund – (continued)

Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.5%
41,110	Skechers U.S.A., Inc., Class A(a)	$1,462,694

	Total Common Stocks (Identified Cost $264,862,148)	265,687,465

Principal Amount
Short-Term Investments — 7.9%
$22,770,147	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $22,770,368 on 7/01/2022 collateralized by $1,048,700 U.S. Treasury Note, 1.875% due 2/28/2027 valued at $990,611; $22,903,300 U.S. Treasury Note, 2.500% due 3/31/2027 valued at $22,234,982 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $22,770,147)	22,770,147

	Total Investments — 100.2% (Identified Cost $287,632,295)	288,457,612
	Other assets less liabilities — (0.2)%	(456,728)

	Net Assets — 100.0%	$288,000,884

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2022 (Unaudited)

Multi-Utilities	6.9%
Electric Utilities	6.7
Oil, Gas & Consumable Fuels	6.3
Life Sciences Tools & Services	6.2
Insurance	5.2
Capital Markets	4.7
IT Services	4.6
Communications Equipment	4.5
Media	4.2
Independent Power & Renewable Electricity Producers	3.3
Containers & Packaging	2.9
Chemicals	2.9
Household Products	2.9
Commercial Services & Supplies	2.8
Construction & Engineering	2.8
Pharmaceuticals	2.7
Electrical Equipment	2.7
Professional Services	2.6
Health Care Equipment & Supplies	2.6
Machinery	2.2
Other Investments, less than 2% each	12.6
Short-Term Investments	7.9

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 93.3% of Net Assets
	Banks — 5.6%
76,700	Cadence Bank	$1,800,916
116,220	Old National Bancorp	1,718,894
16,280	SouthState Corp.	1,256,002
35,520	United Bankshares, Inc.	1,245,686
43,300	United Community Banks, Inc.	1,307,227

		7,328,725

	Capital Markets — 3.4%
27,175	Artisan Partners Asset Management, Inc., Class A	966,615
20,195	Cboe Global Markets, Inc.	2,285,872
29,475	Moelis & Co., Class A	1,159,841

		4,412,328

	Chemicals — 6.3%
68,970	Chemours Co. (The)	2,208,420
220,050	Element Solutions, Inc.	3,916,890
20,030	FMC Corp.	2,143,410

		8,268,720

	Commercial Services & Supplies — 1.7%
34,580	Ritchie Bros. Auctioneers, Inc.	2,249,775

	Electronic Equipment, Instruments & Components — 7.3%
20,665	Advanced Energy Industries, Inc.	1,508,132
21,225	Fabrinet(a)	1,721,347
42,625	II-VI, Inc.(a)	2,171,744
48,915	Insight Enterprises, Inc.(a)	4,220,386

		9,621,609

	Energy Equipment & Services — 0.8%
148,275	TechnipFMC PLC(a)	997,891

	Food & Staples Retailing — 1.2%
35,340	Performance Food Group Co.(a)	1,624,933

	Gas Utilities — 4.2%
33,380	Southwest Gas Holdings, Inc.(a)	2,906,730
34,815	Spire, Inc.	2,589,192

		5,495,922

	Health Care Providers & Services — 1.0%
4,885	Molina Healthcare, Inc.(a)	1,365,895

	Hotels, Restaurants & Leisure — 3.8%
73,130	Bally’s Corp.(a)	1,446,511
95,570	Everi Holdings, Inc.(a)	1,558,747
109,559	International Game Technology PLC	2,033,415

		5,038,673

	Household Durables — 1.6%
24,585	Installed Building Products, Inc.	2,044,489

	Insurance — 4.9%
28,085	Brown & Brown, Inc.	1,638,479
37,805	First American Financial Corp.	2,000,640
25,920	Selective Insurance Group, Inc.	2,253,485
84,960	Trean Insurance Group, Inc.(a)	529,301

		6,421,905

	IT Services — 6.0%
33,855	ExlService Holdings, Inc.(a)	4,987,857
25,740	Thoughtworks Holding, Inc.(a)	363,191
33,185	WNS Holdings Ltd., ADR(a)	2,476,929

		7,827,977

	Life Sciences Tools & Services — 5.2%
57,465	Avantor, Inc.(a)	$1,787,162
60,135	Maravai LifeSciences Holdings, Inc., Class A(a)	1,708,435
47,115	Syneos Health, Inc.(a)	3,377,203

		6,872,800

	Machinery — 7.8%
15,035	Alamo Group, Inc.	1,750,525
69,115	Federal Signal Corp.	2,460,494
31,255	Franklin Electric Co., Inc.	2,289,741
32,380	SPX Corp.(a)	1,710,959
16,135	Watts Water Technologies, Inc., Series A	1,982,024

		10,193,743

	Marine — 1.3%
27,655	Kirby Corp.(a)	1,682,530

	Media — 1.9%
120,335	TEGNA, Inc.	2,523,425

	Oil, Gas & Consumable Fuels — 5.0%
41,090	Antero Resources Corp.(a)	1,259,409
88,230	Comstock Resources, Inc.(a)	1,065,818
32,585	Ovintiv, Inc.	1,439,931
25,125	PDC Energy, Inc.	1,547,951
202,375	Southwestern Energy Co.(a)	1,264,844

		6,577,953

	Personal Products — 2.0%
325,335	Coty, Inc., Class A(a)	2,605,933

	Professional Services — 6.2%
32,790	ASGN, Inc.(a)	2,959,298
5,185	CACI International, Inc., Class A(a)	1,461,029
20,185	FTI Consulting, Inc.(a)	3,650,457

		8,070,784

	Road & Rail — 2.7%
14,055	Landstar System, Inc.	2,043,878
7,820	Saia, Inc.(a)	1,470,160

		3,514,038

	Semiconductors & Semiconductor Equipment — 4.8%
48,880	Ichor Holdings Ltd.(a)	1,269,902
20,515	MKS Instruments, Inc.	2,105,455
85,265	Rambus, Inc.(a)	1,832,345
36,800	Ultra Clean Holdings, Inc.(a)	1,095,536

		6,303,238

	Specialty Retail — 0.5%
3,275	RH(a)	695,151

	Textiles, Apparel & Luxury Goods — 1.0%
30,830	Capri Holdings Ltd.(a)	1,264,338

	Trading Companies & Distributors — 7.1%
35,305	Beacon Roofing Supply, Inc.(a)	1,813,265
77,420	Core & Main, Inc., Class A(a)	1,726,466
31,310	GATX Corp.	2,948,150
24,740	Rush Enterprises, Inc., Class A	1,192,468
6,710	Watsco, Inc.	1,602,482

		9,282,831

	Total Common Stocks (Identified Cost $121,002,792)	122,285,606

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 6.6%
$8,660,671	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $8,660,755 on 7/01/2022 collateralized by $9,351,900 U.S. Treasury Note, 1.875% due 2/28/2027 valued at $8,833,889 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,660,671)	$8,660,671

	Total Investments — 99.9% (Identified Cost $129,663,463)	130,946,277
	Other assets less liabilities — 0.1%	121,929

	Net Assets — 100.0%	$131,068,206

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2022 (Unaudited)

Machinery	7.8%
Electronic Equipment, Instruments & Components	7.3
Trading Companies & Distributors	7.1
Chemicals	6.3
Professional Services	6.2
IT Services	6.0
Banks	5.6
Life Sciences Tools & Services	5.2
Oil, Gas & Consumable Fuels	5.0
Insurance	4.9
Semiconductors & Semiconductor Equipment	4.8
Gas Utilities	4.2
Hotels, Restaurants & Leisure	3.8
Capital Markets	3.4
Road & Rail	2.7
Personal Products	2.0
Other Investments, less than 2% each	11.0
Short-Term Investments	6.6

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$27,689,948	$418,243,759	$459,680,675	$711,279,436
Net unrealized appreciation (depreciation)	(6,544,643)	(20,235,417)	(73,150,405)	84,071,428

Investments at value	21,145,305	398,008,342	386,530,270	795,350,864
Cash	—	—	—	5,217
Foreign currency at value (identified cost $31,546, $0, $0 and $0, respectively)	31,537	—	—	—
Receivable for Fund shares sold	340	132,583	403,720	128,131
Receivable for securities sold	—	18,472,854	603,814	—
Dividends and interest receivable	15,458	409,380	166,343	650,431
Tax reclaims receivable	47,809	—	4,547,772	502,713
Prepaid expenses (Note 9)	2	66	63	131

TOTAL ASSETS	21,240,451	417,023,225	392,251,982	796,637,487

LIABILITIES
Payable for securities purchased	—	1,686,707	299,625	155,014
Payable for Fund shares redeemed	—	146,088	346,465	284,777
Foreign taxes payable (Note 2)	—	—	83,966	—
Management fees payable (Note 6)	11,918	230,334	214,605	523,910
Deferred Trustees’ fees (Note 6)	4,188	663,890	124,149	506,607
Administrative fees payable (Note 6)	799	16,805	15,852	31,832
Payable to distributor (Note 6d)	10	2,177	6,220	2,622
Audit and tax services fees payable	25,032	23,876	25,188	24,932
Other accounts payable and accrued expenses	11,393	47,446	162,460	113,147

TOTAL LIABILITIES	53,340	2,817,323	1,278,530	1,642,841

NET ASSETS	$21,187,111	$414,205,902	$390,973,452	$794,994,646

NET ASSETS CONSIST OF:
Paid-in capital	$28,041,160	$415,033,899	$571,049,467	$652,424,691
Accumulated earnings (loss)	(6,854,049)	(827,997)	(180,076,015)	142,569,955

NET ASSETS	$21,187,111	$414,205,902	$390,973,452	$794,994,646

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$114,734	$186,192,668	$121,284,417	$529,334,519

Shares of beneficial interest	15,203	8,069,110	9,917,125	16,974,830

Net asset value and redemption price per share	$7.55	$23.07	$12.23	$31.18

Offering price per share (100/94.25 of net asset value) (Note 1)	$8.01	$24.48	$12.98	$33.08

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$758	$50,765,419	$45,884,836	$36,164,093

Shares of beneficial interest	101	2,737,712	3,838,345	2,395,694

Net asset value and offering price per share	$7.47 *	$18.54	$11.95	$15.10

Class N shares:
Net assets	$18,119,377	$478,051	$1,940,779	$162,036

Shares of beneficial interest	2,395,482	19,284	159,103	4,098

Net asset value, offering and redemption price per share	$7.56	$24.79	$12.20	$39.54

Class Y shares:
Net assets	$2,952,242	$176,769,764	$221,863,420	$229,333,998

Shares of beneficial interest	390,344	7,153,182	18,209,970	5,819,063

Net asset value, offering and redemption price per share	$7.56	$24.71	$12.18	$39.41

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  28

Statements of Assets and Liabilities (continued)

June 30, 2022 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
ASSETS
Investments at cost	$287,632,295	$129,663,463
Net unrealized appreciation	825,317	1,282,814

Investments at value	288,457,612	130,946,277
Cash	5,426	—
Receivable for Fund shares sold	143,601	477,903
Dividends and interest receivable	264,148	81,211
Prepaid expenses (Note 9)	45	19

TOTAL ASSETS	288,870,832	131,505,410

LIABILITIES
Payable for securities purchased	339,560	6,800
Payable for Fund shares redeemed	82,196	62,687
Management fees payable (Note 6)	176,951	83,558
Deferred Trustees’ fees (Note 6)	196,123	221,372
Administrative fees payable (Note 6)	11,261	5,089
Payable to distributor (Note 6d)	1,854	761
Audit and tax services fees payable	24,742	23,851
Other accounts payable and accrued expenses	37,261	33,086

TOTAL LIABILITIES	869,948	437,204

NET ASSETS	$288,000,884	$131,068,206

NET ASSETS CONSIST OF:
Paid-in capital	$287,086,437	$126,780,582
Accumulated earnings	914,447	4,287,624

NET ASSETS	$288,000,884	$131,068,206

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$32,689,722	$69,042,222

Shares of beneficial interest	1,724,525	4,538,389

Net asset value and redemption price per share	$18.96	$15.21

Offering price per share (100/94.25 of net asset value) (Note 1)	$20.12	$16.14

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$8,424,656	$838,007

Shares of beneficial interest	493,330	147,677

Net asset value and offering price per share	$17.08	$5.67

Class N shares:
Net assets	$73,156,761	$1,207,148

Shares of beneficial interest	3,794,793	74,592

Net asset value, offering and redemption price per share	$19.28	$16.18

Class Y shares:
Net assets	$173,729,745	$59,980,829

Shares of beneficial interest	8,997,189	3,710,456

Net asset value, offering and redemption price per share	$19.31	$16.17

See accompanying notes to financial statements.

29  |

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$220,191	$3,739,093	$10,022,852	$6,157,317
Non-cash dividends (Note 2b)	37,296 (a)	—	—	—
Interest	127	3,799	3,365	5,487
Less net foreign taxes withheld	(24,026)	—	(1,189,049)	(117,992)

	233,588	3,742,892	8,837,168	6,044,812

Expenses
Management fees (Note 6)	82,245	1,558,312	1,816,250	3,569,168
Service and distribution fees (Note 6)	224	559,529	462,356	1,042,020
Administrative fees (Note 6)	4,852	102,769	102,604	210,352
Trustees’ fees and expenses (Note 6)	6,602	13,276	13,242	19,890
Trustees’ fees deferred compensation (Note 6)	1,171	(93,831)	(15,238)	(71,292)
Transfer agent fees and expenses (Notes 6 and 7)	3,863	196,446	402,355	282,599
Audit and tax services fees	20,970	20,384	43,062	22,692
Custodian fees and expenses	7,325	9,155	75,618	23,809
Legal fees (Note 9)	319	4,561	6,240	12,334
Registration fees	15,946	75,820	46,215	58,989
Shareholder reporting expenses	7,041	29,109	48,442	59,325
Miscellaneous expenses	21,510	20,191	50,611	29,416

Total expenses	172,068	2,495,721	3,051,757	5,259,302
Less waiver and/or expense reimbursement (Note 6)	(72,643)	(79,455)	(499,000)	(883)

Net expenses	99,425	2,416,266	2,552,757	5,258,419

Net investment income	134,163	1,326,626	6,284,411	786,393

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY ACONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	93,523	26,531,933	(2,411,934)	61,565,106
Forward foreign currency contracts (Note 2d)	—	—	473,946	—
Foreign currency transactions (Note 2c)	(3,773)	—	(29,179)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(5,486,634)	(130,344,165)	(101,616,809)	(324,961,803)
Forward foreign currency contracts (Note 2d)	—	—	94,327	—
Foreign currency translations (Note 2c)	(1,959)	—	(344,012)	(7,378)

Net realized and unrealized loss on investments, forward foreign currency contracts and foreign currency transactions	(5,398,843)	(103,812,232)	(103,833,661)	(263,404,075)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,264,680)	$(102,485,606)	$(97,549,250)	$(262,617,682)

(a)	Represents a non-recurring stock dividend.

See accompanying notes to financial statements.

|  30

Statements of Operations (continued)

For the Six Months Ended June 30, 2022 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
INVESTMENT INCOME
Dividends	$2,895,603	$807,277
Interest	4,402	1,547
Less net foreign taxes withheld	—	(2,781)

	2,900,005	806,043

Expenses
Management fees (Note 6)	1,214,547	612,499
Service and distribution fees (Note 6)	93,494	98,472
Administrative fees (Note 6)	71,615	31,883
Trustees’ fees and expenses (Note 6)	10,979	8,406
Trustees’ fees deferred compensation (Note 6)	(25,832)	(31,160)
Transfer agent fees and expenses (Notes 6 and 7)	110,334	73,719
Audit and tax services fees	20,817	20,386
Custodian fees and expenses	8,311	4,721
Legal fees (Note 9)	4,175	1,729
Registration fees	34,661	30,465
Shareholder reporting expenses	17,821	15,570
Miscellaneous expenses	21,157	17,494

Total expenses	1,582,079	884,184
Less waiver and/or expense reimbursement (Note 6)	(50,688)	(65,421)

Net expenses	1,531,391	818,763

Net investment income (loss)	1,368,614	(12,720)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	2,510,289	3,754,607
Class action settlements (Note 8)	238,726	—
Net change in unrealized appreciation (depreciation) on: Investments	(54,238,182)	(23,288,460)

Net realized and unrealized loss on investments	(51,489,167)	(19,533,853)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(50,120,553)	$(19,546,573)

See accompanying notes to financial statements.

31  |

Statements of Changes in Net Assets

	International Growth Fund		Natixis Oakmark Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$134,163	$68,456	$1,326,626	$633,264
Net realized gain (loss) on investments and foreign currency transactions	89,750	(203,613)	26,531,933	28,561,069
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,488,593)	(1,246,367)	(130,344,165)	53,375,247

Net increase (decrease) in net assets resulting from operations	(5,264,680)	(1,381,524)	(102,485,606)	82,569,580

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(1,712)	(2,809,096)	(14,668,177)
Class C	—	(540)	(991,606)	(3,860,638)
Class N	—	(404,221)	(7,860)	(42,243)
Class Y	—	(3,739)	(2,619,716)	(6,180,207)

Total distributions	—	(410,212)	(6,428,278)	(24,751,265)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	3,126,100	9,897,595	150,953,361	69,746,167

Net increase (decrease) in net assets	(2,138,580)	8,105,859	42,039,477	127,564,482
NET ASSETS
Beginning of the period	23,325,691	15,219,832	372,166,425	244,601,943

End of the period	$21,187,111	$23,325,691	$414,205,902	$372,166,425

See accompanying notes to financial statements.

|  32

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund		Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$6,284,411	$9,327,403	$786,393	$(2,363,534)
Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency transactions	(1,967,167)	37,081,829	61,565,106	116,863,738
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	(101,866,494)	(4,477,434)	(324,969,181)	97,061,972

Net increase (decrease) in net assets resulting from operations	(97,549,250)	41,931,798	(262,617,682)	211,562,176

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(2,330,358)	(26,539,784)	(76,697,366)
Class C	—	(418,451)	(3,948,324)	(11,757,176)
Class N	—	(12,581)	(5,180)	(15,616)
Class Y	—	(5,540,267)	(8,682,775)	(23,677,132)

Total distributions	—	(8,301,657)	(39,176,063)	(112,147,290)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(47,346,246)	(1,920,547)	20,957,595	20,061,764

Net increase (decrease) in net assets	(144,895,496)	31,709,594	(280,836,150)	119,476,650
NET ASSETS
Beginning of the period	535,868,948	504,159,354	1,075,830,796	956,354,146

End of the period	$390,973,452	$535,868,948	$794,994,646	$1,075,830,796

See accompanying notes to financial statements.

33  |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Mid Cap Fund		Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$1,368,614	$1,331,082	$(12,720)	$174,435
Net realized gain on investments and class action settlements	2,749,015	56,422,377	3,754,607	33,988,295
Net change in unrealized appreciation (depreciation) on investments	(54,238,182)	4,168,218	(23,288,460)	828,120

Net increase (decrease) in net assets resulting from operations	(50,120,553)	61,921,677	(19,546,573)	34,990,850

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(859,450)	(5,329,869)	(1,681,175)	(14,352,433)
Class C	(262,976)	(1,799,416)	(52,754)	(339,165)
Class N	(1,948,714)	(12,164,843)	(27,118)	(233,321)
Class Y	(4,634,572)	(33,148,269)	(1,450,459)	(11,433,578)

Total distributions	(7,705,712)	(52,442,397)	(3,211,506)	(26,358,497)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(21,711,504)	68,004,051	3,930,271	29,370,496

Net increase (decrease) in net assets	(79,537,769)	77,483,331	(18,827,808)	38,002,849
NET ASSETS
Beginning of the period	367,538,653	290,055,322	149,896,014	111,893,165

End of the period	$288,000,884	$367,538,653	$131,068,206	$149,896,014

See accompanying notes to financial statements.

|  34

Financial Highlights

For a share outstanding throughout each period.

	International Growth Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.57		$10.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	(b)	(0.01)	0.01
Net realized and unrealized gain (loss)	(2.06)		(0.41)	0.13

Total from Investment Operations	(2.02)		(0.42)	0.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.01)	(0.01)
Net realized capital gains	—		(0.13)	—

Total Distributions	—		(0.14)	(0.01)

Net asset value, end of the period	$7.55		$9.57	$10.13

Total return(c)(d)	(21.11	)%(b)(e)	(4.07)%	1.37	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$115		$113	$1
Net expenses(f)	1.20	%(g)	1.20%	1.20	%(g)
Gross expenses	2.07	%(g)	2.71%	13.05	%(g)
Net investment income (loss)	0.94	%(b)(g)	(0.07)%	1.28	%(g)
Portfolio turnover rate	7%		9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.03, total return would have been (21.32)% and the ratio of net investment income to average net assets would have been 0.61%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

35  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Growth Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.51		$10.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	(b)	(0.09)		0.00	(c)
Net realized and unrealized gain (loss)	(2.06)		(0.40)		0.13

Total from Investment Operations	(2.04)		(0.49)		0.13

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(c)	(0.00	)(c)
Net realized capital gains	—		(0.13)		—

Total Distributions	—		(0.13)		(0.00)

Net asset value, end of the period	$7.47		$9.51		$10.13

Total return(d)(e)	(21.45	)%(b)(f)	(4.79)%		1.33	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$38		$1
Net expenses(g)	1.95	%(h)	1.95%		1.95	%(h)
Gross expenses	2.82	%(h)	3.46%		13.78	%(h)
Net investment income (loss)	0.43	%(b)(h)	(0.90)%		0.55	%(h)
Portfolio turnover rate	7%		9%		1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.01), total return would have been (21.56)% and the ratio of net investment loss to average net assets would have been (0.27)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  36

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Growth Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.58		$10.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	(b)	0.03	0.01
Net realized and unrealized gain (loss)	(2.07)		(0.42)	0.13

Total from Investment Operations	(2.02)		(0.39)	0.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)	(0.01)
Net realized capital gains	—		(0.13)	—

Total Distributions	—		(0.16)	(0.01)

Net asset value, end of the period	$7.56		$9.58	$10.13

Total return(c)	(21.09	)%(b)(d)	(3.77)%	1.38	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$18,119		$22,953	$15,206
Net expenses(e)	0.90	%(f)	0.90%	0.90	%(f)
Gross expenses	1.54	%(f)	1.58%	6.48	%(f)
Net investment income	1.22	%(b)(f)	0.29%	1.43	%(f)
Portfolio turnover rate	7%		9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.04, total return would have been (21.19)% and the ratio of net investment income to average net assets would have been 0.85%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

37  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Growth Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.58		$10.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	(b)	0.02	0.01
Net realized and unrealized gain (loss)	(2.07)		(0.41)	0.13

Total from Investment Operations	(2.02)		(0.39)	0.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)	(0.01)
Net realized capital gains	—		(0.13)	—

Total Distributions	—		(0.16)	(0.01)

Net asset value, end of the period	$7.56		$9.58	$10.13

Total return(c)	(21.09	)%(b)(d)	(3.81)%	1.38	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,952		$222	$12
Net expenses(e)	0.95	%(f)	0.95%	0.95	%(f)
Gross expenses	1.82	%(f)	2.46%	12.58	%(f)
Net investment income	1.29	%(b)(f)	0.19%	1.63	%(f)
Portfolio turnover rate	7%		9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been (21.19)% and the ratio of net investment income to average net assets would have been 1.25%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  38

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$29.04		$23.20		$22.45		$19.44		$24.72	$21.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.07		0.11	(b)	0.18	(c)	0.10	0.11
Net realized and unrealized gain (loss)	(5.68)		7.81		2.78		4.93		(3.28)	4.28

Total from Investment Operations	(5.61)		7.88		2.89		5.11		(3.18)	4.39

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)		(0.12)		(0.21)		(0.08)	(0.10)
Net realized capital gains	(0.36)		(1.99)		(2.02)		(1.89)		(2.02)	(0.94)

Total Distributions	(0.36)		(2.04)		(2.14)		(2.10)		(2.10)	(1.04)

Net asset value, end of the period	$23.07		$29.04		$23.20		$22.45		$19.44	$24.72

Total return(d)	(19.52	)%(e)(f)	33.97	%(e)	13.01	%(b)	26.77	%(c)	(13.01)%	20.75%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$186,193		$222,435		$170,702		$181,417		$164,748	$203,792
Net expenses	1.05	%(g)(h)	1.12	%(g)(i)	1.20	%(j)	1.17%		1.13%	1.18%
Gross expenses	1.08	%(h)	1.14%		1.20	%(j)	1.17%		1.13%	1.18%
Net investment income	0.55	%(h)	0.25%		0.53	%(b)	0.85	%(c)	0.41%	0.48%
Portfolio turnover rate	26%		23%		22%		15%		39%	16%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been 12.72% and the ratio of net investment income to average net assets would have been 0.27%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13, total return would have been 26.50% and the ratio of net investment income to average net assets would have been 0.62%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.05%.
(j)	Includes refund of prior year service fee of 0.01%.

See accompanying notes to financial statements.

39  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$23.50		$19.17		$18.92		$16.66		$21.58	$18.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		(0.12)		(0.04	)(b)	0.02	(c)	(0.07)	(0.05)
Net realized and unrealized gain (loss)	(4.58)		6.44		2.31		4.20		(2.83)	3.74

Total from Investment Operations	(4.60)		6.32		2.27		4.22		(2.90)	3.69

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(d)	—		(0.07)		—	(0.00	)(d)
Net realized capital gains	(0.36)		(1.99)		(2.02)		(1.89)		(2.02)	(0.94)

Total Distributions	(0.36)		(1.99)		(2.02)		(1.96)		(2.02)	(0.94)

Net asset value, end of the period	$18.54		$23.50		$19.17		$18.92		$16.66	$21.58

Total return(e)	(19.83	)%(f)(g)	32.99	%(f)	12.15	%(b)	25.82	%(c)	(13.63)%	19.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$50,765		$50,042		$35,940		$54,384		$53,606	$62,272
Net expenses	1.80	%(h)(i)	1.87	%(h)(j)	1.95%		1.92%		1.88%	1.93%
Gross expenses	1.83	%(i)	1.89%		1.95%		1.92%		1.88%	1.93%
Net investment income (loss)	(0.20	)%(i)	(0.49)%		(0.23	)%(b)	0.12	%(c)	(0.33)%	(0.27)%
Portfolio turnover rate	26%		23%		22%		15%		39%	16%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 11.85% and the ratio of net investment loss to average net assets would have been (0.46)%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.02), total return would have been 25.50% and the ratio of net investment loss to average net assets would have been (0.12)%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 2.05% to 1.80%.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$31.13		$24.72		$23.78		$20.49		$25.91	$23.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.23		0.18	(b)	0.22	(c)	0.22	0.14
Net realized and unrealized gain (loss)	(6.10)		8.31		2.98		5.25		(3.45)	3.44

Total from Investment Operations	(5.98)		8.54		3.16		5.47		(3.23)	3.58

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.14)		(0.20)		(0.29)		(0.17)	(0.17)
Net realized capital gains	(0.36)		(1.99)		(2.02)		(1.89)		(2.02)	(0.63)

Total Distributions	(0.36)		(2.13)		(2.22)		(2.18)		(2.19)	(0.80)

Net asset value, end of the period	$24.79		$31.13		$24.72		$23.78		$20.49	$25.91

Total return(d)	(19.40	)%(e)	34.54%		13.41	%(b)	27.16	%(c)	(12.60)%	15.46	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$478		$682		$364		$801		$10	$1
Net expenses(f)	0.75	%(g)	0.80	%(h)	0.86%		0.83%		0.75%	0.75	%(g)
Gross expenses	1.04	%(g)	1.55%		1.05%		1.25%		3.79%	13.79	%(g)
Net investment income	0.81	%(g)	0.79%		0.85	%(b)	0.93	%(c)	0.88%	0.84	%(g)
Portfolio turnover rate	26%		23%		22%		15%		39%	16	%(i)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.14, total return would have been 13.13% and the ratio of net investment income to average net assets would have been 0.67%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.22, total return would have been 26.90% and the ratio of net investment income to average net assets would have been 0.92%.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.75%.
(i)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$31.04		$24.68		$23.75		$20.46		$25.90	$22.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.17		0.17	(b)	0.27	(c)	0.17	0.17
Net realized and unrealized gain (loss)	(6.09)		8.31		2.95		5.17		(3.44)	4.48

Total from Investment Operations	(5.97)		8.48		3.12		5.44		(3.27)	4.65

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.13)		(0.17)		(0.26)		(0.15)	(0.15)
Net realized capital gains	(0.36)		(1.99)		(2.02)		(1.89)		(2.02)	(0.94)

Total Distributions	(0.36)		(2.12)		(2.19)		(2.15)		(2.17)	(1.09)

Net asset value, end of the period	$24.71		$31.04		$24.68		$23.75		$20.46	$25.90

Total return	(19.43	)%(d)(e)	34.35	%(d)	13.28	%(b)	27.06	%(c)(d)	(12.76)%	21.05%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$176,770		$99,008		$37,595		$46,836		$53,829	$49,955
Net expenses	0.80	%(f)(g)	0.86	%(f)(h)	0.95%		0.91	%(f)	0.88%	0.93%
Gross expenses	0.83	%(g)	0.89%		0.95%		0.92%		0.88%	0.93%
Net investment income	0.83	%(g)	0.56%		0.79	%(b)	1.16	%(c)	0.68%	0.71%
Portfolio turnover rate	26%		23%		22%		15%		39%	16%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12, total return would have been 13.00% and the ratio of net investment income to average net assets would have been 0.55%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.20, total return would have been 26.80% and the ratio of net investment income to average net assets would have been 0.90%.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.05% to 0.80%.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$15.15		$14.15		$13.63		$11.29		$15.58	$12.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.19		0.27	(b)	(0.00	)(c)	0.37	(d)	0.25	0.18
Net realized and unrealized gain (loss)	(3.11)		0.96		0.55	(e)	2.38		(4.02)	3.41

Total from Investment Operations	(2.92)		1.23		0.55		2.75		(3.77)	3.59

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.23)		(0.03)		(0.41)		(0.29)	(0.16)
Net realized capital gains	—		—		—		—		(0.23)	—

Total Distributions	—		(0.23)		(0.03)		(0.41)		(0.52)	(0.16)

Net asset value, end of the period	$12.23		$15.15		$14.15		$13.63		$11.29	$15.58

Total return(f)	(19.27	)%(g)(h)	8.73	%(b)(g)	4.06	%(g)	24.35	%(d)	(24.15)%	29.56%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$121,284		$152,900		$131,630		$172,906		$257,551	$603,988
Net expenses	1.15	%(i)(j)	1.17	%(i)(k)	1.29	%(i)(l)	1.29%		1.31%	1.32%
Gross expenses	1.37	%(j)	1.34%		1.36%		1.29%		1.31%	1.32%
Net investment income (loss)	2.79	%(j)	1.73	%(b)	(0.03)%		2.91	%(d)	1.72%	1.28%
Portfolio turnover rate	20%		37%		63%		28%		50%	40%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.13, total return would have been 7.74% and the ratio of net investment income to average net assets would have been 0.84%.

(c)	Amount rounds to less than $0.01 per share.
(d)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.29, total return would have been 23.55% and the ratio of net investment income to average net assets would have been 2.26%.

(e)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(f)	A sales charge for Class A shares is not reflected in total return calculations.
(g)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(h)	Periods less than one year are not annualized.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	Computed on an annualized basis for periods less than one year.
(k)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
(l)	Effective July 1, 2020, the expense limit decreased from 1.37% to 1.20%.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$14.86		$13.85		$13.41		$11.11		$15.30	$11.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.13		0.13	(b)	(0.08)		0.26	(c)	0.13	0.06
Net realized and unrealized gain (loss)	(3.04)		0.97		0.52	(d)	2.34		(3.92)	3.35

Total from Investment Operations	(2.91)		1.10		0.44		2.60		(3.79)	3.41

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.09)		—		(0.30)		(0.17)	(0.07)
Net realized capital gains	—		—		—		—		(0.23)	—

Total Distributions	—		(0.09)		—		(0.30)		(0.40)	(0.07)

Net asset value, end of the period	$11.95		$14.86		$13.85		$13.41		$11.11	$15.30

Total return(e)	(19.58	)%(f)(g)	7.92	%(b)(f)	3.28	%(f)	23.44	%(c)	(24.74)%	28.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$45,885		$69,335		$96,772		$179,533		$212,618	$363,018
Net expenses	1.90	%(h)(i)	1.93	%(h)(j)	2.05	%(h)(k)	2.04%		2.07%	2.07%
Gross expenses	2.12	%(i)	2.09%		2.11%		2.04%		2.07%	2.07%
Net investment income (loss)	1.91	%(i)	0.85	%(b)	(0.76)%		2.09	%(c)	0.94%	0.42%
Portfolio turnover rate	20%		37%		63%		28%		50%	40%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.02, total return would have been 6.98% and the ratio of net investment income to average net assets would have been 0.13%.

(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.18, total return would have been 22.63% and the ratio of net investment income to average net assets would have been 1.43%.

(d)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
(k)	Effective July 1, 2020, the expense limit decreased from 2.12% to 1.95%.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$15.08		$14.09		$13.56		$11.25		$15.58	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30		0.38	(b)	0.04		0.33	(c)	0.28	0.15
Net realized and unrealized gain (loss)	(3.18)		0.89		0.56	(d)	2.45		(4.02)	1.66

Total from Investment Operations	(2.88)		1.27		0.60		2.78		(3.74)	1.81

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.28)		(0.07)		(0.47)		(0.36)	(0.21)
Net realized capital gains	—		—		—		—		(0.23)	—

Total Distributions	—		(0.28)		(0.07)		(0.47)		(0.59)	(0.21)

Net asset value, end of the period	$12.20		$15.08		$14.09		$13.56		$11.25	$15.58

Total return(e)	(19.10	)%(f)	9.01	%(b)	4.44%		24.75	%(c)	(23.94)%	12.96	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,941		$704		$290		$811		$758	$1
Net expenses(g)	0.85	%(h)	0.87	%(i)	0.92	%(j)	0.94%		0.99%	0.92	%(h)
Gross expenses	1.05	%(h)	1.25%		1.17%		1.08%		1.02%	25.21	%(h)
Net investment income	4.54	%(h)	2.49	%(b)	0.37%		2.56	%(c)	2.04%	1.54	%(h)
Portfolio turnover rate	20%		37%		63%		28%		50%	40	%(k)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.11, total return would have been 8.09% and the ratio of net investment income to average net assets would have been 0.70%.

(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.27, total return would have been 23.94% and the ratio of net investment income to average net assets would have been 2.15%.

(d)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(j)	Effective July 1, 2020, the expense limit decreased from 1.07% to 0.90%.
(k)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$15.07		$14.08		$13.56		$11.25		$15.56	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.30	(b)	0.04		0.37	(c)	0.26	0.00	(d)
Net realized and unrealized gain (loss)	(3.09)		0.96		0.55	(e)	2.40		(3.99)	1.79

Total from Investment Operations	(2.89)		1.26		0.59		2.77		(3.73)	1.79

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.27)		(0.07)		(0.46)		(0.35)	(0.21)
Net realized capital gains	—		—		—		—		(0.23)	—

Total Distributions	—		(0.27)		(0.07)		(0.46)		(0.58)	(0.21)

Net asset value, end of the period	$12.18		$15.07		$14.08		$13.56		$11.25	$15.56

Total return	(19.18	)%(f)(g)	8.97	%(b)(f)	4.32	%(f)	24.64	%(c)	(23.93)%	12.79	%(g)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$221,863		$312,930		$275,468		$244,586		$215,123	$172,978
Net expenses	0.90	%(h)(i)	0.92	%(h)(j)	1.03	%(h)(k)	1.04%		1.07%	1.07	%(i)
Gross expenses	1.11	%(i)	1.09%		1.11%		1.04%		1.07%	1.07	%(i)
Net investment income	2.82	%(i)	1.96	%(b)	0.41%		2.91	%(c)	1.85%	0.03	%(i)
Portfolio turnover rate	20%		37%		63%		28%		50%	40	%(l)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.17, total return would have been 8.04% and the ratio of net investment income to average net assets would have been 1.07%.

(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.29, total return would have been 23.84% and the ratio of net investment income to average net assets would have been 2.29%.

(d)	Amount rounds to less than $0.01 per share.
(e)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(k)	Effective July 1, 2020, the expense limit decreased from 1.12% to 0.95%.
(l)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$43.12		$39.04	$36.53	$31.00		$36.90	$30.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		(0.11)	(0.05)	0.15	(b)	0.08	0.06
Net realized and unrealized gain (loss)	(10.38)		8.99	7.66	9.34		(2.51)	7.88

Total from Investment Operations	(10.36)		8.88	7.61	9.49		(2.43)	7.94

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.17)		(0.05)	(0.06)
Net realized capital gains	(1.58)		(4.80)	(5.10)	(3.79)		(3.42)	(1.25)

Total Distributions	(1.58)		(4.80)	(5.10)	(3.96)		(3.47)	(1.31)

Net asset value, end of the period	$31.18		$43.12	$39.04	$36.53		$31.00	$36.90

Total return(c)	(24.77	)%(d)	23.14%	22.09%	31.03	%(b)	(6.48)%	26.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$529,335		$733,423	$649,754	$616,922		$523,665	$604,330
Net expenses	1.14	%(e)	1.14%	1.17%	1.17%		1.16%	1.21	%(f)
Gross expenses	1.14	%(e)	1.14%	1.17%	1.17%		1.16%	1.21%
Net investment income (loss)	0.13	%(e)	(0.25)%	(0.14)%	0.42	%(b)	0.20%	0.16%
Portfolio turnover rate	22%		18%	26%	12%		23%	17%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.09, total return would have been 30.87% and the ratio of net investment income to average net assets would have been 0.26%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2017, the expense limit decreased from 1.25% to 1.20%.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$21.82		$21.89	$22.65	$20.42		$25.73	$21.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)		(0.24)	(0.19)	(0.07	)(b)	(0.14)	(0.14)
Net realized and unrealized gain (loss)	(5.08)		4.97	4.53	6.10		(1.75)	5.58

Total from Investment Operations	(5.14)		4.73	4.34	6.03		(1.89)	5.44

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.01)		—	(0.00	)(c)
Net realized capital gains	(1.58)		(4.80)	(5.10)	(3.79)		(3.42)	(1.25)

Total Distributions	(1.58)		(4.80)	(5.10)	(3.80)		(3.42)	(1.25)

Net asset value, end of the period	$15.10		$21.82	$21.89	$22.65		$20.42	$25.73

Total return(d)	(25.04	)%(e)	22.27%	21.15%	30.06	%(b)	(7.18)%	25.35%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$36,164		$57,492	$63,126	$77,924		$78,783	$112,615
Net expenses	1.89	%(f)	1.89%	1.92%	1.92%		1.91%	1.96	%(g)
Gross expenses	1.89	%(f)	1.89%	1.92%	1.92%		1.91%	1.96%
Net investment loss	(0.63	)%(f)	(0.99)%	(0.87)%	(0.31	)%(b)	(0.54)%	(0.59)%
Portfolio turnover rate	22%		18%	26%	12%		23%	17%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.11), total return would have been 29.85% and the ratio of net investment loss to average net assets would have been (0.48)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 2.00% to 1.95%.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$54.14		$47.84	$43.61	$36.37		$42.63	$37.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.03	0.13	0.19	(b)	0.25	0.12
Net realized and unrealized gain (loss)	(13.13)		11.07	9.20	11.14		(2.91)	6.20

Total from Investment Operations	(13.02)		11.10	9.33	11.33		(2.66)	6.32

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.30)		(0.18)	(0.16)
Net realized capital gains	(1.58)		(4.80)	(5.10)	(3.79)		(3.42)	(1.15)

Total Distributions	(1.58)		(4.80)	(5.10)	(4.09)		(3.60)	(1.31)

Net asset value, end of the period	$39.54		$54.14	$47.84	$43.61		$36.37	$42.63

Total return(c)	(24.64	)%(d)	23.53%	22.48%	31.44	%(b)	(6.11)%	16.78	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$162		$177	$172	$654		$1	$1
Net expenses(e)	0.83	%(f)	0.83%	0.84%	0.83%		0.76%	0.78	%(f)(g)
Gross expenses	1.90	%(f)	1.38%	1.13%	1.42%		13.35%	13.41	%(f)
Net investment income	0.46	%(f)	0.06%	0.31%	0.44	%(b)	0.56%	0.44	%(f)
Portfolio turnover rate	22%		18%	26%	12%		23%	17	%(h)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.19, total return would have been 31.27% and the ratio of net investment income to average net assets would have been 0.44%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 0.95% to 0.90%.
(h)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$53.99		$47.74		$43.56	$36.33		$42.61	$34.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.00	(b)	0.05	0.29	(c)	0.20	0.16
Net realized and unrealized gain (loss)	(13.09)		11.05		9.23	10.99		(2.92)	9.07

Total from Investment Operations	(13.00)		11.05		9.28	11.28		(2.72)	9.23

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—	(0.26)		(0.14)	(0.14)
Net realized capital gains	(1.58)		(4.80)		(5.10)	(3.79)		(3.42)	(1.25)

Total Distributions	(1.58)		(4.80)		(5.10)	(4.05)		(3.56)	(1.39)

Net asset value, end of the period	$39.41		$53.99		$47.74	$43.56		$36.33	$42.61

Total return	(24.67	)%(d)	23.48%		22.36%	31.36	%(c)(e)	(6.24)%	26.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$229,334		$284,738		$243,302	$283,864		$296,255	$285,008
Net expenses	0.89	%(f)	0.89%		0.92%	0.91	%(g)	0.91%	0.95	%(h)
Gross expenses	0.89	%(f)	0.89%		0.92%	0.92%		0.91%	0.95%
Net investment income	0.39	%(f)	0.00	%(i)	0.13%	0.69	%(c)	0.45%	0.40%
Portfolio turnover rate	22%		18%		26%	12%		23%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.22, total return would have been 31.16% and the ratio of net investment income to average net assets would have been 0.53%.

(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.95%.
(i)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$22.70		$21.79		$22.42		$17.37		$22.65	$20.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.05		0.07		0.03		0.09	0.17	(b)
Net realized and unrealized gain (loss)	(3.30	)(c)	4.52		1.96		5.21		(3.71)	2.48

Total from Investment Operations	(3.23)		4.57		2.03		5.24		(3.62)	2.65

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.04)		(0.04)		(0.02)		(0.15)	(0.18)
Net realized capital gains	(0.51)		(3.62)		(2.62)		(0.17)		(1.51)	(0.37)

Total Distributions	(0.51)		(3.66)		(2.66)		(0.19)		(1.66)	(0.55)

Net asset value, end of the period	$18.96		$22.70		$21.79		$22.42		$17.37	$22.65

Total return(d)	(14.47	)%(e)(f)	21.32	%(e)	10.46	%(e)	30.21	%(e)	(16.10)%	12.93	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$32,690		$37,849		$30,567		$33,434		$43,769	$67,186
Net expenses	1.15	%(g)(h)	1.17	%(g)(i)	1.20	%(g)	1.25	%(g)(j)(k)	1.24%	1.22%
Gross expenses	1.19	%(h)	1.23%		1.29%		1.28	%(j)	1.24%	1.22%
Net investment income	0.66	%(h)	0.22%		0.35%		0.16%		0.42%	0.77	%(b)
Portfolio turnover rate	23%		71%		52%		52%		44%	42%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.09, total return would have been 12.53% and the ratio of net investment income to average net assets would have been 0.41%.

(c)	Includes a class action settlement payment of $0.02 per share. See Note 8 of Notes to Financial Statements.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.23% and the ratio of gross expenses would have been 1.26%.
(k)	Effective July 1, 2019, the expense limit decreased from 1.40% to 1.20%.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$20.58		$20.15		$21.06		$16.43		$21.50	$19.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		(0.13)		(0.08)		(0.10)		(0.08)	0.00	(b)(c)
Net realized and unrealized gain (loss)	(2.98	)(d)	4.18		1.79		4.90		(3.48)	2.36

Total from Investment Operations	(2.99)		4.05		1.71		4.80		(3.56)	2.36

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(b)	—		(0.00	)(b)	—	—
Net realized capital gains	(0.51)		(3.62)		(2.62)		(0.17)		(1.51)	(0.37)

Total Distributions	(0.51)		(3.62)		(2.62)		(0.17)		(1.51)	(0.37)

Net asset value, end of the period	$17.08		$20.58		$20.15		$21.06		$16.43	$21.50

Total return(e)	(14.80	)%(f)(g)	20.44	%(f)	9.60	%(f)	29.25	%(f)	(16.71)%	12.11	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,425		$11,436		$14,023		$21,932		$23,967	$47,559
Net expenses	1.90	%(h)(i)	1.93	%(h)(j)	1.95	%(h)	1.99	%(h)(k)(l)	1.98%	1.97%
Gross expenses	1.94	%(i)	1.98%		2.04%		2.02	%(k)	1.98%	1.97%
Net investment income (loss)	(0.12	)%(i)	(0.56)%		(0.42)%		(0.50)%		(0.36)%	0.00	%(c)(m)
Portfolio turnover rate	23%		71%		52%		52%		44%	42%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 11.70% and the ratio of net investment loss to average net assets would have been (0.35)%.

(d)	Includes a class action settlement payment of $0.02 per share. See Note 8 of Notes to Financial Statements.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.98% and the ratio of gross expenses would have been 2.01%.
(l)	Effective July 1, 2019, the expense limit decreased from 2.15% to 1.95%.
(m)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$23.05		$22.07		$22.66		$17.54		$22.87	$20.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.14		0.13		0.11		0.17	0.25	(b)
Net realized and unrealized gain (loss)	(3.36	)(c)	4.58		2.00		5.27		(3.75)	2.51

Total from Investment Operations	(3.26)		4.72		2.13		5.38		(3.58)	2.76

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.12)		(0.10)		(0.09)		(0.24)	(0.27)
Net realized capital gains	(0.51)		(3.62)		(2.62)		(0.17)		(1.51)	(0.37)

Total Distributions	(0.51)		(3.74)		(2.72)		(0.26)		(1.75)	(0.64)

Net asset value, end of the period	$19.28		$23.05		$22.07		$22.66		$17.54	$22.87

Total return	(14.38	)%(d)	21.70	%(e)	10.83	%(e)	30.67	%(e)	(15.78)%	13.31	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$73,157		$91,416		$17,965		$18,262		$70,902	$134,205
Net expenses	0.85	%(f)	0.86	%(g)(h)	0.90	%(g)	0.92	%(g)(i)(j)	0.88%	0.88%
Gross expenses	0.85	%(f)	0.89%		0.94%		0.93	%(i)	0.88%	0.88%
Net investment income	0.95	%(f)	0.55%		0.65%		0.51%		0.76%	1.16	%(b)
Portfolio turnover rate	23%		71%		52%		52%		44%	42%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 12.92% and the ratio of net investment income to average net assets would have been 0.76%.

(c)	Includes a class action settlement payment of $0.02 per share. See Note 8 of Notes to Financial Statements.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.91% and the ratio of gross expenses would have been 0.91%.

(j) Effective July 1, 2019, the expense limit decreased from 1.10% to 0.90%.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$23.09		$22.10		$22.69		$17.57		$22.89	$20.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.11		0.12		0.10		0.15	0.23	(b)
Net realized and unrealized gain (loss)	(3.36	)(c)	4.60		2.00		5.26		(3.75)	2.51

Total from Investment Operations	(3.27)		4.71		2.12		5.36		(3.60)	2.74

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.10)		(0.09)		(0.07)		(0.21)	(0.25)
Net realized capital gains	(0.51)		(3.62)		(2.62)		(0.17)		(1.51)	(0.37)

Total Distributions	(0.51)		(3.72)		(2.71)		(0.24)		(1.72)	(0.62)

Net asset value, end of the period	$19.31		$23.09		$22.10		$22.69		$17.57	$22.89

Total return	(14.40	)%(d)(e)	21.65	%(d)	10.76	%(d)	30.52	%(d)	(15.85)%	13.19	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$173,730		$226,838		$227,501		$298,705		$453,085	$774,304
Net expenses	0.90	%(f)(g)	0.93	%(f)(h)	0.95	%(f)	1.00	%(f)(i)(j)	0.99%	0.97%
Gross expenses	0.94	%(g)	0.98%		1.04%		1.02	%(i)	0.99%	0.97%
Net investment income	0.88	%(g)	0.45%		0.60%		0.48%		0.66%	1.04	%(b)
Portfolio turnover rate	23%		71%		52%		52%		44%	42%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.15, total return would have been 12.80% and the ratio of net investment income to average net assets would have been 0.67%.

(c)	Includes a class action settlement payment of $0.02 per share. See Note 8 of Notes to Financial Statements.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.98% and the ratio of gross expenses would have been 1.01%.
(j)	Effective July 1, 2019, the expense limit decreased from 1.15% to 0.95%.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017
Net asset value, beginning of the period	$17.87		$16.69		$15.45		$12.48		$18.71		$19.79

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		0.00	(b)(c)	0.00	(c)	0.02		0.01		(0.01)
Net realized and unrealized gain (loss)	(2.28)		4.98		1.33		3.06		(2.76)		1.21

Total from Investment Operations	(2.29)		4.98		1.33		3.08		(2.75)		1.20

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.01)		(0.00	)(c)	(0.03)		(0.00	)(c)	(0.00	)(c)
Net realized capital gains	(0.37)		(3.79)		(0.09)		(0.08)		(3.48)		(2.28)

Total Distributions	(0.37)		(3.80)		(0.09)		(0.11)		(3.48)		(2.28)

Net asset value, end of the period	$15.21		$17.87		$16.69		$15.45		$12.48		$18.71

Total return(d)	(13.00	)%(e)(f)	30.24	%(b)(e)	8.91	%(e)	24.66	%(e)	(14.84)%		6.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$69,042		$81,493		$61,571		$67,525		$66,376		$93,751
Net expenses	1.25	%(g)(h)	1.27	%(g)(i)	1.32	%(g)(j)	1.40	%(g)(k)	1.38%		1.36%
Gross expenses	1.34	%(h)	1.43%		1.53%		1.47%		1.38%		1.36%
Net investment income (loss)	(0.13	)%(h)	0.01	%(b)	0.02%		0.12%		0.03%		(0.03)%
Portfolio turnover rate	30%		92%		105%		61%		70%		92%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.05), total return would have been 29.95% and the ratio of net investment loss to average net assets would have been (0.25)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.25%.
(j)	Effective July 1, 2020, the expense limit decreased from 1.34% to 1.30%.
(k)	Effective July 1, 2019, the expense limit decreased from 1.45% to 1.34%.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017
Net asset value, beginning of the period	$6.94		$8.34		$7.84		$6.41		$11.67		$13.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)		(0.06	)(b)	(0.05)		(0.05)		(0.09)		(0.10)
Net realized and unrealized gain (loss)	(0.87)		2.45		0.64		1.57		(1.69)		0.79

Total from Investment Operations	(0.90)		2.39		0.59		1.52		(1.78)		0.69

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.00	)(c)	(0.01)		(0.00	)(c)	(0.00	)(c)
Net realized capital gains	(0.37)		(3.79)		(0.09)		(0.08)		(3.48)		(2.28)

Total Distributions	(0.37)		(3.79)		(0.09)		(0.09)		(3.48)		(2.28)

Net asset value, end of the period	$5.67		$6.94		$8.34		$7.84		$6.41		$11.67

Total return(d)	(13.47	)%(e)(f)	29.45	%(b)(e)	8.08	%(e)	23.69	%(e)	(15.51)%		5.50%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$838		$966		$983		$1,450		$3,480		$15,756
Net expenses	2.00	%(g)(h)	2.03	%(g)(i)	2.07	%(g)(j)	2.16	%(g)(k)	2.12%		2.11%
Gross expenses	2.09	%(h)	2.19%		2.28%		2.23%		2.12%		2.11%
Net investment loss	(0.88	)%(h)	(0.67	)%(b)	(0.71)%		(0.68)%		(0.83)%		(0.79)%
Portfolio turnover rate	30%		92%		105%		61%		70%		92%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.10), total return would have been 29.09% and the ratio of net investment loss to average net assets would have been (0.99)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 2.05% to 2.00%.
(j)	Effective July 1, 2020, the expense limit decreased from 2.09% to 2.05%.
(k)	Effective July 1, 2019, the expense limit decreased from 2.20% to 2.09%.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$18.96		$17.52		$16.20		$13.08		$19.37	$19.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.01	(b)	0.04		0.08		0.08	0.07
Net realized and unrealized gain (loss)	(2.42)		5.29		1.42		3.20		(2.86)	1.35

Total from Investment Operations	(2.41)		5.30		1.46		3.28		(2.78)	1.42

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.07)		(0.05)		(0.08)		(0.03)	(0.02)
Net realized capital gains	(0.37)		(3.79)		(0.09)		(0.08)		(3.48)	(1.58)

Total Distributions	(0.37)		(3.86)		(0.14)		(0.16)		(3.51)	(1.60)

Net asset value, end of the period	$16.18		$18.96		$17.52		$16.20		$13.08	$19.37

Total return(c)	(12.89	)%(d)	30.64	%(b)	9.27%		25.08%		(14.48)%	7.17	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,207		$1,383		$23		$21		$1	$1
Net expenses(e)	0.95	%(f)	0.97	%(g)	1.02	%(h)	1.03	%(i)	0.96%	0.96	%(f)
Gross expenses	1.13	%(f)	1.19%		6.54%		11.80%		15.17%	14.68	%(f)
Net investment income	0.17	%(f)	0.03	%(b)	0.31%		0.52%		0.43%	0.56	%(f)
Portfolio turnover rate	30%		92%		105%		61%		70%	92	%(j)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 30.37% and the ratio of net investment income to average net assets would have been 0.03%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.04% to 1.00%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.15% to 1.04%.
(j)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$18.95		$17.51		$16.19		$13.08		$19.37	$20.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.06	(b)	0.04		0.05		0.04	0.05
Net realized and unrealized gain (loss)	(2.42)		5.23		1.41		3.21		(2.84)	1.25

Total from Investment Operations	(2.41)		5.29		1.45		3.26		(2.80)	1.30

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.06)		(0.04)		(0.07)		(0.01)	(0.01)
Net realized capital gains	(0.37)		(3.79)		(0.09)		(0.08)		(3.48)	(2.28)

Total Distributions	(0.37)		(3.85)		(0.13)		(0.15)		(3.49)	(2.29)

Net asset value, end of the period	$16.17		$18.95		$17.51		$16.19		$13.08	$19.37

Total return	(12.89	)%(c)(d)	30.61	%(b)(c)	9.23	%(c)	24.88	%(c)	(14.61)%	6.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$59,981		$66,054		$49,315		$44,482		$58,538	$176,940
Net expenses	1.00	%(e)(f)	1.02	%(e)(g)	1.07	%(e)(h)	1.15	%(e)(i)	1.12%	1.11%
Gross expenses	1.09	%(f)	1.18%		1.28%		1.23%		1.12%	1.11%
Net investment income	0.12	%(f)	0.28	%(b)	0.26%		0.35%		0.22%	0.23%
Portfolio turnover rate	30%		92%		105%		61%		70%	92%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 30.26% and the ratio of net investment income to average net assets would have been 0.01%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.05% to 1.00%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.09% to 1.05%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.20% to 1.09%.

See accompanying notes to financial statements.

|  58

Notes to Financial Statements

June 30, 2022 (Unaudited)

1.  Organization.  Loomis Sayles Funds II, Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds II:

Loomis Sayles International Growth Fund (the “International Growth Fund”)

Natixis Funds Trust I:

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund (the “U.S. Equity Opportunities Fund”)

Vaughan Nelson Small Cap Value Fund (the “Small Cap Value Fund”)

Natixis Funds Trust II:

Natixis Oakmark Fund

Vaughan Nelson Mid Cap Fund (the “Mid Cap Fund”)

Each Fund is a diversified investment company, except for International Growth Fund, which is a non-diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available,

59  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2022, securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets
International Growth Fund	$13,939,677	65.8%
Natixis Oakmark International Fund	349,037,004	89.3%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

e.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2022 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (EU reclaims) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service (IRS), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as deferred Trustees’ fees, distributions in excess of income and/or

61  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

capital gain, forward foreign currency contract mark-to-market, distribution re-designations, foreign currency gains and losses, non-deductible expenses, net operating losses, passive foreign investment company adjustments, return of capital distributions received and deferral of EU reclaims. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, forward foreign currency contract mark-to-market, return of capital distributions received, net operating losses, deferral of EU reclaims, deferred Trustees’ fees and passive foreign investment company adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2021 was as follows:

	2021 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
International Growth Fund	$410,212	$—	$410,212
Natixis Oakmark Fund	1,954,068	22,797,197	24,751,265
Natixis Oakmark International Fund	8,301,657	—	8,301,657
U.S. Equity Opportunities Fund	7,131,636	105,015,654	112,147,290
Mid Cap Fund	11,228,135	41,214,262	52,442,397
Small Cap Value Fund	20,173,469	6,185,028	26,358,497

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2021, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Value Fund
Capital loss carryforward:
Long-term:
No expiration date	$—	$—	$(88,513,660)	$—	$—	$—

Late-year ordinary and post-October capital loss deferrals*	$(462,102)	$—	$(37,409)	$—	$(747,693)	$—

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Loomis Sayles International Growth Fund, Natixis Oakmark International Fund and Mid Cap Fund are deferring capital and foreign currency losses.

As of June 30, 2022, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Value Fund
Federal tax cost	$27,689,948	$418,243,759	$459,680,675	$711,279,436	$287,632,295	$129,663,463

Gross tax appreciation	$363,254	$26,922,218	$18,961,094	$168,485,511	$26,471,544	$12,296,049
Gross tax depreciation	(6,907,897)	(47,157,635)	(92,111,499)	(84,414,083)	(25,646,227)	(11,013,235)

Net tax appreciation (depreciation)	$(6,544,643)	$(20,235,417)	$(73,150,405)	$84,071,428	$825,317	$1,282,814

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2022, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  Certain Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2022, none of the Funds had loaned securities under this agreement.

i.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022, at value:

International Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$953,283	$—	$953,283
Belgium	—	476,644	—	476,644
China	3,537,806	2,594,231	—	6,132,037
Denmark	—	1,009,211	—	1,009,211
France	—	989,306	—	989,306
Germany	—	556,747	—	556,747
Japan	—	1,034,312	—	1,034,312
Macau	—	245,613	—	245,613
Netherlands	—	818,256	—	818,256
Switzerland	462,764	1,189,471	—	1,652,235
United Kingdom	—	2,085,098	—	2,085,098
United States	758,874	1,987,505	—	2,746,379
All Other Common Stocks(a)	1,950,556	—	—	1,950,556

Total Common Stocks	6,710,000	13,939,677	—	20,649,677

Short-Term Investments	—	495,628	—	495,628

Total	$6,710,000	$14,435,305	$—	$21,145,305

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Natixis Oakmark Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$389,234,193	$—	$—	$389,234,193
Short-Term Investments	—	8,774,149	—	8,774,149

Total	$389,234,193	$8,774,149	$—	$398,008,342

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Natixis Oakmark International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,140,816	$—	$6,140,816
Belgium	—	6,871,507	—	6,871,507
China	4,591,887	26,210,867	—	30,802,754
Finland	—	2,456,130	—	2,456,130
France	—	53,328,848	—	53,328,848
Germany	—	98,503,319	—	98,503,319
Hong Kong	—	6,269,373	—	6,269,373
India	—	3,630,249	—	3,630,249
Italy	—	12,131,925	—	12,131,925
Japan	—	5,621,335	—	5,621,335
Korea	—	5,026,892	—	5,026,892
Netherlands	—	12,655,081	—	12,655,081
Spain	—	4,940,363	—	4,940,363
Sweden	—	17,610,664	—	17,610,664
Switzerland	—	38,378,956	—	38,378,956
United Kingdom	5,231,599	44,159,884	—	49,391,483
All Other Common Stocks(a)	17,984,867	—	—	17,984,867

Total Common Stocks	27,808,353	343,936,209	—	371,744,562

Preferred Stocks(a)	—	5,100,795	—	5,100,795
Short-Term Investments	—	9,684,913	—	9,684,913

Total	$27,808,353	$358,721,917	$—	$386,530,270

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

U.S. Equity Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$768,650,051	$—	$—	$768,650,051
Short-Term Investments	—	26,700,813	—	26,700,813

Total	$768,650,051	$26,700,813	$—	$795,350,864

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Mid Cap Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$265,687,465	$—	$—	$265,687,465
Short-Term Investments	—	22,770,147	—	22,770,147

Total	$265,687,465	$22,770,147	$—	$288,457,612

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$122,285,606	$—	$—	$122,285,606
Short-Term Investments	—	8,660,671	—	8,660,671

Total	$122,285,606	$8,660,671	$—	$130,946,277

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Natixis Oakmark International Fund used during the period include forward foreign currency contracts.

Natixis Oakmark International Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2022, Natixis Oakmark International Fund engaged in forward foreign currency transactions for hedging purposes.

Transactions in derivative instruments for Natixis Oakmark International Fund during the six months ended June 30, 2022, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$473,946

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$94,327

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Natixis Oakmark International Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2022:

Natixis Oakmark International Fund	Forwards
Average Notional Amount Outstanding	1.49%
Highest Notional Amount Outstanding	2.03%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of June 30, 2022	0.00%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
International Growth Fund	$4,783,125	$1,523,329
Natixis Oakmark Fund	257,872,080	114,315,527
Natixis Oakmark International Fund	88,099,159	133,135,132
U.S. Equity Opportunities Fund	205,950,314	210,073,390
Mid Cap Fund	72,060,273	115,210,106
Small Cap Value Fund	41,200,382	47,294,217

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to International Growth Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, International Growth Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Natixis Oakmark Fund, Natixis Oakmark International Fund, U.S. Equity Opportunities Fund, Mid Cap Fund and Small Cap Value Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	0.70%	0.70%	0.65%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.75%	0.75%	0.75%	0.70%	0.70%
U.S. Equity Opportunities Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Mid Cap Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.70%
Small Cap Value Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Effective July 1, 2022, U.S. Equity Opportunities Fund pays a management fee at the annual rate of 0.70% of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
U.S. Equity Opportunities Fund	Harris Loomis Sayles
Mid Cap Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Small Cap Value Fund	Vaughan Nelson

Natixis Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC.

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	Harris	0.52%	0.52%	0.50%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.50%	0.50%	0.45%	0.45%
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.52%	0.52%	0.52%	0.52%	0.52%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%	0.35%	0.35%	0.35%
Mid Cap Fund	Vaughan Nelson	0.47%	0.47%	0.47%	0.47%	0.44%
Small Cap Value Fund	Vaughan Nelson	0.52%	0.52%	0.52%	0.52%	0.52%

Payments to Natixis Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.

Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

For the six months ended June 30, 2022, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	1.20%	1.95%	0.90%	0.95%
Natixis Oakmark Fund	1.05%	1.80%	0.75%	0.80%
Natixis Oakmark International Fund	1.15%	1.90%	0.85%	0.90%
U.S. Equity Opportunities Fund	1.20%	1.95%	0.90%	0.95%
Mid Cap Fund	1.15%	1.90%	0.85%	0.90%
Small Cap Value Fund	1.25%	2.00%	0.95%	1.00%

Effective July 1, 2022, the expense limits as a percentage of average daily net assets under the expense limitation agreements for U.S. Equity Opportunities Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
U.S. Equity Opportunities Fund	1.15%	1.90%	0.85%	0.90%

This new undertaking is in effect until April 30, 2024, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2022, the management fees and waiver of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
International Growth Fund	$82,245	$71,730	$10,515	0.75%	0.10%
Natixis Oakmark Fund	1,558,312	78,556	1,479,756	0.67%	0.64%
Natixis Oakmark International Fund	1,816,250	498,099	1,318,151	0.78%	0.57%
U.S. Equity Opportunities Fund	3,569,168	—	3,569,168	0.75%	0.75%
Mid Cap Fund	1,214,547	49,737	1,164,810	0.75%	0.72%
Small Cap Value Fund	612,499	64,521	547,978	0.85%	0.76%

[1]	Management fee waivers are subject to possible recovery until December 31, 2023.

No expenses were recovered for any of the Funds during the six months ended June 30, 2022 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

|  68

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2022, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
International Growth Fund	$137	$22	$65
Natixis Oakmark Fund	266,237	73,323	219,969
Natixis Oakmark International Fund	174,366	71,997	215,993
U.S. Equity Opportunities Fund	802,552	59,867	179,601
Mid Cap Fund	44,509	12,246	36,739
Small Cap Value Fund	93,934	1,135	3,403

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2022, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
International Growth Fund	$4,852
Natixis Oakmark Fund	102,769
Natixis Oakmark International Fund	102,604
U.S. Equity Opportunities Fund	210,352
Mid Cap Fund	71,615
Small Cap Value Fund	31,883
d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2022, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
International Growth Fund	$62
Natixis Oakmark Fund	127,274
Natixis Oakmark International Fund	382,206
U.S. Equity Opportunities Fund	137,154
Mid Cap Fund	98,362
Small Cap Value Fund	42,392

69  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

As of June 30, 2022, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
International Growth Fund	$10
Natixis Oakmark Fund	2,177
Natixis Oakmark International Fund	6,220
U.S. Equity Opportunities Fund	2,622
Mid Cap Fund	1,854
Small Cap Value Fund	761

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2022 was as follows:

Fund	Commissions
Natixis Oakmark Fund	$44,887
Natixis Oakmark International Fund	11,221
U.S. Equity Opportunities Fund	12,366
Mid Cap Fund	492
Small Cap Value Fund	641

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

For the six months ended June 30, 2022, net depreciation in the value of participants’ deferral accounts are reflected on the Statements of Operations as a reduction to expenses, as follows:

Fund	Amount
Natixis Oakmark Fund	$(93,831)
Natixis Oakmark International Fund	(15,238)
U.S. Equity Opportunities Fund	(71,292)
Mid Cap Fund	(25,832)
Small Cap Value Fund	(31,160)

|  70

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Certain officers and employees of Natixis Advisors, Loomis Sayles and affiliates are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of June 30, 2022, Natixis and affiliates held shares of International Growth Fund representing 98% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2023 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2022, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
International Growth Fund	$913
Natixis Oakmark Fund	899
Natixis Oakmark International Fund	901
U.S. Equity Opportunities Fund	883
Mid Cap Fund	951
Small Cap Value Fund	900

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended June 30, 2022, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	$159	$26	$913	$2,765
Natixis Oakmark Fund	89,050	24,574	899	81,923
Natixis Oakmark International Fund	120,918	50,278	901	230,258
U.S. Equity Opportunities Fund	189,922	14,130	883	77,664
Mid Cap Fund	16,071	4,421	951	88,891
Small Cap Value Fund	38,321	461	900	34,037

8.  Class Action Settlements.  During the six months ended June 30, 2022, Mid Cap Fund received a payment of $238,726 as part of a class action settlement related to a security previously held in the Fund’s portfolio of investments. The payment has been included in “Class Action Settlements” on the Statements of Operations.

9.   Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2022, none of the Funds had borrowings under this agreement.

10.   Risk.  The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

71  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

The International Growth Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. The Fund’s exposure to VIE structures may pose additional risks because the VIE structure is not formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. In addition, Chinese companies using the VIE structure, and listed on stock exchanges in the U.S., could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the U.S. Securities and Exchange Commission, the Public Company Accounting Oversight Board, or other U.S. regulators. Any of these risks could reduce the liquidity and value of these investments or render them valueless.

International Growth Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2022, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Fund
Natixis Oakmark Fund	1	5.85%
Natixis Oakmark International Fund	1	26.48%
U.S. Equity Opportunities Fund	1	6.83%
Mid Cap Fund	1	24.65%
Small Cap Value Fund	1	7.43%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.   Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
International Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,439	$27,999	11,486	$119,493
Issued in connection with the reinvestment of distributions	—	—	178	1,712

Net change	3,439	$27,999	11,664	$121,205

|  72

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
International Growth Fund	Shares	Amount	Shares	Amount
Class C
Issued from the sale of shares	—	$—	5,141	$52,756
Issued in connection with the reinvestment of distributions	—	—	56	540
Redeemed	(3,928)	(33,853)	(1,268)	(12,908)

Net change	(3,928)	$(33,853)	3,929	$40,388

Class N
Issued from the sale of shares	—	$—	940,733	$10,000,000
Issued in connection with the reinvestment of distributions	—	—	517	5,372
Redeemed	—	—	(46,992)	(500,000)

Net change	—	$—	894,258	$9,505,372

Class Y
Issued from the sale of shares	369,884	$3,151,576	24,598	$256,782
Issued in connection with the reinvestment of distributions	—	—	388	3,739
Redeemed	(2,737)	(19,622)	(2,953)	(29,891)

Net change	367,147	$3,131,954	22,033	$230,630

Increase from capital share transactions	366,658	$3,126,100	931,884	$9,897,595

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	671,204	$18,451,114	691,558	$20,206,685
Issued in connection with the reinvestment of distributions	93,063	2,562,005	463,894	13,477,187
Redeemed	(354,549)	(9,529,571)	(855,457)	(24,491,426)

Net change	409,718	$11,483,548	299,995	$9,192,446

Class C
Issued from the sale of shares	837,911	$19,505,341	546,929	$13,338,620
Issued in connection with the reinvestment of distributions	41,394	917,292	147,029	3,458,822
Redeemed	(271,279)	(5,846,640)	(439,521)	(10,138,945)

Net change	608,026	$14,575,993	254,437	$6,658,497

Class N
Issued from the sale of shares	—	$—	20,230	$668,794
Issued in connection with the reinvestment of distributions	266	7,860	1,354	42,243
Redeemed	(2,888)	(81,793)	(14,413)	(395,951)

Net change	(2,622)	$(73,933)	7,171	$315,086

Class Y
Issued from the sale of shares	5,521,761	$169,041,222	2,239,599	$69,629,845
Issued in connection with the reinvestment of distributions	82,881	2,442,504	194,941	6,059,178
Redeemed	(1,641,417)	(46,515,973)	(767,848)	(22,108,885)

Net change	3,963,225	$124,967,753	1,666,692	$53,580,138

Increase from capital share transactions	4,978,347	$150,953,361	2,228,295	$69,746,167

73  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	956,520	$13,457,109	2,335,450	$36,472,444
Issued in connection with the reinvestment of distributions	—	—	105,442	1,593,676
Redeemed	(1,135,057)	(15,555,728)	(1,647,832)	(25,699,049)

Net change	(178,537)	$(2,098,619)	793,060	$12,367,071

Class C
Issued from the sale of shares	63,166	$876,433	335,969	$5,138,230
Issued in connection with the reinvestment of distributions	—	—	25,276	376,368
Redeemed	(890,781)	(12,139,584)	(2,680,195)	(40,587,344)

Net change	(827,615)	$(11,263,151)	(2,318,950)	$(35,072,746)

Class N
Issued from the sale of shares	130,830	$1,841,030	27,769	$415,638
Issued in connection with the reinvestment of distributions	—	—	837	12,581
Redeemed	(18,374)	(235,062)	(2,541)	(37,341)

Net change	112,456	$1,605,968	26,065	$390,878

Class Y
Issued from the sale of shares	6,307,757	$88,072,235	5,468,533	$86,311,348
Issued in connection with the reinvestment of distributions	—	—	353,698	5,316,490
Redeemed	(8,863,932)	(123,662,679)	(4,621,536)	(71,233,588)

Net change	(2,556,175)	$(35,590,444)	1,200,695	$20,394,250

Decrease from capital share transactions	(3,449,871)	$(47,346,246)	(299,130)	$(1,920,547)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	251,285	$9,733,203	706,028	$30,893,730
Issued in connection with the reinvestment of distributions	609,502	23,904,684	1,609,947	68,881,940
Redeemed	(893,744)	(33,480,035)	(1,953,593)	(84,776,070)

Net change	(32,957)	$157,852	362,382	$14,999,600

Class C
Issued from the sale of shares	101,681	$1,965,407	226,043	$5,356,200
Issued in connection with the reinvestment of distributions	189,235	3,599,203	475,273	10,545,794
Redeemed	(530,488)	(9,715,198)	(949,764)	(22,561,088)

Net change	(239,572)	$(4,150,588)	(248,448)	$(6,659,094)

Class N
Issued from the sale of shares	721	$30,208	—	$—
Issued in connection with the reinvestment of distributions	104	5,180	293	15,616
Redeemed	—	—	(620)	(35,725)

Net change	825	$35,388	(327)	$(20,109)

Class Y
Issued from the sale of shares	1,233,638	$56,817,956	1,490,330	$81,108,161
Issued in connection with the reinvestment of distributions	152,703	7,564,885	370,262	19,743,173
Redeemed	(840,966)	(39,467,898)	(1,682,880)	(89,109,967)

Net change	545,375	$24,914,943	177,712	$11,741,367

Increase from capital share transactions	273,671	$20,957,595	291,319	$20,061,764

|  74

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Mid Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	128,744	$2,722,984	261,646	$6,416,364
Issued in connection with the reinvestment of distributions	37,332	792,941	216,292	4,872,528
Redeemed	(108,725)	(2,260,989)	(213,572)	(5,159,634)

Net change	57,351	$1,254,936	264,366	$6,129,258

Class C
Issued from the sale of shares	9,726	$180,754	16,158	$374,819
Issued in connection with the reinvestment of distributions	13,437	257,591	85,496	1,752,803
Redeemed	(85,464)	(1,623,439)	(241,770)	(5,500,556)

Net change	(62,301)	$(1,185,094)	(140,116)	$(3,372,934)

Class N
Issued from the sale of shares	126,558	$2,691,632	2,826,157	$72,192,384
Issued in connection with the reinvestment of distributions	89,965	1,942,339	531,924	12,118,098
Redeemed	(388,449)	(8,384,460)	(205,461)	(5,123,004)

Net change	(171,926)	$(3,750,489)	3,152,620	$79,187,478

Class Y
Issued from the sale of shares	648,814	$13,964,887	1,675,522	$41,044,197
Issued in connection with the reinvestment of distributions	206,663	4,470,118	1,387,574	31,819,928
Redeemed	(1,683,374)	(36,465,862)	(3,531,602)	(86,803,876)

Net change	(827,897)	$(18,030,857)	(468,506)	$(13,939,751)

Increase (decrease) from capital share transactions	(1,004,773)	$(21,711,504)	2,808,364	$68,004,051

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	190,513	$3,276,875	642,790	$12,042,869
Issued in connection with the reinvestment of distributions	96,328	1,617,322	782,913	13,763,408
Redeemed	(307,524)	(5,223,825)	(555,154)	(10,594,338)

Net change	(20,683)	$(329,628)	870,549	$15,211,939

Class C
Issued from the sale of shares	21,522	$137,660	6,936	$66,135
Issued in connection with the reinvestment of distributions	8,400	52,754	49,731	339,165
Redeemed	(21,571)	(136,763)	(35,173)	(333,625)

Net change	8,351	$53,651	21,494	$71,675

Class N
Issued from the sale of shares	314	$5,482	59,076	$1,134,239
Issued in connection with the reinvestment of distributions	1,519	27,118	12,510	233,321
Redeemed	(152)	(2,674)	(1)	(27)

Net change	1,681	$29,926	71,585	$1,367,533

Class Y
Issued from the sale of shares	1,153,819	$20,328,302	793,405	$16,230,504
Issued in connection with the reinvestment of distributions	79,249	1,413,017	591,535	11,020,292
Redeemed	(1,008,901)	(17,564,997)	(714,903)	(14,531,447)

Net change	224,167	$4,176,322	670,037	$12,719,349

Increase from capital share transactions	213,516	$3,930,271	1,633,665	$29,370,496

75  |

Semiannual Report

June 30, 2022

AlphaSimplex Global Alternatives Fund

AlphaSimplex Managed Futures Strategy Fund

ALPHASIMPLEX GLOBAL ALTERNATIVES FUND

Managers	Symbols

Alexander D. Healy, PhD	Class A GAFAX

Kathryn M. Kaminiski, PhD	Class C GAFCX

Timothy J. Kang	Class N GAFNX

Peter A. Lee	Class Y GAFYX

Philippe P. Lüdi, CFA®, PhD

Robert S. Rickard

AlphaSimplex Group, LLC (Adviser)

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices.

Average Annual Total Returns – June 30, 20223

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Year	10 Year		Gross	Net

Class Y
NAV	-2.82%	-2.11%	1.49%	2.90%	—%	1.38%	1.27%

Class A
NAV	-2.88	-2.33	1.24	2.65	—	1.63	1.52
With 5.75% Maximum Sales Charge	-8.48	-7.92	0.05	2.04	—

Class C
NAV	-3.28	-3.09	0.47	2.03	—	2.38	2.27
With CDSC[1]	-4.25	-4.06	0.47	2.03	—

Class N (Inception 5/1/13)
NAV	-2.83	-2.02	1.52	—	1.69	1.99	1.22

Comparative Performance
Barclay Fund of Funds Index[2]	-9.86	-9.60	1.72	2.56	1.95

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds (“FoFs”) in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month. Index returns are recalculated by BarclayHedge, Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Fund of Funds Index returns reported by the fund may differ from the index returns for the same period published by others. The performance of the Index reflects the managed fees and other expenses of both the funds of funds in the Index and the hedge funds in which these fund of funds invest.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

1  |

ALPHASIMPLEX MANAGED FUTURES STRATEGY FUND

Managers	Symbols

Alexander D. Healy, PhD	Class A AMFAX

Kathryn M. Kaminski, PhD	Class C ASFCX

Philippe P. Lüdi, CFA®, PhD	Class N AMFNX

John C. Perry, PhD	Class Y ASFYX

Robert S. Rickard

AlphaSimplex Group, LLC (Adviser)

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation.

Average Annual Total Returns – June 30, 20224

	6 Months	1 Year	5 Year	10 Year	Life of Class N	Expense Ratios[5]
						Gross	Net

Class Y
NAV	37.10%	32.29%	10.84%	7.53%	—%	1.51%	1.47%

Class A
NAV	36.87	31.91	10.54	7.26	—	1.76	1.72
With 5.75% Maximum Sales Charge	28.96	24.38	9.24	6.62	—

Class C
NAV	36.30	30.93	9.72	6.62	—	2.51	2.47
With CDSC[1]	35.30	29.93	9.72	6.62	—

Class N (Inception 5/1/17)
NAV	37.13	32.34	10.96	—	10.08	1.38	1.38

Comparative Performance
Credit Suisse Managed Futures Liquid Index[2]	20.12	16.30	4.76	4.33	4.25
SG Trend Index[3]	28.97	31.00	10.24	5.59	9.07

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including equities, fixed-income, commodities and currencies. Relative performance for the Credit Suisse Managed Futures Liquid Index is not available prior to January 31, 2011, which is the inception date of the index.

3

SG Trend Index is equal-weighted, reconstituted and rebalanced annually. The index calculates the net daily rate of return for a pool of Commodity Trading Advisors (CTAs) selected from the larger managers that are open to new investment. AlphaSimplex Group, LLC is part of this index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

3  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2022 through June 30, 2022. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your Class.

The second line for the table of each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

ALPHASIMPLEX GLOBAL ALTERNATIVES FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$971.20	$7.28
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45
Class C
Actual	$1,000.00	$967.20	$10.93
Hypothetical (5% return before expenses)	$1,000.00	$1,013.69	$11.18
Class N
Actual	$1,000.00	$971.70	$5.82
Hypothetical (5% return before expenses)	$1,000.00	$1,018.89	$5.96
Class Y
Actual	$1,000.00	$971.80	$6.06
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.49%, 2.24%, 1.19% and 1.24% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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0ALPHASIMPLEX MANAGED FUTURES STRATEGY FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$1,368.70	$10.16
Hypothetical (5% return before expenses)	$1,000.00	$1,016.22	$8.65
Class C
Actual	$1,000.00	$1,363.00	$14.53
Hypothetical (5% return before expenses)	$1,000.00	$1,012.50	$12.37
Class N
Actual	$1,000.00	$1,371.30	$8.11
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$6.90
Class Y
Actual	$1,000.00	$1,371.00	$8.70
Hypothetical (5% return before expenses)	$1,000.00	$1,017.46	$7.40

*

Expenses are equal to the Fund’s annualized expense ratio: 1.73%, 2.48%, 1.38% and 1.48% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

5  |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”), at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”), believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, third-party performance rankings for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2022. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as new rules relating to the fair valuation of investments and the use of derivatives.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

|  6

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2021, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
AlphaSimplex Global Alternatives Fund	77%	83%	60%
AlphaSimplex Managed Futures Strategy Fund	65%	30%	42%

In the case of each fund that had performance that lagged that of the relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreement. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent relative performance (i.e., for period ended March 31, 2022) had shown improvement ; and (3) that the Fund outperformed its relevant benchmark for the 1-year period ended March 31, 2022. The Board also considered information about each Fund’s more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for the Funds under their expense limitation agreements. The Trustees also noted that the AlphaSimplex Managed Futures Strategy Fund had a total advisory fee rate that was at the median of its peer groups of funds.

The Trustees also noted that the AlphaSimplex Global Alternatives Fund had an advisory fee rate that was above the median of its peer group of funds. In this regard, the Trustees considered the factors that management believed justified the relatively higher advisory fee rates, including that the advisory fee was only three basis points above its peer group median and that the Fund’s net overall expense ratio is 13 basis points below its peer group.

7  |

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that each of the Funds has breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment that the Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations as well as more recent market volatility, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions and the benefits to Natixis Advisors of being able to offer “alternative” products in the Natixis family of funds. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2023.

|  8

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2021 and ending December 31, 2021 (including updates through June 30, 2022)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). Neither of the Funds has established an HLIM.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

During the period January 1, 2022 through June 30, 2022, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

9  |

Consolidated Portfolio of Investments – as of June 30, 2022 (Unaudited)

AlphaSimplex Global Alternatives Fund

Shares	Description	Value (†)
Common Stocks — 16.4% of Net Assets
	Aerospace & Defense — 0.2%
190	General Dynamics Corp.	$42,038
3,125	Howmet Aerospace, Inc.	98,281
541	Lockheed Martin Corp.	232,608
2,103	Mercury Systems, Inc.(a)	135,286

		508,213

	Air Freight & Logistics — 0.1%
2,231	Expeditors International of Washington, Inc.	217,433
671	United Parcel Service, Inc., Class B	122,485

		339,918

	Auto Components — 0.1%
4,250	Gentex Corp.	118,873

	Automobiles — 0.2%
727	Ferrari NV	133,390
372	Tesla, Inc.(a)	250,512

		383,902

	Banks — 0.1%
3,291	Citigroup, Inc.	151,353
2,570	First Financial Corp.	114,365
297	Signature Bank	53,225

		318,943

	Beverages — 0.3%
666	Brown-Forman Corp., Class B	46,727
484	Coca-Cola Co. (The)	30,449
453	Constellation Brands, Inc., Class A	105,576
3,101	Keurig Dr Pepper, Inc.	109,744
943	PepsiCo, Inc.	157,160
13,390	Primo Water Corp.	179,158

		628,814

	Biotechnology — 0.4%
768	AbbVie, Inc.	117,627
2,528	Alkermes PLC(a)	75,309
481	Amgen, Inc.	117,027
211	Biogen, Inc.(a)	43,032
7,507	Gilead Sciences, Inc.	464,008
1,512	Horizon Therapeutics PLC(a)	120,597
10,510	Ironwood Pharmaceuticals, Inc.(a)	121,180

		1,058,780

	Building Products — 0.3%
1,511	Allegion PLC	147,927
1,847	Johnson Controls International PLC	88,434
2,188	Masco Corp.	110,713
1,380	Masonite International Corp.(a)	106,025
4,861	Resideo Technologies, Inc.(a)	94,401
900	Trane Technologies PLC	116,883
2,204	Trex Co., Inc.(a)	119,942

		784,325

	Capital Markets — 0.6%
667	Blackstone, Inc.	60,850
5,909	Brightsphere Investment Group, Inc.	106,421
1,595	Houlihan Lokey, Inc.	125,893
1,303	Intercontinental Exchange, Inc.	122,534
6,861	Invesco Ltd.	110,668
5,294	Janus Henderson Group PLC	124,462
822	LPL Financial Holdings, Inc.	151,643
439	MarketAxess Holdings, Inc.	112,388
653	Nasdaq, Inc.	99,609
511	S&P Global, Inc.	172,238
2,472	SEI Investments Co.	133,537
	Capital Markets — continued
1,142	T. Rowe Price Group, Inc.	129,743

		1,449,986

	Chemicals — 0.5%
441	Air Products & Chemicals, Inc.	106,052
2,884	Corteva, Inc.	156,140
3,139	Huntsman Corp.	88,990
1,323	International Flavors & Fragrances, Inc.	157,596
2,829	Olin Corp.	130,926
3,115	RPM International, Inc.	245,213
990	Sherwin-Williams Co. (The)	221,671

		1,106,588

	Commercial Services & Supplies — 0.3%
398	Cintas Corp.	148,665
1,217	Copart, Inc.(a)	132,239
3,494	IAA, Inc.(a)	114,498
389	Republic Services, Inc.	50,909
3,899	Rollins, Inc.	136,153
1,283	Waste Management, Inc.	196,273

		778,737

	Communications Equipment — 0.1%
4,515	Cisco Systems, Inc.	192,520

	Construction & Engineering — 0.2%
3,731	AECOM	243,336
4,639	MDU Resources Group, Inc.	125,206
1,196	Quanta Services, Inc.	149,907

		518,449

	Consumer Finance — 0.2%
287	Credit Acceptance Corp.(a)	135,869
1,680	Nelnet, Inc., Class A	143,220
2,768	OneMain Holdings, Inc.	103,468

		382,557

	Containers & Packaging — 0.2%
1,130	AptarGroup, Inc.	116,627
2,139	Sealed Air Corp.	123,463
2,345	Silgan Holdings, Inc.	96,966
514	Sonoco Products Co.	29,319

		366,375

	Distributors — 0.1%
839	Genuine Parts Co.	111,587
3,312	LKQ Corp.	162,586

		274,173

	Diversified Financial Services — 0.1%
7,735	Banco Latinoamericano de Comercio Exterior S.A.	102,643
1,724	Voya Financial, Inc.	102,630

		205,273

	Diversified Telecommunication Services — 0.0%
404	AT&T, Inc.	8,468
421	Verizon Communications, Inc.	21,366

		29,834

	Electric Utilities — 0.5%
944	Alliant Energy Corp.	55,328
401	American Electric Power Co., Inc.	38,472
1,305	Avangrid, Inc.	60,187
1,387	Duke Energy Corp.	148,700
253	Entergy Corp.	28,498
441	Eversource Energy	37,251
811	Exelon Corp.	36,755
8,860	FirstEnergy Corp.	340,135

See accompanying notes to consolidated financial statements.

|  10

Consolidated Portfolio of Investments – as of June 30, 2022 (Unaudited)

AlphaSimplex Global Alternatives Fund – (continued)

Shares	Description	Value (†)
	Electric Utilities — continued
717	Hawaiian Electric Industries, Inc.	$29,325
388	IDACORP, Inc.	41,097
374	MGE Energy, Inc.	29,108
753	OGE Energy Corp.	29,036
404	Pinnacle West Capital Corp.	29,541
604	Portland General Electric Co.	29,191
1,371	PPL Corp.	37,195
698	Southern Co. (The)	49,774
668	Xcel Energy, Inc.	47,268

		1,066,861

	Electrical Equipment — 0.2%
1,881	AMETEK, Inc.	206,703
734	Eaton Corp. PLC	92,477
1,303	Emerson Electric Co.	103,640

		402,820

	Electronic Equipment, Instruments & Components — 0.3%
1,818	Amphenol Corp., Class A	117,043
1,947	Insight Enterprises, Inc.(a)	167,987
1,191	OSI Systems, Inc.(a)	101,759
992	TE Connectivity Ltd.	112,245
17,361	TTM Technologies, Inc.(a)	217,012

		716,046

	Entertainment — 0.0%
929	Electronic Arts, Inc.	113,013
7	Netflix, Inc.(a)	1,224

		114,237

	Food & Staples Retailing — 0.4%
2,000	Albertsons Cos., Inc., Class A	53,440
400	Costco Wholesale Corp.	191,712
1,917	Sysco Corp.	162,389
3,895	U.S. Foods Holding Corp.(a)	119,499
2,667	Walmart, Inc.	324,254

		851,294

	Food Products — 0.4%
7,555	Conagra Brands, Inc.	258,683
1,656	Flowers Foods, Inc.	43,586
587	General Mills, Inc.	44,289
772	Hershey Co. (The)	166,104
1,156	Hormel Foods Corp.	54,748
5,814	Hostess Brands, Inc.(a)	123,315
353	J.M. Smucker Co. (The)	45,188
718	Kellogg Co.	51,222
719	Kraft Heinz Co. (The)	27,423
304	Lancaster Colony Corp.	39,149
690	McCormick & Co., Inc.	57,442
3,145	TreeHouse Foods, Inc.(a)	131,524

		1,042,673

	Health Care Equipment & Supplies — 0.3%
2,997	Baxter International, Inc.	192,497
958	Becton Dickinson & Co.	236,176
2,492	Inmode Ltd.(a)	55,846
1,224	Medtronic PLC	109,854
316	Shockwave Medical, Inc.(a)	60,409

		654,782

	Health Care Providers & Services — 0.6%
1,063	AMN Healthcare Services, Inc.(a)	116,622
329	Chemed Corp.	154,429
629	CVS Health Corp.	58,283
2,886	Encompass Health Corp.	161,760
	Health Care Providers & Services — continued
666	HCA Healthcare, Inc.	111,928
307	Humana, Inc.	143,697
688	Laboratory Corp. of America Holdings	161,240
857	ModivCare, Inc.(a)	72,417
774	UnitedHealth Group, Inc.	397,550

		1,377,926

	Health Care Technology — 0.2%
10,531	Change Healthcare, Inc.(a)	242,845
990	Veeva Systems, Inc., Class A(a)	196,059

		438,904

	Hotels, Restaurants & Leisure — 0.2%
331	Domino’s Pizza, Inc.	128,994
935	Hilton Worldwide Holdings, Inc.	104,197
224	McDonald’s Corp.	55,301
2,896	MGM Resorts International	83,839
978	Yum! Brands, Inc.	111,013

		483,344

	Household Durables — 0.1%
1,166	Garmin Ltd.	114,560
4,837	Newell Brands, Inc.	92,096
4,023	Sonos, Inc.(a)	72,575

		279,231

	Household Products — 0.3%
678	Church & Dwight Co., Inc.	62,823
2,334	Colgate-Palmolive Co.	187,047
318	Kimberly-Clark Corp.	42,978
1,532	Procter & Gamble Co. (The)	220,286
3,971	Reynolds Consumer Products, Inc.	108,289
655	WD-40 Co.	131,891

		753,314

	Independent Power & Renewable Electricity Producers — 0.1%
1,751	NextEra Energy Partners LP	129,854

	Industrial Conglomerates — 0.2%
1,850	3M Co.	239,408
1,703	General Electric Co.	108,430
549	Honeywell International, Inc.	95,422

		443,260

	Insurance — 0.7%
924	Aon PLC, Class A	249,185
804	Arthur J. Gallagher & Co.	131,084
589	Assurant, Inc.	101,809
1,642	Brown & Brown, Inc.	95,794
842	Erie Indemnity Co., Class A	161,824
2,361	First American Financial Corp.	124,944
1,815	Marsh & McLennan Cos., Inc.	281,779
2,174	Mercury General Corp.	96,308
901	Progressive Corp. (The)	104,759
327	Safety Insurance Group, Inc.	31,752
857	Willis Towers Watson PLC	169,163

		1,548,401

	Interactive Media & Services — 0.1%
107	Alphabet, Inc., Class A(a)	233,181

	Internet & Direct Marketing Retail — 0.0%
940	Amazon.com, Inc.(a)	99,837

	IT Services — 0.7%
491	Accenture PLC, Class A	136,326
2,466	Amdocs Ltd.	205,442
466	Automatic Data Processing, Inc.	97,879

See accompanying notes to consolidated financial statements.

11  |

Consolidated Portfolio of Investments – as of June 30, 2022 (Unaudited)

AlphaSimplex Global Alternatives Fund – (continued)

Shares	Description	Value (†)
	IT Services — continued
731	Broadridge Financial Solutions, Inc.	$104,204
1,682	CSG Systems International, Inc.	100,382
1,609	Fiserv, Inc.(a)	143,153
1,678	GoDaddy, Inc., Class A(a)	116,722
713	International Business Machines Corp.	100,668
2,171	Paychex, Inc.	247,212
3,451	SS&C Technologies Holdings, Inc.	200,400
17	Visa, Inc., Class A	3,347
7,658	Western Union Co. (The)	126,127

		1,581,862

	Leisure Products — 0.1%
1,448	Hasbro, Inc.	118,562

	Life Sciences Tools & Services — 0.2%
1,074	Agilent Technologies, Inc.	127,559
550	Danaher Corp.	139,436
126	Illumina, Inc.(a)	23,229
361	Thermo Fisher Scientific, Inc.	196,124

		486,348

	Machinery — 0.4%
606	Caterpillar, Inc.	108,328
342	Deere & Co.	102,419
912	Dover Corp.	110,644
2,136	Graco, Inc.	126,900
1,294	Illinois Tool Works, Inc.	235,831
1,122	Lincoln Electric Holdings, Inc.	138,410
1,358	Toro Co. (The)	102,923

		925,455

	Marine — 0.1%
1,050	Kirby Corp.(a)	63,882
2,727	Star Bulk Carriers Corp.	68,148
2,911	ZIM Integrated Shipping Services Ltd.	137,486

		269,516

	Metals & Mining — 0.1%
904	Alcoa Corp.	41,204
1,632	Freeport-McMoRan, Inc.	47,752
85	Nucor Corp.	8,875
857	Royal Gold, Inc.	91,511
2,887	United States Steel Corp.	51,706

		241,048

	Midstream — 0.3%
54,328	Rattler Midstream LP	741,577

	Multi-Utilities — 0.3%
1,695	Ameren Corp.	153,160
751	Avista Corp.	32,676
2,815	Brookfield Infrastructure Partners LP	107,589
553	CMS Energy Corp.	37,328
425	Consolidated Edison, Inc.	40,418
353	Dominion Energy, Inc.	28,173
336	DTE Energy Co.	42,588
1,374	NiSource, Inc.	40,519
690	Public Service Enterprise Group, Inc.	43,663
183	Sempra Energy	27,500
388	WEC Energy Group, Inc.	39,048

		592,662

	Multiline Retail — 0.2%
283	Dillard’s, Inc., Class A	62,421
505	Dollar General Corp.	123,947
2,461	Macy’s, Inc.	45,086
1,596	Target Corp.	225,403

		456,857

	Oil, Gas & Consumable Fuels — 0.5%
1,084	Antero Resources Corp.(a)	33,225
2,319	Cheniere Energy Partners LP	104,054
820	Cheniere Energy, Inc.	109,085
1,113	Chesapeake Energy Corp.	90,264
561	ConocoPhillips	50,383
1,179	Continental Resources, Inc.	77,048
2,340	CVR Energy, Inc.	78,390
405	EOG Resources, Inc.	44,728
2,325	Marathon Oil Corp.	52,266
301	Pioneer Natural Resources Co.	67,147
5,889	Sunoco LP	219,365
1,179	Targa Resources Corp.	70,351
47	Texas Pacific Land Corp.	69,937

		1,066,243

	Paper & Forest Products — 0.4%
28,128	Neenah, Inc.	960,290

	Personal Products — 0.1%
525	Estee Lauder Cos., Inc. (The), Class A	133,702
1,805	USANA Health Sciences, Inc.(a)	130,610

		264,312

	Pharmaceuticals — 0.4%
1,471	Bristol-Myers Squibb Co.	113,267
6,081	Elanco Animal Health, Inc.(a)	119,370
7,367	Innoviva, Inc.(a)	108,737
872	Johnson & Johnson	154,789
1,265	Merck & Co., Inc.	115,330
1,536	Zoetis, Inc.	264,023

		875,516

	Professional Services — 0.4%
1,327	Booz Allen Hamilton Holding Corp.	119,908
1,918	CoStar Group, Inc.(a)	115,866
1,178	FTI Consulting, Inc.(a)	213,041
3,871	Nielsen Holdings PLC	89,885
1,714	TriNet Group, Inc.(a)	133,041
1,817	Verisk Analytics, Inc.	314,504

		986,245

	Real Estate Management & Development — 0.1%
1,787	Howard Hughes Corp. (The)(a)	121,605
5,618	Kennedy-Wilson Holdings, Inc.	106,405

		228,010

	REITs – Apartments — 0.0%
177	Mid-America Apartment Communities, Inc.	30,917

	REITs – Diversified — 0.4%
5,439	Broadstone Net Lease, Inc.	111,554
78,814	CatchMark Timber Trust, Inc., Class A	792,869
690	Duke Realty Corp.	37,915
402	W.P. Carey, Inc.	33,310

		975,648

	REITs – Health Care — 0.0%
1,727	Physicians Realty Trust	30,136

	REITs – Mortgage — 0.2%
12,922	AGNC Investment Corp.	143,046
13,675	ARMOUR Residential REIT, Inc.	96,272
6,992	Dynex Capital, Inc.	111,313
6,536	Ellington Financial, Inc.	95,883

		446,514

	REITs – Office Property — 0.1%
722	Alexandria Real Estate Equities, Inc.	104,712

See accompanying notes to consolidated financial statements.

|  12

Consolidated Portfolio of Investments – as of June 30, 2022 (Unaudited)

AlphaSimplex Global Alternatives Fund – (continued)

Shares	Description	Value (†)
	REITs – Office Property — continued
1,989	Easterly Government Properties, Inc.	$37,870
3,183	Equity Commonwealth(a)	87,628

		230,210

	REITs – Single Tenant — 0.0%
423	Agree Realty Corp.	30,511
474	Realty Income Corp.	32,355

		62,866

	REITs – Storage — 0.0%
145	Public Storage	45,337

	REITs – Warehouse/Industrials — 0.0%
640	First Industrial Realty Trust, Inc.	30,387

	Road & Rail — 0.2%
16,028	Heartland Express, Inc.	222,949
531	Old Dominion Freight Line, Inc.	136,085
588	Union Pacific Corp.	125,409

		484,443

	Semiconductors & Semiconductor Equipment — 0.6%
955	Ambarella, Inc.(a)	62,514
258	Broadcom, Inc.	125,339
5,841	CMC Materials, Inc.	1,019,196
1,944	Intel Corp.	72,725
476	ON Semiconductor Corp.(a)	23,948
879	Texas Instruments, Inc.	135,058

		1,438,780

	Software — 0.7%
2,263	Asana, Inc., Class A(a)	39,783
611	CyberArk Software Ltd.(a)	78,184
634	Datadog, Inc., Class A(a)	60,382
1,334	Dolby Laboratories, Inc., Class A	95,461
783	Five9, Inc.(a)	71,363
272	Intuit, Inc.	104,840
1,207	Microsoft Corp.	309,994
5,666	NortonLifeLock, Inc.	124,425
2,851	Open Text Corp.	107,882
1,530	Pegasystems, Inc.	73,195
1,019	PTC, Inc.(a)	108,360
558	Roper Technologies, Inc.	220,215
1,711	SentinelOne, Inc., Class A(a)	39,918
191	ServiceNow, Inc.(a)	90,824
338	Tyler Technologies, Inc.(a)	112,378
1,136	Workiva, Inc.(a)	74,965

		1,712,169

	Specialty Retail — 0.3%
1,277	Best Buy Co., Inc.	83,248
657	Group 1 Automotive, Inc.	111,559
781	Home Depot, Inc. (The)	214,205
856	Lowe’s Cos., Inc.	149,517
181	O’Reilly Automotive, Inc.(a)	114,348
588	Tractor Supply Co.	113,984

		786,861

	Technology Hardware, Storage & Peripherals — 0.2%
1,733	Apple, Inc.	236,936
1,075	Seagate Technology Holdings PLC	76,798
5,116	Xerox Holdings Corp.	75,972

		389,706

	Textiles, Apparel & Luxury Goods — 0.2%
1,049	Crocs, Inc.(a)	51,055
12,069	Hanesbrands, Inc.	124,190
	Textiles, Apparel & Luxury Goods — continued
2,406	NIKE, Inc., Class B	245,893

		421,138

	Thrifts & Mortgage Finance — 0.1%
5,842	Columbia Financial, Inc.(a)	127,414
10,115	MGIC Investment Corp.	127,449

		254,863

	Tobacco — 0.0%
547	Philip Morris International, Inc.	54,011

	Trading Companies & Distributors — 0.2%
5,162	Fastenal Co.	257,687
1,969	GMS, Inc.(a)	87,620
243	United Rentals, Inc.(a)	59,027
276	W.W. Grainger, Inc.	125,423

		529,757

	Water Utilities — 0.1%
430	American States Water Co.	35,049
1,034	American Water Works Co., Inc.	153,828
820	Essential Utilities, Inc.	37,597

		226,474

	Wireless Telecommunication Services — 0.2%
2,792	T-Mobile US, Inc.(a)	375,636

	Total Common Stocks (Identified Cost $41,741,505)	38,402,581

Closed-End Investment Companies — 0.1%
15,691	Golub Capital BDC, Inc.	203,355
6,053	Hercules Capital, Inc.	81,655

	Total Closed-End Investment Companies (Identified Cost $356,534)	285,010

Principal Amount
Short-Term Investments — 77.1%
	Certificates of Deposit — 36.8%
$5,000,000	Bank of America N.A., 0.330%, 7/13/2022	4,997,761
10,000,000	Skandinaviska Enskilda Banken (NY), 1.070%, 7/22/2022	9,996,732
10,000,000	Canadian Imperial Bank of Commerce (NY), 0.500%, 7/26/2022	9,992,351
7,500,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 1.050%, 7/28/2022	7,495,928
10,000,000	Sumitomo Mitsui Trust (NY), 1.100%, 7/28/2022(b)	9,995,899
5,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.410%, 8/16/2022	4,996,429
8,000,000	Mizuho Bank Ltd. (NY), 1.460%, 8/29/2022	7,992,778
5,000,000	Svenska Handelsbanken (NY), 1.200%, 9/22/2022(b)	4,990,574
8,000,000	Toronto-Dominion Bank (NY), 1.550%, 9/22/2022(b)	7,990,194
10,000,000	Westpac Banking Corp. (NY), 1.700%, 11/15/2022(b)	9,967,380
8,000,000	Bank of Nova Scotia, 2.070%, 11/17/2022(b)	7,984,398

		86,400,424

See accompanying notes to consolidated financial statements.

13  |

Consolidated Portfolio of Investments – as of June 30, 2022 (Unaudited)

AlphaSimplex Global Alternatives Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — 34.9%
$7,000,000	U.S. Treasury Bills, 0.840%, 7/05/2022(c)	$6,999,324
18,000,000	U.S. Treasury Bills, 0.300%-0.610%, 7/07/2022(c)(d)	17,997,750
10,500,000	U.S. Treasury Bills, 0.790%-1.135%, 7/12/2022(c)(d)	10,496,920
8,000,000	U.S. Treasury Bills, 0.740%-1.000%, 7/14/2022(c)(d)(e)	7,996,923
7,000,000	U.S. Treasury Bills, 0.880%, 7/19/2022(c)	6,996,421
10,000,000	U.S. Treasury Bills, 0.975%, 7/21/2022(c)	9,994,361
5,000,000	U.S. Treasury Bills, 1.090%, 7/26/2022(c)	4,996,450
7,000,000	U.S. Treasury Bills, 1.020%, 8/02/2022(c)	6,992,860
4,500,000	U.S. Treasury Bills, 1.005%, 8/18/2022(c)	4,492,015
5,000,000	U.S. Treasury Bills, 1.690%, 9/29/2022(c)	4,979,500

		81,942,524

	Repurchase Agreements — 5.4%
12,563,401	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $12,563,523 on 7/01/2022 collateralized by $10,950,100 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $10,938,121; $1,868,200 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $1,876,665 including accrued interest (Note 2 of Notes to Consolidated Financial Statements)(f)	12,563,401

	Total Short-Term Investments (Identified Cost $181,010,336)	180,906,349

	Total Investments — 93.6% (Identified Cost $223,108,375)	219,593,940
	Other assets less liabilities — 6.4%	14,969,826

	Net Assets — 100.0%	$234,563,766

(†)	See Note 2 of Notes to Consolidated Financial Statements.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(d)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	A portion of the security is held by AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Consolidated Financial Statements.

REITs	Real Estate Investment Trusts

CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

At June 30, 2022, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	9/21/2022	CHF	B	1,500,000	$1,539,600	$1,580,014	$40,414
UBS AG	9/21/2022	CHF	S	3,625,000	3,733,957	3,818,367	(84,410)
UBS AG	9/21/2022	NOK	B	24,000,000	2,501,375	2,440,836	(60,539)
UBS AG	9/21/2022	NOK	S	4,000,000	422,250	406,806	15,444
UBS AG	9/21/2022	NZD	B	700,000	442,841	436,796	(6,045)
UBS AG	9/21/2022	NZD	S	10,200,000	6,526,603	6,364,748	161,855
UBS AG	9/21/2022	PLN	S	1,500,000	344,560	331,113	13,447
UBS AG	9/21/2022	SEK	B	22,000,000	2,172,683	2,157,639	(15,044)
UBS AG	9/21/2022	SEK	S	12,000,000	1,189,099	1,176,894	12,205
UBS AG	9/21/2022	SEK	S	6,000,000	586,903	588,447	(1,544)
UBS AG	9/21/2022	SGD	B	2,500,000	1,816,096	1,800,320	(15,776)
UBS AG	9/21/2022	ZAR	S	5,500,000	353,454	335,386	18,068

Total							$78,075

See accompanying notes to consolidated financial statements.

|  14

Consolidated Portfolio of Investments – as of June 30, 2022 (Unaudited)

AlphaSimplex Global Alternatives Fund – (continued)

At June 30, 2022, open long futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
3-month SOFR Index	3/14/2023	425	$103,183,184	$102,711,875	$(471,309)
10 Year Australia Government Bond	9/15/2022	31	2,507,235	2,544,085	36,850
Brazilian Real	7/29/2022	61	1,156,194	1,157,170	976
Canadian Dollar	9/20/2022	38	2,929,613	2,952,600	22,987
E-mini NASDAQ 100	9/16/2022	29	6,858,994	6,687,110	(171,884)
E-mini Russell 2000	9/16/2022	364	32,601,726	31,085,600	(1,516,126)
E-mini S&P MidCap 400®	9/16/2022	40	9,576,624	9,072,000	(504,624)
Euro-BTP	9/08/2022	53	6,781,892	6,838,251	56,359
Euro-OAT	9/08/2022	29	4,122,075	4,210,002	87,927
FTSE 100 Index	9/16/2022	4	348,343	346,736	(1,607)
FTSE China A50 Index	7/28/2022	263	3,873,675	3,914,229	40,554
FTSE/JSE Top 40 Index	9/15/2022	11	407,234	405,402	(1,832)
Hang Seng Index®	7/28/2022	3	422,083	415,660	(6,423)
Japanese Yen	9/19/2022	102	9,466,262	9,454,762	(11,500)
Mexican Peso	9/19/2022	67	1,677,959	1,640,160	(37,799)
MSCI EAFE Index	9/16/2022	118	10,997,767	10,953,940	(43,827)
MSCI Emerging Markets Index	9/16/2022	297	15,529,788	14,890,095	(639,693)
STOXX Europe 600	9/16/2022	314	6,673,923	6,660,100	(13,823)
TOPIX	9/08/2022	12	1,721,064	1,654,334	(66,730)

Total					$(3,241,524)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/21/2022	4	$325,850	$244,525	$(81,325)
Brent Crude Oil	8/31/2022	46	4,889,850	4,857,140	(32,710)
Copper	9/28/2022	24	2,387,587	2,226,000	(161,587)
Corn	12/14/2022	29	1,027,186	898,638	(128,548)
Gasoline	7/29/2022	2	300,648	297,049	(3,599)
Gold	8/29/2022	27	4,977,141	4,879,710	(97,431)
Low Sulfur Gasoil	8/11/2022	10	1,229,410	1,124,000	(105,410)
Soybean	11/14/2022	21	1,586,532	1,530,900	(55,632)
Soybean Meal	12/14/2022	12	484,430	488,040	3,610
Soybean Oil	12/14/2022	35	1,622,675	1,353,660	(269,015)
WTI Crude Oil	8/22/2022	19	2,069,828	1,958,900	(110,928)
Zinc LME	9/21/2022	14	1,527,050	1,106,262	(420,788)

Total					$(1,463,363)

At June 30, 2022, open short futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2022	14	$2,948,514	$2,940,219	$8,295
3 Year Australia Government Bond	9/15/2022	25	1,851,256	1,854,350	(3,094)
5 Year U.S. Treasury Note	9/30/2022	25	2,818,614	2,806,250	12,364
10 Year Canada Government Bond	9/20/2022	96	9,351,406	9,247,234	104,172
10 Year U.S. Treasury Note	9/21/2022	303	35,770,205	35,914,968	(144,763)
30 Year U.S. Treasury Bond	9/21/2022	2	279,266	277,250	2,016
ASX SPI 200™	9/15/2022	3	333,391	334,478	(1,087)
Australian Dollar	9/19/2022	13	934,828	898,430	36,398
British Pound	9/19/2022	73	5,619,969	5,565,794	54,175
E-mini S&P 500®	9/16/2022	37	7,178,746	7,010,575	168,171
Euribor	12/19/2022	53	13,701,933	13,727,045	(25,112)
Euro	9/19/2022	87	11,629,982	11,460,075	169,907
Euro Schatz	9/08/2022	28	3,208,760	3,202,598	6,162
EURO STOXX 50®	9/16/2022	19	695,367	685,139	10,228
Euro-Buxl® 30 Year Bond	9/08/2022	4	685,220	685,611	(391)
German Euro BOBL	9/08/2022	15	1,968,050	1,952,173	15,877
German Euro Bund	9/08/2022	118	18,252,915	18,397,852	(144,937)

See accompanying notes to consolidated financial statements.

15  |

Consolidated Portfolio of Investments – as of June 30, 2022 (Unaudited)

AlphaSimplex Global Alternatives Fund – (continued)

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Hang Seng China Enterprises Index	7/28/2022	3	$147,729	$145,072	$2,657
MSCI Singapore	7/28/2022	13	273,504	262,517	10,987
Short-Term Euro-BTP	9/08/2022	17	1,940,248	1,939,892	356
U.S. Dollar Index	9/19/2022	15	1,563,617	1,566,960	(3,343)
UK Long Gilt	9/28/2022	4	550,543	554,992	(4,449)
Ultra 10 Year U.S. Treasury Note	9/21/2022	29	3,720,341	3,693,875	26,466
Ultra Long U.S. Treasury Bond	9/21/2022	6	950,432	926,062	24,370

Total					$325,425

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/21/2022	23	$1,595,068	$1,406,019	$189,049
Cocoa	9/15/2022	44	1,049,306	1,029,600	19,706
Cotton	12/07/2022	5	295,725	247,100	48,625
Live Cattle	8/31/2022	51	2,751,638	2,704,530	47,108
Sugar	9/30/2022	92	2,010,766	1,906,240	104,526
Wheat	12/14/2022	21	1,153,950	945,525	208,425

Total					$617,439

[1]	Commodity futures are held by AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Consolidated Financial Statements.

At June 30, 2022, the Fund had the following open swap agreements:

Bilateral Equity Basket Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	Morgan Stanley Capital Services LLC	5/19/2023	$(26,520,792)	$—	$(26,520,792)	(11.3%)

(a)

The Fund receives or pays, on a monthly basis, the total return on a portfolio of short equity positions net of one day U.S. Federal Funds Effective Rate minus a spread of 0.45%-0.88% as calculated on the notional amount. See Note 2 of Notes to Consolidated Financial Statements.

The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of June 30, 2022:

Common Stocks — Short	Shares	Value	% of Basket Value
Aerospace & Defense
Boeing Co. (The)	(969)	$(132,482)	(0.5%)
Maxar Technologies, Inc.	(5,333)	(139,138)	(0.5%)
Spirit AeroSystems Holdings, Inc., Class A	(3,298)	(96,631)	(0.5%)
Triumph Group, Inc.	(15,392)	(204,560)	(0.8%)

		(572,811)

Airlines
Delta Air Lines, Inc.	(3,609)	(104,553)	(0.4%)
Southwest Airlines Co.	(2,223)	(80,295)	(0.3%)
United Airlines Holdings, Inc.	(5,265)	(186,486)	(0.7%)

		(371,334)

Auto Components
American Axle & Manufacturing Holdings, Inc.	(15,059)	(113,394)	(0.4%)
Aptiv PLC	(1,552)	(138,237)	(0.5%)
Dana, Inc.	(1,929)	(27,141)	(0.1%)
Lear Corp.	(305)	(38,396)	(0.1%)
Patrick Industries, Inc.	(958)	(49,663)	(0.2%)

		(366,831)

Automobiles
Ford Motor Co.	(11,931)	(132,792)	(0.5%)
General Motors Co.	(4,806)	(152,639)	(0.6%)

		(285,431)

Banks
Bank of America Corp.	(1,963)	(61,108)	(0.2%)
Berkshire Hills Bancorp, Inc.	(5,858)	(145,103)	(0.6%)
Cadence Bank	(5,901)	(138,555)	(0.5%)
Eastern Bankshares, Inc.	(1,160)	(21,414)	(0.1%)
JPMorgan Chase & Co.	(999)	(112,497)	(0.4%)
Peoples Bancorp, Inc.	(4,386)	(116,668)	(0.4%)
Silvergate Capital Corp., Class A	(2,859)	(153,042)	(0.6%)

		(748,387)

Beverages
Celsius Holdings, Inc.	(2,195)	(143,246)	(0.5%)

See accompanying notes to consolidated financial statements.

|  16

Consolidated Portfolio of Investments – as of June 30, 2022 (Unaudited)

AlphaSimplex Global Alternatives Fund – (continued)

Common Stocks — Short	Shares	Value	% of Basket Value
Biotechnology
Agios Pharmaceuticals, Inc.	(2,922)	$(64,781)	(0.2%)
Allogene Therapeutics, Inc.	(6,199)	(70,669)	(0.3%)
Atara Biotherapeutics, Inc.	(9,263)	(72,159)	(0.3%)
CRISPR Therapeutics AG	(773)	(46,975)	(0.2%)
Denali Therapeutics, Inc.	(1,887)	(55,534)	(0.2%)
Exact Sciences Corp.	(1,282)	(50,498)	(0.2%)
Fate Therapeutics, Inc.	(2,500)	(61,950)	(0.2%)
Global Blood Therapeutics, Inc.	(2,538)	(81,089)	(0.3%)
Insmed, Inc.	(3,461)	(68,251)	(0.3%)
Organogenesis Holdings, Inc.	(8,426)	(41,119)	(0.2%)
PTC Therapeutics, Inc.	(1,421)	(56,925)	(0.2%)
Ultragenyx Pharmaceutical, Inc.	(1,178)	(70,279)	(0.3%)
Xencor, Inc.	(2,102)	(57,532)	(0.2%)

		(797,761)

Building Products
Builders FirstSource, Inc.	(787)	(42,262)	(0.2%)
JELD-WEN Holding, Inc.	(25,897)	(377,837)	(1.4%)

		(420,099)

Capital Markets
Brookfield Asset Management, Inc., Class A	(2,871)	(127,673)	(0.5%)
Focus Financial Partners, Inc., Class A	(3,311)	(112,773)	(0.4%)
State Street Corp.	(2,815)	(173,545)	(0.7%)

		(413,991)

Chemicals
Albemarle Corp.	(288)	(60,186)	(0.2%)
CF Industries Holdings, Inc.	(765)	(65,584)	(0.2%)
Chemours Co. (The)	(7,270)	(232,785)	(0.9%)
Livent Corp.	(2,579)	(58,518)	(0.2%)
LyondellBasell Industries NV, Class A	(833)	(72,854)	(0.3%)
Mosaic Co. (The)	(961)	(45,388)	(0.2%)
Schweitzer-Mauduit International, Inc.	(37,261)	(935,996)	(3.5%)
Tronox Holdings PLC, Class A	(4,663)	(78,339)	(0.3%)

		(1,549,650)

Communications Equipment
Extreme Networks, Inc.	(3,255)	(29,035)	(0.1%)

Consumer Finance
LendingTree, Inc.	(765)	(33,522)	(0.1%)

Diversified Consumer Services
Bright Horizons Family Solutions, Inc.	(1,357)	(114,694)	(0.4%)
Service Corp. International	(754)	(52,116)	(0.2%)
Strategic Education, Inc.	(723)	(51,029)	(0.2%)

		(217,839)

Diversified Financial Services
Cannae Holdings, Inc.	(3,263)	(63,106)	(0.2%)
Equitable Holdings, Inc.	(4,357)	(113,587)	(0.4%)

		(176,693)

Diversified Telecommunication Services
Anterix, Inc.	(3,132)	(128,631)	(0.5%)
Bandwidth, Inc., Class A	(2,527)	(47,558)	(0.2%)
Lumen Technologies, Inc.	(7,870)	(85,862)	(0.3%)

		(262,051)

Electric Utilities
PG&E Corp.	(9,936)	(99,161)	(0.4%)

Electrical Equipment
Bloom Energy Corp., Class A	(10,784)	(177,936)	(0.7%)
Generac Holdings, Inc.	(261)	(54,961)	(0.2%)

		(232,897)

Electronic Equipment, Instruments & Components
IPG Photonics Corp.	(2,360)	(222,147)	(0.8%)

Energy Equipment & Services
Halliburton Co.	(4,303)	(134,942)	(0.5%)
Helix Energy Solutions Group, Inc.	(16,535)	(51,259)	(0.2%)
Patterson-UTI Energy, Inc.	(8,349)	(131,580)	(0.5%)
Schlumberger NV	(2,291)	(81,926)	(0.3%)
Valaris Ltd.	(2,341)	(98,884)	(0.4%)

		(498,591)

Entertainment
Live Nation Entertainment, Inc.	(2,388)	(197,201)	(0.7%)
Roku, Inc.	(593)	(48,709)	(0.2%)
Spotify Technology S.A.	(1,273)	(119,445)	(0.5%)
Walt Disney Co. (The)	(1,747)	(164,917)	(0.6%)

		(530,272)

Equity Real Estate Investment Trusts
Acadia Realty Trust	(7,496)	(117,088)	(0.4%)
American Tower Corp.	(561)	(143,386)	(0.5%)
DiamondRock Hospitality Co.	(14,373)	(118,002)	(0.4%)
Host Hotels & Resorts, Inc.	(7,713)	(120,940)	(0.5%)
JBG SMITH Properties	(5,814)	(137,443)	(0.5%)
Mack-Cali Realty Corp.	(8,218)	(108,806)	(0.4%)
Park Hotels & Resorts, Inc.	(7,032)	(95,424)	(0.4%)
Pebblebrook Hotel Trust	(5,934)	(98,326)	(0.4%)
PotlatchDeltic Corp.	(18,128)	(801,076)	(3.0%)
Prologis, Inc.	(890)	(104,709)	(0.4%)
RLJ Lodging Trust	(9,564)	(105,491)	(0.4%)
Service Properties Trust	(22,712)	(118,784)	(0.4%)
Summit Hotel Properties, Inc.	(12,998)	(94,496)	(0.4%)
Sunstone Hotel Investors, Inc.	(12,963)	(128,593)	(0.5%)
Washington Real Estate Investment Trust	(5,330)	(113,582)	(0.4%)
Xenia Hotels & Resorts, Inc.	(8,713)	(126,600)	(0.5%)

		(2,532,746)

Food & Staples Retailing
Performance Food Group Co.	(2,745)	(126,215)	(0.5%)
Sprouts Farmers Markets Holdings LLC	(8,933)	(226,184)	(0.9%)

		(352,399)

Food Products
Archer-Daniels-Midland Co.	(1,040)	(80,704)	(0.3%)
Bunge Ltd.	(1,599)	(145,014)	(0.5%)
Darling Ingredients, Inc.	(3,150)	(188,370)	(0.7%)
Freshpet, Inc.	(844)	(43,795)	(0.2%)
Hain Celestial Group, Inc. (The)	(6,957)	(165,159)	(0.6%)
Lamb Weston Holdings, Inc.	(1,081)	(77,248)	(0.3%)
Mondelez International, Inc., Class A	(126)	(7,824)	(0.0%)
Pilgrim’s Pride Corp.	(6,962)	(217,423)	(0.8%)

		(925,537)

Gas Utilities
Atmos Energy Corp.	(41)	(4,596)	(0.0%)
UGI Corp.	(1,886)	(72,819)	(0.3%)

		(77,415)

See accompanying notes to consolidated financial statements.

17  |

Consolidated Portfolio of Investments – as of June 30, 2022 (Unaudited)

AlphaSimplex Global Alternatives Fund – (continued)

Common Stocks — Short	Shares	Value	% of Basket Value
Health Care Equipment & Supplies
Align Technology, Inc.	(681)	$(161,172)	(0.6%)
Avanos Medical, Inc.	(2,359)	(64,495)	(0.2%)
Novocure Ltd.	(953)	(66,233)	(0.2%)
STAAR Surgical Co.	(863)	(61,213)	(0.2%)

		(353,113)

Health Care Providers & Services
1Life Healthcare, Inc.	(8,946)	(70,137)	(0.3%)
Universal Health Services, Inc., Class B	(2,055)	(206,959)	(0.8%)

		(277,096)

Health Care Technology
Schrodinger, Inc.	(2,539)	(67,055)	(0.3%)
Teladoc Health, Inc.	(507)	(16,837)	(0.1%)

		(83,892)

Hotels, Restaurants & Leisure
Booking Holdings, Inc.	(33)	(57,717)	(0.2%)
Caesars Entertainment, Inc.	(2,297)	(87,975)	(0.3%)
Carnival Corp.	(18,005)	(155,743)	(0.6%)
Chipotle Mexican Grill, Inc.	(67)	(87,586)	(0.3%)
Everi Holdings, Inc.	(2,634)	(42,961)	(0.2%)
Expedia Group, Inc.	(2,119)	(200,945)	(0.8%)
Golden Entertainment, Inc.	(5,655)	(223,655)	(0.8%)
Hyatt Hotels Corp., Class A	(1,660)	(122,691)	(0.5%)
Las Vegas Sands Corp.	(5,644)	(189,582)	(0.7%)
Marriott International, Inc., Class A	(1,331)	(181,029)	(0.7%)
Norwegian Cruise Line Holdings Ltd.	(9,737)	(108,275)	(0.4%)
Penn National Gaming, Inc.	(2,212)	(67,289)	(0.3%)
RCI Hospitality Holdings, Inc.	(1,769)	(85,549)	(0.3%)
Royal Caribbean Cruises Ltd.	(3,114)	(108,710)	(0.4%)
Wendy’s Co. (The)	(2,733)	(51,599)	(0.2%)

		(1,771,306)

Household Durables
Meritage Homes Corp.	(1,038)	(75,255)	(0.3%)
Taylor Morrison Home Corp.	(3,171)	(74,075)	(0.3%)

		(149,330)

Household Products
Spectrum Brands Holdings, Inc.	(1,575)	(129,181)	(0.5%)

Independent Power & Renewable Electricity Producers
Sunnova Energy International, Inc.	(6,882)	(126,835)	(0.5%)
Vistra Corp.	(424)	(9,689)	(0.0%)

		(136,524)

Insurance
BRP Group, Inc., Class A	(6,495)	(156,854)	(0.6%)
Chubb Ltd.	(536)	(105,367)	(0.4%)
James River Group Holdings Ltd.	(5,536)	(137,182)	(0.5%)
Kinsale Capital Group, Inc.	(332)	(76,241)	(0.3%)
RenaissanceRe Holdings Ltd.	(495)	(77,403)	(0.3%)
White Mountains Insurance Group Ltd.	(106)	(132,090)	(0.5%)

		(685,137)

Interactive Media & Entertainment
Match Group, Inc.	(962)	(67,042)	(0.3%)
Pinterest, Inc., Class A	(3,390)	(61,562)	(0.2%)
Snap, Inc., Class A	(5,442)	(71,454)	(0.3%)

		(200,058)

Internet & Direct Marketing Retail
Etsy, Inc.	(807)	(59,080)	(0.2%)
Farfetch Ltd., Class A	(15,012)	(107,486)	(0.4%)

		(166,566)

IT Services
Affirm Holdings, Inc.	(5,328)	(96,224)	(0.4%)
Block, Inc.	(1,545)	(94,956)	(0.4%)
Cloudflare, Inc., Class A	(189)	(8,269)	(0.0%)
DXC Technology Co.	(3,099)	(93,931)	(0.4%)
Mastercard, Inc., Class A	(343)	(108,209)	(0.4%)
Repay Holdings Corp.	(9,364)	(120,327)	(0.5%)
Stoneco Ltd., Class A	(28,382)	(218,541)	(0.8%)
Twilio, Inc., Class A	(649)	(54,393)	(0.2%)
Wix.com Ltd.	(850)	(55,717)	(0.2%)

		(850,567)

Life Sciences Tools & Services
10X Genomics, Inc., Class A	(1,338)	(60,545)	(0.2%)
Adaptive Biotechnologies Corp.	(6,658)	(53,863)	(0.2%)
NanoString Technologies, Inc.	(2,283)	(28,994)	(0.1%)
Pacific Biosciences of California, Inc.	(11,401)	(50,392)	(0.2%)
Quanterix Corp.	(2,759)	(44,668)	(0.2%)

		(238,462)

Machinery
EnPro Industries, Inc.	(1,420)	(116,341)	(0.4%)
ESCO Technologies, Inc.	(925)	(63,242)	(0.2%)

		(179,583)

Media
Altice USA, Inc., Class A	(7,474)	(69,134)	(0.3%)
Charter Communications, Inc., Class A	(183)	(85,741)	(0.3%)
Comcast Corp., Class A	(1,203)	(47,206)	(0.2%)
Magnite, Inc.	(13,741)	(122,020)	(0.5%)

		(324,101)

Metals & Mining
Agnico Eagle Mines Ltd.	(1,090)	(49,879)	(0.2%)
Arconic Corp.	(3,111)	(87,264)	(0.3%)
Barrick Gold Corp.	(9,873)	(174,653)	(0.7%)
Carpenter Technology Corp.	(7,320)	(204,301)	(0.8%)
Coeur Mining, Inc.	(17,668)	(53,711)	(0.2%)
Constellium SE	(4,478)	(59,154)	(0.2%)
Ferroglobe PLC	(21,277)	(126,385)	(0.5%)
Kinross Gold Corp.	(14,896)	(53,328)	(0.2%)
Newmont Corp.	(1,369)	(81,688)	(0.3%)
SSR Mining, Inc.	(3,763)	(62,842)	(0.2%)

		(953,205)

Mortgage Real Estate Investment Trusts (REITs)
Annaly Capital Management, Inc.	(6,475)	(38,267)	(0.1%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(3,441)	(130,277)	(0.5%)

		(168,544)

Multiline Retail
Dollar Tree, Inc.	(1,523)	(237,360)	(0.9%)
Ollie’s Bargain Outlet Holdings, Inc.	(939)	(55,166)	(0.2%)

		(292,526)

Oil, Gas & Consumable Fuels
APA Corp.	(1,692)	(59,051)	(0.2%)
Devon Energy Corp.	(2,272)	(125,210)	(0.5%)
Diamondback Energy, Inc.	(6,145)	(744,467)	(2.8%)

See accompanying notes to consolidated financial statements.

|  18

Consolidated Portfolio of Investments – as of June 30, 2022 (Unaudited)

AlphaSimplex Global Alternatives Fund – (continued)

Common Stocks — Short	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP	(22,294)	$(222,494)	(0.8%)
EQT Corp.	(1,589)	(54,662)	(0.2%)
Equitrans Midstream Corp.	(12,739)	(81,020)	(0.3%)
Hess Corp.	(535)	(56,678)	(0.2%)
HF Sinclair Corp.	(1,522)	(68,733)	(0.3%)
Kosmos Energy Ltd.	(48,222)	(298,494)	(1.1%)
Marathon Petroleum Corp.	(1,113)	(91,500)	(0.3%)
Matador Resources Co.	(731)	(34,057)	(0.1%)
Occidental Petroleum Corp.	(1,541)	(90,734)	(0.3%)
PBF Energy, Inc., Class A	(6,657)	(193,186)	(0.7%)
Peabody Energy Corp.	(3,867)	(82,483)	(0.3%)
Phillips 66	(1,730)	(141,843)	(0.5%)
Scorpio Tankers, Inc.	(3,661)	(126,341)	(0.5%)
Tellurian, Inc.	(57,422)	(171,118)	(0.6%)

		(2,642,071)

Personal Products
Coty, Inc., Class A	(10,608)	(84,970)	(0.3%)

Real Estate Management & Development
CBRE Group, Inc., Class A	(390)	(28,708)	(0.1%)
Digitalbridge Group, Inc.	(20,359)	(99,352)	(0.4%)
Jones Lang LaSalle, Inc.	(353)	(61,725)	(0.2%)
Realogy Holdings Corp.	(3,895)	(38,288)	(0.1%)
Redfin Corp.	(4,420)	(36,421)	(0.1%)
Zillow Group, Inc., Class A	(1,778)	(56,558)	(0.2%)

		(321,052)

Road & Rail
Avis Budget Group, Inc.	(1,357)	(199,588)	(0.8%)
Lyft, Inc., Class A	(11,856)	(157,448)	(0.6%)
Uber Technologies, Inc.	(9,053)	(185,224)	(0.7%)

		(542,260)

Semiconductors & Semiconductor Equipment
Entegris, Inc.	(2,798)	(257,780)	(1.0%)
First Solar, Inc.	(1,080)	(73,580)	(0.3%)
Ichor Holdings Ltd.	(4,695)	(121,976)	(0.5%)
Monolithic Power Systems, Inc.	(325)	(124,813)	(0.5%)
Universal Display Corp.	(657)	(66,449)	(0.3%)
Veeco Instruments, Inc.	(6,170)	(119,698)	(0.5%)

		(764,296)

Software
8x8, Inc.	(8,038)	(41,396)	(0.2%)
Alteryx, Inc., Class A	(1,349)	(65,319)	(0.2%)
Bill.com Holdings, Inc.	(761)	(83,664)	(0.3%)
Blackbaud, Inc.	(3,612)	(209,749)	(0.8%)
Ceridian HCM Holding, Inc.	(3,683)	(173,396)	(0.7%)
Coupa Software, Inc.	(1,141)	(65,151)	(0.2%)
Digital Turbine, Inc.	(6,736)	(117,678)	(0.4%)
Fair Isaac Corp.	(137)	(54,923)	(0.2%)
Fortinet, Inc.	(240)	(13,579)	(0.2%)
LivePerson, Inc.	(4,421)	(62,513)	(0.2%)
LiveRamp Holdings, Inc.	(2,210)	(57,040)	(0.2%)
Paycom Software, Inc.	(705)	(197,485)	(0.7%)
PROS Holdings, Inc.	(1,871)	(49,076)	(0.2%)
Q2 Holdings, Inc.	(1,527)	(58,896)	(0.2%)
RingCentral, Inc., Class A	(957)	(50,013)	(0.2%)
Zoom Video Communications, Inc., Class A	(655)	(70,720)	(0.3%)

		(1,370,598)

Specialty Retail
Bath & Body Works, Inc.	(311)	(8,372)	(0.0%)
Caleres, Inc.	(3,111)	(81,633)	(0.3%)
Carvana Co.	(912)	(20,593)	(0.1%)
Designer Brands, Inc., Class A	(15,631)	(204,141)	(0.8%)
Foot Locker, Inc.	(2,121)	(53,555)	(0.2%)
Gap, Inc. (The)	(19,631)	(161,759)	(0.6%)
RH	(454)	(96,366)	(0.4%)
Williams-Sonoma, Inc.	(1,907)	(211,582)	(0.8%)

		(838,001)

Technology Hardware, Storage & Peripherals
HP, Inc.	(6,739)	(220,904)	(0.8%)

Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.	(286)	(77,967)	(0.3%)
PVH Corp.	(4,266)	(242,735)	(0.9%)
Ralph Lauren Corp.	(2,511)	(225,111)	(0.8%)

		(545,813)

Thrifts & Mortgage Finance
NMI Holdings, Inc., Class A	(3,534)	(58,841)	(0.2%)
TFS Financial Corp.	(9,445)	(129,680)	(0.5%)

		(188,521)

Tobacco
Altria Group, Inc.	(1,451)	(60,608)	(0.2%)

Trading Companies & Distributors
Veritiv Corp.	(1,130)	(122,661)	(0.5%)

Total Common Stocks—Short		$(26,520,792)

Investment Summary at June 30, 2022 (Unaudited)

Certificates of Deposit	36.8%
Treasuries	34.9
Common Stocks	16.4
Repurchase Agreements	5.4
Closed-End Investment Companies	0.1

Total Investments	93.6
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	6.4

Net Assets	100.0%

Net Exposures by Asset Class as a Percentage of Net Assets at June 30, 20221

Equity	38.3%
Fixed Income	(30.2)
Short-Term Interest Rate	37.9
Commodity	5.4
Currency	(3.8)

[1]

The Fund gains its investment exposures primarily through the use of futures contracts, forward contracts and swap contracts and may have net exposure that is materially less than or greater than its net asset value. Portfolio exposures presented above are intended to illustrate the Fund’s exposure to certain asset classes. The portfolio exposure percentage represents the notional contract value in U.S. dollars of the Fund’s futures and/or forward positions divided by the Fund’s total net assets. Notional contract values represent the aggregate exposure that a futures or forward currency contract provides to the underlying reference asset or currency, respectively. Exposure to equity securities also includes long and short equity positions held in conjunction with the Fund’s investment in bilateral equity basket total return swaps, and is represented by the U.S. dollar value of the securities in the basket.

See accompanying notes to consolidated financial statements.

19  |

Consolidated Portfolio of Investments – as of June 30, 2022 (Unaudited)

AlphaSimplex Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments — 95.9% of Net Assets
	Certificates of Deposit — 51.2%
$30,000,000	Westpac Banking Corp. (NY), 0.940%, 7/08/2022	$29,995,610
50,000,000	Cooperatieve Rabobank U.A., 0.950%, 7/11/2022	49,990,752
49,500,000	Sumitomo Mitsui Trust (NY), 1.110%, 7/11/2022	49,492,995
25,000,000	Bank of America N.A., 0.330%, 7/13/2022	24,988,804
30,000,000	Toronto-Dominion Bank (NY), 0.460%, 7/20/2022	29,980,512
20,000,000	Skandinaviska Enskilda Banken (NY), 1.070%, 7/22/2022	19,993,464
51,000,000	Sumitomo Mitsui Banking Corp. (NY), 1.100%, 7/22/2022	50,983,999
40,000,000	Canadian Imperial Bank of Commerce (NY), 0.500%, 7/26/2022	39,969,402
25,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 1.050%, 7/28/2022	24,986,427
51,500,000	Sumitomo Mitsui Trust (NY), 1.100%, 7/28/2022	51,478,880
50,000,000	Skandinaviska Enskilda Banken (NY), 1.060%, 7/29/2022	49,977,376
40,000,000	Royal Bank of Canada (NY), 0.650%, 8/08/2022	39,951,710
50,000,000	Bank of Montreal (IL), 1.330%, 8/12/2022	49,972,811
25,000,000	Skandinaviska Enskilda Banken (NY), 1.380%, 8/15/2022	24,988,009
33,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.410%, 8/16/2022	32,976,431
70,000,000	Mizuho Bank Ltd. (NY), 1.450%, 8/29/2022	69,935,625
17,000,000	Mizuho Bank Ltd. (NY), 1.460%, 8/29/2022	16,984,652
44,500,000	Nordea Bank ABP (NY), 1.460%, 9/06/2022	44,460,948
60,000,000	Svenska Handelsbanken (NY), 1.200%, 9/22/2022	59,886,893
30,000,000	Toronto-Dominion Bank (NY), 1.550%, 9/22/2022	29,963,229
30,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 1.710%, 9/22/2022	29,962,219
45,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 1.670%, 9/23/2022	44,937,046
30,000,000	Cooperatieve Rabobank U.A., 1.500%, 10/11/2022(a)	29,940,669
42,000,000	Sumitomo Mitsui Banking Corp. (NY), 2.500%, 10/17/2022	42,007,022
40,000,000	Toronto-Dominion Bank (NY), 1.860%, 10/24/2022(a)	39,934,581
50,500,000	Westpac Banking Corp. (NY), 1.700%, 11/15/2022(a)	50,335,270
75,000,000	Bank of Nova Scotia, 2.070%, 11/17/2022(a)	74,853,732
52,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), SOFR + 0.400%, 1.920%, 11/23/2022(b)	51,984,022
35,000,000	Canadian Imperial Bank of Commerce (NY), 2.910%, 12/21/2022	35,002,986
50,000,000	Royal Bank of Canada (NY), 3.000%, 6/05/2023(a)	49,707,504
15,000,000	Toronto-Dominion Bank (NY), 3.010%, 6/07/2023(a)	14,909,518
30,000,000	Nordea Bank ABP (NY), 2.970%, 6/08/2023(a)	29,855,777
46,000,000	Svenska Handelsbanken (NY), 3.460%, 6/13/2023	45,957,094
55,000,000	Bank of Montreal (IL), 3.600%, 6/23/2023	54,945,881
35,000,000	Canadian Imperial Bank of Commerce (NY), 3.590%, 6/26/2023	34,949,514

		1,420,241,364

	Treasuries — 40.8%
25,000,000	U.S. Treasury Bills, 0.850%, 7/05/2022(c)	24,997,586
45,000,000	U.S. Treasury Bills, 0.300%-0.610%, 7/07/2022(c)(d)	44,994,375
77,100,000	U.S. Treasury Bills, 0.700%-1.135%, 7/12/2022(c)(d)	77,077,384
106,000,000	U.S. Treasury Bills, 0.651%-1.000%, 7/14/2022(c)(d)(e)(f)	105,959,225
	Treasuries — continued
80,000,000	U.S. Treasury Bills, 0.745%-0.880%, 7/19/2022(c)(d)	79,959,100
60,000,000	U.S. Treasury Bills, 0.975%, 7/21/2022(c)	59,966,167
155,000,000	U.S. Treasury Bills, 0.835%-1.090%, 7/26/2022(c)(d)	154,889,939
50,000,000	U.S. Treasury Bills, 0.845%-0.850%, 7/28/2022(c)(d)	49,959,594
95,000,000	U.S. Treasury Bills, 0.910%-1.040%, 8/02/2022(c)(d)	94,903,100
75,000,000	U.S. Treasury Bills, 0.999%-1.030%, 8/04/2022(c)(d)(e)(f)	74,916,239
110,000,000	U.S. Treasury Bills, 1.055%-1.410%, 8/09/2022(c)(d)	109,851,936
30,000,000	U.S. Treasury Bills, 1.045%, 8/11/2022(c)	29,956,010
20,000,000	U.S. Treasury Bills, 1.420%, 8/16/2022(c)	19,964,925
15,000,000	U.S. Treasury Bills, 1.005%, 8/18/2022(c)	14,973,383
20,000,000	U.S. Treasury Bills, 1.055%, 8/30/2022(c)	19,951,333
20,000,000	U.S. Treasury Bills, 1.095%, 9/01/2022(c)	19,947,558
60,000,000	U.S. Treasury Bills, 1.240%-1.360%, 9/08/2022(c)(d)(e)(f)	59,822,757
40,000,000	U.S. Treasury Bills, 1.680%, 9/15/2022(c)	39,866,578
50,000,000	U.S. Treasury Bills, 1.690%, 9/29/2022(c)	49,795,000

		1,131,752,189

	Repurchase Agreements — 3.9%
107,263,448	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $107,264,491 on 7/01/2022 collateralized by $81,957,000 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $81,867,339; $27,417,200 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $27,541,427 including accrued interest (Note 2 of Notes to Consolidated Financial Statements)(f)	107,263,448

	Total Short-Term Investments (Identified Cost $2,661,145,463)	2,659,257,001

	Total Investments — 95.9% (Identified Cost $2,661,145,463)	2,659,257,001
	Other assets less liabilities — 4.1%	114,031,767

	Net Assets — 100.0%	$2,773,288,768

(†)	See Note 2 of Notes to Consolidated Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of June 30, 2022 is disclosed.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(d)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	A portion of the security is held by AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Consolidated Financial Statements.

SOFR	Secured Overnight Financing Rate

CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
MXN	Mexican Peso

See accompanying notes to consolidated financial statements.

|  20

Consolidated Portfolio of Investments – as of June 30, 2022 (Unaudited)

AlphaSimplex Managed Futures Strategy Fund – (continued)

NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

At June 30, 2022, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	9/21/2022	CHF	B	71,125,000	$73,066,182	$74,918,996	$1,852,814
UBS AG	9/21/2022	CHF	S	192,125,000	197,899,714	202,373,457	(4,473,743)
UBS AG	9/21/2022	CNH	B	179,000,000	26,515,579	26,730,074	214,495
UBS AG	9/21/2022	CNH	B	125,000,000	18,674,379	18,666,253	(8,126)
UBS AG	9/21/2022	CNH	S	961,000,000	143,630,060	143,506,153	123,907
UBS AG	9/21/2022	MXN	B	3,618,000,000	181,276,525	177,345,626	(3,930,899)
UBS AG	9/21/2022	MXN	S	92,500,000	4,560,916	4,534,127	26,789
UBS AG	9/21/2022	MXN	S	1,855,500,000	88,686,933	90,952,131	(2,265,198)
UBS AG	9/21/2022	NOK	B	206,000,000	20,750,725	20,950,506	199,781
UBS AG	9/21/2022	NOK	B	44,000,000	4,511,100	4,474,865	(36,235)
UBS AG	9/21/2022	NOK	S	1,080,000,000	113,352,827	109,837,606	3,515,221
UBS AG	9/21/2022	NOK	S	48,000,000	4,826,322	4,881,671	(55,349)
UBS AG	9/21/2022	NZD	B	12,700,000	7,897,711	7,924,735	27,024
UBS AG	9/21/2022	NZD	B	83,200,000	52,443,048	51,916,377	(526,671)
UBS AG	9/21/2022	NZD	S	378,300,000	242,861,634	236,057,275	6,804,359
UBS AG	9/21/2022	NZD	S	18,800,000	11,672,205	11,731,104	(58,899)
UBS AG	9/21/2022	PLN	B	21,500,000	4,744,985	4,745,948	963
UBS AG	9/21/2022	PLN	B	44,500,000	9,898,877	9,823,008	(75,869)
UBS AG	9/21/2022	PLN	S	398,500,000	91,538,069	87,965,593	3,572,476
UBS AG	9/21/2022	SEK	B	264,000,000	26,063,094	25,891,672	(171,422)
UBS AG	9/21/2022	SEK	S	1,256,000,000	128,002,453	123,181,591	4,820,862
UBS AG	9/21/2022	SGD	B	59,625,000	43,111,174	42,937,635	(173,539)
UBS AG	9/21/2022	SGD	S	314,375,000	228,374,107	226,390,254	1,983,853
UBS AG	9/21/2022	TRY	S	124,500,000	6,163,275	6,965,948	(802,673)
UBS AG	9/21/2022	ZAR	B	70,500,000	4,572,092	4,299,040	(273,052)
UBS AG	9/21/2022	ZAR	S	695,500,000	44,695,847	42,411,096	2,284,751

Total							$12,575,620

At June 30, 2022, open long futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Brazilian Real	7/29/2022	258	$4,890,131	$4,894,260	$4,129
FTSE 100 Index	9/16/2022	178	15,501,250	15,429,743	(71,507)
FTSE China A50 Index	7/28/2022	805	11,805,276	11,980,815	175,539

Total					$108,161

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/21/2022	398	$32,111,544	$24,330,238	$(7,781,306)
Brent Crude Oil	8/31/2022	379	40,288,080	40,018,610	(269,470)
Coffee	9/20/2022	178	15,616,576	15,359,175	(257,401)
Copper LME	9/21/2022	79	20,222,519	16,313,500	(3,909,019)
Corn	12/14/2022	732	25,927,580	22,682,850	(3,244,730)
Cotton	12/07/2022	125	7,752,625	6,177,500	(1,575,125)
EUA Emissions	12/19/2022	103	8,176,221	9,731,767	1,555,546
Gasoline	7/29/2022	227	36,878,255	33,715,084	(3,163,171)
KC Wheat	12/14/2022	110	6,477,256	5,284,125	(1,193,131)
Low Sulfur Gasoil	8/11/2022	309	38,052,963	34,731,600	(3,321,363)

See accompanying notes to consolidated financial statements.

21  |

Consolidated Portfolio of Investments – as of June 30, 2022 (Unaudited)

AlphaSimplex Managed Futures Strategy Fund – (continued)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Natural Gas	7/27/2022	263	$19,073,110	$14,265,120	$(4,807,990)
New York Harbor ULSD	7/29/2022	217	35,326,365	34,911,177	(415,188)
Nickel LME	9/21/2022	89	17,836,668	12,122,334	(5,714,334)
Soybean	11/14/2022	476	36,640,733	34,700,400	(1,940,333)
Soybean Meal	12/14/2022	279	11,107,239	11,346,930	239,691
Soybean Oil	12/14/2022	202	9,365,155	7,812,552	(1,552,603)
WTI Crude Oil	8/22/2022	341	36,899,812	35,157,100	(1,742,712)
Zinc LME	9/21/2022	167	18,215,525	13,196,131	(5,019,394)

Total					$(44,112,033)

At June 30, 2022, open short futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2022	3,118	$656,399,162	$654,828,722	$1,570,440
3 Year Australia Government Bond	9/15/2022	3,552	263,031,026	263,466,115	(435,089)
3-month CDOR Index	12/19/2022	1,031	193,612,094	192,631,681	980,413
3-month SOFR Index	3/14/2023	3,646	885,993,911	881,147,050	4,846,861
3-month SONIA Index	3/14/2023	2,458	726,300,716	726,525,125	(224,409)
5 Year U.S. Treasury Note	9/30/2022	2,213	249,159,077	248,409,250	749,827
10 Year Australia Government Bond	9/15/2022	2,241	184,018,525	183,912,740	105,785
10 Year Canada Government Bond	9/20/2022	1,427	139,471,419	137,456,285	2,015,134
10 Year U.S. Treasury Note	9/21/2022	1,418	168,968,689	168,077,312	891,377
30 Year U.S. Treasury Bond	9/21/2022	663	92,469,204	91,908,375	560,829
AEX-Index®	7/15/2022	82	11,244,703	11,325,309	(80,606)
ASX SPI 200™	9/15/2022	446	49,635,030	49,725,729	(90,699)
Australian Dollar	9/19/2022	1,941	138,500,248	134,142,510	4,357,738
British Pound	9/19/2022	2,266	177,665,305	172,768,337	4,896,968
CAC 40®	7/15/2022	98	6,093,347	6,073,625	19,722
Canadian Dollar	9/20/2022	1,692	132,918,319	131,468,400	1,449,919
DAX	9/16/2022	105	36,212,008	35,131,345	1,080,663
E-mini Dow	9/16/2022	199	31,199,492	30,627,095	572,397
E-mini NASDAQ 100	9/16/2022	161	38,215,582	37,124,990	1,090,592
E-mini Russell 2000	9/16/2022	410	36,916,502	35,014,000	1,902,502
E-mini S&P 500®	9/16/2022	228	44,320,950	43,200,300	1,120,650
E-mini S&P MidCap 400®	9/16/2022	123	29,513,493	27,896,400	1,617,093
Euribor	12/19/2022	7,891	2,040,193,331	2,043,775,649	(3,582,318)
Euro	9/19/2022	1,917	257,694,402	252,516,825	5,177,577
Euro Schatz	9/08/2022	7,173	820,918,959	820,437,000	481,959
EURO STOXX 50®	9/16/2022	302	10,967,646	10,890,108	77,538
Euro-BTP	9/08/2022	512	66,628,603	66,060,085	568,518
Euro-Buxl® 30 Year Bond	9/08/2022	556	98,464,650	95,299,902	3,164,748
Euro-OAT	9/08/2022	1,436	212,958,134	208,467,729	4,490,405
FTSE MIB	9/16/2022	97	10,954,824	10,779,088	175,736
FTSE Taiwan Index	7/28/2022	75	3,933,990	3,804,000	129,990
FTSE/JSE Top 40 Index	9/15/2022	33	1,215,396	1,216,205	(809)
German Euro BOBL	9/08/2022	2,140	279,212,832	278,510,108	702,724
German Euro Bund	9/08/2022	1,048	166,295,328	163,397,873	2,897,455
Hang Seng China Enterprises Index	7/28/2022	75	3,693,225	3,626,797	66,428
Hang Seng Index®	7/28/2022	77	10,841,802	10,668,604	173,198
IBEX 35	7/15/2022	29	2,435,341	2,443,278	(7,937)
Indian Rupee	7/27/2022	1,432	36,524,592	36,169,456	355,136
Japanese Yen	9/19/2022	3,357	317,370,879	311,172,919	6,197,960
MSCI EAFE Index	9/16/2022	591	54,918,675	54,862,530	56,145
MSCI Emerging Markets Index	9/16/2022	898	47,020,178	45,021,230	1,998,948
MSCI Singapore	7/28/2022	996	20,954,616	20,112,848	841,768
Nikkei 225™	9/08/2022	20	3,945,902	3,888,561	57,341
OMXS30®	7/15/2022	890	17,052,486	16,273,565	778,921
S&P/TSX 60 Index	9/15/2022	185	33,070,789	32,840,662	230,127
Short-Term Euro-BTP	9/08/2022	1,353	154,380,976	154,392,556	(11,580)

See accompanying notes to consolidated financial statements.

|  22

Consolidated Portfolio of Investments – as of June 30, 2022 (Unaudited)

AlphaSimplex Managed Futures Strategy Fund – (continued)

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
STOXX Europe 600	9/16/2022	138	$2,931,750	$2,927,050	$4,700
TOPIX	9/08/2022	30	4,063,606	4,135,834	(72,228)
UK Long Gilt	9/28/2022	1,551	219,832,156	215,197,970	4,634,186
Ultra 10 Year U.S. Treasury Note	9/21/2022	839	107,558,255	106,867,625	690,630
Ultra Long U.S. Treasury Bond	9/21/2022	472	74,294,379	72,850,250	1,444,129

Total					$60,719,502

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/21/2022	1,000	$65,505,589	$61,131,250	$4,374,339
Cocoa	9/15/2022	360	8,911,808	8,424,000	487,808
Copper	9/28/2022	933	90,726,994	86,535,750	4,191,244
Copper LME	9/21/2022	89	20,973,755	18,378,500	2,595,255
Gold	8/29/2022	43	7,856,099	7,771,390	84,709
Iron Ore	8/31/2022	130	1,539,865	1,546,610	(6,745)
Lean Hog	8/12/2022	23	943,483	939,320	4,163
Live Cattle	8/31/2022	626	33,486,156	33,196,780	289,376
Nickel LME	9/21/2022	54	8,607,018	7,355,124	1,251,894
Palladium	9/28/2022	16	3,178,508	3,065,760	112,748
Platinum	10/27/2022	173	7,990,652	7,744,345	246,307
Silver	9/28/2022	757	80,273,950	77,032,320	3,241,630
Sugar	9/30/2022	599	12,384,486	12,411,280	(26,794)
Wheat	12/14/2022	176	8,358,703	7,924,400	434,303
Zinc LME	9/21/2022	167	14,450,309	13,196,131	1,254,178

Total					$18,534,415

[1]	Commodity futures are held by AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Consolidated Financial Statements.

Investment Summary at June 30, 2022 (Unaudited)

Certificates of Deposit	51.2%
Treasuries	40.8
Repurchase Agreements	3.9

Total Investments	95.9
Other assets less liabilities (including forward foreign currency and futures contracts)	4.1

Net Assets	100.0%

Net Exposures by Asset Class as a Percentage of Net Assets at June 30, 20221

Equity	(17.0)%
Fixed Income	(141.7)
Short-Term Interest Rate	(138.6)
Commodity	0.9
Currency	(66.8)

[1]

The Fund gains its investment exposures primarily through the use of futures contracts and forward contracts and may have net exposure that is materially less than or greater than its net asset value. Portfolio exposures presented above are intended to illustrate the Fund’s exposure to certain asset classes. The portfolio exposure percentage represents the notional contract value in U.S. dollars of the Fund’s futures and/or forward positions divided by the Fund’s total net assets. Notional contract values represent the aggregate exposure that a futures or forward currency contract provides to the underlying reference asset or currency, respectively.

See accompanying notes to consolidated financial statements.

23  |

Consolidated Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
ASSETS
Investments at cost	$223,108,375	$2,661,145,463
Net unrealized depreciation	(3,514,435)	(1,888,462)

Investments at value	219,593,940	2,659,257,001
Cash	1,442,790	2,605,066
Due from brokers (including variation margin on futures contracts) (Note 2)	17,691,019	76,977,879
Receivable for Fund shares sold	187,623	33,654,764
Receivable for securities sold	153,624	—
Dividends and interest receivable	267,895	3,014,080
Unrealized appreciation on forward foreign currency contracts (Note 2)	261,433	25,427,295
Unrealized appreciation on futures contracts (Note 2)	1,519,303	85,768,036
Prepaid expenses	14,203	15,662

TOTAL ASSETS	241,131,830	2,886,719,783

LIABILITIES
Payable for Fund shares redeemed	409,606	15,507,278
Unrealized depreciation on forward foreign currency contracts (Note 2)	183,358	12,851,675
Due to brokers (including variation margin on futures contracts) (Note 2)	—	30,952,185
Unrealized depreciation on futures contracts (Note 2)	5,281,326	50,517,991
Management fees payable (Note 6)	201,039	2,791,917
Deferred Trustees’ fees (Note 6)	318,525	316,082
Administrative fees payable (Note 6)	26,016	127,576
Payable to distributor (Note 6d)	1,631	19,787
Other accounts payable and accrued expenses	146,563	346,524

TOTAL LIABILITIES	6,568,064	113,431,015

NET ASSETS	$234,563,766	$2,773,288,768

NET ASSETS CONSIST OF:
Paid-in capital	$262,082,856	$2,225,677,057
Accumulated earnings (loss)	(27,519,090)	547,611,711

NET ASSETS	$234,563,766	$2,773,288,768

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$14,521,522	$142,816,097

Shares of beneficial interest	1,387,500	10,521,653

Net asset value and redemption price per share	$10.47	$13.57

Offering price per share (100/94.25 of net asset value) (Note 1)	$11.11	$14.40

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,751,919	$25,952,793

Shares of beneficial interest	283,033	2,034,884

Net asset value and offering price per share	$9.72	$12.75

Class N shares:
Net assets	$38,543,830	$402,527,710

Shares of beneficial interest	3,615,162	29,248,663

Net asset value, offering and redemption price per share	$10.66	$13.76

Class Y shares:
Net assets	$178,746,495	$2,201,992,168

Shares of beneficial interest	16,748,119	160,392,908

Net asset value, offering and redemption price per share	$10.67	$13.73

See accompanying notes to consolidated financial statements.

|  24

Consolidated Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
INVESTMENT INCOME
Interest	$452,792	$5,287,188
Dividends	483,515	—
Less net foreign taxes withheld	(2,821)	—

	933,486	5,287,188

Expenses
Management fees (Note 6)	1,595,973	12,753,879
Service and distribution fees (Note 6)	34,186	197,774
Administrative fees (Note 6)	100,658	516,594
Trustees’ and directors’ fees and expenses (Note 6)	19,204	46,095
Trustees’ fees deferred compensation (Note 6)	(43,963)	(36,904)
Transfer agent fees and expenses (Notes 6 and 7)	95,108	914,307
Audit and tax services fees	44,518	38,862
Custodian fees and expenses	45,627	140,303
Interest expense (Note 10)	6,353	330,724
Legal fees (Note 8)	4,408	18,496
Registration fees	38,972	144,536
Shareholder reporting expenses	30,327	83,567
Miscellaneous expenses	37,919	57,411

Total expenses	2,009,290	15,205,644
Less waiver and/or expense reimbursement (Note 6)	(173,056)	(10,856)

Net expenses	1,836,234	15,194,788

Net investment loss	(902,748)	(9,907,600)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	534,971	285,832
Futures contracts	131,242	601,362,043
Swap agreements	8,734,217	—
Forward foreign currency contracts (Note 2e)	593,561	(15,005,207)
Foreign currency transactions (Note 2d)	113,251	(2,005,475)
Net change in unrealized appreciation (depreciation) on:
Investments	(10,705,011)	(1,823,994)
Futures contracts	(7,559,147)	21,102,792
Forward foreign currency contracts (Note 2e)	(260,318)	24,342,744
Foreign currency translations (Note 2d)	(14,016)	(42,638)

Net realized and unrealized gain (loss) on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(8,431,250)	628,216,097

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,333,998)	$618,308,497

See accompanying notes to consolidated financial statements.

25  |

Consolidated Statements of Changes in Net Assets

	AlphaSimplex Global Alternatives Fund		AlphaSimplex Managed Futures Strategy Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment loss	$(902,748)	$(2,887,499)	$(9,907,600)	$(20,894,687)
Net realized gain on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	10,107,242	40,164,752	584,637,193	130,012,296
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(18,538,492)	(29,951,174)	43,578,904	(62,048,291)

Net increase (decrease) in net assets resulting from operations	(9,333,998)	7,326,079	618,308,497	47,069,318

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	—	(163,803)	(2,840,442)
Class C	—	—	(57,864)	(887,877)
Class N	—	—	(635,941)	(11,323,277)
Class Y	—	—	(4,354,525)	(73,166,897)

Total distributions	—	—	(5,212,133)	(88,218,493)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(98,583,504)	(188,134,426)	657,403,228	57,851,676

Net increase (decrease) in net assets	(107,917,502)	(180,808,347)	1,270,499,592	16,702,501
NET ASSETS
Beginning of the period	342,481,268	523,289,615	1,502,789,176	1,486,086,675

End of the period	$234,563,766	$342,481,268	$2,773,288,768	$1,502,789,176

See accompanying notes to consolidated financial statements.

|  26

Consolidated Financial Highlights

For a share outstanding throughout each period.

	AlphaSimplex Global Alternatives Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017
Net asset value, beginning of the period	$10.78		$10.67		$11.18		$10.24		$11.04		$10.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)		(0.10)		(0.03)		0.11		0.06		(0.03)
Net realized and unrealized gain (loss)	(0.27)		0.21		(0.24)		0.93		(0.75)		1.10

Total from Investment Operations	(0.31)		0.11		(0.27)		1.04		(0.69)		1.07

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.24)		(0.10)		(0.11)		(0.05)

Net asset value, end of the period	$10.47		$10.78		$10.67		$11.18		$10.24		$11.04

Total return(b)	(2.88	)%(c)(d)	1.03	%(d)	(2.38	)%(d)	10.26	%(d)	(6.35	)%(d)	10.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$14,522		$16,882		$15,584		$25,341		$33,649		$49,904
Net expenses	1.49	%(e)(f)	1.51	%(f)(g)(h)	1.52	%(f)(i)	1.54	%(f)	1.54	%(f)	1.57	%(j)(k)
Gross expenses	1.61	%(e)	1.62	%(g)(h)	1.58%		1.57%		1.55%		1.57	%(j)
Net investment income (loss)	(0.84	)%(e)	(0.91)%		(0.33)%		0.97%		0.58%		(0.26)%
Portfolio turnover rate(l)	64%		115%		232	%(m)	125%		59%		—%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.49% and the ratio of gross expenses would have been 1.60%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 1.52% and 1.63%, respectively.

(i)	Effective July 1, 2020, the expense limit decreased from 1.54% to 1.49%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.55% and the ratio of gross expenses would have been 1.56%.
(k)	Effective July 1, 2017, the expense limit decreased from 1.60% to 1.54%.
(l)	Prior to 2018, the portfolio turnover rate was not reported due to the short term nature of the portfolio of investments.
(m)

The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to an increase in shareholder activity and reallocations in investment models resulting in increased equity security transactions.

See accompanying notes to consolidated financial statements.

27  |

Consolidated Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Global Alternatives Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017
Net asset value, beginning of the period	$10.06		$10.02		$10.48		$9.59		$10.33		$9.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.08)		(0.16)		(0.11)		0.02		(0.02)		(0.10)
Net realized and unrealized gain (loss)	(0.26)		0.20		(0.22)		0.88		(0.70)		1.03

Total from Investment Operations	(0.34)		0.04		(0.33)		0.90		(0.72)		0.93

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.13)		(0.01)		(0.02)		—

Net asset value, end of the period	$9.72		$10.06		$10.02		$10.48		$9.59		$10.33

Total return(b)	(3.28	)%(c)(d)	0.30	%(d)	(3.17	)%(d)	9.48	%(d)	(7.09	)%(d)	9.89%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,752		$3,109		$5,059		$11,171		$15,537		$24,521
Net expenses	2.24	%(e)(f)	2.26	%(f)(g)(h)	2.27	%(f)(i)	2.29	%(f)	2.29	%(f)	2.32	%(j)(k)
Gross expenses	2.37	%(e)	2.37	%(g)(h)	2.33%		2.32%		2.30%		2.32	%(k)
Net investment income (loss)	(1.59	)%(e)	(1.61)%		(1.08)%		0.23%		(0.17)%		(1.00)%
Portfolio turnover rate(l)	64%		115%		232	%(m)	125%		59%		—%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.24% and the ratio of gross expenses would have been 2.35%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 2.27% and 2.38%, respectively.

(i)	Effective July 1, 2020, the expense limit decreased from 2.29% to 2.24%.
(j)	Effective July 1, 2017, the expense limit decreased from 2.35% to 2.29%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.30% and the ratio of gross expenses would have been 2.31%.
(l)	Prior to 2018, the portfolio turnover rate was not reported due to the short term nature of the portfolio of investments.
(m)

The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to an increase in shareholder activity and reallocations in investment models resulting in increased equity security transactions.

See accompanying notes to consolidated financial statements.

|  28

Consolidated Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Global Alternatives Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017
Net asset value, beginning of the period	$10.97		$10.82		$11.35		$10.40		$11.22		$10.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		(0.08)		0.00	(b)	0.15		0.10		0.01
Net realized and unrealized gain (loss)	(0.30)		0.23		(0.24)		0.94		(0.77)		1.11

Total from Investment Operations	(0.31)		0.15		(0.24)		1.09		(0.67)		1.12

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.29)		(0.14)		(0.15)		(0.09)

Net asset value, end of the period	$10.66		$10.97		$10.82		$11.35		$10.40		$11.22

Total return	(2.83	)%(c)(d)	1.39	%(d)	(2.06	)%(d)	10.48	%(d)	(6.08	)%(d)	10.98%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$38,544		$142		$131		$526		$14,377		$10,376
Net expenses	1.19	%(e)(f)	1.21	%(f)(g)(h)	1.22	%(f)(i)	1.24	%(f)	1.24	%(f)	1.26	%(j)(k)
Gross expenses	1.30	%(e)	1.98	%(g)(h)	1.68%		1.26%		1.25%		1.26	%(k)
Net investment income (loss)	(0.14	)%(e)	(0.70)%		0.02%		1.38%		0.94%		0.09%
Portfolio turnover rate(l)	64%		115%		232	%(m)	125%		59%		—%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.19% and the ratio of gross expenses would have been 1.96%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 1.22% and 1.99%, respectively.

(i)	Effective July 1, 2020, the expense limit decreased from 1.24% to 1.19%.
(j)	Effective July 1, 2017, the expense limit decreased from 1.30% to 1.24%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.24% and the ratio of gross expenses would have been 1.24%.
(l)	Prior to 2018, the portfolio turnover rate was not reported due to the short term nature of the portfolio of investments.
(m)

The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to an increase in shareholder activity and reallocations in investment models resulting in increased equity security transactions.

See accompanying notes to consolidated financial statements.

29  |

Consolidated Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Global Alternatives Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017
Net asset value, beginning of the period	$10.98		$10.84		$11.36		$10.40		$11.22		$10.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)		(0.07)		(0.01)		0.14		0.09		0.00	(b)
Net realized and unrealized gain (loss)	(0.28)		0.21		(0.23)		0.95		(0.77)		1.11

Total from Investment Operations	(0.31)		0.14		(0.24)		1.09		(0.68)		1.11

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.28)		(0.13)		(0.14)		(0.08)

Net asset value, end of the period	$10.67		$10.98		$10.84		$11.36		$10.40		$11.22

Total return	(2.82	)%(c)(d)	1.29	%(d)	(2.12	)%(d)	10.49	%(d)	(6.04	)%(d)	10.93%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$178,746		$322,349		$502,517		$784,884		$1,132,058		$1,559,650
Net expenses	1.24	%(e)(f)	1.26	%(f)(g)(h)	1.27	%(f)(i)	1.29	%(f)	1.29	%(f)	1.32	%(j)(k)
Gross expenses	1.36	%(e)	1.37	%(g)(h)	1.33%		1.32%		1.30%		1.32	%(k)
Net investment income (loss)	(0.62	)%(e)	(0.60)%		(0.11)%		1.23%		0.85%		0.02%
Portfolio turnover rate(l)	64%		115%		232	%(m)	125%		59%		—%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.24% and the ratio of gross expenses would have been 1.35%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 1.27% and 1.38%, respectively.

(i)	Effective July 1, 2020, the expense limit decreased from 1.29% to 1.24%.
(j)	Effective July 1, 2017, the expense limit decreased from 1.35% to 1.29%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.30% and the ratio of gross expenses would have been 1.31%.
(l)	Prior to 2018, the portfolio turnover rate was not reported due to the short term nature of the portfolio of investments.
(m)

The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to an increase in shareholder activity and reallocations in investment models resulting in increased equity security transactions.

See accompanying notes to consolidated financial statements.

|  30

Consolidated Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Managed Futures Strategy Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$9.94		$10.17		$9.26		$8.97		$10.38	$9.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.07)		(0.18)		(0.10)		0.04		0.02	(0.06)
Net realized and unrealized gain (loss)	3.73		0.52		1.33		0.69		(1.31)	0.66

Total from Investment Operations	3.66		0.34		1.23		0.73		(1.29)	0.60

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.57)		(0.32)		(0.44)		—	—
Net realized capital gains	—		—		—		—		(0.12)	—

Total Distributions	(0.03)		(0.57)		(0.32)		(0.44)		(0.12)	—

Net asset value, end of the period	$13.57		$9.94		$10.17		$9.26		$8.97	$10.38

Total return(b)	36.87	%(c)	3.30	%(d)	13.27	%(d)	8.09	%(d)	(12.55)%	6.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$142,816		$51,356		$170,442		$222,059		$133,996	$299,505
Net expenses	1.73	%(e)(f)	1.72	%(g)(h)	1.70	%(g)	1.70	%(g)	1.70%	1.75	%(f)(i)
Gross expenses	1.73	%(e)(f)	1.76	%(h)	1.80%		1.79%		1.70%	1.75	%(f)(i)
Net investment income (loss)	(1.16	)%(e)	(1.63)%		(0.99)%		0.47%		0.21%	(0.61)%
Portfolio turnover rate(j)	—%		—%		—%		—%		—%	—%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.70%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.74%.
(i)	Includes fee/expense recovery of 0.01%.
(j)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to consolidated financial statements.

31  |

Consolidated Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Managed Futures Strategy Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$9.38		$9.63		$8.78		$8.51		$9.93	$9.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.11)		(0.24)		(0.16)		(0.02)		(0.05)	(0.13)
Net realized and unrealized gain (loss)	3.51		0.49		1.26		0.64		(1.25)	0.64

Total from Investment Operations	3.40		0.25		1.10		0.62		(1.30)	0.51

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.50)		(0.25)		(0.35)		—	—
Net realized capital gains	—		—		—		—		(0.12)	—

Total Distributions	(0.03)		(0.50)		(0.25)		(0.35)		(0.12)	—

Net asset value, end of the period	$12.75		$9.38		$9.63		$8.78		$8.51	$9.93

Total return(b)	36.30	%(c)	2.54	%(d)	12.48	%(d)	7.30	%(d)	(13.22)%	5.41%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,953		$17,400		$19,793		$21,621		$29,421	$53,661
Net expenses	2.48	%(e)(f)	2.47	%(g)(h)	2.45	%(g)	2.45	%(g)	2.45%	2.50	%(f)(i)
Gross expenses	2.48	%(e)(f)	2.51	%(h)	2.54%		2.53%		2.45%	2.50	%(f)(i)
Net investment loss	(1.99	)%(e)	(2.38)%		(1.78)%		(0.24)%		(0.52)%	(1.36)%
Portfolio turnover rate(j)	—%		—%		—%		—%		—%	—%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.45%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.48%.
(i)	Includes fee/expense recovery of 0.01%.
(j)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to consolidated financial statements.

|  32

Consolidated Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Managed Futures Strategy Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$10.06		$10.30		$9.38	$9.07	$10.46	$9.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05)		(0.14)		(0.07)	0.08	0.08	(0.01)
Net realized and unrealized gain (loss)	3.78		0.52		1.35	0.70	(1.35)	0.67

Total from Investment Operations	3.73		0.38		1.28	0.78	(1.27)	0.66

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.62)		(0.36)	(0.47)	—	(0.01)
Net realized capital gains	—		—		—	—	(0.12)	—

Total Distributions	(0.03)		(0.62)		(0.36)	(0.47)	(0.12)	(0.01)

Net asset value, end of the period	$13.76		$10.06		$10.30	$9.38	$9.07	$10.46

Total return	37.13	%(b)	3.63%		13.77%	8.45%	(12.26)%	6.76	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$402,528		$188,562		$133,731	$117,258	$67,957	$1,017
Net expenses	1.38	%(d)(e)	1.38	%(f)	1.35%	1.36%	1.36%	1.34	%(d)(g)(h)
Gross expenses	1.38	%(d)(e)	1.38	%(f)	1.35%	1.36%	1.36%	14.83	%(d)(h)
Net investment income (loss)	(0.85	)%(d)	(1.29)%		(0.73)%	0.79%	0.83%	(0.17	)%(d)
Portfolio turnover rate(i)	—%		—%		—%	—%	—%	—%

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.35% and the ratio of gross expenses would have been 1.35%
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.36% and the ratio of gross expenses would have been 1.36%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.29% and the ratio of gross expenses would have been 14.78%.
(i)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to consolidated financial statements.

33  |

Consolidated Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Managed Futures Strategy Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$10.04		$10.28		$9.36		$9.06		$10.46	$9.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.06)		(0.15)		(0.08)		0.07		0.05	(0.03)
Net realized and unrealized gain (loss)	3.78		0.52		1.35		0.69		(1.33)	0.67

Total from Investment Operations	3.72		0.37		1.27		0.76		(1.28)	0.64

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.61)		(0.35)		(0.46)		—	(0.01)
Net realized capital gains	—		—		—		—		(0.12)	—

Total Distributions	(0.03)		(0.61)		(0.35)		(0.46)		(0.12)	(0.01)

Net asset value, end of the period	$13.73		$10.04		$10.28		$9.36		$9.06	$10.46

Total return	37.10	%(b)	3.53	%(c)	13.56	%(c)	8.35	%(c)	(12.35)%	6.48%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,201,992		$1,245,471		$1,162,122		$1,212,973		$1,836,962	$3,102,626
Net expenses	1.48	%(d)(e)	1.47	%(f)(g)	1.45	%(f)	1.45	%(f)	1.45%	1.50	%(e)(h)
Gross expenses	1.48	%(d)(e)	1.51	%(g)	1.54%		1.53%		1.45%	1.50	%(e)(h)
Net investment income (loss)	(0.97	)%(d)	(1.38)%		(0.80)%		0.77%		0.49%	(0.34)%
Portfolio turnover rate(i)	—%		—%		—%		—%		—%	—%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.45%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.48%.
(h)	Includes fee/expense recovery of 0.01%.
(i)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to consolidated financial statements.

|  34

Notes to Consolidated Financial Statements

June 30, 2022 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

AlphaSimplex Global Alternatives Fund (the “Global Alternatives Fund”)

AlphaSimplex Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C, Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

The Funds invest in commodity-related instruments through AlphaSimplex Global Alternatives Cayman Fund Ltd. and AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., wholly-owned subsidiaries (individually, a “Subsidiary” and collectively, the “Subsidiaries”) of Global Alternatives Fund and Managed Futures Strategy Fund, respectively, organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Funds and their respective Subsidiaries with the intent that each Fund will remain the sole shareholder and primary beneficiary of its respective Subsidiary. Each Fund may invest up to 25% of its total assets in its respective Subsidiary. The Subsidiaries are governed by a separate Board of Directors that is independent of the Funds’ Board of Trustees.

As of June 30, 2022, the value of each Fund’s investment in its respective Subsidiary was as follows:

Fund	Investment in Subsidiary	Percentage of Net Assets
Global Alternatives Fund	$3,193,505	1.36%
Managed Futures Strategy Fund	67,783,165	2.44%

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Consolidation.  The accompanying financial statements present the consolidated accounts of the Funds and their respective Subsidiaries. All interfund accounts and transactions have been eliminated in consolidation.

b.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other

35  |

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Equity basket total return swaps are valued based on the value of the underlying listed equity securities as reported by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2022, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

	Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
Global Alternatives Fund	$8,222,390	$142,105	0.06%
Managed Futures Strategy Fund	216,616,458	3,770,640	0.14%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

c.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

|  36

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Consolidated Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Consolidated Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

e.  Forward Foreign Currency Contracts.  A Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Consolidated Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When a Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Funds may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

f.  Futures Contracts.  A Fund and the Subsidiaries may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund or a Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Gross unrealized appreciation (depreciation) on futures contracts is recorded in the Consolidated Statements of Assets and Liabilities as an asset (liability). The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Consolidated Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund or a Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s or a Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds and the Subsidiaries are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

g.  Swap Agreements.  Global Alternatives Fund may enter into equity basket total return swap agreements. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for, typically, fixed or floating interest payments. When a Fund pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Fund receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may receive the change in value in addition to the interest payment. The Fund receives net interest or pays net total return depending on whether the values of the

37  |

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

underlying assets decrease or increase. Dividends declared on short reference entity common stocks are accrued and paid to the counterparty. Equity basket total return swap agreements typically reset on a monthly basis.

The notional amounts of equity basket total return swap agreements are not recorded in the financial statements. Equity basket total return swap agreements are valued daily, and fluctuations in value are recorded as change in unrealized appreciation (depreciation) on swap agreements in the Consolidated Statement of Operations. Fees are accrued in accordance with the terms of the agreement and are included in due to/from brokers on the Consolidated Statement of Assets and Liabilities. Payments made or received by the Fund as a result of a reset or termination of the agreement are recorded as realized gain or loss on the Consolidated Statement of Operations.

Equity basket total return swap agreements are privately negotiated in the over-the-counter market and are entered into as bilateral contracts. Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. Bilateral swap agreements may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. The Fund covers its net obligations under outstanding equity basket total return swap agreements by segregating or earmarking cash or securities. Swap agreements outstanding at the end of the period, if any, are listed in the Fund’s Portfolio of Investments.

h.  Due to/from Brokers.  Transactions and positions in certain futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds or the Subsidiaries and the various broker/dealers. The due from brokers’ balances in the Consolidated Statements of Assets and Liabilities for the Funds represent cash and foreign currency on deposit with brokers for open futures contracts and cash pledged as collateral for forward foreign currency contracts and swap agreements (including accrued interest receivable on equity basket total return swap agreements and net dividends payable on short reference entity common stocks). The due to brokers’ balances in the Consolidated Statements of Asset and Liabilities for Managed Futures Strategy Fund represents net cash and foreign currency debit balances related to futures contracts. In certain circumstances the Funds’ or Subsidiaries’ use of cash, and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

i.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2022 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Consolidated Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Consolidated Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Consolidated Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Consolidated Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Consolidated Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Consolidated Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as capital gain and return of capital distributions received, foreign currency gains and losses, partnership basis adjustments, deferred Trustees’ fees, futures commissions adjustment, net operating losses, forward foreign currency contract mark-to-market, swap adjustments, passive foreign investment company adjustments, and Cayman blocker adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Consolidated Statements of Assets and

|  38

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, partnership basis adjustments, wash sales, forward foreign currency contract mark-to-market, passive foreign investment company adjustments, capital gain and return of capital distributions received, futures commissions adjustment and Cayman blocker adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2021 was as follows:

	2021 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Global Alternatives Fund	$—	$—	$—
Managed Futures Strategy Fund	88,218,493	—	88,218,493

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Consolidated Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2021, capital loss carryforwards were as follows:

	Global Alternatives Fund	Managed Futures Strategy Fund
Capital loss carryforward:
Short-term:
No expiration date	$(26,985,191)	$(64,228,879)
Long-term
No expiration date	—	(41,452,998)

Total capital loss carryforward	$(26,985,191)	$(105,681,877)

As of June 30, 2022, the tax cost of investments (including derivatives) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Global Alternatives Fund	Managed Futures Strategy Fund
Federal tax cost	$223,108,375	$2,661,145,463

Gross tax appreciation	$3,161,133	$111,221,356
Gross tax depreciation	(10,359,516)	(65,284,153)

Net tax appreciation (depreciation)	$(7,198,383)	$45,937,203

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

k.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2022, each Fund, as applicable, had investments in repurchase agreements for which the value of

39  |

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Consolidated Statements of Assets and Liabilities for financial reporting purposes.

l.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022, at value:

Global Alternatives Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$38,402,581	$—	$—	$38,402,581
Closed-End Investment Companies	285,010	—	—	285,010
Short-Term Investments(a)	—	180,906,349	—	180,906,349
Forward Foreign Currency Contracts (unrealized appreciation)	—	261,433	—	261,433
Futures Contracts (unrealized appreciation)	1,454,877	64,426	—	1,519,303

Total	$40,142,468	$181,232,208	$—	$221,374,676

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Equity Basket Total Return Swap	$— (b)	$—	$—	$—
Forward Foreign Currency Contracts (unrealized depreciation)	—	(183,358)	—	(183,358)
Futures Contracts (unrealized depreciation)	(5,203,647)	(77,679)	—	(5,281,326)

Total	$(5,203,647)	$(261,037)	$—	$(5,464,684)

(a)	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.
(b)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Portfolio of Investments.

Managed Futures Strategy Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments(a)	$—	$2,659,257,001	$—	$2,659,257,001
Forward Foreign Currency Contracts (unrealized appreciation)	—	25,427,295	—	25,427,295
Futures Contracts (unrealized appreciation)	82,321,182	3,446,854	—	85,768,036

Total	$82,321,182	$2,688,131,150	$—	$2,770,452,332

|  40

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(12,851,675)	$—	$(12,851,675)
Futures Contracts (unrealized depreciation)	(50,194,205)	(323,786)	—	(50,517,991)

Total	$(50,194,205)	$(13,175,461)	$—	$(63,369,666)

(a)	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts and swap agreements.

Global Alternatives Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. The Fund may also use various strategies commonly used by hedge funds that seek to profit from underlying risk factors, such as merger arbitrage. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments and equity basket total return swap agreements. During the six months ended June 30, 2022, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, short-term interest rates, and commodities (through investments in the Subsidiary), and short contracts on equity basket total return swaps in accordance with these objectives.

Managed Futures Strategy Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the six months ended June 30, 2022, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, short-term interest rates, foreign currencies, and commodities (through investments in the Subsidiary) to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for Global Alternatives Fund as of June 30, 2022, as reflected within the Consolidated Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$261,433	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$381,214
Foreign exchange contracts	—	284,443
Commodity contracts	—	621,049
Equity contracts	—	232,597

Total exchange-traded asset derivatives	$—	$1,519,303

Total asset derivatives	$261,433	$1,519,303

41  |

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(183,358)	$—	$—
Equity contracts	—	—	(26,520,792)

Total over-the counter liability derivatives	$(183,358)	$—	$(26,520,792)

Exchange-traded liability derivatives
Interest rate contracts	$—	$(794,055)	$—
Foreign exchange contracts	—	(52,642)	—
Commodity contracts	—	(1,466,973)	—
Equity contracts	—	(2,967,656)	—

Total exchange-traded liability derivatives	$—	$(5,281,326)	$—

Total liability derivatives	$(183,358)	$(5,281,326)	$(26,520,792)

[1]	Represents swap agreements, at value. Market value of swap agreements is reported in the Consolidated Portfolio of Investments.

Transactions in derivative instruments for Global Alternatives Fund during the six months ended June 30, 2022, as reflected within the Consolidated Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Forward foreign currency transactions	Swap agreements
Interest rate contracts	$4,256,299	$—	$—
Foreign exchange contracts	3,916,829	593,561	—
Commodity contracts	10,436,611	—	—
Equity contracts	(18,478,497)	—	8,734,217

Total	$131,242	$593,561	$8,734,217

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Forward foreign currency transactions
Interest rate contracts	$80,777	$—
Foreign exchange contracts	(952,840)	(260,318)
Commodity contracts	(1,939,383)	—
Equity contracts	(4,747,701)	—

Total	$(7,559,147)	$(260,318)

|  42

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

The following is a summary of derivative instruments for Managed Futures Strategy Fund as of June 30, 2022, as reflected within the Consolidated Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$25,427,295	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$30,795,420
Foreign exchange contracts	—	22,439,427
Commodity contracts	—	20,363,191
Equity contracts	—	12,169,998

Total exchange-traded asset derivatives	$—	$85,768,036

Total asset derivatives	$25,427,295	$85,768,036

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(12,851,675)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(4,253,396)
Commodity contracts	—	(45,940,809)
Equity contracts	—	(323,786)

Total exchange-traded liability derivatives	$—	$(50,517,991)

Total liability derivatives	$(12,851,675)	$(50,517,991)

Transactions in derivative instruments for Managed Futures Strategy Fund during the six months ended June 30, 2022, as reflected within the Consolidated Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Forward foreign currency transactions
Interest rate contracts	$364,525,104	$—
Foreign exchange contracts	53,243,616	(15,005,207)
Commodity contracts	223,878,674	—
Equity contracts	(40,285,351)	—

Total	$601,362,043	$(15,005,207)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Forward foreign currency transactions
Interest rate contracts	$31,983,221	$—
Foreign exchange contracts	32,866,890	24,342,744
Commodity contracts	(36,606,246)	—
Equity contracts	(7,141,073)	—

Total	$21,102,792	$24,342,744

43  |

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2022:

Global Alternatives Fund	Forwards	Futures	Total Return Swaps
Average Notional Amount Outstanding	34.64%	227.32%	15.31%
Highest Notional Amount Outstanding	67.47%	317.79%	17.17%
Lowest Notional Amount Outstanding	9.14%	158.95%	11.31%
Notional Amount Outstanding as of June 30, 2022	9.14%	158.95%	11.31%

Managed Futures Strategy Fund	Forwards	Futures
Average Notional Amount Outstanding	49.66%	291.50%
Highest Notional Amount Outstanding	143.32%	644.54%
Lowest Notional Amount Outstanding	55.37%	362.83%
Notional Amount Outstanding as of June 30, 2022	63.51%	362.83%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Consolidated Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Consolidated Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Consolidated Statements of Assets and Liabilities.

As of June 30, 2022, gross amounts of over-the-counter derivative assets and liabilities not offset in the Consolidated Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Alternatives Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$261,433	$(183,358)	$78,075	$—	$78,075

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(183,358)	$183,358	$—	$—	$—

Managed Futures Strategy Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$25,427,295	$(12,851,675)	$12,575,620	$—	$12,575,620

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(12,851,675)	$12,851,675	$—	$—	$—

|  44

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

The Funds are required to pledge an independent amount of collateral to the counterparty for open forward foreign currency contracts. In addition to the independent amount, the amount of collateral pledged to the counterparty is subsequently increased (for losses) or decreased (for gains) based on the change in value of the contracts, as calculated by the counterparty under the terms of the Funds’ ISDA agreements. As of June 30, 2022, amounts pledged to the counterparty (which may exceed the amounts shown in the table above) are as follows:

	Independent Amount of Collateral	Increase (Decrease) For Change in Value	Required Collateral	Collateral Pledged	Excess/ (Shortfall)
Global Alternatives Fund	$558,908	$(82,121)	$476,787	$500,000	$23,213
Managed Futures Strategy Fund	56,072,491	(12,737,933)	43,334,558	41,404,222	(1,930,336)

Amounts in excess or short of the required collateral amount are received or paid by the Funds on the next business day, subject to collateral thresholds and minimum transfer requirements. The ISDA agreements include a tri-party control agreement under which collateral pledged from the Fund to the broker is held for the benefit of the broker, as secured party, at a third party custodian, State Street Bank and Trust Company (“State Street Bank”). Collateral pledged to the broker is reflected in “due from brokers” on the Consolidated Statements of Assets and Liabilities.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Consolidated Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2022:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Alternatives Fund
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$261,433	$78,075
Collateral pledged to UBS AG	500,000	500,000
Collateral pledged to Morgan Stanley	3,163,401	3,163,401

Total over-the-counter counterparty credit risk	3,924,834	3,741,476

Exchange-traded counterparty credit risk
Futures contracts	1,519,303	1,519,303
Margin with brokers	13,703,522	13,703,522

Total exchange-traded counterparty credit risk	15,222,825	15,222,825

Total counterparty credit risk	$19,147,659	$18,964,301

45  |

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Managed Futures Strategy Fund
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$25,427,295	$12,575,620
Collateral pledged to UBS AG	41,404,222	41,404,222

Total over-the-counter counterparty credit risk	66,831,517	53,979,842

Exchange-traded counterparty credit risk
Futures contracts	85,768,036	85,768,036
Margin with brokers	190,165,713	190,165,713

Total exchange-traded counterparty credit risk	275,933,749	275,933,749

Total counterparty credit risk	$342,765,266	$329,913,591

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Global Alternatives Fund	$35,013,168	$61,786,628

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AlphaSimplex Group, LLC (“AlphaSimplex”), which is a subsidiary of Natixis Investment Managers, LLC, serves as investment adviser to the Funds. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets.

Global Alternatives Fund pays a management fee at an annual rate of 1.10% on the first $2 billion of the Fund’s average daily net assets (including the net asset value of the Subsidiary), and 1.05% thereafter, calculated daily and payable monthly, less the management fees paid by the Subsidiary.

Managed Futures Strategy Fund pays a management fee at an annual rate of 1.25% on the first $2.5 billion of the Fund’s average daily net assets (including the net asset value of the Subsidiary), and 1.20% thereafter, calculated daily and payable monthly, less the management fees paid by the Subsidiary.

AlphaSimplex also serves as investment adviser to AlphaSimplex Global Alternatives Cayman Fund Ltd. and AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., which pay AlphaSimplex a management fee at the annual rate of 1.10% and 1.25%, respectively, of its average daily net assets.

AlphaSimplex has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including expenses of each Subsidiary, if applicable, to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short (Global Alternatives Fund only), taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Consolidated Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Consolidated Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2022, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Global Alternatives Fund	1.49%	2.24%	1.19%	1.24%
Managed Futures Strategy Fund	1.70%	2.45%	1.40%	1.45%

AlphaSimplex shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current

|  46

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2022, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Global Alternatives Fund	$1,595,973	$172,163	$1,423,810	1.10%	0.98%
Managed Futures Strategy Fund	12,753,879	—	12,753,879	1.25%	1.25%

[1]	Management fee waivers are subject to possible recovery until December 31, 2023.

For the six months ended June 30, 2022, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Total
Managed Futures Strategy Fund	$371	$105	$—	$10,380	$10,856

[1]	Expense reimbursement is subject to possible recovery until December 31, 2023.

No expenses were recovered for either Fund during the six months ended June 30, 2022 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2022, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Global Alternatives Fund	$19,822	$3,591	$10,773
Managed Futures Strategy Fund	92,791	26,246	78,737

c.  Administrative Fees.  Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

47  |

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

For the six months ended June 30, 2022, the administrative fees paid to Natixis Advisors for each Fund were as follows (exclusive of sub-administrative fees paid to State Street Bank by the Subsidiaries):

Fund	Administrative Fees
Global Alternatives Fund	$64,124
Managed Futures Strategy Fund	454,117

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2022, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Consolidated Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Alternatives Fund	$79,234
Managed Futures Strategy Fund	705,412

As of June 30, 2022, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Consolidated Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Alternatives Fund	$1,631
Managed Futures Strategy Fund	19,787

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2022 were as follows:

Fund	Commissions
Global Alternatives Fund	$404
Managed Futures Strategy Fund	21,289

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

|  48

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Consolidated Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Consolidated Statements of Assets and Liabilities.

For the six months ended June 30, 2022, net depreciation in the value of participants’ deferral accounts are reflected on the Consolidated Statements of Operations as a reduction to expenses, as follows:

Fund	Amount
Global Alternatives Fund	$(43,963)
Managed Futures Strategy Fund	(36,904)

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Global Alternatives Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2023 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2022, Natixis Advisors reimbursed the Fund $893 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended June 30, 2022, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Global Alternatives Fund	$5,496	$1,003	$893	$87,716
Managed Futures Strategy Fund	38,212	10,910	1,594	863,591

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Consolidated Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Consolidated Statements of Assets and Liabilities.

For the six months ended June 30, 2022, neither Fund had borrowings under this agreement.

9.  Risk.  Each Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

The Funds’ investments in commodity-related instruments may subject the Funds to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and

49  |

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

10.  Interest Expense.  The Funds may incur interest expense on net cash and foreign currency debit balances, if any, for accounts held at brokers. Interest expense incurred for the six months ended June 30, 2022 is reflected on the Consolidated Statements of Operations.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2022, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non- Affiliated Account Holders	Total Percentage of Ownership
Global Alternatives Fund	2	22.92	%(a)
Managed Futures Strategy Fund	1	6.09	%(a)

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

(a)

Certain Fund shareholders are invested in the Fund as a result of the Fund’s inclusion in an investment portfolio model, utilized by certain third party intermediaries, developed by an affiliate of the Fund (AlphaSimplex). Without this model or as a result of changes in this model, these shareholder positions in the Fund may not exist or could change in a material amount. AlphaSimplex has no involvement in the decisions to invest in the models provided.

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Global Alternatives Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	179,168	$1,899,465	459,499	$4,938,680
Redeemed	(357,127)	(3,760,528)	(355,085)	(3,811,424)

Net change	(177,959)	$(1,861,063)	104,414	$1,127,256

Class C
Issued from the sale of shares	7,399	$73,988	28,713	$288,346
Redeemed	(33,486)	(330,301)	(224,383)	(2,259,493)

Net change	(26,087)	$(256,313)	(195,670)	$(1,971,147)

Class N
Issued from the sale of shares	3,821,864	$41,693,464	8,628	$94,221
Redeemed	(219,632)	(2,359,768)	(7,764)	(84,245)

Net change	3,602,232	$39,333,696	864	$9,976

Class Y
Issued from the sale of shares	3,272,743	$35,650,564	9,216,999	$100,270,504
Redeemed	(15,874,055)	(171,450,388)	(26,242,761)	(287,571,015)

Net change	(12,601,312)	$(135,799,824)	(17,025,762)	$(187,300,511)

Decrease from capital share transactions	(9,203,126)	$(98,583,504)	(17,116,154)	$(188,134,426)

|  50

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	7,798,254	$103,042,280	1,542,465	$16,496,076
Issued in connection with the reinvestment of distributions	11,953	144,159	244,668	2,454,017
Redeemed	(2,453,752)	(30,635,893)	(13,377,468)	(139,593,521)

Net change	5,356,455	$72,550,546	(11,590,335)	$(120,643,428)

Class C
Issued from the sale of shares	391,924	$4,662,402	322,670	$3,275,655
Issued in connection with the reinvestment of distributions	4,826	54,775	89,455	847,142
Redeemed	(217,065)	(2,493,159)	(612,785)	(6,248,949)

Net change	179,685	$2,224,018	(200,660)	$(2,126,152)

Class N
Issued from the sale of shares	14,218,769	$181,160,745	7,813,512	$84,071,121
Issued in connection with the reinvestment of distributions	18,720	228,755	423,441	4,302,164
Redeemed	(3,726,775)	(47,309,596)	(2,485,684)	(26,772,732)

Net change	10,510,714	$134,079,904	5,751,269	$61,600,553

Class Y
Issued from the sale of shares	85,882,452	$1,080,232,885	44,142,151	$479,627,227
Issued in connection with the reinvestment of distributions	240,747	2,934,710	4,820,549	48,880,364
Redeemed	(49,733,103)	(634,618,835)	(38,028,977)	(409,486,888)

Net change	36,390,096	$448,548,760	10,933,723	$119,020,703

Increase from capital share transactions	52,436,950	$657,403,228	4,893,997	$57,851,676

51  |

Semiannual Report

June 30, 2022

Loomis Sayles High Income Fund

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Strategic Alpha Fund

Loomis Sayles Strategic Income Fund

LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A NEFHX

Brian P. Kennedy	Class C NEHCX

Elaine M. Stokes	Class N LSHNX

Todd P. Vandam, CFA®	Class Y NEHYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

Average Annual Total Returns — June 30, 20223

						Expense Ratios[4]

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y
NAV	-16.57%	-16.68%	0.78%	3.68%	—%	0.95%	0.76%

Class A
NAV	-16.63	-16.85	0.52	3.40	—	1.20	1.01
With 4.25% Maximum Sales Charge	-20.17	-20.46	-0.34	2.95	—

Class C
NAV	-17.11	-17.65	-0.26	2.77	—	1.95	1.76
With CDSC[1]	-17.92	-18.44	-0.26	2.77	—

Class N (Inception 11/30/16)
NAV	-16.51	-16.60	0.87	—	1.95	0.87	0.71

Comparative Performance
Bloomberg U.S. Corporate High-Yield Bond Index[2]	-14.19	-12.81	2.10	4.47	3.09

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Class C shares performance assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

Bloomberg U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below, excluding emerging market debt. Bloomberg U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg U.S. Universal and Global High-Yield Indices.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

1  |

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A	LIGRX

Brian P. Kennedy	Class C	LGBCX

Elaine M. Stokes	Class N	LGBNX

Loomis, Sayles & Company, L.P.	Class Y	LSIIX

	Admin Class	LIGAX

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — June 30, 20224

						Expense Ratios[5]

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y
NAV	-10.08%	-10.04%	2.19%	2.93%	—%	0.54%	0.50%

Class A
NAV	-10.19	-10.20	1.94	2.67	—	0.79	0.75
With 4.25% Maximum Sales Charge	-14.02	-14.00	1.05	2.22	—

Class C
NAV	-10.56	-10.92	1.17	2.05	—	1.54	1.50
With CDSC[1]	-11.45	-11.78	1.17	2.05	—

Class N (Inception 2/1/13)
NAV	-10.06	-9.92	2.25	—	2.43	0.47	0.45

Admin Class
NAV	-10.25	-10.45	1.71	2.43	—	1.04	1.00

Comparative Performance
Bloomberg U.S. Government/Credit Bond Index[2]	-11.05	-10.85	1.05	1.67	1.64
Bloomberg U.S. Aggregate Bond Index[3]	-10.35	-10.29	0.88	1.54	1.53

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

Bloomberg U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index. The U.S. Government/Credit Bond Index includes investment grade, US dollar denominated, fixed rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the Bloomberg U.S. Aggregate Index.

3

Bloomberg U.S. Aggregate Bond Index is a broad based index that covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

LOOMIS SAYLES STRATEGIC ALPHA FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A LABAX

Brian P. Kennedy	Class C LABCX

Elaine M. Stokes	Class N LASNX

Todd P. Vandam, CFA®	Class Y LASYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital. The secondary goal of the Fund is to achieve these returns with relatively low volatility.

Average Annual Total Returns — June 30, 20223

						Expense Ratios[4]

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y
NAV	-9.39%	-9.87%	1.53%	2.36%	—%	0.72%	0.72%

Class A
NAV	-9.48	-10.07	1.29	2.11	—	0.97	0.97
With 4.25% Maximum Sales Charge	-13.33	-13.91	0.41	1.66	—

Class C
NAV	-9.84	-10.72	0.52	1.51	—	1.73	1.73
With CDSC[1]	-10.73	-11.60	0.52	1.51	—

Class N (Inception 5/1/17)
NAV	-9.35	-9.72	1.61	—	1.54	0.67	0.67

Comparative Performance
ICE BofA U.S. 3-Month Treasury Bill Index[2]	0.14	0.17	1.11	0.64	1.10
ICE BofA U.S. 3-Month Treasury Bill Index +300 basis points[2]	1.63	3.17	3.62	4.11	3.55
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

Effective May 1, 2022, the ICE BofA U.S. 3-Month Treasury Bill Index replaced the 3-Month LIBOR as the Fund’s primary benchmark and the ICE BofA U.S. 3-Month Treasury Bill Index +300 basis points was added as the Fund’s secondary benchmark. The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. The Fund believes, given the discontinuation of LIBOR, it is appropriate and necessary to transition to new benchmarks for the Fund.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3  |

LOOMIS SAYLES STRATEGIC INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A	NEFZX

Daniel J. Fuss, CFA®, CIC*	Class C	NECZX

Brian P. Kennedy	Class N	NEZNX

Elaine M. Stokes	Class Y	NEZYX

Loomis, Sayles & Company, L.P.	Admin Class	NEZAX

Investment Goal

The Fund seeks high current income with a secondary objective of capital growth.

Average Annual Total Returns — June 30, 20224

						Expense Ratios[5]

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y
NAV	-13.47%	-13.02%	0.03%	3.03%	—%	0.72%	0.70%

Class A
NAV	-13.63	-13.23	-0.23	2.76	—	0.97	0.95
With 4.25% Maximum Sales Charge	-17.30	-16.95	-1.09	2.32	—

Class C
NAV	-13.94	-13.90	-0.97	2.14	—	1.72	1.70
With CDSC[1]	-14.79	-14.74	-0.97	2.14	—

Class N (Inception 2/1/13)
NAV	-13.44	-12.97	0.11	—	2.26	0.65	0.65

Admin Class
NAV	-13.71	-13.43	-0.45	2.52	—	1.22	1.20

Comparative Performance
Bloomberg U.S. Aggregate Bond Index[2]	-10.35	-10.29	0.88	1.54	1.53
Bloomberg U.S. Universal Bond Index[3]	-10.93	-10.89	0.94	1.83	1.73

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

Bloomberg U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3

Bloomberg U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Bond Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2022 through June 30, 2022. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$833.70	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01
Class C
Actual	$1,000.00	$828.90	$7.94
Hypothetical (5% return before expenses)	$1,000.00	$1,016.12	$8.75
Class N
Actual	$1,000.00	$834.90	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51
Class Y
Actual	$1,000.00	$834.30	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.00%, 1.75%, 0.70% and 0.75% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES INVESTMENT GRADE BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$898.10	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class C
Actual	$1,000.00	$894.40	$7.05
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50
Class N
Actual	$1,000.00	$899.40	$2.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26
Class Y
Actual	$1,000.00	$899.20	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51
Admin Class
Actual	$1,000.00	$897.50	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.75%, 1.50%, 0.45%, 0.50% and 1.00% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES STRATEGIC ALPHA FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$905.20	$4.68
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96
Class C
Actual	$1,000.00	$901.60	$8.20
Hypothetical (5% return before expenses)	$1,000.00	$1,016.17	$8.70
Class N
Actual	$1,000.00	$906.50	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.41
Class Y
Actual	$1,000.00	$906.10	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.71

*

Expenses are equal to the Fund’s annualized expense ratio: 0.99%, 1.74%, 0.68% and 0.74% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

7  |

LOOMIS SAYLES STRATEGIC INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$863.70	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76
Class C
Actual	$1,000.00	$860.60	$7.84
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
Class N
Actual	$1,000.00	$865.60	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.16
Class Y
Actual	$1,000.00	$865.30	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51
Admin Class
Actual	$1,000.00	$862.90	$5.54
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.95%, 1.70%, 0.63%, 0.70% and 1.20% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser , including how profitability is determined for the Funds, and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, third-party performance rankings for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2022. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as new rules relating to the fair valuation of investments and the use of derivatives.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

9  |

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund and Loomis Sayles Strategic Income Fund over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2021, each Fund’s one-, three- and five-year performance stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles High Income Fund	92%	65%	56%
Loomis Sayles Investment Grade Bond Fund	21%	15%	6%
Loomis Sayles Strategic Alpha Fund	59%	40%	49%
Loomis Sayles Strategic Income Fund	24%	72%	78%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s shorter-term performance has been strong relative to its category; (3) that the Fund had outperformed its relevant performance benchmark for the one-year period ended December 31, 2021; and (4) that the Fund’s long-term (10-year) performance was stronger relative to its category. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for certain Funds under their expense limitation agreements. The Trustees also considered that the current expenses for Loomis Sayles Strategic Alpha Fund were below the Fund’s expense limitation. They further noted that management had proposed to reduce the expense cap for Loomis Sayles Investment Grade Bond Fund and Loomis Sayles Strategic Income Fund on all share classes, effective as of July 1, 2022.

The Trustees noted that each of Loomis Sayles Investment Grade Bond Fund, Loomis Sayles High Income Fund, and Loomis Sayles Strategic Income Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees

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considered the factors that management believed justified such relatively higher advisory fee rate, including that: (1) the advisory fee was only one basis point higher than the median of a peer group of funds for the Loomis Sayles Investment Grade Bond Fund; (2) the advisory fee was only two basis points higher than the median of a peer group of funds for each of the Loomis Sayles High Income Fund and Loomis Sayles Strategic Income Fund and; (3) management had proposed to reduce the expense limitation of the Loomis Sayles Investment Grade Bond Fund and to further reduce the expense limitation of the Loomis Sayles Strategic Income Fund, which had also been reduced last year.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser and its affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that each of Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund, and Loomis Sayles Strategic Income Fund has breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitation for Loomis Sayles Investment Grade Bond Fund and Loomis Sayles Strategic Income Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, as well as more recent market volatility, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2023.

11  |

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2021 and ending December 31, 2021

(including updates through June 30, 2022)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund and Loomis Sayles Strategic Income Fund have established an HLIM.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

During the period January 1, 2022 through June 30, 2022, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

|  12

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 90.2% of Net Assets
Non-Convertible Bonds — 85.4%
	ABS Home Equity — 0.1%
$111,478	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.660%, 2.272%, 9/19/2045(a)	$75,341
100,000	VOLT XCVI LLC, Series 2021-NPL5, Class A2, 4.826%, 3/27/2051, 144A(b)	94,618

		169,959

	Aerospace & Defense — 2.3%
100,000	Bombardier, Inc., 6.000%, 2/15/2028, 144A	74,940
850,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	700,808
95,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	91,913
140,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	132,619
263,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A(c)(d)	266,432
60,000	Moog, Inc., 4.250%, 12/15/2027, 144A	51,989
615,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	454,054
190,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	176,462
235,000	TransDigm, Inc., 4.625%, 1/15/2029	189,180
460,000	TransDigm, Inc., 4.875%, 5/01/2029	374,458
100,000	TransDigm, Inc., 5.500%, 11/15/2027	84,838
130,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	125,288

		2,722,981

	Airlines — 1.3%
1,810,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	1,545,306

	Automotive — 2.2%
75,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	71,614
710,000	Ford Motor Co., 3.250%, 2/12/2032	531,009
70,000	Ford Motor Co., 4.750%, 1/15/2043	49,863
560,000	Ford Motor Co., 9.000%, 4/22/2025	600,533
820,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	736,278
275,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	245,919
55,000	Goodyear Tire & Rubber Co. (The), 5.000%, 7/15/2029	45,548
300,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028	225,224
40,000	Meritor, Inc., 4.500%, 12/15/2028, 144A	38,513
65,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	49,295
40,000	Tenneco, Inc., 7.875%, 1/15/2029, 144A	38,657
85,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	60,018

		2,692,471

	Banking — 1.2%
410,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	298,441
600,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	515,967
800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	646,547

		1,460,955

	Brokerage — 0.2%
60,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	33,696
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028, 144A	164,500

		198,196

	Building Materials — 2.2%
90,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	68,505
	Building Materials — continued
$265,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	$224,574
1,060,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	795,000
285,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	244,008
205,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	131,701
50,000	CP Atlas Buyer, Inc., 7.000%, 12/01/2028, 144A	36,109
375,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	274,688
120,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	102,000
235,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	151,296
130,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030, 144A	104,619
250,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	155,802
125,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	93,029
105,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	82,819
45,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	39,263
165,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	100,650

		2,604,063

	Cable Satellite — 9.0%
410,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	330,394
80,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	67,600
550,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	451,654
610,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	471,225
305,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	253,235
75,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	60,728
1,355,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	1,158,864
600,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	491,280
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028, 144A	189,153
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	58,543
205,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	184,219
435,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	335,450
2,920,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	1,952,721
555,000	CSC Holdings LLC, 4.625%, 12/01/2030	371,151
205,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	138,178
250,000	CSC Holdings LLC, 5.750%, 1/15/2030	181,883
730,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	622,741
925,000	DISH DBS Corp., 5.125%, 6/01/2029	562,067
150,000	DISH DBS Corp., 7.375%, 7/01/2028	102,030
980,000	DISH DBS Corp., 7.750%, 7/01/2026	763,910
305,694	Ligado Networks LLC, 15.500% PIK, 11/01/2023, 144A(e)	165,839
100,350	Ligado Networks LLC, 17.500% PIK, 5/01/2024, 144A(e)	29,785
300,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	231,862
400,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	347,592
125,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	78,991
310,000	UPC Broadband Finco B.V., 4.875%, 7/15/2031, 144A	252,650
110,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	75,770

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Cable Satellite — continued
$445,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	$397,852
565,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027, 144A	500,025

		10,827,392

	Chemicals — 1.1%
150,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028, 144A	119,684
55,000	Chemours Co. (The), 5.375%, 5/15/2027	48,392
150,000	Consolidated Energy Finance S.A., 5.625%, 10/15/2028, 144A	120,669
150,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	138,216
330,000	Hercules LLC, 6.500%, 6/30/2029	321,338
80,000	Methanex Corp., 5.125%, 10/15/2027	70,600
20,000	Methanex Corp., 5.250%, 12/15/2029	16,908
65,000	Olin Corp., 5.125%, 9/15/2027	59,747
465,000	Olympus Water U.S. Holding Corp., 4.250%, 10/01/2028, 144A	364,211

		1,259,765

	Construction Machinery — 0.1%
125,000	Titan International, Inc., 7.000%, 4/30/2028	117,425

	Consumer Cyclical Services — 3.2%
640,000	ADT Security Corp. (The), 4.125%, 8/01/2029, 144A	519,402
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.000%, 6/01/2029, 144A	145,234
95,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	72,333
35,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	28,546
45,000	Match Group Holdings II LLC, 3.625%, 10/01/2031, 144A	35,437
125,000	Match Group Holdings II LLC, 5.000%, 12/15/2027, 144A	115,872
440,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 4/15/2030, 144A	325,600
330,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	250,246
240,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	267,600
1,560,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	1,283,100
760,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	702,878
115,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	111,410
30,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	29,865

		3,887,523

	Consumer Products — 0.6%
145,000	Coty, Inc., 5.000%, 4/15/2026, 144A	132,856
20,000	Coty, Inc., 6.500%, 4/15/2026, 144A	18,439
305,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	261,791
250,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	191,932
135,000	Tempur Sealy International, Inc., 3.875%, 10/15/2031, 144A	101,250

		706,268

	Diversified Manufacturing — 0.3%
120,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	91,958
120,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	93,652
200,000	TK Elevator U.S. Newco, Inc., 5.250%, 7/15/2027, 144A	178,313

		363,923

	Electric — 1.1%
1,060,000	Calpine Corp., 5.125%, 3/15/2028, 144A	933,118
315,000	NRG Energy, Inc., 3.625%, 2/15/2031, 144A	246,957
40,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	31,771
140,000	PG&E Corp., 5.000%, 7/01/2028	118,143
25,000	PG&E Corp., 5.250%, 7/01/2030	20,567

		1,350,556

	Environmental — 0.2%
$315,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	$259,875

	Finance Companies — 4.7%
455,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	341,250
105,000	Fortress Transportation & Infrastructure Investors LLC, 5.500%, 5/01/2028, 144A	86,669
295,000	Freedom Mortgage Corp., 7.625%, 5/01/2026, 144A	230,084
150,000	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(f)	113,625
115,000	LFS Topco LLC, 5.875%, 10/15/2026, 144A	90,850
655,000	Navient Corp., 4.875%, 3/15/2028	511,719
170,000	Navient Corp., 5.000%, 3/15/2027	139,830
840,000	Navient Corp., 5.500%, 3/15/2029	647,565
95,000	Navient Corp., 6.750%, 6/25/2025	85,713
385,000	OneMain Finance Corp., 3.500%, 1/15/2027	308,000
800,000	OneMain Finance Corp., 7.125%, 3/15/2026	739,384
220,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/01/2027, 144A	210,650
275,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	247,500
285,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	235,527
25,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	19,658
380,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	298,802
905,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	678,107
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	706,450

		5,691,383

	Financial Other — 1.9%
210,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	67,603
200,000	CFLD Cayman Investment Ltd., 6.900%, 1/13/2023(c)(d)(g)	17,088
200,000	CFLD Cayman Investment Ltd., 8.600%, 4/08/2024(g)	17,720
200,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(c)(d)(g)	19,052
200,000	China Evergrande Group, 8.750%, 6/28/2025(g)	16,456
200,000	Easy Tactic Ltd., 8.125%, 2/27/2023	44,466
220,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(c)(d)(g)	18,612
85,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	68,694
1,535,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,359,764
200,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(g)	27,500
200,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(g)	27,082
400,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(g)	54,496
335,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	256,510
120,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	104,093
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(c)(d)	22,064
200,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(g)	29,486
200,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(g)	30,394
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(c)(d)	28,970
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(c)(d)(g)	26,000
400,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(c)(d)(g)	26,804
200,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(c)(d)(g)	13,428

		2,276,282

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Food & Beverage — 1.8%
$65,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	$58,904
165,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	143,962
40,000	Darling Ingredients, Inc., 6.000%, 6/15/2030, 144A	39,866
305,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	234,170
140,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	116,900
230,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	212,921
370,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	302,604
645,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	544,232
125,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	121,094
105,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	88,767
120,000	TreeHouse Foods, Inc., 4.000%, 9/01/2028	97,769
205,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	179,209

		2,140,398

	Gaming — 3.5%
520,000	Boyd Gaming Corp., 4.750%, 12/01/2027	470,600
165,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	139,428
220,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	212,021
400,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	240,214
200,000	MGM China Holdings Ltd., 4.750%, 2/01/2027, 144A	141,320
225,000	MGM Resorts International, 5.500%, 4/15/2027	201,941
60,000	Mohegan Gaming & Entertainment, 8.000%, 2/01/2026, 144A	51,000
200,000	Sands China Ltd., 3.100%, 3/08/2029, 144A	141,500
605,000	Sands China Ltd., 4.875%, 6/18/2030	442,074
575,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	539,597
415,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	389,191
200,000	Studio City Finance Ltd., 5.000%, 1/15/2029, 144A	100,598
230,000	Studio City Finance Ltd., 6.500%, 1/15/2028, 144A	129,017
135,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	123,297
140,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	128,800
205,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 1/15/2028, 144A	186,815
125,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	118,906
105,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	103,688
450,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	278,793
165,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	129,954

		4,268,754

	Government Owned – No Guarantee — 0.4%
135,000	EcoPetrol S.A., 4.625%, 11/02/2031	102,261
340,000	Petroleos Mexicanos, 5.950%, 1/28/2031(h)	248,669
280,000	YPF S.A., 6.950%, 7/21/2027, 144A	158,900

		509,830

	Health Insurance — 0.3%
420,000	Centene Corp., 2.450%, 7/15/2028	350,297
70,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	58,701

		408,998

	Healthcare — 4.0%
$100,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	$84,291
110,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	80,817
710,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030, 144A	539,529
270,000	CHS/Community Health Systems, Inc., 6.125%, 4/01/2030, 144A	164,700
65,000	CHS/Community Health Systems, Inc., 6.875%, 4/15/2029, 144A	41,925
235,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	214,012
400,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	286,796
180,000	DaVita, Inc., 4.625%, 6/01/2030, 144A	140,375
155,000	Encompass Health Corp., 4.500%, 2/01/2028	132,695
300,000	Encompass Health Corp., 4.750%, 2/01/2030	251,412
230,000	HCA, Inc., 7.050%, 12/01/2027	239,517
470,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	345,450
210,000	Medline Borrower LP, 5.250%, 10/01/2029, 144A	172,473
75,000	ModivCare Escrow Issuer, Inc., 5.000%, 10/01/2029, 144A	60,581
40,000	ModivCare, Inc., 5.875%, 11/15/2025, 144A	36,800
150,000	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028, 144A	124,305
75,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	64,825
615,000	Tenet Healthcare Corp., 4.375%, 1/15/2030, 144A	522,492
100,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	87,078
135,000	Tenet Healthcare Corp., 5.125%, 11/01/2027, 144A	121,500
95,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	81,299
505,000	Tenet Healthcare Corp., 6.125%, 6/15/2030, 144A	465,903
490,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	451,003
95,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	85,074

		4,794,852

	Home Construction — 0.4%
215,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030, 144A	156,209
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(g)(i)(j)	—
100,000	Empire Communities Corp., 7.000%, 12/15/2025, 144A	79,000
230,000	KB Home, 4.800%, 11/15/2029	191,815

		427,024

	Independent Energy — 6.6%
75,000	Antero Resources Corp., 8.375%, 7/15/2026, 144A	79,313
140,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/2029, 144A	123,200
215,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	199,950
390,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	390,975
45,000	California Resources Corp., 7.125%, 2/01/2026, 144A	44,002
435,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	417,861
115,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	109,208
580,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	552,322
120,000	Chesapeake Energy Corp., 6.750%, 4/15/2029, 144A	116,044
255,000	CNX Resources Corp., 7.250%, 3/14/2027, 144A	249,824
135,000	Colgate Energy Partners III LLC, 5.875%, 7/01/2029, 144A	118,294
105,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	94,020
150,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026, 144A	136,500
165,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	145,629

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — continued
$85,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	$71,936
125,000	Gulfport Energy Corp., 8.000%, 5/17/2026, 144A	122,966
60,000	Laredo Petroleum, Inc., 7.750%, 7/31/2029, 144A	54,131
285,000	Matador Resources Co., 5.875%, 9/15/2026	273,965
185,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	168,973
130,000	Murphy Oil Corp., 6.125%, 12/01/2042	97,175
425,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	400,562
65,000	Oasis Petroleum, Inc., 6.375%, 6/01/2026, 144A	60,125
145,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	143,989
260,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	263,490
345,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	355,350
85,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	91,375
40,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	43,900
110,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	121,046
780,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	895,500
470,000	PDC Energy, Inc., 5.750%, 5/15/2026	438,430
120,000	Penn Virginia Holdings LLC, 9.250%, 8/15/2026, 144A	115,169
85,000	Range Resources Corp., 8.250%, 1/15/2029	86,659
110,000	SM Energy Co., 5.625%, 6/01/2025	103,950
285,000	SM Energy Co., 6.500%, 7/15/2028	262,116
165,000	SM Energy Co., 6.750%, 9/15/2026	155,655
25,000	Southwestern Energy Co., 4.750%, 2/01/2032	21,363
290,000	Southwestern Energy Co., 5.375%, 2/01/2029	269,004
140,000	Southwestern Energy Co., 5.375%, 3/15/2030	128,800
20,000	Southwestern Energy Co., 7.750%, 10/01/2027	20,400
250,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	227,500
125,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	118,027

		7,888,698

	Industrial Other — 0.3%
220,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	186,301
130,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	115,497

		301,798

	Leisure — 3.0%
650,000	Carnival Corp., 5.750%, 3/01/2027, 144A	469,482
125,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	100,456
110,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	94,875
370,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	328,012
740,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	580,819
10,000	NCL Corp. Ltd., 5.875%, 3/15/2026	7,849
200,000	NCL Corp. Ltd., 7.750%, 2/15/2029, 144A	152,150
70,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	50,925
125,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	79,375
325,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	230,867
1,065,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	740,175
120,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	101,543
180,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	159,043
115,000	Viking Cruises Ltd., 5.875%, 9/15/2027, 144A	85,914
375,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	295,689
110,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	88,386

		3,565,560

	Lodging — 1.5%
$370,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	$299,700
100,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	83,168
605,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	524,775
1,195,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	924,440
20,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	15,500
15,000	Travel & Leisure Co., 6.000%, 4/01/2027	13,586

		1,861,169

	Media Entertainment — 2.8%
200,000	Audacy Capital Corp., 6.750%, 3/31/2029, 144A	106,924
170,000	CMG Media Corp., 8.875%, 12/15/2027, 144A	134,302
130,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	105,950
310,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	77,500
140,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	16,800
170,000	Gray Escrow II, Inc., 5.375%, 11/15/2031, 144A	136,209
355,000	Gray Television, Inc., 4.750%, 10/15/2030, 144A	277,787
395,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	325,512
165,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	152,831
430,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	341,712
160,000	Lamar Media Corp., 3.750%, 2/15/2028	142,037
55,000	Lions Gate Capital Holdings LLC, 5.500%, 4/15/2029, 144A	42,900
310,000	McGraw-Hill Education, Inc., 5.750%, 8/01/2028, 144A	265,447
175,000	McGraw-Hill Education, Inc., 8.000%, 8/01/2029, 144A	141,750
205,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	187,625
20,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	18,900
185,000	Netflix, Inc., 5.875%, 2/15/2025	187,775
35,000	Netflix, Inc., 6.375%, 5/15/2029	35,348
105,000	Nexstar Media, Inc., 5.625%, 7/15/2027, 144A	95,813
110,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.000%, 8/15/2027, 144A	96,113
35,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.250%, 6/15/2025, 144A	33,213
65,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	53,625
120,000	Scripps Escrow II, Inc., 5.375%, 1/15/2031, 144A	95,706
185,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	155,978
120,000	Stagwell Global LLC, 5.625%, 8/15/2029, 144A	96,254

		3,324,011

	Metals & Mining — 3.7%
200,000	Alcoa Nederland Holding BV, 5.500%, 12/15/2027, 144A	189,500
120,000	Allegheny Technologies, Inc., 4.875%, 10/01/2029	95,699
205,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	181,526
200,000	Cia de Minas Buenaventura SAA, 5.500%, 7/23/2026, 144A	180,001
280,000	Cleveland-Cliffs, Inc., 5.875%, 6/01/2027	261,108
175,000	Commercial Metals Co., 4.125%, 1/15/2030	147,350
845,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	778,245
1,245,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	1,113,105
60,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	48,570
210,000	Mineral Resources Ltd., 8.000%, 11/01/2027, 144A	205,143
575,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	560,251

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Metals & Mining — continued
$525,000	Novelis Corp., 4.750%, 1/30/2030, 144A	$436,369
50,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	39,955
210,000	United States Steel Corp., 6.875%, 3/01/2029	183,244
40,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	34,820

		4,454,886

	Midstream — 3.2%
85,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029, 144A	76,123
195,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026, 144A	194,784
250,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	236,292
185,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	155,793
80,000	Buckeye Partners LP, 5.600%, 10/15/2044	55,709
55,000	Buckeye Partners LP, 5.850%, 11/15/2043	39,050
170,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	144,551
115,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	100,347
30,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	23,531
175,000	DCP Midstream Operating LP, 5.375%, 7/15/2025	170,187
230,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	223,045
130,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	92,068
41,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	39,306
200,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	185,960
50,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	38,125
470,000	EQM Midstream Partners LP, 7.500%, 6/01/2027, 144A	453,338
80,000	EQM Midstream Partners LP, 7.500%, 6/01/2030, 144A	76,852
160,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	138,139
115,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	99,841
300,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	259,515
150,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	125,620
250,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	238,125
150,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.375%, 4/15/2027, 144A	141,189
215,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	203,175
145,000	NuStar Logistics LP, 5.750%, 10/01/2025	135,575
125,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	106,297
40,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	36,464
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	47,709
50,000	Western Midstream Operating LP, 4.500%, 3/01/2028	45,250
30,000	Western Midstream Operating LP, 4.750%, 8/15/2028	27,409

		3,909,369

	Non-Agency Commercial Mortgage-Backed Securities — 2.1%
97,268	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 4.824%, 11/15/2031, 144A(a)(c)(i)(j)	84,623
218,852	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 5.824%, 11/15/2031, 144A(a)(c)(d)	169,676
	Non-Agency Commercial Mortgage-Backed Securities — continued
$260,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 5.108%, 5/10/2047, 144A(b)	$237,050
100,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	95,350
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	799,232
45,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.302%, 8/10/2044, 144A(b)	37,350
100,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.843%, 6/10/2047, 144A(b)	89,283
245,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046, 144A(b)(h)	232,959
250,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class D, 4.982%, 10/15/2045, 144A(b)(h)	248,230
100,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.424%, 10/15/2030, 144A(b)	89,057
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 4.825%, 11/15/2027, 144A(a)(c)(i)(j)	106,163
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 5.725%, 11/15/2027, 144A(a)(c)(i)(j)	42,492
145,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	90,176
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.305%, 11/15/2059(b)	50,936
100,338	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.415%, 3/15/2044, 144A(b)	42,744
80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.491%, 12/15/2045(b)	74,592
125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.689%, 6/15/2045, 144A(b)(c)(d)	11,250

		2,501,163

	Oil Field Services — 1.0%
125,000	Nabors Industries, Inc., 7.375%, 5/15/2027, 144A	117,750
90,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	80,550
10,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	9,400
55,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	52,012
147,600	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	135,054
703,125	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	618,750
42,750	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	39,864
180,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	149,362
20,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	20,150

		1,222,892

	Packaging — 0.6%
370,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(f)	274,451
500,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/2027, 144A	356,530
75,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	60,188
80,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 9/15/2028, 144A	66,224

		757,393

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Pharmaceuticals — 3.6%
$1,170,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	$623,025
10,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	5,200
785,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	405,593
785,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	401,743
15,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	7,983
45,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	25,763
200,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	169,428
240,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A(c)(d)	18,600
70,000	Endo Luxembourg Finance Co. I. S.a.r.l./Endo U.S., Inc., 6.125%, 4/01/2029, 144A	52,908
200,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	173,456
335,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	289,048
107,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	81,320
325,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	271,703
370,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	303,400
2,360,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,469,690

		4,298,860

	Property & Casualty Insurance — 0.7%
240,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	187,870
240,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	196,541
160,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	128,085
125,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	97,801
275,000	USI, Inc., 6.875%, 5/01/2025, 144A	265,375

		875,672

	Refining — 0.4%
55,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	52,348
370,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	340,182
80,000	PBF Holding Co. LLC/PBF Finance Corp., 9.250%, 5/15/2025, 144A	83,700

		476,230

	REITs – Hotels — 0.3%
395,000	Service Properties Trust, 4.750%, 10/01/2026	287,833
70,000	Service Properties Trust, 7.500%, 9/15/2025	64,137

		351,970

	REITs – Mortgage — 0.2%
45,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	36,329
215,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	194,575
75,000	Starwood Property Trust, Inc., 3.625%, 7/15/2026, 144A	63,563

		294,467

	Restaurants — 0.8%
770,000	1011778 B.C. ULC/New Red Finance, Inc., 3.875%, 1/15/2028, 144A	668,298
100,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	84,845
180,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027, 144A	173,106
90,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	74,241

		1,000,490

	Retailers — 1.9%
$160,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	$138,800
225,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	185,906
83,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	68,247
70,000	At Home Group, Inc., 4.875%, 7/15/2028, 144A	50,750
190,000	At Home Group, Inc., 7.125%, 7/15/2029, 144A	107,825
140,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	118,118
235,000	Bath & Body Works, Inc., 6.625%, 10/01/2030, 144A	202,979
100,000	Bath & Body Works, Inc., 6.750%, 7/01/2036	79,990
55,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	44,687
195,000	Carvana Co., 4.875%, 9/01/2029, 144A	110,878
255,000	Carvana Co., 5.500%, 4/15/2027, 144A	164,561
135,000	Carvana Co., 5.625%, 10/01/2025, 144A	103,656
35,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	29,252
50,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	40,765
85,000	Michaels Cos., Inc. (The), 7.875%, 5/01/2029, 144A	56,017
115,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	105,982
250,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	225,127
87,000	Rite Aid Corp., 7.500%, 7/01/2025, 144A	70,470
240,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	185,954
245,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	184,291

		2,274,255

	Technology — 4.4%
185,000	Block, Inc., 2.750%, 6/01/2026, 144A	164,138
215,000	Clarivate Science Holdings Corp., 4.875%, 7/01/2029, 144A	176,515
1,450,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,071,981
545,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	414,244
75,000	Dun & Bradstreet Corp. (The), 5.000%, 12/15/2029, 144A	64,781
320,000	Elastic NV, 4.125%, 7/15/2029, 144A	267,130
495,000	Endurance International Group Holdings, Inc., 6.000%, 2/15/2029, 144A	357,198
60,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	50,700
205,000	II-VI, Inc., 5.000%, 12/15/2029, 144A	178,862
185,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	151,172
115,000	Iron Mountain, Inc., 4.875%, 9/15/2027, 144A	103,908
440,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	373,969
95,000	LogMeIn, Inc., 5.500%, 9/01/2027, 144A	66,145
370,000	NCR Corp., 5.000%, 10/01/2028, 144A	313,722
65,000	NCR Corp., 5.750%, 9/01/2027, 144A	57,689
190,000	Nielsen Finance LLC/Nielsen Finance Co., 5.625%, 10/01/2028, 144A	176,453
180,000	Nielsen Finance LLC/Nielsen Finance Co., 5.875%, 10/01/2030, 144A	165,361
455,000	Open Text Corp., 3.875%, 12/01/2029, 144A	382,951
110,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	101,056
110,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	96,711
90,000	Rackspace Technology Global, Inc., 5.375%, 12/01/2028, 144A	58,812
175,000	Rocket Software, Inc., 6.500%, 2/15/2029, 144A	126,493
65,000	Seagate HDD Cayman, 4.875%, 6/01/2027	61,588
90,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	72,131
50,000	Sensata Technologies, Inc., 4.375%, 2/15/2030, 144A	42,559
105,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	97,919
65,000	Xerox Holdings Corp., 5.000%, 8/15/2025, 144A	60,462
70,000	Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	59,671

		5,314,321

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Transportation Services — 0.1%
$190,000	Hertz Corp. (The), 4.625%, 12/01/2026, 144A	$158,855

	Treasuries — 1.9%
920,000	U.S. Treasury Note, 0.125%, 2/28/2023(h)	904,367
1,390,000	U.S. Treasury Note, 0.125%, 3/31/2023(h)	1,363,015

		2,267,382

	Wireless — 2.8%
640,000	Altice France S.A., 5.125%, 1/15/2029, 144A	484,871
200,000	Altice France S.A., 5.125%, 7/15/2029, 144A	151,000
495,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	422,631
200,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	163,808
400,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	322,600
305,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	277,126
275,000	SBA Communications Corp., 3.875%, 2/15/2027	251,017
1,630,000	SoftBank Group Corp., 4.625%, 7/06/2028	1,263,250

		3,336,303

	Wirelines — 1.4%
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	116,073
30,000	Embarq Corp., 7.995%, 6/01/2036	22,532
430,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027, 144A	386,614
135,000	Frontier Communications Holdings LLC, 8.750%, 5/15/2030, 144A	136,484
210,000	Iliad Holding SASU, 6.500%, 10/15/2026, 144A	188,994
275,000	Level 3 Financing, Inc., 3.625%, 1/15/2029, 144A	212,039
95,000	Level 3 Financing, Inc., 4.250%, 7/01/2028, 144A	76,119
435,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	335,907
120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	91,109
210,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	172,702

		1,738,573

	Total Non-Convertible Bonds (Identified Cost $127,232,132)	102,858,496

Convertible Bonds — 4.8%
	Airlines — 0.5%
535,000	Southwest Airlines Co., 1.250%, 5/01/2025(h)	629,962

	Cable Satellite — 1.8%
3,185,000	DISH Network Corp., 3.375%, 8/15/2026	2,151,468
40,000	DISH Network Corp., Zero Coupon, 6.944%-9.514%, 12/15/2025(k)	28,097

		2,179,565

	Consumer Cyclical Services — 0.2%
310,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(k)	247,727
30,000	Zillow Group, Inc., 1.375%, 9/01/2026	29,970

		277,697

	Gaming — 0.1%
60,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	88,878

	Healthcare — 0.6%
990,000	Teladoc Health, Inc., 1.250%, 6/01/2027	725,175

	Leisure — 0.2%
305,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	195,657

	Media Entertainment — 0.1%
175,000	Bilibili, Inc., 0.500%, 12/01/2026, 144A	123,113

	Pharmaceuticals — 1.3%
340,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	336,600
	Pharmaceuticals — continued
$1,095,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	$1,088,211
230,000	Livongo Health, Inc., 0.875%, 6/01/2025	194,948

		1,619,759

	Technology — 0.0%
25,000	RingCentral, Inc., Zero Coupon, 7.146%-7.470%, 3/15/2026(k)	18,775
5,000	Unity Software, Inc., Zero Coupon, 7.592%, 11/15/2026, 144A(l)	3,675

		22,450

	Total Convertible Bonds (Identified Cost $7,805,822)	5,862,256

	Total Bonds and Notes (Identified Cost $135,037,954)	108,720,752

Collateralized Loan Obligations — 1.6%
295,000	AIG CLO LLC, Series 2021-2A, Class E, 3-month LIBOR + 6.500%, 7.563%, 7/20/2034, 144A(a)	256,063
250,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3-month LIBOR + 6.600%, 7.663%, 12/19/2032, 144A(a)	219,767
250,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.100%, 7.163%, 10/20/2034, 144A(a)	219,193
250,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3-month LIBOR + 6.750%, 7.794%, 10/15/2034, 144A(a)	218,358
260,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3-month LIBOR + 6.360%, 7.458%, 4/21/2034, 144A(a)	229,520
310,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, 7.313%, 7/02/2035, 144A(a)	272,482
250,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3-month LIBOR + 6.150%, 6.383%, 1/15/2035, 144A(a)	219,373
260,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3-month LIBOR + 6.050%, 7.094%, 10/15/2034, 144A(a)	227,453

	Total Collateralized Loan Obligations (Identified Cost $2,122,374)	1,862,209

Shares
Preferred Stocks — 1.7%
Convertible Preferred Stocks — 1.7%
	Technology — 0.2%
3,797	Clarivate PLC, Series A, 5.250%	217,242

	Wireless — 1.5%
1,607	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(c)(d)	1,842,586

	Total Convertible Preferred Stocks (Identified Cost $2,177,650)	2,059,828

	Total Preferred Stocks (Identified Cost $2,177,650)	2,059,828

Common Stocks — 0.1%
	Energy Equipment & Services — 0.0%
10,149	McDermott International Ltd.(m)	5,785

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
	Media — 0.1%
9,786	iHeartMedia, Inc., Class A(m)	$77,212

	Oil, Gas & Consumable Fuels — 0.0%
3,650	Battalion Oil Corp.(m)	31,134

	Total Common Stocks (Identified Cost $841,517)	114,131

Other Investments — 0.0%
	Aircraft ABS — 0.0%
100	ECAF I Blocker Ltd.(c)(i)(j)(n) (Identified Cost $1,000,000)	8,510

Warrants — 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 5/1/2024(i)(j)(m)	203
22,577	McDermott International Ltd., Tranche B, Expiration on 5/1/2024(i)(j)(m)	226

	Total Warrants (Identified Cost $31,517)	429

Exchange-Traded Funds — 1.6%
26,835	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $2,304,298)	1,975,324

Principal Amount
Short-Term Investments — 2.0%
$2,362,062	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $2,362,085 on 7/01/2022 collateralized by $2,782,700 U.S. Treasury Note, 0.375% due 9/30/2027 valued at $2,409,304 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,362,062)	2,362,062

	Total Investments — 97.2% (Identified Cost $145,877,372)	117,103,245
	Other assets less liabilities — 2.8%	3,371,735

	Net Assets — 100.0%	$120,474,980

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of June 30, 2022 is disclosed.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2022 is disclosed.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2022, the value of these securities amounted to $2,480,562 or 2.1% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Payment-in-kind security for which the issuer, at each interest payment date, makes interest payments in additional principal.
(f)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2022, interest payments were made in cash.

(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(i)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(j)	Fair valued by the Fund’s adviser. At June 30, 2022, the value of these securities amounted to $242,217 or 0.2% of net assets. See Note 2 of Notes to Financial Statements.
(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(m)	Non-income producing security.
(n)	Securities subject to restriction on resale. At June 30, 2022, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	12/20/2016	$1,000,000	$8,510	Less than 0.1%

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $76,702,444 or 63.7% of net assets.
ABS	Asset-Backed Securities
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles High Income Fund – (continued)

At June 30, 2022, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	688,050	$(15,147)	$(19,767)	$(4,620)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	287,100	(7,463)	(8,248)	(785)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	287,100	(6,720)	(8,248)	(1,528)

Total						$(36,263)	$(6,933)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Industry Summary at June 30, 2022 (Unaudited)

Cable Satellite	10.8%
Independent Energy	6.6
Pharmaceuticals	4.9
Finance Companies	4.7
Technology	4.6
Healthcare	4.6
Wireless	4.3
Metals & Mining	3.7
Gaming	3.6
Consumer Cyclical Services	3.4
Midstream	3.2
Leisure	3.2
Media Entertainment	2.9
Aerospace & Defense	2.3
Automotive	2.2
Building Materials	2.2
Non-Agency Commercial Mortgage-Backed Securities	2.1
Other Investments, less than 2% each	22.7
Short-Term Investments	2.0
Exchange-Traded Funds	1.6
Collateralized Loan Obligations	1.6

Total Investments	97.2
Other assets less liabilities (including swap agreements)	2.8

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 83.7% of Net Assets
Non-Convertible Bonds — 82.5%
	ABS Car Loan — 6.5%
$173,826	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023	$174,003
7,639,061	American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.890%, 9/12/2025, 144A	7,625,377
3,200,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028, 144A	2,964,396
1,965,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	1,968,168
10,515,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	10,513,146
25,880,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.620%, 3/18/2025	25,682,287
12,340,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.990%, 6/18/2025	12,124,255
1,395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.130%, 3/18/2026	1,316,068
11,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class D, 3.040%, 3/20/2025, 144A	10,544,039
1,940,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	1,906,894
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	8,183,729
7,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.080%, 2/20/2028, 144A	6,708,309
3,650,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.910%, 1/15/2025	3,656,222
13,585,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025	13,542,939
5,811,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.410%, 10/15/2025	5,758,097
2,315,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.850%, 1/15/2026	2,268,535
4,625,000	CarMax Auto Owner Trust, Series 2020-1, Class D, 2.640%, 7/15/2026	4,534,789
2,550,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	2,341,180
1,100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,022,663
2,525,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	2,438,223
275,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	257,404
5,395,784	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	5,419,270
11,512,519	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	11,530,763
3,700,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.690%, 8/17/2026	3,699,306
6,636,383	DT Auto Owner Trust, Series 2019-1A, Class D, 3.870%, 11/15/2024, 144A	6,635,463
3,950,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	3,938,111
3,400,000	DT Auto Owner Trust, Series 2019-3A, Class D, 2.960%, 4/15/2025, 144A	3,376,371
10,500,000	DT Auto Owner Trust, Series 2022-1A, Class D, 3.400%, 12/15/2027, 144A	9,931,813
	ABS Car Loan — continued
$7,410,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	$6,943,829
2,685,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	2,551,123
3,790,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	3,776,636
2,660,000	First Investors Auto Owner Trust, Series 2022-1A, Class D, 3.790%, 6/15/2028, 144A	2,505,531
4,610,000	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025, 144A	4,488,982
17,688,743	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024(a)	17,484,277
15,340,000	Ford Credit Auto Owner Trust, Series 2020-C, Class A3, 0.410%, 7/15/2025	15,010,043
27,290,000	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025(a)	26,563,868
8,356,711	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	8,344,890
2,276,677	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	2,267,877
10,120,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	9,870,334
21,335,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026(a)	20,642,886
1,400,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	1,364,318
8,118,000	Hertz Vehicle Financing III LLC, Series 2022-1 1A, Class D, 4.850%, 6/25/2026, 144A	7,260,793
8,396,000	Hertz Vehicle Financing III LLC, Series 2022-3 3A, Class D, 6.310%, 3/25/2025, 144A	8,057,130
16,245,000	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	15,858,751
1,578,792	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	1,526,268
2,284,718	Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3, 1.930%, 7/15/2024	2,277,899
9,474,768	Nissan Auto Receivables Owner Trust, Series 2020-B, Class A3, 0.550%, 7/15/2024	9,388,832
4,350,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028, 144A	4,273,240
14,831,233	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.650%, 4/15/2025	14,843,160
6,646,800	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	6,630,463
8,455,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.680%, 10/15/2025	8,434,599
12,815,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	12,937,154
2,900,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	2,839,094
262,429	Toyota Auto Receivables Owner Trust, Series 2021-A, Class A2, 0.160%, 7/17/2023	262,191
5,549,333	Westlake Automobile Receivables Trust, Series 2019-1A, Class D, 3.670%, 3/15/2024, 144A	5,555,136

		392,021,124

	ABS Credit Card — 0.3%
3,460,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	3,393,277
6,355,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	6,046,475

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Credit Card — continued
$5,000,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class C, 4.210%, 3/20/2026, 144A	$4,789,152
1,525,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.240%, 9/15/2026, 144A	1,471,695

		15,700,599

	ABS Home Equity — 4.6%
15,451,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	15,615,686
1,433,777	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 2.111%, 11/16/2066, 144A(b)	1,433,569
10,390,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029, 144A(c)	9,731,106
1,487,819	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(c)	1,485,777
3,938,812	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.500%, 1/25/2066, 144A(c)	3,832,351
2,434,000	CoreVest American Finance Trust, Series 2019-1, Class D, 4.818%, 3/15/2052, 144A	2,317,870
3,451,893	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	3,322,492
2,929,000	CoreVest American Finance Trust, Series 2019-3, Class B, 3.163%, 10/15/2052, 144A	2,615,936
1,259,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.753%, 5/15/2052, 144A(c)	1,192,677
1,870,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	1,543,647
3,345,211	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 2.691%, 3/25/2060, 144A(c)	3,243,154
5,477,414	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(c)	5,183,851
7,422,036	Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 30-day Average SOFR + 2.000%, 2.926%, 4/25/2042, 144A(b)	7,305,499
1,515,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037, 144A	1,390,162
11,696,000	FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/2037, 144A	10,677,073
3,083,000	FirstKey Homes Trust, Series 2020-SRF1, Class D, 2.241%, 8/17/2037, 144A	2,852,244
9,710,000	FirstKey Homes Trust, Series 2022- SFR2, Class D, 4.500%, 7/17/2039, 144A	9,065,975
4,579,801	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(c)	4,400,678
72,158	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 1.974%, 8/25/2060, 144A(b)	72,124
2,417,003	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039, 144A	2,186,728
2,452,283	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039, 144A	2,144,731
1,038,676	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	873,595
10,554,290	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	9,294,360
5,267,327	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	4,583,514
895,000	Lanark Master Issuer PLC, Series 2020-1A, Class 1A, 2.277%, 12/22/2069, 144A(c)	890,813
8,675,186	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(c)	8,633,256
5,997,413	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(c)	5,957,282
	ABS Home Equity — continued
$1,606,091	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(c)	$1,581,151
2,207,817	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060, 144A(c)	2,046,558
1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(c)	1,429,922
2,678,665	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069, 144A(c)	2,602,594
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(c)	2,529,891
5,696,214	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059, 144A(c)	5,563,366
3,860,000	Progress Residential Trust, Series 2019-SFR4, Class D, 3.136%, 10/17/2036, 144A	3,744,466
155,000	Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/17/2037, 144A	148,791
295,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	266,031
1,818,000	Progress Residential Trust, Series 2020-SFR3, Class E, 2.296%, 10/17/2027, 144A	1,635,480
5,780,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	5,124,198
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	2,106,629
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	1,747,443
3,575,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	3,086,058
1,795,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	1,537,437
1,400,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040, 144A	1,123,001
960,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040, 144A	766,269
4,534,482	PRPM LLC, Series 2020-4, Class A1, 2.951%, 10/25/2025, 144A(c)	4,386,410
7,470,329	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(c)	7,095,864
6,241,844	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026, 144A(c)	5,897,750
272,709	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(c)	260,771
6,513,968	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026, 144A(c)	6,059,423
470,901	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(c)	457,340
291,564	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(c)	289,061
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(c)	4,464,526
6,390,000	Towd Point Mortgage Trust, Series 2017-5, Class M2, 1-month LIBOR + 1.500%, 3.124%, 2/25/2057, 144A(b)	6,237,276
1,775,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(c)	1,601,990
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(c)	1,668,579
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058, 144A(c)	15,505,781
5,649,153	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(c)	5,469,904
3,325,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(c)	2,961,096

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038, 144A	$3,635,317
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038, 144A	2,429,112
14,008,048	VCAT Asset Securitization LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051, 144A(c)	13,143,272
1,556,102	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(c)	1,498,187
8,828,090	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(c)	8,338,917
2,830,626	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(c)	2,686,634
7,240,878	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(c)	6,859,403
6,420,928	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(c)	6,098,685
4,582,573	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(c)	4,373,685
9,097,619	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(c)	8,649,935

		278,954,353

	ABS Other — 2.7%
6,360,811	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A	5,321,532
11,270,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035, 144A	10,311,866
4,233,208	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	3,827,276
7,448,438	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	6,714,681
6,913,538	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	6,174,301
5,145,879	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	4,538,250
940,000	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	917,711
945,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	926,344
2,553,021	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	2,259,041
502,225	HPEFS Equipment Trust, Series 2019-1A, Class C, 2.490%, 9/20/2029, 144A	502,223
3,645,000	HPEFS Equipment Trust, Series 2020-1A, Class D, 2.260%, 2/20/2030, 144A	3,599,511
1,980,000	HPEFS Equipment Trust, Series 2020-2A, Class C, 2.000%, 7/22/2030, 144A	1,956,404
2,795,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	2,620,060
3,135,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029, 144A	2,927,962
6,934,515	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	6,088,040
8,630,025	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	7,657,464
10,484,063	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	9,712,897
2,517,759	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044, 144A	2,280,825
1,915,792	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	1,538,285
525,096	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037, 144A	507,437
	ABS Other — continued
$335,167	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036, 144A	$318,056
13,160,327	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(c)	11,715,911
8,040,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	8,031,869
4,675,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032, 144A	4,651,611
6,585,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A	5,863,843
8,040,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035, 144A	7,871,820
12,907,045	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	11,336,335
530,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	478,676
2,555,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031, 144A	2,391,178
983,940	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	914,070
440,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day Auction Rate Security, 5.112%, 9/15/2032(b)	431,312
820,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day Auction Rate Security, 5.152%, 9/15/2032(b)	803,808
2,245,921	SoFi Consumer Loan Program Trust, Series 2019-2, Class C, 3.460%, 4/25/2028, 144A	2,246,435
6,823,143	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A	6,812,469
6,037,973	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A	6,011,545
12,132,656	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	10,589,463

		160,850,511

	ABS Student Loan — 0.8%
745,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	680,804
3,032,470	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051, 144A	2,699,708
2,355,956	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	2,072,508
3,519,379	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044, 144A	3,352,937
5,498,226	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050, 144A	5,129,495
1,015,197	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	946,207
3,660,903	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	3,350,914
560,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	465,247
2,105,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	1,722,359
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	3,658,751
411,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day Auction Rate Security, 5.023%, 6/15/2032(b)	402,837

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Student Loan — continued
$321,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day Auction Rate Security, 5.166%, 6/15/2032(b)	$315,003
627,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day Auction Rate Security, 5.133%, 3/15/2033(b)	615,034
420,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day Auction Rate Security, 5.213%, 3/15/2033(b)	411,984
2,500,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A	2,391,005
565,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A	522,308
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A	1,441,188
6,455,521	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036, 144A	6,315,785
10,808,244	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037, 144A	10,464,237
856,705	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A	817,722

		47,776,033

	ABS Whole Business — 1.1%
9,339,390	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	9,192,278
3,595,000	Adams Outdoor Advertising LP, Series 2018-1, Class B, 5.653%, 11/15/2048, 144A	3,518,422
7,096,333	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	6,615,585
2,860,053	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	2,732,880
5,125,115	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	4,963,187
4,022,413	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	3,640,714
15,315,300	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	13,349,413
3,946,250	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	3,837,586
1,646,775	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	1,464,031
17,139,000	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	17,000,753
2,459,125	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	2,316,294

		68,631,143

	Aerospace & Defense — 2.1%
13,620,000	BAE Systems PLC, 3.400%, 4/15/2030, 144A	12,433,043
29,500,000	Boeing Co. (The), 2.196%, 2/04/2026	26,590,286
3,780,000	Boeing Co. (The), 2.250%, 6/15/2026	3,378,270
4,874,000	Boeing Co. (The), 2.950%, 2/01/2030	4,055,680
655,000	Boeing Co. (The), 3.100%, 5/01/2026	609,972
3,225,000	Boeing Co. (The), 3.200%, 3/01/2029	2,790,540
9,088,000	Boeing Co. (The), 3.375%, 6/15/2046	6,013,075
3,564,000	Boeing Co. (The), 3.625%, 3/01/2048	2,387,034
12,869,000	Boeing Co. (The), 3.750%, 2/01/2050	9,074,447
1,932,000	Boeing Co. (The), 3.825%, 3/01/2059	1,244,696
2,501,000	Boeing Co. (The), 3.850%, 11/01/2048	1,765,956
5,870,000	Boeing Co. (The), 5.150%, 5/01/2030	5,634,484
4,875,000	Boeing Co. (The), 5.805%, 5/01/2050	4,477,550
4,465,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	4,319,888
	Aerospace & Defense — continued
$4,350,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	$4,120,654
6,885,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,779,043
4,245,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	3,999,905
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	736,515
1,335,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	985,631
29,075,000	Textron, Inc., 3.000%, 6/01/2030	25,290,250

		126,686,919

	Airlines — 0.8%
1,614,374	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.400%, 3/22/2025	1,522,742
5,727,570	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	5,351,326
11,568,439	American Airlines Pass Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	9,663,787
1,234,662	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,070,267
4,971,370	American Airlines Pass Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	4,349,128
2,655,670	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	2,363,697
16,986,882	American Airlines Pass Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	14,344,233
5,372,204	British Airways Pass Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030, 144A	4,691,278
2,372,435	United Airlines Pass Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	2,096,414
4,920,150	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	4,835,523

		50,288,395

	Automotive — 2.0%
25,580,000	American Honda Finance Corp., MTN, 0.550%, 7/12/2024	24,024,488
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	5,769,753
29,605,000	Ford Motor Co., 3.250%, 2/12/2032	22,141,580
2,360,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/2031	1,829,000
9,966,000	General Motors Co., 5.200%, 4/01/2045	8,370,901
27,915,000	General Motors Co., 5.400%, 4/01/2048	24,283,316
205,000	General Motors Co., 5.950%, 4/01/2049	190,366
9,600,000	General Motors Co., 6.250%, 10/02/2043	9,145,794
24,360,000	Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023, 144A	23,340,859
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	2,798,047

		121,894,104

	Banking — 9.3%
5,125,000	Ally Financial, Inc., 2.200%, 11/02/2028	4,173,545
300,000	Ally Financial, Inc., 3.875%, 5/21/2024	297,352
39,613,000	Ally Financial, Inc., 4.625%, 3/30/2025	39,347,026
10,640,000	Ally Financial, Inc., 5.750%, 11/20/2025	10,482,367
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,606,265
10,155,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	10,188,410
5,800,000	Banco Santander S.A., 2.749%, 12/03/2030	4,606,576
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	45,914,748
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	98,591
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	24,905,744

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$24,260,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	$21,506,792
4,287,000	Barclays PLC, (fixed rate to 6/20/2029, variable rate thereafter), 5.088%, 6/20/2030	4,046,489
18,255,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	15,050,299
3,335,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A	3,023,178
14,045,000	BNP Paribas S.A., (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028, 144A	12,633,276
22,500,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	20,869,476
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	453,856
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,179,832
7,155,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	6,547,397
14,970,000	Credit Suisse AG, 3.700%, 2/21/2025	14,616,858
14,200,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	14,325,693
3,390,000	Danske Bank A/S, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A	3,230,547
4,690,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	3,525,888
2,640,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,270,253
9,260,000	Deutsche Bank AG, (fixed rate to 9/18/2023, variable rate thereafter), 2.222%, 9/18/2024	8,927,619
6,235,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	5,219,278
19,755,000	Deutsche Bank AG, Series E, 0.962%, 11/08/2023	18,926,531
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	69,613,952
28,715,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	28,043,450
12,025,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027	10,701,246
100,000	KeyBank NA, 6.950%, 2/01/2028	109,540
30,210,000	Morgan Stanley, (fixed rate to 1/25/2023, variable rate thereafter), MTN, 0.529%, 1/25/2024	29,613,578
1,845,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	1,825,933
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	20,775,709
25,560,000	Nationwide Building Society, 0.550%, 1/22/2024, 144A	24,339,254
7,340,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	7,392,283
15,160,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	14,216,693
20,295,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A	19,911,425
11,950,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	9,736,483
16,790,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	13,562,527
7,090,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	6,757,165
3,865,000	Synchrony Financial, 4.375%, 3/19/2024	3,841,472
1,000,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027, 144A	863,872
1,820,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	1,470,894

		560,749,362

	Brokerage — 0.5%
$19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	$19,604,758
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,365,967

		28,970,725

	Building Materials — 1.3%
33,030,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	24,772,500
16,180,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	13,852,831
5,955,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	5,293,995
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A	2,842,962
23,975,000	Owens Corning, 7.000%, 12/01/2036	26,788,677
2,655,000	Vulcan Materials Co., 3.500%, 6/01/2030	2,407,123

		75,958,088

	Cable Satellite — 2.1%
9,425,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	7,739,716
1,905,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	1,471,612
2,826,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	2,346,366
315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	255,056
790,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	646,852
550,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	491,612
1,085,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	820,941
8,340,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	6,679,154
1,790,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	1,598,180
25,020,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	16,714,213
12,605,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.400%, 12/01/2061	9,065,618
28,090,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	22,257,395
26,515,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	17,731,641
1,115,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	751,552
1,035,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	752,994
930,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	839,911
1,880,000	DISH DBS Corp., 5.125%, 6/01/2029	1,142,363
3,850,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	3,017,784
2,416,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	2,240,888
200,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	182,250
17,891,000	Time Warner Cable LLC, 4.500%, 9/15/2042	13,966,074
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	13,805,121

		124,517,293

	Chemicals — 0.9%
4,330,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	3,471,621
9,180,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	7,829,438
6,060,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	4,786,855
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	27,094,494
3,740,000	FMC Corp., 3.450%, 10/01/2029	3,392,748

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Chemicals — continued
$12,285,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	$9,838,442

		56,413,598

	Construction Machinery — 0.6%
23,395,000	Caterpillar Financial Services Corp., MTN, 0.950%, 1/10/2024	22,592,991
5,730,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	5,530,988
8,900,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	8,439,562

		36,563,541

	Consumer Cyclical Services — 1.2%
16,000,000	Booking Holdings, Inc., 4.625%, 4/13/2030	15,908,520
7,790,000	Expedia Group, Inc., 2.950%, 3/15/2031	6,196,154
32,366,000	Expedia Group, Inc., 3.250%, 2/15/2030	26,992,564
4,928,000	Expedia Group, Inc., 3.800%, 2/15/2028	4,491,172
3,970,000	Expedia Group, Inc., 4.625%, 8/01/2027	3,814,192
1,025,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	843,062
8,430,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	7,796,401
5,015,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	4,858,432

		70,900,497

	Consumer Products — 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,054,570
6,970,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	5,739,098

		13,793,668

	Diversified Manufacturing — 0.1%
7,675,000	GE Capital Funding LLC, 4.550%, 5/15/2032	7,402,865
1,869,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,745,637

		9,148,502

	Electric — 1.7%
7,435,000	AES Corp. (The), 2.450%, 1/15/2031	5,979,731
3,695,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	3,331,782
14,218,765	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	14,779,284
14,855,000	Calpine Corp., 3.750%, 3/01/2031, 144A	12,083,057
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	12,950,192
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	9,946,802
2,355,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	2,186,488
9,641,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	8,635,468
1,435,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	1,280,738
4,437,000	NRG Energy, Inc., 5.750%, 1/15/2028	4,032,922
6,185,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	4,995,395
2,300,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	1,536,294
10,400,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	7,560,950
1,250,000	Pacific Gas & Electric Co., 4.950%, 7/01/2050	997,389
2,050,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	1,983,845
10,835,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	9,973,424

		102,253,761

	Finance Companies — 3.9%
7,910,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	6,662,742
9,900,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	7,924,864
	Finance Companies — continued
$860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	$781,060
23,900,000	Air Lease Corp., 3.125%, 12/01/2030	19,534,160
2,235,000	Air Lease Corp., 3.250%, 10/01/2029	1,882,838
10,270,000	Air Lease Corp., 3.375%, 7/01/2025	9,671,027
345,000	Air Lease Corp., 4.625%, 10/01/2028	319,032
8,426,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	6,876,160
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	12,078,193
8,070,000	Aircastle Ltd., 4.400%, 9/25/2023	7,965,468
8,160,000	Aircastle Ltd., 5.000%, 4/01/2023	8,150,017
10,260,000	Ares Capital Corp., 2.875%, 6/15/2028	8,128,392
14,460,000	Ares Capital Corp., 3.200%, 11/15/2031	10,506,731
3,865,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	3,361,802
7,510,000	Aviation Capital Group LLC, 5.500%, 12/15/2024, 144A	7,443,989
8,135,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	7,056,478
27,825,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	23,268,623
9,785,000	FS KKR Capital Corp., 3.125%, 10/12/2028	7,804,172
3,425,000	Navient Corp., 5.000%, 3/15/2027	2,817,165
50,000	Navient Corp., 5.875%, 10/25/2024	45,960
145,000	Navient Corp., 6.750%, 6/15/2026	128,325
222,000	Navient Corp., 7.250%, 9/25/2023	219,645
20,000	Navient Corp., MTN, 6.125%, 3/25/2024	18,963
7,275,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	6,300,205
10,036,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	8,408,618
10,466,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	8,218,486
13,940,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	11,762,374
13,705,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	11,325,949
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	5,854,152
18,285,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	13,700,768
25,002,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	17,751,420

		235,967,778

	Financial Other — 0.2%
2,310,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025	1,375,605
720,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024	458,410
6,220,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	2,559,032
1,110,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	897,058
2,050,000	Logan Group Co. Ltd., 4.250%, 7/12/2025	435,809
3,445,000	Logan Group Co. Ltd., 4.850%, 12/14/2026	738,298
6,065,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)(e)	625,847
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(d)(e)	42,828
3,495,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022	403,672
4,345,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(d)(e)	465,219
3,780,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)(e)	422,793
1,265,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)(e)	139,555
5,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)(e)	671,181

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Financial Other — continued
$1,835,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)(e)	$265,800
1,415,000	Times China Holdings Ltd., 6.750%, 7/08/2025(d)(e)	214,373

		9,715,480

	Food & Beverage — 0.7%
4,895,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	4,134,823
3,625,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	2,973,906
10,660,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	10,087,550
6,305,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	5,252,506
6,470,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	6,567,050
13,590,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	10,654,152
2,065,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	1,723,201
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,591,674

		42,984,862

	Gaming — 0.7%
14,625,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	11,575,879
4,880,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	3,911,175
9,090,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	8,301,988
7,785,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	7,162,200
6,760,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	6,430,450
5,560,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	5,490,500

		42,872,192

	Government Owned – No Guarantee — 0.5%
8,755,000	Antares Holdings LP, 2.750%, 1/15/2027, 144A	6,991,412
12,655,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	10,639,639
6,700,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	6,764,786
4,000,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	2,400,327
2,185,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029	948,399
4,210,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	1,814,805

		29,559,368

	Health Insurance — 0.6%
19,320,000	Centene Corp., 2.500%, 3/01/2031	15,335,443
4,145,000	Centene Corp., 2.625%, 8/01/2031	3,297,347
2,520,000	Centene Corp., 3.000%, 10/15/2030	2,088,450
14,895,000	Centene Corp., 4.250%, 12/15/2027	13,904,036
565,000	Centene Corp., 4.625%, 12/15/2029	526,863

		35,152,139

	Healthcare — 1.1%
19,420,000	Cigna Corp., 4.375%, 10/15/2028	19,270,129
1,261,000	Cigna Corp., 7.875%, 5/15/2027	1,452,903
7,210,000	CVS Health Corp., 3.250%, 8/15/2029	6,581,735
337,477	CVS Pass-Through Trust, 5.773%, 1/10/2033, 144A	349,603
331,136	CVS Pass-Through Trust, 6.036%, 12/10/2028	336,474
10,352,294	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036, 144A	10,054,459
	Healthcare — continued
$1,086,454	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	$1,068,582
685,000	Encompass Health Corp., 4.750%, 2/01/2030	574,057
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,272,246
10,120,000	HCA, Inc., 4.125%, 6/15/2029	9,227,268
16,050,000	HCA, Inc., 4.500%, 2/15/2027	15,430,513

		66,617,969

	Home Construction — 0.4%
2,450,000	Lennar Corp., 4.750%, 11/29/2027	2,378,631
560,000	Lennar Corp., 4.875%, 12/15/2023	563,077
55,000	Lennar Corp., 5.000%, 6/15/2027	54,540
5,370,000	MDC Holdings, Inc., 3.966%, 8/06/2061	3,089,785
12,384,000	MDC Holdings, Inc., 6.000%, 1/15/2043	10,115,885
6,130,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	5,081,218

		21,283,136

	Independent Energy — 2.4%
3,195,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	3,085,530
9,925,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	8,891,471
16,455,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	14,780,568
3,140,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	2,452,089
24,997,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	24,170,599
4,685,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	4,080,412
6,910,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	5,847,933
9,035,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	7,340,937
1,625,000	EQT Corp., 3.125%, 5/15/2026, 144A	1,521,504
9,675,000	EQT Corp., 3.625%, 5/15/2031, 144A	8,359,780
13,775,000	EQT Corp., 3.900%, 10/01/2027	12,818,877
1,970,000	EQT Corp., 5.000%, 1/15/2029	1,907,118
10,475,000	Hess Corp., 4.300%, 4/01/2027	10,210,903
4,675,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	4,406,094
10,085,000	Lundin Energy Finance BV, 2.000%, 7/15/2026, 144A	9,007,579
7,360,000	Lundin Energy Finance BV, 3.100%, 7/15/2031, 144A	6,088,788
6,090,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	6,047,553
11,260,000	Ovintiv, Inc., 6.500%, 8/15/2034	11,752,437
1,110,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,220,258
1,750,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,495,419

		145,485,849

	Leisure — 0.2%
1,985,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,558,007
6,665,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	5,698,641
2,750,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,911,250

		9,167,898

	Life Insurance — 2.9%
11,800,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	10,295,464
18,770,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	17,514,476
21,550,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	17,423,837
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	6,252,065
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	7,975,981
19,600,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/01/2025, 144A	19,943,984
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	9,863,167

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Life Insurance — continued
$26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(e)	$37,538,301
23,335,000	New York Life Global Funding, 0.850%, 1/15/2026, 144A(a)	21,050,964
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(e)	7,822,926
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,040,443
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	17,095,505

		175,817,113

	Local Authorities — 0.2%
14,455,000	Province of Quebec Canada 0.600%, 7/23/2025	13,369,574

	Lodging — 0.2%
1,795,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	1,720,838
3,525,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	2,923,215
975,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	810,886
7,435,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	5,751,644
1,610,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,247,750
205,000	Travel & Leisure Co., 6.000%, 4/01/2027	185,674
235,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	222,811

		12,862,818

	Media Entertainment — 1.5%
2,610,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	2,150,849
3,925,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	3,359,133
9,341,000	Magallanes, Inc., 3.755%, 3/15/2027, 144A	8,766,435
4,125,000	Magallanes, Inc., 4.054%, 3/15/2029, 144A	3,781,676
6,335,000	Magallanes, Inc., 4.279%, 3/15/2032, 144A	5,659,626
3,105,000	Netflix, Inc., 4.875%, 4/15/2028	2,921,960
22,100,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	20,226,914
2,545,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	2,405,025
11,295,000	Netflix, Inc., 5.875%, 11/15/2028	11,043,234
16,970,000	Netflix, Inc., 6.375%, 5/15/2029	17,138,852
2,700,000	Paramount Global, 4.200%, 6/01/2029	2,537,708
10,855,000	Paramount Global, 4.950%, 1/15/2031	10,334,067

		90,325,479

	Metals & Mining — 2.8%
2,650,000	Alcoa Nederland Holding BV, 4.125%, 3/31/2029, 144A	2,369,471
3,980,000	Alcoa Nederland Holding BV, 6.125%, 5/15/2028, 144A	3,870,550
550,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	452,610
1,325,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	1,102,492
6,260,000	Anglo American Capital PLC, 4.000%, 9/11/2027, 144A	5,951,276
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	33,335,778
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	8,678,868
11,405,000	ArcelorMittal S.A., 6.750%, 3/01/2041	11,283,462
3,363,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	3,097,323
5,890,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	5,266,013
	Metals & Mining — continued
$1,800,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	$1,701,831
6,325,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	5,162,086
7,820,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	7,115,722
2,930,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,736,524
10,645,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	9,876,218
6,175,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	6,026,244
7,688,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	7,294,913
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	37,589,074
11,700,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	11,641,309
4,280,000	Newcrest Finance Pty Ltd., 3.250%, 5/13/2030, 144A	3,781,251
1,855,000	Reliance Steel & Aluminum Co., 2.150%, 8/15/2030	1,502,967
2,010,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	1,749,705

		171,585,687

	Midstream — 1.9%
22,495,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	20,576,221
13,555,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	10,632,271
3,045,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	2,740,500
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	637,000
7,000,000	Energy Transfer LP, 4.950%, 6/15/2028	6,897,699
6,405,000	Energy Transfer LP, 5.250%, 4/15/2029	6,343,874
1,435,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	1,311,942
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	14,615,276
14,040,000	MPLX LP, 4.250%, 12/01/2027	13,548,261
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	92,500
225,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	223,962
3,710,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	3,279,357
7,365,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	5,549,531
620,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	498,610
12,445,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030	11,926,264
1,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,782,183
1,975,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	1,884,506
2,170,000	Western Midstream Operating LP, 4.550%, 2/01/2030	1,877,050
5,070,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,087,180
950,000	Western Midstream Operating LP, 5.450%, 4/01/2044	789,583
710,000	Western Midstream Operating LP, 5.500%, 8/15/2048	578,650
2,870,000	Western Midstream Operating LP, 5.750%, 2/01/2050	2,304,778

		112,177,198

	Mortgage Related — 0.0%
735	FNMA, 6.000%, 7/01/2029	786

	Non-Agency Commercial Mortgage-Backed Securities — 1.5%
8,625,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	7,083,493

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	$375,741
1,410,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	1,403,244
785,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	755,804
673,491	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(c)	672,493
2,010,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.456%, 12/10/2044(c)	1,909,936
370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	340,468
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	453,088
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	10,736,473
5,095,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034, 144A(c)	4,795,520
3,523,316	Extended Stay America Trust, Series 2021-ESH, Class C, 1-month LIBOR + 1.700%, 3.025%, 7/15/2038, 144A(b)	3,408,292
2,390,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(c)	2,217,412
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033, 144A(c)	7,391,029
6,079,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(c)	5,565,337
6,478,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.509%, 12/15/2047, 144A(c)	6,413,122
340,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.509%, 12/15/2047, 144A(c)	334,615
4,990,000	MedTrust, Series 2021-MDLN, Class C, 1-month LIBOR + 1.800%, 3.125%, 11/15/2038, 144A(b)	4,758,207
945,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	936,090
5,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.295%, 8/15/2046(c)	5,025,579
1,405,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.921%, 10/15/2046(c)	1,328,850
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.385%, 6/15/2044, 144A(c)(d)(e)	2,764,800
4,735,000	RBS Commercial Funding Trust, Series 2013-GSP, Class A, 3.961%, 1/15/2032, 144A(c)	4,659,357
965,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC, 4.889%, 5/10/2063, 144A(c)	913,884
6,706,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 4.961%, 5/10/2063, 144A(c)(d)(e)	226,663
788,923	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	769,975
4,990,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.434%, 7/15/2046(c)	4,679,424
4,030,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class AS, 3.419%, 11/15/2059	3,736,804
	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,640,146	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.415%, 3/15/2044, 144A(c)	$698,702
1,565,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,544,380
1,746,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.689%, 6/15/2045(c)	1,239,660
865,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.689%, 6/15/2045, 144A(c)(d)(e)	77,850
4,615,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	4,372,546
1,290,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(c)	1,195,090

		92,783,928

	Paper — 0.4%
10,460,000	Suzano Austria GmbH, 3.750%, 1/15/2031	8,446,450
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	15,620,580
2,515,000	WRKCo, Inc., 4.000%, 3/15/2028	2,453,433

		26,520,463

	Pharmaceuticals — 0.4%
570,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	446,048
865,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	460,612
120,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	62,400
340,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	175,671
1,295,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	662,749
135,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	71,847
220,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	125,950
980,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	819,290
15,105,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	12,386,100
6,270,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	3,904,642
4,335,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	3,702,602
3,140,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	2,586,575

		25,404,486

	Property & Casualty Insurance — 0.5%
16,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	14,554,377
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,750,240
3,159,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	2,948,516
14,195,000	Stewart Information Services Corp., 3.600%, 11/15/2031	11,774,185

		32,027,318

	REITs – Apartments — 0.0%
2,185,000	American Homes 4 Rent, 2.375%, 7/15/2031	1,742,291

	REITs – Health Care — 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	6,695,981

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Office Property — 0.0%
$2,085,000	Corporate Office Properties LP, 2.750%, 4/15/2031	$1,685,787

	REITs – Regional Malls — 0.1%
6,815,000	Simon Property Group LP, 2.650%, 7/15/2030	5,781,848

	REITs – Shopping Centers — 0.1%
1,600,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	1,372,068
2,280,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	2,057,174

		3,429,242

	Restaurants — 0.0%
2,375,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	2,155,312

	Retailers — 1.1%
21,520,000	7-Eleven, Inc., 0.800%, 2/10/2024, 144A	20,389,146
1,960,000	AutoNation, Inc., 4.750%, 6/01/2030	1,843,750
9,720,000	AutoZone, Inc., 3.625%, 4/15/2025	9,599,082
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	13,848,386
5,620,000	Dollar General Corp., 3.500%, 4/03/2030	5,171,490
4,665,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	3,970,615
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,820,951
3,755,000	PVH Corp., 7.750%, 11/15/2023	3,914,963
3,145,000	Tapestry, Inc., 3.050%, 3/15/2032	2,562,278

		69,120,661

	Supermarkets — 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	339,556

	Technology — 4.8%
27,985,000	Avnet, Inc., 4.625%, 4/15/2026	28,138,654
9,915,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	7,537,138
5,355,000	Broadcom, Inc., 4.150%, 11/15/2030	4,906,323
5,480,000	Broadcom, Inc., 4.300%, 11/15/2032	4,977,153
1,170,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	1,042,393
3,000,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	2,529,509
22,935,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	18,948,094
745,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	672,362
1,620,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,197,662
3,095,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	2,496,721
3,900,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	3,592,017
3,950,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	3,002,316
17,625,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	16,412,895
10,115,000	Equinix, Inc., 2.150%, 7/15/2030	8,182,995
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	15,274,968
5,320,000	Jabil, Inc., 1.700%, 4/15/2026	4,763,499
4,610,000	Jabil, Inc., 3.000%, 1/15/2031	3,871,498
16,735,000	KLA Corp., 5.650%, 11/01/2034	17,836,722
7,480,000	Marvell Technology, Inc., 2.450%, 4/15/2028	6,527,052
6,390,000	Marvell Technology, Inc., 2.950%, 4/15/2031	5,358,424
11,425,000	Microchip Technology, Inc., 0.983%, 9/01/2024	10,654,308
25,479,000	Micron Technology, Inc., 4.663%, 2/15/2030	24,433,288
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	10,564,769
3,980,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027	3,687,766
2,225,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030	1,962,732
1,525,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	1,501,254
	Technology — continued
$1,055,000	Open Text Corp., 3.875%, 2/15/2028, 144A	$937,188
1,015,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	878,026
25,480,000	Oracle Corp., 3.600%, 4/01/2050	17,699,893
4,402,000	S&P Global, Inc., 4.250%, 5/01/2029, 144A	4,360,093
1,770,000	Skyworks Solutions, Inc., 1.800%, 6/01/2026	1,569,999
970,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	904,583
13,665,000	TD SYNNEX Corp., 1.750%, 8/09/2026, 144A	12,038,082
15,815,000	TSMC Arizona Corp., 2.500%, 10/25/2031	13,560,815
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	8,801,917
10,945,000	Western Digital Corp., 2.850%, 2/01/2029	8,911,364
955,000	Western Digital Corp., 3.100%, 2/01/2032	732,294
8,330,000	Western Digital Corp., 4.750%, 2/15/2026	7,947,736

		288,414,502

	Transportation Services — 0.1%
9,670,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	9,003,350

	Treasuries — 12.9%
142,940,000	U.S. Treasury Bond, 2.000%, 11/15/2041	113,525,628
282,435,000	U.S. Treasury Bond, 2.250%, 2/15/2052	232,435,179
47,065,000	U.S. Treasury Bond, 3.250%, 5/15/2042	45,932,498
119,815,000	U.S. Treasury Note, 0.125%, 12/31/2022(a)(f)	118,382,837
79,165,000	U.S. Treasury Note, 0.125%, 4/30/2023	77,383,788
200,000,000	U.S. Treasury Note, 0.125%, 8/31/2023(a)	193,492,188

		781,152,118

	Wireless — 1.5%
2,295,000	Crown Castle International Corp., 2.250%, 1/15/2031	1,861,558
3,725,000	Crown Castle International Corp., 3.300%, 7/01/2030	3,285,136
22,660,000	Crown Castle International Corp., 3.650%, 9/01/2027	21,460,096
6,615,000	Crown Castle International Corp., 4.000%, 3/01/2027	6,426,208
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	641,427
1,960,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	1,692,604
3,515,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	2,949,038
15,320,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	13,405,000
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	6,531,848
36,385,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	33,956,522

		92,209,437

	Wirelines — 0.0%
857,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	730,592

	Total Non-Convertible Bonds (Identified Cost $5,452,304,709)	4,996,214,414

Convertible Bonds — 1.1%
	Airlines — 0.1%
5,165,000	Southwest Airlines Co., 1.250%, 5/01/2025	6,081,788

	Cable Satellite — 0.4%
9,050,000	DISH Network Corp., 2.375%, 3/15/2024	7,964,000
16,015,000	DISH Network Corp., 3.375%, 8/15/2026	10,818,133
4,115,000	DISH Network Corp., Zero Coupon, 6.944%-9.514%, 12/15/2025(g)	2,890,499

		21,672,632

	Consumer Cyclical Services — 0.1%
1,095,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.799%, 2/15/2026(g)	702,399

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — continued
$5,755,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(g)	$4,598,935

		5,301,334

	Healthcare — 0.2%
14,730,000	Teladoc Health, Inc., 1.250%, 6/01/2027	10,789,725

	Media Entertainment — 0.0%
1,770,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(h)	1,566,561

	Pharmaceuticals — 0.3%
5,120,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	5,068,800
13,985,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	13,898,293
2,935,000	Livongo Health, Inc., 0.875%, 6/01/2025	2,487,706

		21,454,799

	Total Convertible Bonds (Identified Cost $81,731,942)	66,866,839

Municipals — 0.1%
	Virginia — 0.1%
7,115,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $6,859,269)	6,608,838

	Total Bonds and Notes (Identified Cost $5,540,895,920)	5,069,690,091

Collateralized Loan Obligations — 3.3%
1,585,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 4.084%, 4/23/2034, 144A(b)	1,410,913
5,565,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3-month LIBOR + 1.700%, 2.763%, 7/20/2034, 144A(b)	5,249,147
14,785,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 2.713%, 7/20/2031, 144A(b)	14,074,374
4,650,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 2.714%, 7/15/2031, 144A(b)	4,437,142
3,520,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3-month LIBOR + 3.000%, 4.044%, 10/15/2034, 144A(b)	3,260,724
4,075,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3-month LIBOR + 1.500%, 2.544%, 10/15/2030, 144A(b)	3,904,812
1,651,667	Atrium XV, Series 15A, Class D, 3-month LIBOR + 3.000%, 4.184%, 1/23/2031, 144A(b)	1,558,923
1,170,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3-month LIBOR + 1.400%, 2.878%, 11/20/2030, 144A(b)	1,113,547
5,320,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3-month LIBOR + 1.550%, 2.594%, 7/18/2030, 144A(b)	5,099,172
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.700%, 2.744%, 7/15/2031, 144A(b)	2,408,827
3,920,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3-month LIBOR + 1.700%, 2.744%, 10/15/2034, 144A(b)	3,718,175
7,170,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3-month LIBOR + 1.650%, 2.713%, 10/20/2034, 144A(b)	6,816,505
Collateralized Loan Obligations — continued
$6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR2, 3-month LIBOR + 1.800%, 2.844%, 10/17/2031, 144A(b)	$6,260,754
4,415,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3-month LIBOR + 1.650%, 2.694%, 10/15/2034, 144A(b)	4,181,976
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 2.444%, 1/15/2031, 144A(b)	3,189,064
1,250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3-month LIBOR + 1.650%, 2.834%, 10/25/2031, 144A(b)	1,190,172
4,465,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 3.205%, 11/22/2031, 144A(b)	4,250,171
5,405,000	Goldentree Loan Management U.S CLO 3 Ltd., Series 2018-3A, Class B1, 3-month LIBOR + 1.550%, 2.613%, 4/20/2030, 144A(b)	5,197,934
13,735,000	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3-month LIBOR + 1.480%, 2.543%, 4/20/2031, 144A(b)	13,040,998
3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 3.050%, 4.094%, 4/15/2034, 144A(b)	3,190,535
13,180,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BRR, 3-month LIBOR + 1.700%, 2.836%, 10/22/2030, 144A(b)	12,649,215
2,945,000	Magnetite XIV-R Ltd., Series 2015-14RA, Class B, 3-month LIBOR + 1.600%, 2.644%, 10/18/2031, 144A(b)	2,824,314
13,895,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3-month Term SOFR + 1.950%, 2.738%, 4/15/2035, 144A(b)	13,004,129
2,105,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 3.944%, 4/15/2034, 144A(b)	1,838,760
545,455	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class A2R2, 3-month LIBOR + 1.700%, 2.798%, 10/21/2030, 144A(b)	521,206
6,205,000	OCP CLO Ltd., Series 2016-12A, Class BR2, 3-month Term SOFR + 1.810%, 2.531%, 4/18/2033, 144A(b)	5,861,991
14,755,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3-month LIBOR + 1.550%, 2.594%, 1/17/2032, 144A(b)	13,928,735
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3-month LIBOR + 1.600%, 2.644%, 7/15/2030, 144A(b)	1,901,216
1,986,282	Octagon Investment Partners 28 Ltd., Series 2016-1A, Class BR, 3-month LIBOR + 1.800%, 2.984%, 10/24/2030, 144A(b)	1,909,770
4,155,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.300%, 4.344%, 7/15/2036, 144A(b)	3,750,461
7,170,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 2.514%, 4/16/2031, 144A(b)	6,816,548
1,440,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 3.205%, 5/21/2034, 144A(b)	1,369,608
12,875,000	Post CLO Ltd., Series 2022-1A, Class B, 3-month Term SOFR + 1.900%, 2.613%, 4/20/2035, 144A(b)	11,988,437
4,310,000	Rad CLO Ltd., Series 2021-15A, Class B, 3-month LIBOR + 1.650%, 1.897%, 1/20/2034, 144A(b)	4,056,813

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
Collateralized Loan Obligations — continued
$1,730,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 2.463%, 4/20/2034, 144A(b)	$1,604,452
1,015,000	Regatta XV Funding Ltd., Series 2018-4A, Class A2, 3-month LIBOR + 1.850%, 3.034%, 10/25/2031, 144A(b)	965,894
6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3-month LIBOR + 3.250%, 4.313%, 4/20/2034, 144A(b)	6,225,413
1,830,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3-month LIBOR + 3.750%, 4.813%, 10/20/2034, 144A(b)	1,704,111
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 2.744%, 10/18/2031, 144A(b)	3,163,961
1,610,000	Voya CLO Ltd., Series 2016-3A, Class A3R, 3-month LIBOR + 1.750%, 2.794%, 10/18/2031, 144A(b)	1,527,525
6,235,000	Voya CLO Ltd., Series 2018-3A, Class B, 3-month LIBOR + 1.650%, 2.694%, 10/15/2031, 144A(b)	5,917,402

	Total Collateralized Loan Obligations (Identified Cost $205,514,256)	197,083,826

Shares
Preferred Stocks — 1.3%
Convertible Preferred Stocks — 1.3%
	Banking — 0.7%
17,832	Bank of America Corp., Series L, 7.250%	21,478,644
18,269	Wells Fargo & Co., Class A, Series L, 7.500%	22,206,152

		43,684,796

	Wireless — 0.6%
28,763	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(d)(e)	32,979,656

	Total Convertible Preferred Stocks (Identified Cost $83,896,535)	79,664,452

	Total Preferred Stocks (Identified Cost $83,896,535)	76,664,452

Principal Amount
Short-Term Investments — 10.8%
$395,029,785	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $395,033,626 on 7/01/2022 collateralized by $401,113,000 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $402,930,444 including accrued interest (Note 2 of Notes to Financial Statements)	395,029,785
72,900,000	U.S. Treasury Bills, 0.776%, 7/28/2022(i)	72,841,087
191,030,000	U.S. Treasury Bills, 1.530%-1.532%, 9/15/2022(i)(j)	190,392,808

	Total Short-Term Investments (Identified Cost $658,299,928)	658,263,680

	Total Investments — 99.1% (Identified Cost $6,488,606,639)	6,001,702,049
	Other assets less liabilities — 0.9%	55,132,748

	Net Assets — 100.0%	$6,056,834,797

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of June 30, 2022 is disclosed.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2022 is disclosed.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2022, the value of these securities amounted to $84,257,792 or 1.4% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Illiquid security.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(j)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $2,125,269,275 or 35.1% of net assets.
ABS	Asset-Backed Securities
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

At June 30, 2022, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	32,363,100	$(712,444)	$(929,763)	$(217,319)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	13,518,450	(351,432)	(388,373)	(36,941)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	13,518,450	(316,439)	(388,373)	(71,934)

Total						$(1,706,509)	$(326,194)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

At June 30, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	9/21/2022	1,760	$215,769,092	$224,180,000	$8,410,908

Industry Summary at June 30, 2022 (Unaudited)

Treasuries	12.9%
Banking	10.0
ABS Car Loan	6.5
Technology	4.8
ABS Home Equity	4.6
Finance Companies	3.9
Life Insurance	2.9
Metals & Mining	2.8
ABS Other	2.7
Cable Satellite	2.5
Independent Energy	2.4
Aerospace & Defense	2.1
Wireless	2.1
Automotive	2.0
Other Investments, less than 2% each	22.8
Short-Term Investments	10.8
Collateralized Loan Obligations	3.3

Total Investments	99.1
Other assets less liabilities (including swap agreements and futures contracts)	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 85.2% of Net Assets
Non-Convertible Bonds — 81.6%
	ABS Car Loan — 5.8%
$2,590,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.400%, 6/15/2026, 144A(a)	$2,512,800
2,660,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class D, 1.770%, 12/14/2026, 144A(a)	2,548,742
1,210,000	Avid Automobile Receivables Trust, Series 2019-1, Class C, 3.140%, 7/15/2026, 144A(a)	1,200,152
1,035,000	Avid Automobile Receivables Trust, Series 2019-1, Class D, 4.030%, 7/15/2026, 144A(a)	1,027,657
330,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class C, 4.730%, 9/20/2024, 144A(a)	326,450
1,165,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/22/2025, 144A	1,138,777
1,565,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A(a)	1,455,116
2,360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class C, 3.020%, 8/20/2026, 144A(a)	2,164,156
1,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class B, 2.960%, 2/20/2027, 144A(a)	1,125,958
1,800,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027, 144A	1,740,179
1,785,000	California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.330%, 4/15/2025(a)	1,786,034
1,125,000	Carmax Auto Owner Trust, Series 2018-4, Class D, 4.150%, 4/15/2025(a)	1,125,447
2,350,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025(a)	2,342,724
610,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.300%, 9/11/2028	569,533
1,180,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A(a)	1,104,498
1,655,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A(a)	1,650,019
1,110,000	DT Auto Owner Trust, Series 2020-3A, Class D, 1.840%, 6/15/2026, 144A(a)	1,058,076
2,290,000	DT Auto Owner Trust, Series 2022-2A, Class D, 5.460%, 3/15/2028, 144A(a)	2,229,997
1,265,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.730%, 4/15/2026, 144A(a)	1,269,840
800,000	Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.320%, 7/15/2025(a)	793,149
635,000	First Investors Auto Owner Trust, Series 2019-2A, Class D, 2.800%, 12/15/2025, 144A(a)	624,539
1,475,000	First Investors Auto Owner Trust, Series 2019-2A, Class E, 3.880%, 1/15/2026, 144A(a)	1,440,295
3,305,000	Flagship Credit Auto Trust, Series 2019-2, Class D, 3.530%, 5/15/2025, 144A(a)	3,249,537
3,120,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.480%, 10/15/2027, 144A	2,877,979
	ABS Car Loan — continued
$4,913,414	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A(a)	$4,906,463
4,540,000	GLS Auto Receivables Trust, Series 2020-3A, Class C, 1.920%, 5/15/2025, 144A(a)	4,482,088
1,439,000	Hertz Vehicle Financing III LLC, Series 2022-1 1A, Class D, 4.850%, 6/25/2026, 144A	1,287,051
1,493,000	Hertz Vehicle Financing III LLC, Series 2022-3 3A, Class D, 6.310%, 3/25/2025, 144A	1,432,741
910,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	899,431
985,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028, 144A	967,619
3,210,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028(a)	3,240,598
1,140,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026(a)	1,116,058
1,675,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.650%, 2/17/2026, 144A(a)	1,610,487
1,920,000	Westlake Automobile Receivables Trust, Series 2022-2 2A, Class D, 5.480%, 9/15/2027, 144A	1,912,053

		59,216,243

	ABS Credit Card — 1.0%
775,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A(a)	760,055
2,845,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A(a)	2,706,880
6,995,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026(a)	6,989,745

		10,456,680

	ABS Home Equity — 7.0%
141,014	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(a)	136,908
147,301	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(a)	143,875
147,331	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	143,587
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(a)	302,304
2,170,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A(a)	2,206,317
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A(a)	1,227,644
3,138,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A(a)	3,171,447
255,759	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	247,469
299,236	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035(a)	300,274
127,852	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	119,405
2,315,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061, 144A(a)(b)	2,119,331
2,184,554	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(a)(b)	2,079,639

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$3,038,399	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(a)(b)	$3,034,230
456,632	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 1-month LIBOR + 2.050%, 3.674%, 1/25/2040, 144A(c)	446,895
1,483,382	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, 30-day Average SOFR + 2.750%, 3.698%, 5/25/2042, 144A(a)(c)	1,480,600
1,830,000	CoreVest American Finance Ltd., Series 2019-2, Class B, 3.424%, 6/15/2052, 144A(a)	1,684,573
245,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.753%, 5/15/2052, 144A(a)(b)	232,094
1,340,000	CoreVest American Finance Trust, Series 2020-4, Class C, 2.250%, 12/15/2052, 144A	1,121,559
292,585	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033(a)	280,202
369,608	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034	359,643
34,499	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.953%, 9/20/2034(b)	32,852
1,984,534	Credit Suisse Mortgage Trust, Series 2019-RP10, Class A1, 2.938%, 12/26/2059, 144A(b)	1,956,147
1,345,897	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 2.691%, 3/25/2060, 144A(b)	1,304,836
2,131,958	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)(b)	2,018,742
114,483	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033(a)	113,332
360,431	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.660%, 2.272%, 9/19/2045(c)	243,591
1,117,981	Federal Home Loan Mortgage Corp., Series 2022-DN44, Class M1A, 30-day Average SOFR + 2.200%, 3.126%, 5/25/2042, 144A(a)(c)	1,103,864
833,607	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 1-month LIBOR + 2.200%, 3.824%, 1/25/2030(a)(c)	837,226
1,715,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037, 144A	1,573,682
4,165,000	FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.668%, 10/19/2037, 144A	3,804,445
244,741	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)(b)	235,169
244,928	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	206,001
404,679	IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A5, 1-month LIBOR + 1.220%, 2.844%, 9/25/2034(c)	366,289
1,776,628	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1, 1-month LIBOR + 0.420%, 2.044%, 2/25/2046(c)	1,353,811
	ABS Home Equity — continued
$674,311	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	$660,505
1,492,290	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(b)	1,482,305
1,034,166	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(b)	1,018,107
284,787	Lehman XS Trust, Series 2006-2N, Class 1A1, 1-month LIBOR + 0.520%, 2.144%, 2/25/2046(c)	242,575
181,107	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 2.750%, 5/25/2034(a)(b)	177,780
161,531	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(a)	156,182
134,966	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(a)	128,393
161,335	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(a)	157,836
483,550	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	467,415
23,512	Merrill Lynch Mortgage Investors Trust, Series 2006-2, Class 2A, 2.408%, 5/25/2036(b)	23,002
245,000	Mill City Mortgage Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060, 144A(a)(b)	212,959
272,794	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035	201,092
519,259	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	497,176
1,005,000	Progress Residential Trust, Series 2019-SFR3, Class D, 2.871%, 9/17/2036, 144A(a)	962,378
785,000	Progress Residential Trust, Series 2020-SFR3, Class E, 2.296%, 10/17/2027, 144A	706,189
795,000	Progress Residential Trust, Series 2021-SFR2, Class E2, 2.647%, 4/19/2038, 144A	695,197
570,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A(a)	496,190
470,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	407,592
930,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A(a)	804,117
400,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038, 144A	344,106
585,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	501,059
415,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	332,395
1,137,484	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(b)	1,087,688
2,442,704	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(a)(b)	2,302,928
3,126,981	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(a)(b)	2,937,683
1,955,990	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026, 144A(b)	1,848,232
1,844,380	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1-month LIBOR + 0.310%, 1.934%, 7/25/2035(c)	1,239,692
655,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(a)(b)	562,392
4,085,391	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)(b)	3,955,760
1,040,000	Tricon American Homes, Series 2020-SFR1, Class E, 3.544%, 7/17/2038, 144A	983,874

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$1,170,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.730%, 11/17/2039, 144A	$998,474
596,977	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(b)	574,759
1,120,889	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(b)	1,058,780
1,207,470	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(b)	1,146,047
3,160,956	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(a)(b)	2,994,426
1,497,510	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(b)	1,422,356
1,985,542	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(b)	1,895,035

		71,670,659

	ABS Other — 4.4%
486,805	Accelerated Assets LLC, Series 2018-1, Class B, 4.510%, 12/02/2033, 144A	472,580
995,000	Affirm Asset Securitization Trust, Series 2021-A, Class C, 1.660%, 8/15/2025, 144A	951,509
2,218,114	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 7.072%, 2/15/2040, 144A(b)	625,564
1,941,434	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A(a)	1,624,227
2,340,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035, 144A(a)	2,141,062
834,911	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(a)(b)	737,772
451,343	Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, 2.741%, 8/15/2041, 144A(a)	403,386
5,102,563	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A(a)	4,500,049
885,550	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	762,852
535,537	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.530%, 1/21/2031, 144A	532,798
673,843	Diamond Resorts Owner Trust, Series 2019-1, Class B, 3.530%, 2/20/2032, 144A(a)	659,800
305,000	Freedom Financial Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A(a)	295,431
276,017	Hilton Grand Vacations Trust, Series 2018-AA, Class C, 4.000%, 2/25/2032, 144A(a)	268,159
975,000	HPEFS Equipment Trust, Series 2020-1A, Class D, 2.260%, 2/20/2030, 144A(a)	962,832
5,900,000	HPEFS Equipment Trust, Series 2020-2A, Class D, 2.790%, 7/22/2030, 144A(a)	5,810,563
700,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A(a)	656,187
1,936,416	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	1,700,043
988,407	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A(a)	915,704
1,292,169	MAPS Ltd., Series 2018-1A, Class B, 5.193%, 5/15/2043, 144A	985,279
310,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A(a)	288,722
241,637	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037, 144A	233,511
	ABS Other — continued
$234,158	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036, 144A(a)	$222,203
730,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069, 144A(a)	651,797
3,230,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A(a)	3,226,734
1,110,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032, 144A(a)	1,104,447
1,020,000	OneMain Financial Issuance Trust, Series 2020-2A, Class C, 2.760%, 9/14/2035, 144A(a)	891,964
810,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	683,695
3,407,392	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	2,992,733
983,929	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C, 3.510%, 7/20/2037, 144A	941,526
1,012,500	SLAM Ltd., Series 2021-1A, Class B, 3.422%, 6/15/2046, 144A(a)	851,210
2,172,470	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037, 144A(a)	2,028,107
357,134	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045, 144A(a)	334,722
3,850,151	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A(a)	3,311,389
1,903,968	Wave Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	1,709,225
562,869	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043, 144A(a)(b)	460,003
743,509	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045, 144A(a)	632,100

		45,569,885

	ABS Student Loan — 1.5%
189,625	Commonbond Student Loan Trust, Series 2021-AGS, Class B, 1.400%, 3/25/2052, 144A(a)	165,075
1,277,721	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041, 144A(a)	1,208,653
1,035,000	Navient Private Education Refi Loan Trust, Series 2018-A, Class B, 3.680%, 2/18/2042, 144A(a)	1,033,642
1,775,000	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.220%, 6/16/2042, 144A(a)	1,676,624
3,410,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class B, 3.120%, 8/15/2068, 144A(a)	3,055,520
695,000	Navient Private Education Refi Loan Trust, Series 2019-GA, Class B, 3.080%, 10/15/2068, 144A(a)	618,971
320,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069, 144A(a)	291,603

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Student Loan — continued
$1,290,000	Navient Private Education Refi Loan Trust, Series 2020-FA, Class B, 2.690%, 7/15/2069, 144A(a)	$1,146,053
810,000	Nelnet Student Loan Trust, Series 2021-DA, Class B, 2.900%, 4/20/2062, 144A(a)	692,988
428,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day Auction Rate Security, 5.023%, 6/15/2032(a)(c)	419,500
1,259,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day Auction Rate Security, 5.133%, 3/15/2033(a)(c)	1,234,972
134,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day Auction Rate Security, 5.213%, 3/15/2033(a)(c)	131,443
800,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A(a)	765,122
588,212	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1-month LIBOR + 0.750%, 2.074%, 10/15/2035, 144A(a)(c)	580,079
190,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A(a)	175,643
510,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A(a)	481,971
125,000	SoFi Professional Loan Program LLC, Series 2016-C, Class B, 3.350%, 5/25/2037, 144A(a)(b)	124,996
1,350,000	SoFi Professional Loan Program Trust, Series 2020-A, Class BFX, 3.120%, 5/15/2046, 144A(a)	1,231,043

		15,033,898

	ABS Whole Business — 1.7%
3,892,157	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A(a)	3,830,849
2,251,338	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A(a)	2,098,818
97,750	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	88,474
2,998,125	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	2,665,420
2,523,000	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A(a)	2,502,649
4,006,225	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A(a)	3,773,536
988,200	Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.080%, 6/15/2049, 144A	929,253
1,440,450	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	1,220,927

		17,109,926

	Aerospace & Defense — 1.7%
1,065,000	Boeing Co. (The), 3.375%, 6/15/2046	704,657
90,000	Boeing Co. (The), 3.625%, 3/01/2048	60,279
1,915,000	Boeing Co. (The), 3.750%, 2/01/2050	1,350,343
375,000	Boeing Co. (The), 3.825%, 3/01/2059	241,595
325,000	Boeing Co. (The), 3.850%, 11/01/2048	229,482
1,420,000	Boeing Co. (The), 3.900%, 5/01/2049	1,007,424
135,000	Boeing Co. (The), 3.950%, 8/01/2059	90,877
	Aerospace & Defense — continued
$2,065,000	Boeing Co. (The), 5.150%, 5/01/2030	$1,982,148
2,480,000	Boeing Co. (The), 5.805%, 5/01/2050(a)	2,277,810
1,150,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	1,112,625
2,550,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A(d)(e)	2,583,277
305,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	225,182
2,580,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	2,396,175
2,790,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	2,821,360

		17,083,234

	Airlines — 0.6%
640,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	588,022
735,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	627,514
5,388,936	United Airlines Pass Through Trust, Series 2019-2, Class B, 3.500%, 11/01/2029	4,612,390
597,600	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	565,527

		6,393,453

	Automotive — 2.0%
1,645,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,504,647
4,935,000	Aptiv PLC/Aptiv Corp., 2.396%, 2/18/2025(a)	4,712,923
4,675,000	Ford Motor Co., 9.000%, 4/22/2025	5,013,376
330,000	General Motors Co., 5.200%, 4/01/2045	277,182
2,530,000	General Motors Co., 5.400%, 4/01/2048(a)	2,200,852
2,905,000	General Motors Co., 5.950%, 4/01/2049(a)	2,697,624
1,365,000	General Motors Financial Co., Inc., 1.200%, 10/15/2024	1,269,328
1,455,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(f)	1,218,563
1,170,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(f)	993,038
470,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(f)	408,900

		20,296,433

	Banking — 9.0%
2,530,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(f)	2,006,328
2,400,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(f)	1,770,600
2,025,000	ANZ New Zealand International Ltd., 2.166%, 2/18/2025, 144A(a)	1,934,741
6,540,000	Bank of America Corp., (fixed rate to 02/04/2024, variable rate thereafter), 1.843%, 2/04/2025(a)	6,304,301
7,290,000	Bank of Nova Scotia (The), 0.650%, 7/31/2024(a)	6,833,929
1,735,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(f)	1,330,508
4,460,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035(a)	3,677,038
6,580,000	Citigroup, Inc., (fixed rate to 1/25/2025, variable rate thereafter), 2.014%, 1/25/2026(a)	6,164,191
1,330,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025(a)	1,245,983

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$5,280,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	$3,969,443
6,540,000	Goldman Sachs Group, Inc. (The), (fixed rate to 1/24/2024, variable rate thereafter), 1.757%, 1/24/2025(a)	6,286,967
6,595,000	JPMorgan Chase & Co., (fixed rate to 2/24/2025, variable rate thereafter), 2.595%, 2/24/2026(a)	6,268,151
7,370,000	JPMorgan Chase & Co., (fixed rate to 8/09/2024, variable rate thereafter), 0.768%, 8/09/2025(a)	6,835,440
7,615,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 10/11/2024, variable rate thereafter), 0.962%, 10/11/2025(a)	7,053,680
7,575,000	Morgan Stanley, (fixed rate to 10/21/2024, variable rate thereafter), MTN, 1.164%, 10/21/2025(a)	7,026,494
6,595,000	Morgan Stanley, (fixed rate to 2/18/2025, variable rate thereafter), 2.630%, 2/18/2026(a)	6,291,895
7,275,000	Morgan Stanley, GMTN, (fixed rate to 1/22/2024, variable rate thereafter), 0.791%, 1/22/2025(a)	6,876,876
6,615,000	Royal Bank of Canada, 1.200%, 4/27/2026(a)	5,942,565
3,550,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A(a)	2,867,598
2,255,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026, 144A	2,017,205

		92,703,933

	Building Materials — 1.1%
7,070,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	5,302,500
3,360,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	2,876,731
1,725,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	1,533,525
1,720,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(f)	1,459,334

		11,172,090

	Cable Satellite — 3.9%
12,800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	12,080,000
520,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	507,369
180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	136,193
645,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	516,553
330,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	294,637
11,205,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.400%, 12/01/2061(a)	8,058,726
12,090,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	8,085,067
405,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	272,985
405,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	294,650
885,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	799,270
2,740,000	DISH DBS Corp., 5.125%, 6/01/2029	1,664,934
6,185,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	4,848,050
1,565,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	1,399,188
	Cable Satellite — continued
$1,625,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027, 144A	$1,438,125

		40,395,747

	Chemicals — 0.5%
1,330,000	Ashland LLC, 3.375%, 9/01/2031, 144A	1,081,787
2,115,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	1,803,841
210,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	176,346
1,105,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	884,939
1,340,000	SPCM S.A., 3.125%, 3/15/2027, 144A	1,128,736

		5,075,649

	Construction Machinery — 1.2%
3,670,000	Caterpillar Financial Services Corp., MTN, 0.600%, 9/13/2024(a)	3,453,056
5,370,000	Caterpillar Financial Services Corp., MTN, 0.950%, 1/10/2024(a)	5,185,910
2,730,000	John Deere Capital Corp., MTN, 0.625%, 9/10/2024(a)	2,567,639
1,110,000	United Rentals North America, Inc., 4.875%, 1/15/2028	1,049,483

		12,256,088

	Consumer Cyclical Services — 1.8%
380,000	Expedia Group, Inc., 2.950%, 3/15/2031	302,251
405,000	Expedia Group, Inc., 3.250%, 2/15/2030	337,761
1,575,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.250%, 12/01/2027, 144A	1,441,125
925,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	761,895
10,725,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	8,821,313
680,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	628,891
6,470,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	6,268,007
320,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	318,560

		18,879,803

	Consumer Products — 0.1%
1,605,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	1,321,557

	Electric — 1.2%
1,955,000	Calpine Corp., 3.750%, 3/01/2031, 144A	1,590,197
1,165,000	Calpine Corp., 5.125%, 3/15/2028, 144A	1,025,549
3,805,000	Edison International, Series A, (fixed rate to 3/15/2026, variable rate thereafter), 5.375%(f)	3,091,562
3,860,000	NRG Energy, Inc., 5.750%, 1/15/2028	3,508,470
460,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	307,259
2,135,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	1,552,176
255,000	Pacific Gas & Electric Co., 4.950%, 7/01/2050	203,467
685,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	662,895

		11,941,575

	Finance Companies — 4.3%
1,140,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.500%, 7/15/2025	1,166,422
4,455,000	Aircastle Ltd., 4.250%, 6/15/2026(a)	4,121,409
855,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(f)	705,656
1,530,000	Ares Capital Corp., 2.875%, 6/15/2028	1,212,129
3,400,000	Ares Capital Corp., 3.200%, 11/15/2031(a)	2,470,462
1,870,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	1,622,079

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Finance Companies — continued
$6,355,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	$5,314,361
2,335,000	FS KKR Capital Corp., 3.125%, 10/12/2028	1,862,314
5,050,000	FS KKR Capital Corp., 3.400%, 1/15/2026	4,482,134
90,000	Navient Corp., 5.875%, 10/25/2024	82,727
1,040,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	900,648
2,290,000	OneMain Finance Corp., 3.500%, 1/15/2027	1,832,000
5,000	OneMain Finance Corp., 6.875%, 3/15/2025	4,739
2,415,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	1,896,393
1,415,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	1,193,957
11,490,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	9,495,451
2,865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	2,252,807
105,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	78,675
5,245,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	3,723,950

		44,418,313

	Financial Other — 1.0%
540,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	179,523
425,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026	136,399
430,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025	146,200
1,540,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	495,757
485,000	Central China Real Estate Ltd., 7.250%, 7/16/2024	150,597
410,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	126,620
1,000,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	428,830
625,000	Central China Real Estate Ltd., 7.750%, 5/24/2024	197,425
670,000	CFLD Cayman Investment Ltd., 6.900%, 1/13/2023(d)(e)(g)	57,245
1,350,000	CFLD Cayman Investment Ltd., 6.920%, 6/16/2022(g)	115,169
200,000	CFLD Cayman Investment Ltd., 7.125%, 4/08/2022(g)	16,910
590,000	CFLD Cayman Investment Ltd., 8.050%, 1/13/2025(d)(e)(g)	53,466
870,000	CFLD Cayman Investment Ltd., 8.600%, 4/08/2024(g)	77,082
785,000	CFLD Cayman Investment Ltd., 8.750%, 9/28/2022(d)(e)(g)	70,512
710,000	China Aoyuan Group Ltd., 6.350%, 2/08/2024(d)(e)(g)	65,135
645,000	China Aoyuan Group Ltd., 7.950%, 2/19/2023(d)(e)(g)	60,953
630,000	China Evergrande Group, 8.250%, 3/23/2022(g)	51,755
1,020,000	China Evergrande Group, 8.750%, 6/28/2025(d)(e)(g)	83,926
270,000	China Evergrande Group, 9.500%, 4/11/2022(g)	21,978
220,000	China Evergrande Group, 9.500%, 3/29/2024(g)	18,667
1,110,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026	631,612
480,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	387,917
1,115,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	1,040,637
1,980,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,753,963
	Financial Other — continued
$125,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	$117,020
470,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	444,296
1,875,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(g)	257,812
205,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(g)	27,944
855,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(g)	116,049
4,525,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(g)	613,861
2,045,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(g)	276,913
2,125,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(g)	289,510
645,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026	122,763
845,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026	169,253
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025	85,036
230,000	Logan Group Co. Ltd., 4.850%, 12/14/2026	49,291
825,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)(e)	85,132
725,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(d)(e)	77,626
610,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)(e)	67,295
410,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(g)	61,258
2,620,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(d)(e)(g)	386,267
205,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(g)	31,154
1,090,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025(g)	162,334
210,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)(e)	27,529
1,085,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)(e)	157,162
4,400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)(e)(g)	286,000
325,000	Yuzhou Group Holdings Co. Ltd., 7.375%, 1/13/2026(d)(e)(g)	22,987
415,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)(e)(g)	30,677
555,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(d)(e)(g)	40,471
1,360,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(d)(e)(g)	91,134
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(d)(e)(g)	14,099
220,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(d)(e)(g)	15,248

		10,494,399

	Food & Beverage — 0.9%
2,055,000	Aramark Services, Inc., 6.375%, 5/01/2025, 144A	2,010,509
175,000	Darling Ingredients, Inc., 6.000%, 6/15/2030, 144A	174,414
1,015,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	857,374
350,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	291,574
3,975,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	3,051,886

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Food & Beverage — continued
$2,980,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	$2,853,350

		9,239,107

	Gaming — 1.2%
1,810,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	1,432,639
875,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	663,950
2,940,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	2,758,984
910,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	853,407
2,670,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029, 144A	2,296,393
1,320,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	1,205,569
1,140,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	1,048,800
985,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	936,981
815,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	804,813

		12,001,536

	Government Owned – No Guarantee — 1.5%
2,350,000	Antares Holdings LP, 2.750%, 1/15/2027, 144A	1,876,621
2,790,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	2,345,681
845,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	733,495
4,801,000,000	Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024, 144A, (COP)	1,061,903
6,595,000	Petroleos Mexicanos, 5.950%, 1/28/2031(a)	4,823,451
5,290,000	Petroleos Mexicanos, 6.625%, 6/15/2035(a)	3,607,304
1,770,000	YPF S.A., 6.950%, 7/21/2027, 144A	1,004,475

		15,452,930

	Health Insurance — 0.7%
6,575,000	Centene Corp., 4.250%, 12/15/2027	6,137,565
965,000	Molina Healthcare, Inc., 4.375%, 6/15/2028, 144A	862,007

		6,999,572

	Healthcare — 2.2%
2,255,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A	1,972,336
475,000	Charles River Laboratories International, Inc., 4.250%, 5/01/2028, 144A	426,697
1,775,000	HCA, Inc., 5.375%, 2/01/2025	1,765,699
3,855,000	HCA, Inc., 5.875%, 2/15/2026	3,874,776
7,600,000	PerkinElmer, Inc., 0.850%, 9/15/2024(a)	7,034,088
340,000	Tenet Healthcare Corp., 4.875%, 1/01/2026, 144A	312,800
175,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	149,762
255,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	234,706
7,610,000	Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024(a)	7,209,620

		22,980,484

	Independent Energy — 2.5%
3,095,000	Aker BP ASA, 3.750%, 1/15/2030, 144A(a)	2,772,706
1,670,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	1,500,064
2,710,000	ConocoPhillips Co., 2.400%, 3/07/2025(a)	2,615,410
410,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	320,177
	Independent Energy — continued
$3,280,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A(a)	$3,171,563
1,515,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	1,282,144
2,185,000	EQT Corp., 3.625%, 5/15/2031, 144A	1,887,971
1,680,000	EQT Corp., 3.900%, 10/01/2027	1,563,391
585,000	EQT Corp., 5.000%, 1/15/2029	566,327
1,790,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	1,687,039
740,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	681,858
4,660,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	4,627,520
115,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	116,544
180,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	197,550
180,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	206,654
320,000	Ovintiv, Inc., 6.500%, 8/15/2034	333,995
140,000	Ovintiv, Inc., 6.500%, 2/01/2038	144,474
695,000	Ovintiv, Inc., 6.625%, 8/15/2037	729,154
90,000	Ovintiv, Inc., 7.200%, 11/01/2031	98,404
85,000	Ovintiv, Inc., 7.375%, 11/01/2031	93,443
385,000	Ovintiv, Inc., 8.125%, 9/15/2030	442,267
380,000	Southwestern Energy Co., 4.750%, 2/01/2032	324,719

		25,363,374

	Industrial Other — 0.3%
1,865,000	GMR Hyderabad International Airport Ltd., 4.750%, 2/02/2026, 144A	1,698,008
1,270,000	GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024	1,231,379
500,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	384,921

		3,314,308

	Leisure — 0.7%
1,880,000	Carnival Corp., 5.750%, 3/01/2027, 144A	1,357,887
580,000	Carnival Corp., 6.000%, 5/01/2029, 144A	407,514
1,560,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,224,428
1,405,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	1,201,289
570,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	414,675
240,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	170,486
3,090,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	2,147,550

		6,923,829

	Life Insurance — 0.1%
1,110,000	Global Atlantic Finance Co., 4.400%, 10/15/2029, 144A	1,005,648

	Local Authorities — 0.7%
7,080,000	Province of Ontario Canada, 1.050%, 4/14/2026(a)	6,502,598
67,000,000	Provincia de Buenos Aires, BADLARPP + 3.750%, 49.102%, 4/12/2025, 144A, (ARS)(c)	236,222

		6,738,820

	Lodging — 0.7%
435,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	332,030
1,435,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	1,162,350
1,370,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 4/01/2027	1,290,725
360,000	Hyatt Hotels Corp., (Step to 5.625% on 4/23/2022), 5.625%, 4/23/2025	364,634
1,125,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	935,638

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Lodging — continued
$1,005,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	$777,458
1,535,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,189,625
195,000	Travel & Leisure Co., 6.000%, 4/01/2027	176,617
960,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	910,205

		7,139,282

	Media Entertainment — 1.9%
2,745,000	Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/2027, 144A	2,317,686
2,830,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	2,332,146
2,400,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	2,053,992
1,220,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	969,509
655,000	Magallanes, Inc., 3.755%, 3/15/2027, 144A	614,711
855,000	Magallanes, Inc., 4.054%, 3/15/2029, 144A	783,838
1,315,000	Magallanes, Inc., 4.279%, 3/15/2032, 144A	1,174,808
1,040,000	Netflix, Inc., 4.875%, 4/15/2028	978,692
3,215,000	Netflix, Inc., 4.875%, 6/15/2030, 144A(a)	2,942,513
860,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	812,700
1,325,000	Netflix, Inc., 5.875%, 11/15/2028	1,295,466
1,705,000	Netflix, Inc., 6.375%, 5/15/2029	1,721,965
1,025,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.000%, 8/15/2027, 144A	895,594
600,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	495,000

		19,388,620

	Metals & Mining — 1.1%
4,180,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	3,849,780
3,870,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	3,658,937
1,930,000	FMG Resources August Pty Ltd., 4.500%, 9/15/2027, 144A	1,722,525
1,310,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	1,192,020
1,455,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	1,349,920

		11,773,182

	Midstream — 0.5%
2,340,000	DCP Midstream Operating LP, 5.375%, 7/15/2025	2,275,650
695,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	582,038
770,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	733,425
2,070,000	Western Midstream Operating LP, 3.600%, 2/01/2025	1,906,988

		5,498,101

	Non-Agency Commercial Mortgage-Backed Securities — 5.2%
2,995,000	Barclays Commercial Mortgage Securities, Series 2020-BID, Class B, 1-month LIBOR + 2.540%, 3.864%, 10/15/2037, 144A(a)(c)	2,938,283
2,155,000	BPR Trust, Series 2021-NRD, Class F, 1-month Term SOFR + 6.870%, 8.204%, 12/15/2023, 144A(c)	2,025,751
2,040,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 5.108%, 5/10/2047, 144A(b)	1,859,929
2,585,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A(a)	2,464,789
140,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.456%, 12/10/2044(b)	133,031
	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,890,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	$1,586,547
5,680,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	4,450,625
750,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034, 144A(b)	705,916
611,238	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 3.575%, 7/15/2038, 144A(c)	589,750
1,640,000	Greystone Commercial Real Estate Notes Ltd., Series 2021-HC2, Class A, 1-month LIBOR + 1.800%, 3.124%, 12/15/2039, 144A(a)(c)	1,572,181
3,195,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033, 144A(b)	2,510,561
540,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.302%, 8/10/2044, 144A(b)	448,200
3,905,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.302%, 8/10/2044, 144A(b)	1,663,530
1,420,000	GS Mortgage Securities Trust, Series 2013-G1, Class B, 3.720%, 4/10/2031, 144A(a)(b)	1,365,464
845,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	773,599
1,945,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046, 144A(b)	1,849,413
405,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class C, 4.934%, 10/15/2045, 144A(a)(b)	404,122
2,435,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.509%, 12/15/2047, 144A(a)(b)	2,410,613
1,088,282	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.385%, 6/15/2044, 144A(b)	1,027,015
2,515,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.385%, 6/15/2044, 144A(b)(d)(e)	2,012,000
1,350,000	RBS Commercial Funding Trust, Series 2013-GSP, Class A, 3.961%, 1/15/2032, 144A(a)(b)	1,328,433
1,060,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 1-month LIBOR + 2.750%, 4.075%, 11/15/2027, 144A(c)(e)(h)(i)	528,592
4,243,654	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 4.825%, 11/15/2027, 144A(c)(e)(h)(i)	1,185,571
3,575,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 5.725%, 11/15/2027, 144A(c)(e)(h)(i)	361,690
1,370,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 4.961%, 5/10/2063, 144A(b)(d)(e)	46,306
3,094,293	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.434%, 7/15/2046(b)	2,901,705

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,690,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(a)(b)	$1,480,256
440,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.305%, 11/15/2059(b)	373,533
4,885,000	Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class C, 3.139%, 9/15/2031, 144A(a)(b)	4,383,295
2,886,031	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.415%, 3/15/2044, 144A(b)	1,229,449
1,699,593	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.026%, 6/15/2044, 144A(b)	1,318,766
2,245,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.491%, 12/15/2045(b)	2,093,240
725,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.689%, 6/15/2045(b)	514,750
1,909,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class D, 4.689%, 6/15/2045, 144A(b)	887,685
975,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.689%, 6/15/2045, 144A(b)(d)(e)	87,750
1,570,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047(a)	1,487,518

		52,999,858

	Pharmaceuticals — 1.9%
685,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	536,040
1,325,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	705,563
145,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	75,400
965,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	498,595
1,960,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	1,003,079
165,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	87,813
270,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	154,575
600,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	520,368
1,665,000	Teva Pharmaceutical Finance Netherlands II BV, 6.000%, 1/31/2025, (EUR)	1,697,363
5,755,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	5,575,962
795,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	651,900
10,035,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	6,249,296
635,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	523,081
1,015,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	989,253

		19,268,288

	REITs – Health Care — 0.0%
$455,000	National Health Investors, Inc., 3.000%, 2/01/2031	$349,195

	REITs – Mortgage — 0.2%
1,630,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	1,315,935
390,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	352,950

		1,668,885

	Restaurants — 0.3%
2,885,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	2,522,355
1,285,000	Yum! Brands, Inc., 3.625%, 3/15/2031	1,079,400

		3,601,755

	Retailers — 0.1%
1,070,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	910,730

	Technology — 1.8%
1,855,000	Broadcom, Inc., 4.150%, 11/15/2030	1,699,576
770,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	686,019
1,975,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	1,665,260
490,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	442,225
1,615,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,193,965
3,815,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	2,899,705
330,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	278,850
1,060,000	Iron Mountain, Inc., 5.000%, 7/15/2028, 144A	938,828
1,315,000	Microchip Technology, Inc., 0.983%, 9/01/2024	1,226,295
1,660,000	Nokia OYJ, EMTN, 2.000%, 3/11/2026, (EUR)	1,589,658
330,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030	291,102
3,580,000	Oracle Corp., 3.950%, 3/25/2051(a)	2,629,498
2,050,000	Western Digital Corp., 2.850%, 2/01/2029	1,669,100
1,780,000	Western Digital Corp., 4.750%, 2/15/2026	1,698,316

		18,908,397

	Transportation Services — 0.2%
1,855,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	1,727,116

	Treasuries — 5.6%
37,993(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	6,839,509
604,374(††††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)(a)	2,951,829
1,342,545(††††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)(a)	6,329,947
338,660,000	Republic of South Africa Government Bond, Series 2037, 8.500%, 1/31/2037, (ZAR)	16,440,948
13,330,000	U.S. Treasury Note, 0.125%, 2/28/2023(a)(j)	13,103,494
12,005,000	U.S. Treasury Note, 1.500%, 3/31/2023(a)	11,891,046

		57,556,773

	Wireless — 1.5%
4,365,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	3,726,837
1,695,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	1,388,273
1,525,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	1,229,912
3,769,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	3,424,551

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — continued
$225,000	Millicom International Cellular S.A., 4.500%, 4/27/2031, 144A	$166,500
657,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	564,370
3,385,000	SBA Communications Corp., 3.875%, 2/15/2027	3,089,794
1,630,000	SoftBank Group Corp., 4.625%, 7/06/2028	1,263,250
750,000	SoftBank Group Corp., 5.250%, 7/06/2031	552,960

		15,406,447

	Total Non-Convertible Bonds (Identified Cost $973,864,081)	837,705,802

Convertible Bonds — 3.6%
	Airlines — 0.5%
915,000	JetBlue Airways Corp., 0.500%, 4/01/2026	672,982
3,680,000	Southwest Airlines Co., 1.250%, 5/01/2025(a)	4,333,200

		5,006,182

	Cable Satellite — 0.8%
35,000	Cable One, Inc., Zero Coupon, 6.042%, 3/15/2026(k)	28,840
2,710,000	DISH Network Corp., Zero Coupon, 0.000%-9.514%, 12/15/2025(l)	1,903,585
1,170,000	DISH Network Corp., 2.375%, 3/15/2024	1,029,600
7,980,000	DISH Network Corp., 3.375%, 8/15/2026	5,390,490

		8,352,515

	Consumer Cyclical Services — 0.3%
235,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.987%, 2/15/2026(l)	150,743
3,425,000	Uber Technologies, Inc., Zero Coupon, 0.000%-5.582%, 12/15/2025(l)	2,736,986

		2,887,729

	Gaming — 0.1%
615,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	911,000

	Healthcare — 0.4%
5,175,000	Teladoc Health, Inc., 1.250%, 6/01/2027	3,790,687

	Leisure — 0.1%
2,375,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	1,523,563

	Media Entertainment — 0.3%
1,505,000	Snap, Inc., Zero Coupon, 6.697%-7.114%, 5/01/2027(l)	1,042,212
1,420,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(l)	1,120,380
580,000	Twitter, Inc., Zero Coupon, 0.000%-1.354%, 3/15/2026(l)	513,337

		2,675,929

	Pharmaceuticals — 1.0%
2,990,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	2,960,100
5,635,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	5,600,063
855,000	Guardant Health, Inc., Zero Coupon, 0.000%, 11/15/2027(k)	527,963
1,285,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026(k)	1,168,450
505,000	Livongo Health, Inc., 0.875%, 6/01/2025	428,038

		10,684,614

	Technology — 0.1%
85,000	Bentley Systems, Inc., 0.375%, 7/01/2027, 144A	65,875
255,000	RingCentral, Inc., Zero Coupon, 7.146%-7.470%, 3/15/2026(l)	191,505
	Technology — continued
$1,325,000	Splunk, Inc., 1.125%, 6/15/2027	$1,093,125
55,000	Unity Software, Inc., Zero Coupon, 7.592%, 11/15/2026, 144A(k)	40,425

		1,390,930

	Total Convertible Bonds (Identified Cost $46,230,562)	37,223,149

	Total Bonds and Notes (Identified Cost $1,020,094,643)	874,928,951

Senior Loans — 0.4%
	Cable Satellite — 0.2%
808,937	DirecTV Financing LLC, Term Loan, 1-month LIBOR + 5.000%, 6.666%, 8/02/2027(c)(m)	742,540
1,930,000	Ziggo BV, 2019 EUR Term Loan H, 6-month EURIBOR + 3.00%, 3.000%, 1/31/2029, (EUR)(c)(n)	1,791,306

		2,533,846

	Media Entertainment — 0.2%
2,222,062	Playtika Holding Corp., 2021 Term Loan, 1-month LIBOR + 2.750%, 4.416%, 3/13/2028(c)(n)	2,090,138

	Total Senior Loans (Identified Cost $5,164,450)	4,623,984

Collateralized Loan Obligations — 5.6%
1,350,000	AGL CLO 3 Ltd., Series 2020-3A, Class C, 3-month LIBOR + 2.150%, 3.194%, 1/15/2033, 144A(a)(c)	1,264,419
1,740,000	AGL CLO 3 Ltd., Series 2020-3A, Class D, 3-month LIBOR + 3.300%, 4.344%, 1/15/2033, 144A(c)	1,645,528
3,460,000	Aimco CLO 11 Ltd., Series 2020-11A, Class DR, 3-month LIBOR + 3.000%, 4.044%, 10/17/2034, 144A(c)	3,149,493
480,000	Apidos CLO XX, Series 2015-20A, Class BRR, 3-month LIBOR + 1.950%, 2.994%, 7/16/2031, 144A(a)(c)	450,951
3,175,000	Apidos CLO XXIII, Series 2015-23A, Class CR, 3-month LIBOR + 2.000%, 3.044%, 4/15/2033, 144A(a)(c)	2,949,016
500,000	Ares LIX CLO Ltd., Series 2021-59A, Class E, 3-month LIBOR + 6.250%, 7.434%, 4/25/2034, 144A(c)	439,360
1,105,000	Atlas Senior Loan Fund Ltd., Series 2021-16A, Class D, 3-month LIBOR + 3.700%, 4.763%, 1/20/2034, 144A(c)	1,033,567
400,000	Ballyrock CLO Ltd., Series 2018-1A, Class C, 3-month LIBOR + 3.150%, 4.213%, 4/20/2031, 144A(c)	357,960
850,000	Barings CLO Ltd., Series 2019-4A, Class C, 3-month LIBOR + 2.800%, 3.844%, 1/15/2033, 144A(a)(c)	827,060
1,830,000	Basswood Park CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.650%, 3.713%, 4/20/2034, 144A(c)	1,644,002
445,000	Battalion CLO XVI Ltd., Series 2019 16A, Class DR, 3-month LIBOR + 3.250%, 4.313%, 12/19/2032, 144A(a)(c)	417,532

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations — continued
$915,000	Bristol Park CLO Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 1.950%, 2.994%, 4/15/2029, 144A(a)(c)	$864,098
455,000	Burnham Park CLO Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 2.150%, 3.213%, 10/20/2029, 144A(a)(c)	433,076
400,000	Carbone CLO Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.800%, 2.863%, 1/20/2031, 144A(a)(c)	372,182
970,000	CarVal CLO IV Ltd., Series 2021-1A, Class D, 3-month LIBOR + 3.250%, 4.313%, 7/20/2034, 144A(c)	907,092
730,000	CIFC Funding II Ltd., Series 2013-2A, Class A3LR, 3-month LIBOR + 1.950%, 2.994%, 10/18/2030, 144A(a)(c)	692,316
265,000	CIFC Funding II Ltd., Series 2014-2RA, Class A3, 3-month LIBOR + 1.900%, 3.084%, 4/24/2030, 144A(a)(c)	251,176
875,000	Dryden 45 Senior Loan Fund, Series 2016-45A, Class ER, 3-month LIBOR + 5.850%, 6.894%, 10/15/2030, 144A(c)	756,465
250,000	Dryden 64 CLO Ltd., Series 2018-64A, Class C, 3-month LIBOR + 1.750%, 2.794%, 4/18/2031, 144A(a)(c)	233,565
300,000	Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR, 3-month LIBOR + 1.850%, 2.894%, 4/15/2029, 144A(a)(c)	285,445
1,405,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class E, 3-month LIBOR + 5.850%, 7.355%, 11/22/2031, 144A(c)	1,188,332
2,435,000	Generate CLO Ltd., Series 2019-2A, Class D, 3-month LIBOR + 3.800%, 4.936%, 1/22/2033, 144A(c)	2,321,144
650,000	Gilbert Park CLO Ltd., Series 2017-1A, Class D, 3-month LIBOR + 2.950%, 3.994%, 10/15/2030, 144A(c)	604,913
320,000	Goldentree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class C, 3-month LIBOR + 1.900%, 2.963%, 4/20/2030, 144A(a)(c)	300,794
1,550,000	Hayfin U.S. XII Ltd., Series 2020-12A, Class D, 3-month LIBOR + 4.160%, 5.223%, 1/20/2034, 144A(c)	1,497,624
310,000	LCM 30 Ltd., Series 30A, Class DR, 3-month LIBOR + 3.000%, 4.063%, 4/20/2031, 144A(c)	269,944
475,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class C, 3-month LIBOR + 2.150%, 3.334%, 1/23/2031, 144A(a)(c)	448,897
300,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 4.184%, 1/23/2031, 144A(c)	283,657
3,300,000	Neuberger Berman CLO Ltd., Series 2013-14A, Class CR2, 3-month LIBOR + 1.900%, 3.138%, 1/28/2030, 144A(a)(c)	3,112,567
2,100,000	Oaktree CLO Ltd., Series 2019-4A, Class E, 3-month LIBOR + 7.230%, 8.293%, 10/20/2032, 144A(c)	1,795,338
495,000	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class E, 3-month LIBOR + 5.750%, 6.813%, 10/20/2030, 144A(c)	418,234
920,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 3-month LIBOR + 1.900%, 3.036%, 1/22/2030, 144A(a)(c)	860,286
Collateralized Loan Obligations — continued
$445,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3-month LIBOR + 6.360%, 7.458%, 4/21/2034, 144A(c)	$392,832
1,900,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, 7.313%, 7/02/2035, 144A(c)	1,670,052
5,105,000	OHA Credit Funding 4 Ltd., Series 2019-4A, Class ER, 3-month LIBOR + 6.400%, 7.536%, 10/22/2036, 144A(c)	4,538,228
1,745,000	OHA Credit Funding 5 Ltd., Series 2020-5A, Class C, 3-month LIBOR + 2.000%, 3.044%, 4/18/2033, 144A(a)(c)	1,626,199
2,245,000	OHA Loan Funding Ltd., Series 2013-1A, Class DR2, 3-month LIBOR + 3.050%, 4.234%, 7/23/2031, 144A(c)	2,091,803
1,570,000	OHA Loan Funding Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 1.950%, 3.013%, 1/20/2033, 144A(a)(c)	1,459,229
2,050,000	OZLM XXIII Ltd., Series 2019-23A, Class DR, 3-month LIBOR + 3.750%, 4.794%, 4/15/2034, 144A(c)	1,944,427
300,000	Palmer Square CLO Ltd., Series 2015-2A, Class BR2, 3-month LIBOR + 1.950%, 3.013%, 7/20/2030, 144A(a)(c)	284,251
2,610,000	Parallel Ltd., Series 2017-1A, Class CR, 3-month LIBOR + 2.000%, 3.063%, 7/20/2029, 144A(a)(c)	2,437,288
1,045,000	Pikes Peak CLO 1, Series 2018-1A, Class D, 3-month LIBOR + 3.150%, 4.334%, 7/24/2031, 144A(c)	945,505
1,190,000	Point Au Roche Park CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.800%, 3.863%, 7/20/2034, 144A(c)	1,082,247
340,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3-month LIBOR + 3.250%, 4.313%, 4/20/2034, 144A(c)	295,453
920,000	Regatta XIII Funding Ltd., Series 2018-2A, Class C, 3-month LIBOR + 3.100%, 4.144%, 7/15/2031, 144A(c)	804,307
2,565,000	Rockford Tower CLO Ltd., Series 2017-2A, Class CR, 3-month LIBOR + 1.900%, 2.944%, 10/15/2029, 144A(a)(c)	2,417,928
920,000	TCW CLO Ltd., Series 2018-1, Class D, 3-month LIBOR + 2.910%, 4.094%, 4/25/2031, 144A(c)	830,884
1,030,000	TICP CLO VII Ltd., Series 2017-7A, Class CR, 3-month LIBOR + 2.150%, 3.194%, 4/15/2033, 144A(a)(c)	966,124
610,000	TICP CLO XV Ltd., Series 2020-15A, Class C, 3-month LIBOR + 2.150%, 3.213%, 4/20/2033, 144A(a)(c)	572,815
895,000	TRESTLES CLO II Ltd., Series 2018-2A, Class D, 3-month LIBOR + 5.750%, 6.934%, 7/25/2031, 144A(c)	756,895

	Total Collateralized Loan Obligations (Identified Cost $59,923,242)	57,192,500

Shares
Common Stocks — 3.1%
	Aerospace & Defense — 0.1%
392	L3Harris Technologies, Inc.	94,747
1,618	Lockheed Martin Corp.	695,675

		790,422

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Air Freight & Logistics — 0.1%
2,950	United Parcel Service, Inc., Class B	$538,493

	Beverages — 0.1%
10,020	Coca-Cola Co. (The)	630,358

	Biotechnology — 0.1%
5,284	AbbVie, Inc.	809,297

	Capital Markets — 0.1%
1,025	BlackRock, Inc.	624,266
6,051	Morgan Stanley	460,239

		1,084,505

	Communications Equipment — 0.0%
11,670	Cisco Systems, Inc.	497,609

	Construction Materials — 0.1%
240,838	Cemex SAB de CV, Sponsored ADR(o)	944,085

	Electric Utilities — 0.1%
4,753	Duke Energy Corp.	509,569
8,475	NextEra Energy, Inc.	656,474

		1,166,043

	Food & Staples Retailing — 0.1%
4,963	Walmart, Inc.	603,402

	Health Care Equipment & Supplies — 0.0%
3,760	Abbott Laboratories	408,524

	Health Care Providers & Services — 0.1%
834	Elevance Health, Inc.	402,472
612	UnitedHealth Group, Inc.	314,341

		716,813

	Hotels, Restaurants & Leisure — 0.1%
7,950	Starbucks Corp.	607,300

	Household Products — 0.1%
4,820	Procter & Gamble Co. (The)	693,068

	IT Services — 0.0%
1,743	Accenture PLC, Class A	483,944

	Life Sciences Tools & Services — 0.0%
487	Thermo Fisher Scientific, Inc.	264,577

	Machinery — 0.1%
1,996	Cummins, Inc.	386,286
1,306	Deere & Co.	391,108

		777,394

	Media — 0.3%
365,397	Altice USA, Inc., Class A(o)	3,379,922
17,671	Comcast Corp., Class A	693,410

		4,073,332

	Metals & Mining — 0.0%
8,017	Newmont Corp.	478,374

	Oil, Gas & Consumable Fuels — 0.1%
14,685	California Resources Corp.	565,372
2,272	Pioneer Natural Resources Co.	506,838
13,384	Williams Cos., Inc. (The)	417,715

		1,489,925

	Pharmaceuticals — 0.2%
6,989	Bristol-Myers Squibb Co.	538,153
4,800	Johnson & Johnson	852,048
10,143	Merck & Co., Inc.	924,737

		2,314,938

	REITs – Diversified — 0.1%
2,467	American Tower Corp.	630,540

	Road & Rail — 0.1%
2,556	Union Pacific Corp.	$545,144

	Semiconductors & Semiconductor Equipment — 0.1%
667	Broadcom, Inc.	324,035
6,568	Microchip Technology, Inc.	381,470
2,816	QUALCOMM, Inc.	359,716

		1,065,221

	Software — 0.1%
2,463	Microsoft Corp.	632,572

	Specialty Retail — 0.0%
1,401	Home Depot, Inc. (The)	384,252

	Technology Hardware, Storage & Peripherals — 0.1%
3,937	Apple, Inc.	538,267

	Wireless Telecommunication Services — 0.8%
64,142	T-Mobile US, Inc.(o)	8,629,665

	Total Common Stocks (Identified Cost $34,288,487)	31,798,064

Preferred Stocks — 0.5%
Convertible Preferred Stocks — 0.5%
	Midstream — 0.0%
2,329	El Paso Energy Capital Trust I, 4.750%	108,182

	Technology — 0.1%
23,100	Clarivate PLC, Series A, 5.250%	1,321,646

	Wireless — 0.4%
3,501	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(d)(e)	4,014,246

	Total Convertible Preferred Stocks (Identified Cost $6,477,979)	5,444,074

	Total Preferred Stocks (Identified Cost $6,477,979)	5,444,074

Other Investments — 0.0%
	Aircraft ABS — 0.0%
900	ECAF I Blocker Ltd.(e)(h)(i)(p) (Identified Cost $9,000,000)	76,590

Principal Amount (‡)
Short-Term Investments — 2.4%
$14,190,606	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $14,190,744 on 7/01/2022 collateralized by $16,717,700 U.S. Treasury Note, 0.375% due 9/30/2027 valued at $14,474,442 including accrued interest (Note 2 of Notes to Financial Statements)	14,190,606
10,840,000	U.S. Treasury Bills, 2.752%, 6/15/2023(q)	10,558,102

	Total Short-Term Investments (Identified Cost $24,741,404)	24,748,708

	Total Investments — 97.2% (Identified Cost $1,159,690,205)	998,812,871
	Other assets less liabilities — 2.8%	28,335,842

	Net Assets — 100.0%	$1,027,148,713

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Written Options — (0.0%)
Description	Expiration Date	Exercise Price	Shares (††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities – (0.0%)
Abbott Laboratories, Call	8/19/2022	115.00	(1,800)	$(195,570)	$(2,220)	$(3,582)
AbbVie, Inc., Call	8/19/2022	160.00	(2,600)	(398,216)	(4,751)	(7,839)
Accenture PLC, Call	8/19/2022	325.00	(1,200)	(333,180)	(3,021)	(1,290)
American Tower Corp., Call	8/19/2022	280.00	(1,900)	(485,621)	(8,297)	(6,460)
Apple, Inc., Call	8/19/2022	160.00	(2,700)	(369,144)	(3,691)	(2,349)
BlackRock, Inc., Call	8/19/2022	700.00	(600)	(365,424)	(3,944)	(3,210)
Bristol-Myers Squibb Co., Call	8/19/2022	80.00	(4,800)	(369,600)	(6,370)	(7,176)
Broadcom, Inc., Call	8/19/2022	560.00	(300)	(145,743)	(1,280)	(1,035)
Cisco Systems, Inc., Call	8/19/2022	47.50	(5,800)	(247,312)	(3,986)	(2,262)
Coca-Cola Co., Call	8/19/2022	65.00	(7,000)	(440,370)	(5,804)	(9,135)
Cummins, Inc., Call	8/19/2022	220.00	(1,300)	(251,589)	(2,180)	(1,820)
Deere & Co., Call	8/19/2022	360.00	(900)	(269,523)	(3,164)	(2,191)
Duke Energy Corp., Call	8/19/2022	110.00	(3,800)	(407,398)	(4,094)	(8,075)
Elevance Health, Inc., Call	8/19/2022	500.00	(400)	(193,032)	(3,750)	(6,000)
Johnson & Johnson, Call	8/19/2022	185.00	(3,300)	(585,783)	(7,911)	(7,739)
Lockheed Martin Corp., Call	8/19/2022	460.00	(1,100)	(472,956)	(4,694)	(6,765)
Merck & Co., Inc., Call	8/19/2022	97.50	(7,100)	(647,307)	(6,299)	(8,627)
Microchip Technology, Inc., Call	8/19/2022	70.00	(3,200)	(185,856)	(2,359)	(1,920)
Microsoft Corp., Call	8/19/2022	290.00	(1,200)	(308,196)	(2,802)	(2,760)
Morgan Stanley, Call	8/19/2022	87.50	(4,200)	(319,452)	(3,845)	(2,646)
Newmont Corp., Call	8/19/2022	72.50	(5,600)	(334,152)	(3,848)	(1,848)
NextEra Energy, Inc., Call	8/19/2022	85.00	(5,900)	(457,014)	(4,939)	(5,310)
Pioneer Natural Resources Co., Call	8/19/2022	275.00	(1,500)	(334,620)	(5,951)	(5,363)
Procter & Gamble Co., Call	8/19/2022	150.00	(2,400)	(345,096)	(2,921)	(5,784)
QUALCOMM, Inc., Call	8/19/2022	155.00	(1,900)	(242,706)	(2,031)	(3,011)
Starbucks Corp., Call	8/19/2022	85.00	(3,900)	(297,921)	(4,279)	(4,543)
Thermo Fisher Scientific, Inc., Call	8/19/2022	590.00	(300)	(162,984)	(2,000)	(2,745)
Union Pacific Corp., Call	8/19/2022	235.00	(1,700)	(362,576)	(3,583)	(3,230)
United Parcel Service, Inc., Call	8/19/2022	200.00	(1,700)	(310,318)	(5,384)	(4,930)
UnitedHealth Group, Inc., Call	8/19/2022	540.00	(400)	(205,452)	(2,067)	(4,930)
Williams Cos., Inc., Call	8/19/2022	34.00	(8,000)	(249,680)	(3,898)	(4,600)

Total					$(125,363)	$(139,175)

(†)	See Note 2 of Notes to Financial Statements.
(‡)	Principal Amount/Par Value stated in U.S. dollars unless otherwise noted.
(††)	Options on securities are expressed as shares.
(†††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2022 is disclosed.
(c)	Variable rate security. Rate as of June 30, 2022 is disclosed.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2022, the value of these securities amounted to $10,436,443 or 1.0% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Illiquid security.
(f)	Perpetual bond with no specified maturity date.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Fair valued by the Fund’s adviser. At June 30, 2022, the value of these securities amounted to $2,152,443 or 0.2% of net assets.
(i)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(m)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.75%, to which the spread is added.
(n)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.00%, to which the spread is added.
(o)	Non-income producing security.
(p)	Securities subject to restriction on resale. At June 30, 2022, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	6/18/2015	$9,000,000	$76,590	Less than 0.1%

(q)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $512,106,516 or 49.9% of net assets.

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
BADLARPP	Argentina Badlar Floating Rate Notes
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SAFEX	South African Futures Exchange
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
ZAR	South African Rand

At June 30, 2022, the Fund had the following open bilateral credit default swap agreements:

Buy Protection

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate[1]	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	United Mexican States	(1.00%)	6/20/2026	21,525,000	$65,850	$392,885	$327,035
Morgan Stanley Capital Services, Inc.	United Mexican States	(1.00%)	12/20/2026	8,820,000	(3,779)	229,171	232,950

Total						$622,056	$559,985

At June 30, 2022, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[1]	Market Value	Unrealized Appreciation (Depreciation)[2]
330,000,000	ZAR	5/07/2030	7.580%	3-month SAFEX-JIBAR	$1,292,387	$1,290,912

At June 30, 2022, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	5,826,150	$(128,257)	$(167,380)	$(39,123)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	2,430,450	(56,892)	(69,825)	(12,933)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	2,435,400	(63,312)	(69,967)	(6,655)

Total						$(307,172)	$(58,711)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.

[1]	Payments are made quarterly.

[2]	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.

^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

At June 30, 2022, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	7/26/2022	EUR	S	1,665,000	$1,806,513	$1,747,228	$59,285
Barclays Bank PLC	7/26/2022	EUR	S	1,955,000	2,121,957	2,051,550	70,407
Morgan Stanley Capital Services, Inc.	7/11/2022	COP	S	5,186,874,000	1,384,496	1,248,070	136,426
Morgan Stanley Capital Services, Inc.	8/31/2022	EUR	S	1,480,000	1,593,399	1,557,151	36,248
Morgan Stanley Capital Services, Inc.	8/31/2022	ZAR	S	319,874,000	20,086,861	19,546,712	540,149

Total							$842,515

At June 30, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	9/21/2022	74	$10,452,094	$10,258,250	$(193,844)
Eurodollar	3/13/2023	3,884	953,396,123	935,849,800	(17,546,323)

Total					$(17,740,167)

At June 30, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	9/21/2022	1,659	$215,102,161	$211,315,125	$3,787,036
Ultra Long U.S. Treasury Bond	9/21/2022	213	33,757,302	32,875,219	882,083

Total					$4,669,119

Industry Summary at June 30, 2022 (Unaudited)

Banking	9.0%
ABS Home Equity	7.0
ABS Car Loan	5.8
Treasuries	5.6
Non-Agency Commercial Mortgage-Backed Securities	5.2
Cable Satellite	4.9
ABS Other	4.4
Finance Companies	4.3
Pharmaceuticals	3.1
Healthcare	2.6
Independent Energy	2.5
Media Entertainment	2.4
Consumer Cyclical Services	2.1
Technology	2.0
Automotive	2.0
Other Investments, less than 2% each	26.3
Collateralized Loan Obligations	5.6
Short-Term Investments	2.4

Total Investments	97.2
Other assets less liabilities (including open written options, swap agreements, forward foreign currency and futures contracts)	2.8

Net Assets	100.0%

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 85.2% of Net Assets
Non-Convertible Bonds — 77.1%
	ABS Car Loan — 0.6%
$7,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class D, 3.040%, 9/22/2025, 144A	$6,979,086
5,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026, 144A	4,488,579
5,453,000	Hertz Vehicle Financing III LLC, Series 2022-1 1A, Class D, 4.850%, 6/25/2026, 144A	4,877,199
5,578,000	Hertz Vehicle Financing III LLC, Series 2022-3 3A, Class D, 6.310%, 3/25/2025, 144A	5,352,867

		21,697,731

	ABS Credit Card — 0.0%
975,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	956,198

	ABS Home Equity — 3.7%
8,252,697	510 Asset Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(a)	7,904,095
8,555,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029, 144A(a)	8,012,474
5,350,000	CoreVest American Finance, Series 2021-1, Class D, 3.247%, 4/15/2053, 144A	4,465,407
1,510,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	1,246,474
11,630,780	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)	11,013,139
2,510,000	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060, 144A	2,119,016
7,660,000	FirstKey Homes Trust, Series 2020-SFR1, Class F2, 4.284%, 8/17/2037, 144A	7,200,192
1,965,000	FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.238%, 8/17/2038, 144A	1,711,903
2,419,000	FRTKL, Series 2021-SFR1, Class F, 3.171%, 9/17/2038, 144A	2,121,666
7,102,914	Home Partners of America Trust, Series 2021-1, Class F, 3.325%, 9/17/2041, 144A	5,898,697
8,482,704	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	7,470,072
4,241,352	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	3,690,732
4,025,000	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A2, 3.500%, 4/25/2061, 144A(a)	3,703,222
11,507,000	Progress Residential Trust, Series 2021-SFR4, Class F, 3.407%, 5/17/2038, 144A	10,388,962
3,623,000	Progress Residential Trust, Series 2021-SFR5, Class F, 3.158%, 7/17/2038, 144A	3,099,557
5,465,000	Progress Residential Trust, Series 2021-SFR6, Class F, 3.422%, 7/17/2038, 144A	4,744,190
15,160,000	Progress Residential Trust, Series 2021-SFR7, Class F, 3.834%, 8/17/2040, 144A	12,577,067
8,569,164	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(a)	8,078,819
2,513,000	PRPM LLC, Series 2021-4, Class A2, 3.474%, 4/25/2026, 144A(a)	2,321,799
7,426,429	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(a)	6,949,825
5,822,385	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026, 144A(a)	5,501,624
8,130,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(a)	7,617,378
	ABS Home Equity — continued
$1,120,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(a)	$1,014,253
795,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059, 144A(a)	702,205
7,865,000	VCAT Asset Securitization LLC, Series 2021-NPL6, Class A2, 3.967%, 9/25/2051, 144A(a)	7,234,148
3,970,000	VCAT LLC, Series 2021-NPL5, Class A2, 3.844%, 8/25/2051, 144A(a)	3,675,374

		140,462,290

	ABS Other — 1.3%
5,133,206	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A(b)	4,294,503
3,185,400	Apollo Aviation Securitization Equity Trust, Series 2021-2A, Class B, 3.538%, 1/15/2047, 144A	2,589,024
1,432,671	Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, 2.741%, 8/15/2041, 144A	1,280,446
593,847	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035, 144A	545,965
81,885	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039, 144A	76,741
2,761,720	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432%, 10/15/2046, 144A	2,393,668
14,428,053	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A(b)	12,560,572
14,159,487	Navigator Aircraft ABS Ltd., Series 2021-1, Class B, 3.571%, 11/15/2046, 144A(a)	11,107,237
10,406,250	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A(b)	8,931,060
8,950,516	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A(b)	7,080,959

		50,860,175

	ABS Whole Business — 0.1%
2,301,750	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	1,970,563

	Aerospace & Defense — 1.2%
1,995,000	Boeing Co. (The), 3.625%, 3/01/2048	1,336,176
2,385,000	Boeing Co. (The), 3.750%, 2/01/2050	1,681,759
4,190,000	Boeing Co. (The), 3.825%, 3/01/2059	2,699,418
415,000	Boeing Co. (The), 3.850%, 11/01/2048	293,031
6,000,000	Boeing Co. (The), 3.900%, 5/01/2049	4,256,720
4,124,000	Boeing Co. (The), 3.950%, 8/01/2059	2,776,131
3,230,000	Boeing Co. (The), 5.150%, 5/01/2030	3,100,406
9,537,000	Boeing Co. (The), 5.805%, 5/01/2050	8,759,465
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	2,979,186
9,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A(c)(d)	9,700,967
8,815,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	9,988,277

		47,571,536

	Airlines — 1.8%
14,196,233	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A(b)	14,085,644
1,234,662	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,070,267
695,632	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	619,152
2,655,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	2,439,374

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$3,055,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	$2,608,237
26,975,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	26,511,030
21,243,023	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029(b)	20,877,643
2,635,250	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	2,493,816

		70,705,163

	Automotive — 0.7%
5,610,000	Ford Motor Co., 3.250%, 2/12/2032	4,195,719
18,505,000	Ford Motor Co., 4.750%, 1/15/2043	13,181,747
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,230,968
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,407,906
1,500,000	Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	1,344,711
2,845,000	General Motors Co., 5.200%, 4/01/2045	2,389,646
2,120,000	General Motors Co., 6.250%, 10/02/2043	2,019,696
540,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(e)	452,250
865,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(e)	752,550

		26,975,193

	Banking — 2.0%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	6,669,988
8,200,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(e)	6,502,722
7,500,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(e)	5,533,125
11,885,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(e)	9,114,173
9,000,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	7,420,032
2,945,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	2,143,681
16,322,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	12,270,690
1,709,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,469,645
14,965,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	12,055,954
1,830,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	1,843,035
14,800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	11,961,119

		76,984,164

	Brokerage — 0.1%
3,893,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,914,316

	Building Materials — 1.4%
39,415,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	29,561,250
2,395,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	2,050,527
6,090,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(e)	5,167,061
3,255,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	2,538,900
1,859,000	Masco Corp., 6.500%, 8/15/2032	2,000,212
1,226,000	Masco Corp., 7.750%, 8/01/2029	1,384,210
10,800,000	Owens Corning, 7.000%, 12/01/2036	12,067,475

		54,769,635

	Cable Satellite — 4.9%
$34,275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	$26,477,437
16,130,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	13,207,244
1,085,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	820,941
8,140,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	6,518,983
4,025,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	3,593,672
28,480,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	19,272,278
7,470,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	4,912,538
31,570,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	21,089,836
47,615,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	31,842,055
6,030,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	4,064,445
16,340,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	14,134,100
1,360,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	989,441
3,705,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	3,160,624
6,470,000	DISH DBS Corp., 5.125%, 6/01/2029	3,931,431
22,190,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	17,393,410
6,568,000	DISH DBS Corp., 5.875%, 11/15/2024	5,533,540
15,865,000	DISH DBS Corp., 7.750%, 7/01/2026	12,366,767

		189,308,742

	Chemicals — 0.7%
13,380,000	Ashland LLC, 3.375%, 9/01/2031, 144A	10,882,943
1,320,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	1,125,802
6,735,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	5,320,044
905,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	759,965
6,275,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	5,463,956
2,295,000	SPCM S.A., 3.125%, 3/15/2027, 144A	1,933,170
2,125,000	SPCM S.A., 3.375%, 3/15/2030, 144A	1,662,813

		27,148,693

	Construction Machinery — 0.1%
6,395,000	United Rentals North America, Inc., 3.750%, 1/15/2032	5,250,586

	Consumer Cyclical Services — 2.3%
1,370,000	Expedia Group, Inc., 2.950%, 3/15/2031	1,089,696
1,465,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,221,779
10,550,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	8,894,599
5,500,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	6,132,500
9,620,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	7,923,705
8,665,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	7,126,963
18,350,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	16,970,814
38,025,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	36,837,859

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Cyclical Services — continued
$1,125,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	$1,119,938

		87,317,853

	Consumer Products — 0.4%
11,880,000	Avon Products, Inc., 8.450%, 3/15/2043	11,464,200
6,110,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	5,030,974

		16,495,174

	Diversified Manufacturing — 0.6%
25,290,000	GE Capital Funding LLC, 4.550%, 5/15/2032	24,393,284

	Electric — 1.0%
19,458,320	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	20,225,388
3,570,000	Enel Generacion Chile S.A., 7.875%, 2/01/2027	3,819,400
9,050,000	NRG Energy, Inc., 3.625%, 2/15/2031, 144A	7,095,110
3,825,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	3,038,132
2,475,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	2,395,130

		36,573,160

	Finance Companies — 4.4%
10,600,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(e)	8,802,131
3,585,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(e)	2,958,804
11,555,000	Ares Capital Corp., 3.200%, 11/15/2031	8,395,939
5,955,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	5,165,498
7,650,000	FS KKR Capital Corp., 3.125%, 10/12/2028	6,101,371
7,005,000	FS KKR Capital Corp., 3.400%, 1/15/2026	6,217,297
14,755,000	Hercules Capital, Inc., 3.375%, 1/20/2027	12,917,401
135,000	Navient Corp., 5.000%, 3/15/2027	111,041
3,030,000	Navient Corp., 5.875%, 10/25/2024	2,785,151
950,000	Navient Corp., 6.750%, 6/15/2026	840,750
5,355,000	Navient Corp., MTN, 5.625%, 8/01/2033	3,716,405
4,774,000	Navient Corp., MTN, 6.125%, 3/25/2024	4,526,420
1,796,000	OneMain Finance Corp., 3.500%, 1/15/2027	1,436,800
8,855,000	OneMain Finance Corp., 4.000%, 9/15/2030	6,563,769
4,075,000	OneMain Finance Corp., 7.125%, 3/15/2026	3,766,237
7,175,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	5,634,210
14,750,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	13,567,815
7,155,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	6,725,612
25,975,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	21,466,000
13,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	10,646,773
37,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	28,128,347
9,630,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	6,837,300

		167,311,071

	Financial Other — 1.6%
1,650,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	548,543
1,120,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026	359,453
1,225,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025	416,500
6,150,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	1,979,808
2,060,000	Central China Real Estate Ltd., 7.250%, 4/24/2023	1,011,460
4,720,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(c)(d)	1,465,607
1,260,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	389,126
3,260,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(c)(d)	1,006,297
	Financial Other — continued
$4,415,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	$1,893,284
1,305,000	Central China Real Estate Ltd., 7.750%, 5/24/2024	412,223
2,370,000	CFLD Cayman Investment Ltd., 6.900%, 1/13/2023(c)(d)(f)	202,493
4,045,000	CFLD Cayman Investment Ltd., 6.920%, 6/16/2022(f)	345,079
800,000	CFLD Cayman Investment Ltd., 7.125%, 4/08/2022(f)	67,640
2,835,000	CFLD Cayman Investment Ltd., 8.050%, 1/13/2025(c)(d)(f)	256,908
2,520,000	CFLD Cayman Investment Ltd., 8.600%, 4/08/2024(f)	223,272
2,955,000	CFLD Cayman Investment Ltd., 8.750%, 9/28/2022(c)(d)(f)	265,432
1,035,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(c)(d)(f)	98,594
2,400,000	China Aoyuan Group Ltd., 6.350%, 2/08/2024(c)(d)(f)	220,176
1,240,000	China Aoyuan Group Ltd., 7.950%, 2/19/2023(c)(d)(f)	117,180
1,800,000	China Evergrande Group, 8.250%, 3/23/2022(f)	147,870
4,045,000	China Evergrande Group, 8.750%, 6/28/2025(c)(d)(f)	332,823
1,405,000	China Evergrande Group, 9.500%, 4/11/2022(f)	114,367
335,000	China Evergrande Group, 9.500%, 3/29/2024(f)	28,425
4,060,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026	2,310,221
24,490,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	19,791,838
3,580,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	3,171,307
6,925,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(f)	952,188
1,415,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(f)	192,879
1,600,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(f)	217,168
8,085,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(f)	1,096,811
7,075,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(c)(d)(f)	958,026
4,795,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(f)	653,271
1,380,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026(c)(d)	262,655
3,760,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026	753,128
3,345,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(c)(d)	711,114
1,320,000	Logan Group Co. Ltd., 4.850%, 12/14/2026	282,889
11,820,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	9,481,280
2,880,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(c)(d)	297,187
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(c)(d)	42,828
1,830,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(c)(d)	195,938
280,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026	31,318
1,970,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(c)(d)	217,330
425,000	Sunac China Holdings Ltd., 5.950%, 4/26/2024(f)	64,689
3,610,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(f)	539,370
8,570,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(c)(d)(f)	1,263,475
290,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(f)	44,071
4,000,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025(c)(d)(f)	595,720

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Financial Other — continued
$720,000	Times China Holdings Ltd., 5.750%, 1/14/2027(c)(d)	$94,385
4,030,000	Times China Holdings Ltd., 6.200%, 3/22/2026(c)(d)	583,746
23,285,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(c)(d)(f)	1,513,525
1,245,000	Yuzhou Group Holdings Co. Ltd., 7.375%, 1/13/2026(c)(d)(f)	88,059
9,395,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(c)(d)(f)	694,478
5,345,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(c)(d)(f)	389,757
3,155,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(c)(d)(f)	228,769
4,535,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(c)(d)(f)	303,890
365,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(c)(d)(f)	24,506
715,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(c)(d)(f)	49,557

		59,999,933

	Food & Beverage — 1.4%
6,525,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	5,693,062
635,000	Darling Ingredients, Inc., 6.000%, 6/15/2030, 144A	632,873
10,800,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	8,997,156
27,125,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	20,825,761
11,860,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	9,297,884
10,455,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	8,550,622

		53,997,358

	Gaming — 1.3%
12,960,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	10,258,010
3,845,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	3,081,653
3,265,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	2,477,482
12,590,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	11,814,834
740,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	693,979
6,610,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	6,036,979
5,680,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	5,225,600
4,920,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	4,680,150
4,050,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	3,999,375

		48,268,062

	Government Owned – No Guarantee — 1.2%
495,000	Antares Holdings LP, 2.750%, 1/15/2027, 144A	395,288
585,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	491,836
20,000,000	Antares Holdings LP, 8.500%, 5/18/2025, 144A	20,771,557
5,740,000	EcoPetrol S.A., 4.625%, 11/02/2031	4,347,993
6,535,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	6,599,779
6,586,000	Petroleos Mexicanos, 6.625%, 6/15/2035	4,491,059
12,239,000	Petroleos Mexicanos, 6.950%, 1/28/2060	7,533,105

		44,630,617

	Health Insurance — 0.8%
$21,450,000	Centene Corp., 2.500%, 3/01/2031	$17,026,152
6,390,000	Centene Corp., 2.625%, 8/01/2031	5,083,245
4,510,000	Centene Corp., 3.000%, 10/15/2030	3,737,663
4,280,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	3,589,149

		29,436,209

	Healthcare — 0.5%
9,645,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A	8,435,999
1,980,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	1,718,343
2,110,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	1,798,665
6,380,000	HCA, Inc., 4.125%, 6/15/2029	5,817,191

		17,770,198

	Home Construction — 0.6%
23,546,000	PulteGroup, Inc., 6.000%, 2/15/2035	23,083,671

	Independent Energy — 3.2%
12,155,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	10,918,128
5,140,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	4,013,929
13,235,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	12,797,451
6,210,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	5,255,523
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	6,597,500
1,765,000	EQT Corp., 3.125%, 5/15/2026, 144A	1,652,587
7,740,000	EQT Corp., 3.625%, 5/15/2031, 144A	6,687,824
5,920,000	EQT Corp., 3.900%, 10/01/2027	5,509,093
1,535,000	EQT Corp., 5.000%, 1/15/2029	1,486,003
550,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	518,364
10,835,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	9,983,694
17,908,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(c)(f)(g)(h)	1,020,756
9,520,000	Mesquite Energy, Inc., 7.750%, 6/15/2021(c)(f)(g)(h)	542,640
370,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	374,967
32,720,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	33,701,600
590,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	647,525
590,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	677,366
10,085,000	Ovintiv, Inc., 6.500%, 8/15/2034	10,526,051
540,000	Ovintiv, Inc., 6.500%, 2/01/2038	557,259
2,715,000	Ovintiv, Inc., 6.625%, 8/15/2037	2,848,420
360,000	Ovintiv, Inc., 7.200%, 11/01/2031	393,615
1,200,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,319,197
1,495,000	Ovintiv, Inc., 8.125%, 9/15/2030	1,717,373
1,295,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,106,610
151,000	Southwestern Energy Co., 5.950%, 1/23/2025	149,171

		121,002,646

	Industrial Other — 0.1%
1,240,000	GMR Hyderabad International Airport Ltd., 4.250%, 10/27/2027, 144A	1,039,120
255,000	GMR Hyderabad International Airport Ltd., 4.750%, 2/02/2026, 144A	232,167
3,985,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	3,067,816

		4,339,103

	Leisure — 0.8%
8,710,000	Carnival Corp., 5.750%, 3/01/2027, 144A	6,291,059
6,065,000	Carnival Corp., 6.000%, 5/01/2029, 144A	4,261,329
6,575,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	5,160,652
5,085,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	4,347,726

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Leisure — continued
$2,415,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	$1,756,912
230,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	163,383
12,300,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	8,548,500

		30,529,561

	Life Insurance — 1.1%
3,965,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	3,699,781
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(c)(d)	27,895,000
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(c)(d)	10,835,481

		42,430,262

	Lodging — 0.9%
7,620,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	6,053,137
1,745,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	1,331,937
5,385,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	4,361,850
4,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	3,455,623
13,945,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	10,787,718
7,670,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	5,944,250
970,000	Travel & Leisure Co., 6.000%, 4/01/2027	878,554
1,120,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	1,061,906

		33,874,975

	Media Entertainment — 1.4%
3,925,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	3,234,514
1,925,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	1,647,473
4,380,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	3,480,698
3,070,000	Magallanes, Inc., 4.054%, 3/15/2029, 144A	2,814,484
4,720,000	Magallanes, Inc., 4.279%, 3/15/2032, 144A	4,216,801
1,325,000	Netflix, Inc., 4.875%, 4/15/2028	1,246,891
14,565,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	13,330,543
1,805,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	1,705,725
8,735,000	Netflix, Inc., 5.875%, 11/15/2028	8,540,297
11,900,000	Netflix, Inc., 6.375%, 5/15/2029	12,018,405

		52,235,831

	Metals & Mining — 2.5%
22,016,000	ArcelorMittal S.A., 6.750%, 3/01/2041	21,781,384
2,630,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	2,422,230
35,930,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	32,123,576
1,810,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,711,286
9,590,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	7,826,782
22,815,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	22,265,387
6,230,000	JSW Steel Ltd., 5.050%, 4/05/2032, 144A	4,628,279
1,900,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	1,653,950

		94,412,874

	Midstream — 0.7%
11,365,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	8,914,479
	Midstream — continued
$1,430,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	$1,287,000
2,530,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	2,118,786
2,760,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	2,628,900
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	549,560
3,515,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	3,014,359
880,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	802,210
885,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	844,449
1,750,000	Western Midstream Operating LP, 4.550%, 2/01/2030	1,513,750
4,055,000	Western Midstream Operating LP, 5.300%, 3/01/2048	3,268,938
745,000	Western Midstream Operating LP, 5.450%, 4/01/2044	619,199
560,000	Western Midstream Operating LP, 5.500%, 8/15/2048	456,400
2,310,000	Western Midstream Operating LP, 5.750%, 2/01/2050	1,855,066

		27,873,096

	Non-Agency Commercial Mortgage-Backed Securities — 2.0%
335,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	307,008
7,375,000	BPR Trust, Series 2021-NRD, Class F, 1-month Term SOFR + 6.870%, 8.204%, 12/15/2023, 144A(i)	6,932,674
10,565,000	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class C, 4.942%, 9/10/2045, 144A(a)	10,353,700
125,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	120,351
556,583	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(a)	555,758
2,925,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	2,691,538
1,690,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	1,418,658
7,680,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class C, 3.668%, 3/05/2033, 144A(a)	6,371,844
2,535,000	GS Mortgage Securities Trust, Series 2013-G1, Class B, 3.720%, 4/10/2031, 144A(a)	2,437,642
5,785,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.843%, 6/10/2047, 144A(a)	5,165,015
10,664,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class D, 4.982%, 10/15/2045, 144A(a)(b)	10,588,512
290,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.509%, 12/15/2047, 144A(a)	285,407
3,110,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, 3.958%, 4/15/2046(a)	2,890,456
4,010,000	MedTrust, Series 2021-MDLN, Class C, 1-month LIBOR + 1.800%, 3.125%, 11/15/2038, 144A(i)	3,823,729
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.495%, 8/15/2046(a)	857,231
2,923,375	Morgan Stanley Capital I Trust, Series 2012-C4, Class D, 5.336%, 3/15/2045, 144A(a)	2,747,972

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$5,285,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.434%, 7/15/2046(a)	$4,956,063
4,340,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	3,799,907
1,315,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,297,674
4,000,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.670%, 8/15/2046(a)	3,807,162
2,612,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.670%, 8/15/2046(a)	2,340,250
940,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	890,616

		74,639,167

	Paper — 1.0%
15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	18,372,063
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	5,808,219
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	10,423,511
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,124,034

		37,727,827

	Pharmaceuticals — 1.6%
1,945,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	1,522,040
14,285,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	7,606,762
425,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	221,000
3,045,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	1,573,288
9,810,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	5,020,513
465,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	247,473
765,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	437,963
2,655,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	2,302,628
1,995,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	1,774,585
7,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	6,479,078
2,840,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	2,328,800
21,480,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	13,376,670
12,060,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	10,300,664
8,725,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	7,187,219

		60,378,683

	Property & Casualty Insurance — 0.3%
12,510,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.304%, 1/15/2033, 144A(c)(g)(h)(i)(j)	1,532,475
10,900,000	Stewart Information Services Corp., 3.600%, 11/15/2031	9,041,114

		10,573,589

	REITs – Diversified — 0.1%
2,735,000	EPR Properties, 3.600%, 11/15/2031	2,161,947

	Restaurants — 0.4%
19,175,000	Yum! Brands, Inc., 4.625%, 1/31/2032	16,941,112

	Retailers — 0.4%
$3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	$3,503,719
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,528,425
3,975,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	3,383,321
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	6,173,159
2,555,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	2,171,111

		16,759,735

	Supermarkets — 0.1%
2,290,000	Safeway, Inc., 7.250%, 2/01/2031	2,238,475

	Technology — 3.0%
10,205,000	Avnet, Inc., 5.500%, 6/01/2032	10,012,996
5,770,000	Block, Inc., 3.500%, 6/01/2031, 144A	4,597,882
5,465,000	Broadcom, Inc., 4.150%, 11/15/2030	5,007,107
630,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	561,289
1,620,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	1,365,935
18,245,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	15,073,380
400,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	361,000
15,295,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	11,307,551
14,915,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	12,031,856
13,035,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	12,138,558
1,215,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	1,026,675
13,195,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	11,214,826
5,050,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	4,025,305
1,360,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	1,338,824
12,565,000	Oracle Corp., 3.950%, 3/25/2051	9,228,952
5,200,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	4,410,016
7,140,000	Western Digital Corp., 2.850%, 2/01/2029	5,813,352
750,000	Western Digital Corp., 3.100%, 2/01/2032	575,100
6,225,000	Western Digital Corp., 4.750%, 2/15/2026	5,939,335

		116,029,939

	Transportation Services — 0.4%
4,150,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	3,230,568
14,685,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	13,672,616

		16,903,184

	Treasuries — 19.3%
142,342(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	25,624,443
2,967,869(†††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)	14,495,397
4,740,050(†††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)	22,348,795
55,170,000	U.S. Treasury Bond, 2.250%, 2/15/2052	45,403,186
77,655,000	U.S. Treasury Note, 0.125%, 12/31/2022(k)	76,726,781
90,085,000	U.S. Treasury Note, 0.125%, 1/31/2023(b)	88,814,661
157,590,000	U.S. Treasury Note, 0.125%, 2/28/2023(b)	154,912,201
53,450,000	U.S. Treasury Note, 0.125%, 4/30/2023(b)	52,247,375
12,675,000	U.S. Treasury Note, 0.250%, 9/30/2023	12,257,121
137,335,000	U.S. Treasury Note, 0.500%, 11/30/2023(b)	132,667,755
71,835,000	U.S. Treasury Note, 0.875%, 1/31/2024	69,511,587
45,765,000	U.S. Treasury Note, 1.500%, 2/29/2024	44,687,020

		739,696,322

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — 2.7%
$10,875,000	CT Trust, 5.125%, 2/03/2032, 144A	$8,713,594
1,200,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	1,024,560
20,720,000	HTA Group Ltd., 7.000%, 12/18/2025	17,690,736
6,140,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	5,028,906
6,140,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	4,951,910
7,228,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	6,304,695
2,580,000	Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	2,004,531
5,345,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	4,856,520
1,903,500	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	1,635,126
4,225,500	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	3,676,185
17,545,000	SBA Communications Corp., 3.125%, 2/01/2029	14,360,583
8,849,000	SoftBank Group Corp., 4.625%, 7/06/2028	6,857,975
4,091,000	SoftBank Group Corp., 5.250%, 7/06/2031	3,016,212
27,610,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	24,158,750

		104,280,283

	Wirelines — 0.4%
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	312,505
490,000	Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026, 144A	429,176
6,071,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	4,579,173
14,605,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	11,277,981

		16,598,835

	Total Non-Convertible Bonds (Identified Cost $3,459,704,707)	2,949,479,021

Convertible Bonds — 6.5%
	Airlines — 0.5%
16,795,000	Southwest Airlines Co., 1.250%, 5/01/2025	19,776,113

	Cable Satellite — 2.8%
125,000	Cable One, Inc., Zero Coupon, 6.042%, 3/15/2026(l)	103,000
13,550,000	DISH Network Corp., 2.375%, 3/15/2024	11,924,000
143,750,000	DISH Network Corp., 3.375%, 8/15/2026	97,103,125

		109,130,125

	Consumer Cyclical Services — 0.3%
455,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.571%, 2/15/2026(m)	291,864
13,205,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(m)	10,552,380
1,200,000	Zillow Group, Inc., 1.375%, 9/01/2026	1,198,800

		12,043,044

	Gaming — 0.1%
2,195,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	3,251,454

	Healthcare — 0.6%
32,010,000	Teladoc Health, Inc., 1.250%, 6/01/2027	23,447,325

	Leisure — 0.2%
11,050,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	7,088,575

	Media Entertainment — 0.4%
5,925,000	Bilibili, Inc., 0.500%, 12/01/2026, 144A	4,168,237
5,410,000	Snap, Inc., Zero Coupon, 6.697%-7.114%, 5/01/2027(m)	3,746,425
5,100,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(m)	4,023,900
2,080,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(l)	1,840,931

		13,779,493

	Pharmaceuticals — 1.2%
$8,280,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	$8,197,200
27,195,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	27,026,391
5,015,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026(l)	4,560,139
9,665,000	Livongo Health, Inc., 0.875%, 6/01/2025	8,192,054

		47,975,784

	Technology — 0.4%
315,000	Bentley Systems, Inc., 0.375%, 7/01/2027, 144A	244,125
5,380,000	Nutanix, Inc., 0.250%, 10/01/2027, 144A	3,719,194
930,000	RingCentral, Inc., Zero Coupon, 7.146%-7.470%, 3/15/2026(m)	698,430
11,790,000	Splunk, Inc., 1.125%, 6/15/2027	9,726,750
200,000	Unity Software, Inc., Zero Coupon, 7.592%, 11/15/2026, 144A(l)	147,000

		14,535,499

	Total Convertible Bonds (Identified Cost $337,884,992)	251,027,412

Municipals — 1.6%
	Virginia — 1.6%
64,380,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $64,374,471)	59,800,001

	Total Bonds and Notes (Identified Cost $3,861,964,170)	3,260,306,434

Senior Loans — 0.5%
	Chemicals — 0.2%
7,037,600	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 1-month LIBOR + 7.750%, 9.383%, 11/24/2028(i)(n)	6,650,532

	Independent Energy — 0.3%
12,660,000	Ascent Resources – Utica, 2020 Fixed 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.021%, 11/01/2025(i)(o)	13,271,858

	Total Senior Loans (Identified Cost $19,613,269)	19,922,390

Collateralized Loan Obligations — 3.4%
6,730,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3-month LIBOR + 3.100%, 4.163%, 10/20/2031, 144A(i)	6,198,317
4,475,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3-month LIBOR + 1.600%, 2.663%, 7/20/2034, 144A(b)(i)	4,199,913
4,955,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3-month LIBOR + 2.850%, 3.913%, 7/20/2034, 144A(i)	4,511,518
1,245,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3-month LIBOR + 3.100%, 4.144%, 7/15/2034, 144A(i)	1,153,305
4,390,000	AIG CLO LLC, Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 4.086%, 4/22/2034, 144A(i)	3,999,720
3,780,000	AIG CLO LLC, Series 2021-2A, Class D, 3-month LIBOR + 3.050%, 4.113%, 7/20/2034, 144A(i)	3,465,175
2,675,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3-month LIBOR + 3.000%, 4.044%, 10/15/2034, 144A(i)	2,477,965

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations — continued
$3,025,000	Bain Capital Credit CLO Ltd, Series 2017-2A, Class DR2, 3-month LIBOR + 3.100%, 4.284%, 7/25/2034, 144A(i)	$2,859,160
890,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3-month LIBOR + 1.400%, 2.878%, 11/20/2030, 144A(i)	847,058
1,505,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3-month LIBOR + 3.000%, 4.044%, 1/17/2032, 144A(i)	1,387,332
3,530,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 2.950%, 4.013%, 7/20/2032, 144A(i)	3,300,899
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D, 3-month LIBOR + 3.250%, 4.294%, 7/15/2034, 144A(i)	2,882,965
4,775,000	Crown City CLO I, Series 2020-1A, Class CR, 3-month LIBOR + 3.420%, 4.483%, 7/20/2034, 144A(i)	4,337,672
5,230,000	Elmwood CLO V Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.100%, 4.163%, 10/20/2034, 144A(i)	4,895,369
2,890,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 3.913%, 1/20/2034, 144A(i)	2,675,363
980,000	LCM 30 Ltd., Series 30A, Class CR, 3-month LIBOR + 2.000%, 3.063%, 4/20/2031, 144A(i)	912,675
2,965,000	LCM 30 Ltd., Series 30A, Class DR, 3-month LIBOR + 3.000%, 4.063%, 4/20/2031, 144A(i)	2,581,886
10,665,000	Madison Park Funding XXIII Ltd., Series 2017-23A, Class DR, 3-month LIBOR + 3.200%, 4.425%, 7/27/2031, 144A(i)	10,071,738
990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 4.184%, 1/23/2031, 144A(i)	936,067
6,010,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 2.694%, 7/15/2034, 144A(b)(i)	5,700,184
8,055,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3-month LIBOR + 3.100%, 4.163%, 7/20/2032, 144A(i)	7,001,535
7,155,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 3.150%, 4.194%, 7/15/2034, 144A(i)	6,626,782
3,125,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.300%, 4.344%, 7/15/2036, 144A(i)	2,820,744
8,250,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3-month LIBOR + 1.650%, 2.713%, 7/02/2035, 144A(b)(i)	7,844,578
6,450,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 2.900%, 3.963%, 7/02/2035, 144A(i)	5,964,102
9,695,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 2.544%, 10/17/2031, 144A(b)(i)	9,251,454
970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 3.205%, 5/21/2034, 144A(i)	922,583
7,615,000	Palmer Square CLO Ltd., Series 2015-1A, Class CR4, 3-month LIBOR + 2.850%, 4.355%, 5/21/2034, 144A(i)	7,076,680
Collateralized Loan Obligations — continued
$12,510,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3-month LIBOR + 6.050%, 7.094%, 10/15/2034, 144A(i)	$10,944,011
400,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3-month LIBOR + 2.950%, 4.013%, 1/20/2031, 144A(i)	359,919
1,540,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3-month LIBOR + 3.750%, 4.813%, 10/20/2034, 144A(i)	1,434,060

	Total Collateralized Loan Obligations (Identified Cost $140,547,562)	129,640,729

Shares
Common Stocks — 6.8%
	Aerospace & Defense — 0.2%
4,134	L3Harris Technologies, Inc.	999,188
16,976	Lockheed Martin Corp.	7,299,001

		8,298,189

	Air Freight & Logistics — 0.1%
30,369	United Parcel Service, Inc., Class B	5,543,557

	Beverages — 0.2%
105,431	Coca-Cola Co. (The)	6,632,664

	Biotechnology — 0.2%
54,591	AbbVie, Inc.	8,361,157

	Capital Markets — 0.3%
10,730	BlackRock, Inc.	6,534,999
62,836	Morgan Stanley	4,779,306

		11,314,305

	Communications Equipment — 0.1%
120,409	Cisco Systems, Inc.	5,134,240

	Electric Utilities — 0.3%
50,338	Duke Energy Corp.	5,396,737
89,207	NextEra Energy, Inc.	6,909,974

		12,306,711

	Electronic Equipment, Instruments & Components — 0.3%
327,068	Corning, Inc.	10,305,913

	Food & Staples Retailing — 0.2%
51,385	Walmart, Inc.	6,247,388

	Health Care Equipment & Supplies — 0.1%
38,838	Abbott Laboratories	4,219,749

	Health Care Providers & Services — 0.2%
8,883	Elevance Health, Inc.	4,286,758
6,466	UnitedHealth Group, Inc.	3,321,132

		7,607,890

	Hotels, Restaurants & Leisure — 0.2%
81,558	Starbucks Corp.	6,230,216

	Household Products — 0.2%
49,746	Procter & Gamble Co. (The)	7,152,977

	IT Services — 0.1%
17,914	Accenture PLC, Class A	4,973,822

	Life Sciences Tools & Services — 0.1%
5,075	Thermo Fisher Scientific, Inc.	2,757,146

	Machinery — 0.2%
20,862	Cummins, Inc.	4,037,423
13,785	Deere & Co.	4,128,194

		8,165,617

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	Media — 0.6%
1,317,588	Altice USA, Inc., Class A(j)	$12,187,689
182,887	Comcast Corp., Class A	7,176,486
461,939	iHeartMedia, Inc., Class A(j)	3,644,699

		23,008,874

	Metals & Mining — 0.1%
84,555	Newmont Corp.	5,045,397

	Oil, Gas & Consumable Fuels — 0.3%
9,229	Battalion Oil Corp.(j)	78,723
24,078	Pioneer Natural Resources Co.	5,371,320
142,917	Williams Cos., Inc. (The)	4,460,440

		9,910,483

	Pharmaceuticals — 0.6%
73,286	Bristol-Myers Squibb Co.	5,643,022
49,941	Johnson & Johnson	8,865,027
108,410	Merck & Co., Inc.	9,883,740

		24,391,789

	Professional Services — 0.0%
5,336	Clarivate PLC(j)	73,957

	REITs – Diversified — 0.2%
25,723	American Tower Corp.	6,574,541

	Road & Rail — 0.1%
26,882	Union Pacific Corp.	5,733,393

	Semiconductors & Semiconductor Equipment — 0.3%
6,885	Broadcom, Inc.	3,344,802
66,250	Microchip Technology, Inc.	3,847,800
29,176	QUALCOMM, Inc.	3,726,942

		10,919,544

	Software — 0.2%
23,768	iQor Holdings, Inc.(c)(d)(j)	106,956
25,107	Microsoft Corp.	6,448,231

		6,555,187

	Specialty Retail — 0.1%
14,410	Home Depot, Inc. (The)	3,952,231

	Technology Hardware, Storage & Peripherals — 0.1%
40,158	Apple, Inc.	5,490,402

	Wireless Telecommunication Services — 1.2%
329,973	T-Mobile US, Inc.(j)	44,394,567

	Total Common Stocks (Identified Cost $278,125,014)	261,301,906

Preferred Stocks — 2.0%
Convertible Preferred Stocks — 1.6%
	Banking — 0.6%
11,789	Bank of America Corp., Series L, 7.250%	14,199,851
7,500	Wells Fargo & Co., Class A, Series L, 7.500%	9,116,325

		23,316,176

	Midstream — 0.3%
238,087	El Paso Energy Capital Trust I, 4.750%	11,059,141

	Technology — 0.2%
121,037	Clarivate PLC, Series A, 5.250%	6,925,023

	Wireless — 0.5%
17,902	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(c)(d)	20,526,433

	Total Convertible Preferred Stocks (Identified Cost $68,517,393)	61,826,773

Non-Convertible Preferred Stocks — 0.4%
	Home Construction — 0.1%
208,246	Hovnanian Enterprises, Inc., 7.625%	$3,956,674

	REITs – Diversified — 0.0%
10,425	iStar, Inc., Series G, 7.650%	260,787

	REITs – Office Property — 0.1%
1,596	Highwoods Properties, Inc., Series A, 8.625%(c)(d)	1,875,300

	REITs – Warehouse/Industrials — 0.2%
116,192	Prologis, Inc., Series Q, 8.540%(c)(d)	7,436,288

	Total Non-Convertible Preferred Stocks (Identified Cost $8,540,568)	13,529,049

	Total Preferred Stocks (Identified Cost $77,057,961)	75,355,822

Closed-End Investment Companies — 0.1%
170,849	NexPoint Diversified Real Estate Trust (Identified Cost $10,238,824)	2,817,300

Principal Amount (‡)
Short-Term Investments — 0.2%
$6,388,460	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $6,388,522 on 7/01/2022 collateralized by $6,486,900 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $6,516,292 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,388,460)	6,388,460

	Total Investments — 98.2% (Identified Cost $4,393,935,260)	3,755,733,041
	Other assets less liabilities — 1.8%	69,827,518

	Net Assets — 100.0%	$3,825,560,559

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2022 is disclosed.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2022, the value of these securities amounted to $90,856,880 or 2.4% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Perpetual bond with no specified maturity date.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

(h)	Fair valued by the Fund’s adviser. At June 30, 2022, the value of these securities amounted to $3,095,871 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(i)	Variable rate security. Rate as of June 30, 2022 is disclosed.
(j)	Non-income producing security.
(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(n)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.75%, to which the spread is added.
(o)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 1.00%, to which the spread is added.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $1,430,996,068 or 37.4% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
MXN	Mexican Peso

At June 30, 2022, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA HY* Series 37 500, 5-Year	5.00%	12/20/2026	5.42%	46,530,000	$3,096,841	$(640,956)	$(3,737,797)
CDX.NA HY* Series 37 500, 5-Year	5.00%	12/20/2026	5.42%	94,104,450	7,029,773	(1,296,299)	(8,326,072)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	21,304,800	(469,005)	(612,068)	(143,063)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	8,900,100	(231,372)	(255,692)	(24,320)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	8,900,100	(208,333)	(255,692)	(47,359)

Total						$(3,060,707)	$(12,278,611)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

At June 30, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	9/21/2022	98	$15,531,714	$15,125,688	$(406,026)

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Industry Summary at June 30, 2022 (Unaudited)

Treasuries	19.3%
Cable Satellite	7.7
Finance Companies	4.4
ABS Home Equity	3.7
Technology	3.6
Independent Energy	3.5
Pharmaceuticals	3.4
Wireless	3.2
Banking	2.6
Metals & Mining	2.6
Consumer Cyclical Services	2.6
Airlines	2.3
Non-Agency Commercial Mortgage-Backed Securities	2.0
Other Investments, less than 2% each	33.6
Collateralized Loan Obligations	3.4
Short-Term Investments	0.2
Closed-End Investment Companies	0.1

Total Investments	98.2
Other assets less liabilities (including swap agreements and futures contracts)	1.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  60

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
ASSETS
Investments at cost	$145,877,372	$6,488,606,639	$1,159,690,205	$4,393,935,260
Net unrealized depreciation	(28,774,127)	(486,904,590)	(160,877,334)	(638,202,219)

Investments at value	117,103,245	6,001,702,049	998,812,871	3,755,733,041
Cash	237,912	—	2,387,126	2,629,693
Due from brokers (Note 2)	130,000	6,160,000	14,330,000	34,385,000
Foreign currency at value (identified cost $91, $202,555, $5,692,055 and $767,271, respectively)	90	197,504	5,072,035	747,847
Receivable for Fund shares sold	186,845	41,120,016	2,563,856	2,975,504
Receivable for securities sold	2,187,660	27,765,376	6,341,383	19,415,955
Collateral received for open forward foreign currency contracts or swap agreements (Notes 2 and 4)	—	—	1,106,064	—
Dividends and interest receivable	2,035,356	42,299,174	10,111,343	38,540,229
Unrealized appreciation on bilateral swap agreements (Note 2)	—	—	559,985	—
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	842,515	—
Tax reclaims receivable	—	45,459	595	56
Receivable for variation margin on futures contracts (Note 2)	—	4,313,435	—	229,703
Receivable for variation margin on centrally cleared swap agreements (Note 2)	—	—	116,406	—
Unamortized upfront premiums paid on bilateral swap agreements (Note 2)	—	—	62,071	—
Prepaid expenses (Note 8)	18	808	167	600

TOTAL ASSETS	121,881,126	6,123,603,821	1,042,306,417	3,854,657,628

LIABILITIES
Options written, at value (premiums received $0, $0, $125,363 and $0, respectively) (Note 2)	—	—	139,175	—
Payable for securities purchased	688,352	50,604,890	9,481,773	18,624,758
Payable for Fund shares redeemed	392,631	12,213,673	2,752,544	5,832,909
Payable for variation margin on centrally cleared swap agreements (Note 2)	3,605	139,594	—	384,920
Due to brokers (Note 2)	—	—	1,106,064	—
Payable for variation margin on futures contracts (Note 2)	—	—	733,941	—
Management fees payable (Note 6)	52,813	1,769,564	535,186	1,792,224
Deferred Trustees’ fees (Note 6)	204,091	1,127,268	225,965	1,870,382
Administrative fees payable (Note 6)	4,818	222,871	40,909	149,169
Payable to distributor (Note 6d)	1,365	41,202	4,749	37,115
Audit and tax services fees payable	30,175	36,689	50,287	36,543
Other accounts payable and accrued expenses	28,296	613,273	87,111	369,049

TOTAL LIABILITIES	1,406,146	66,769,024	15,157,704	29,097,069

NET ASSETS	$120,474,980	$6,056,834,797	$1,027,148,713	$3,825,560,559

NET ASSETS CONSIST OF:
Paid-in capital	$158,261,705	$6,538,588,709	$1,203,542,887	$4,694,733,770
Accumulated loss	(37,786,725)	(481,753,912)	(176,394,174)	(869,173,211)

NET ASSETS	$120,474,980	$6,056,834,797	$1,027,148,713	$3,825,560,559

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$16,437,925	$652,444,498	$34,765,368	$1,211,094,856

Shares of beneficial interest	4,712,695	65,658,380	3,766,460	100,392,249

Net asset value and redemption price per share	$3.49	$9.94	$9.23	$12.06

Offering price per share (100/95.75 of net asset value) (Note 1)	$3.64	$10.38	$9.64	$12.60

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,151,904	$60,608,490	$3,379,836	$73,367,546

Shares of beneficial interest	328,798	6,177,929	366,812	6,010,015

Net asset value and offering price per share	$3.50	$9.81	$9.21	$12.21

Class N shares:
Net assets	$102,338	$1,333,489,327	$242,883,246	$226,627,313

Shares of beneficial interest	29,333	134,183,976	26,373,767	18,808,143

Net asset value, offering and redemption price per share	$3.49	$9.94	$9.21	$12.05

Class Y shares:
Net assets	$102,782,813	$3,884,825,229	$746,120,263	$2,239,994,789

Shares of beneficial interest	29,533,272	390,674,841	81,065,426	185,937,978

Net asset value, offering and redemption price per share	$3.48	$9.94	$9.20	$12.05

Admin Class shares:
Net assets	$—	$125,467,253	$—	$74,476,055

Shares of beneficial interest	—	12,665,822	—	6,197,226

Net asset value, offering and redemption price per share	$—	$9.91	$—	$12.02

See accompanying notes to financial statements.

61  |

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
INVESTMENT INCOME
Interest	$3,807,482	$94,891,792	$25,484,411	$84,046,097
Dividends	89,744	2,086,526	531,671	6,812,478

	3,897,226	96,978,318	26,016,082	90,858,575

Expenses
Management fees (Note 6)	405,069	12,051,170	3,664,284	12,718,127
Service and distribution fees (Note 6)	30,760	1,548,950	67,415	2,377,342
Administrative fees (Note 6)	29,883	1,333,164	270,609	978,298
Trustees’ fees and expenses (Note 6)	8,314	93,253	23,723	68,991
Trustees’ fees deferred compensation (Note 6)	(29,038)	(148,687)	(26,949)	(268,938)
Transfer agent fees and expenses (Notes 6 and 7)	80,343	1,840,172	281,519	1,835,216
Audit and tax services fees	26,102	31,558	43,392	31,550
Custodian fees and expenses	7,155	85,770	37,012	75,937
Legal fees (Note 8)	1,509	88,364	16,564	57,281
Registration fees	42,840	138,624	57,341	74,296
Shareholder reporting expenses	19,138	184,467	31,508	168,770
Miscellaneous expenses	16,850	103,098	36,276	82,666

Total expenses	638,925	17,349,903	4,502,694	18,199,536
Less waiver and/or expense reimbursement (Note 6)	(101,855)	(1,085,238)	—	(414,800)

Net expenses	537,070	16,264,665	4,502,694	17,784,736

Net investment income	3,360,156	80,713,653	21,513,388	73,073,839

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(1,014,896)	(18,707,510)	(24,362,998)	8,320,871
Futures contracts	—	16,402,244	28,256,713	939,314
Options written	—	—	(13,863)	—
Swap agreements	220	(18,666)	1,776,216	(1,555,725)
Forward foreign currency contracts (Note 2d)	—	—	1,296,114	(369,783)
Foreign currency transactions (Note 2c)	—	12	53,367	(316,443)
Net change in unrealized appreciation (depreciation) on:
Investments	(26,678,725)	(742,181,904)	(140,521,890)	(712,269,530)
Futures contracts	—	15,673,171	(10,698,314)	1,313,052
Options written	—	—	55,275	—
Swap agreements	(6,933)	(326,194)	2,664,732	(14,963,284)
Forward foreign currency contracts (Note 2d)	—	—	(425,107)	248,802
Foreign currency translations (Note 2c)	—	(5,050)	(370,333)	320,252

Net realized and unrealized loss on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency transactions	(27,700,334)	(729,163,897)	(142,290,088)	(718,332,474)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,340,178)	$(648,450,244)	$(120,776,700)	$(645,258,635)

See accompanying notes to financial statements.

|  62

Statements of Changes in Net Assets

	High Income Fund		Investment Grade Bond Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$3,360,156	$4,936,940	$80,713,653	$153,264,651
Net realized gain (loss) on investments, futures contracts, swap agreements and foreign currency transactions	(1,014,676)	3,475,557	(2,323,920)	109,049,202
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency translations	(26,685,658)	(4,618,963)	(726,839,977)	(246,431,700)

Net increase (decrease) in net assets resulting from operations	(24,340,178)	3,793,534	(648,450,244)	15,882,153

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(450,278)	(946,674)	(9,530,300)	(30,802,007)
Class C	(29,014)	(73,463)	(675,896)	(2,795,363)
Class N	(2,844)	(275,475)	(21,008,209)	(58,322,546)
Class Y	(2,947,787)	(4,075,764)	(55,685,632)	(158,314,703)
Admin Class	—	—	(1,631,209)	(4,776,384)

Total distributions	(3,429,923)	(5,371,376)	(88,531,246)	(255,011,003)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	20,917,162	16,187,734	387,621,593	620,561,500

Net increase (decrease) in net assets	(6,852,939)	14,609,892	(349,359,897)	381,432,650
NET ASSETS
Beginning of the period	127,327,919	112,718,027	6,406,194,694	6,024,762,044

End of the period	$120,474,980	$127,327,919	$6,056,834,797	$6,406,194,694

See accompanying notes to financial statements.

63  |

Statements of Changes in Net Assets (continued)

	Strategic Alpha Fund		Strategic Income Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$21,513,388	$38,752,332	$73,073,839	$107,292,454
Net realized gain on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency transactions	7,005,549	23,922,333	7,018,234	36,820,190
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency translations	(149,295,637)	(43,767,308)	(725,350,708)	69,006,643

Net increase (decrease) in net assets resulting from operations	(120,776,700)	18,907,357	(645,258,635)	213,119,287

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(527,165)	(799,143)	(21,569,107)	(41,929,319)
Class C	(35,982)	(53,976)	(1,105,348)	(3,065,889)
Class N	(4,430,183)	(12,165,057)	(4,443,909)	(7,514,115)
Class Y	(12,489,494)	(18,704,272)	(44,975,530)	(94,327,240)
Admin Class	—	—	(1,249,099)	(2,347,779)

Total distributions	(17,482,824)	(31,722,448)	(73,342,993)	(149,184,342)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(295,441,439)	158,648,418	(523,414,255)	(985,523,294)

Net increase (decrease) in net assets	(433,700,963)	145,833,327	(1,242,015,883)	(921,588,349)
NET ASSETS
Beginning of the period	1,460,849,676	1,315,016,349	5,067,576,442	5,989,164,791

End of the period	$1,027,148,713	$1,460,849,676	$3,825,560,559	$5,067,576,442

See accompanying notes to financial statements.

|  64

Financial Highlights

For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$4.29		$4.35	$4.25		$3.99		$4.25		$4.37	$4.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.17	0.20		0.20		0.05		0.20	0.22
Net realized and unrealized gain (loss)	(0.80)		(0.05)	0.12	(b)	0.27		(0.24)		(0.14)	0.12

Total from Investment Operations	(0.71)		0.12	0.32		0.47		(0.19)		0.06	0.34

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.18)	(0.22)		(0.21)		(0.06)		(0.18)	(0.20)
Net realized capital gains	—		—	—		—		(0.01)		—	—

Total Distributions	(0.09)		(0.18)	(0.22)		(0.21)		(0.07)		(0.18)	(0.20)

Net asset value, end of the period	$3.49		$4.29	$4.35		$4.25		$3.99		$4.25	$4.37

Total return(c)(d)	(16.63	)%(e)	2.87%	8.16%		11.94%		(4.54	)%(e)	1.41%	8.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$16,438		$20,470	$41,547		$23,199		$23,125		$26,175	$34,039
Net expenses(f)	1.00	%(g)	1.00%	1.00%		1.03	%(h)	1.05	%(g)	1.05%	1.09	%(i)
Gross expenses	1.15	%(g)	1.19%	1.22%		1.18%		1.27	%(g)	1.16%	1.15%
Net investment income	4.74	%(g)	3.83%	4.91%		4.84%		5.13	%(g)	4.73%	5.03%
Portfolio turnover rate	30%		67%	99	%(j)	48%		17%		55%	46%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2019, the expense limit decreased from 1.05% to 1.00%.
(i)	Effective July 1, 2017, the expense limit decreased to 1.05%.
(j)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$4.31		$4.37	$4.27		$4.00		$4.27		$4.38	$4.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.14	0.17		0.17		0.05		0.17	0.18
Net realized and unrealized gain (loss)	(0.81)		(0.05)	0.12	(b)	0.28		(0.26)		(0.13)	0.12

Total from Investment Operations	(0.73)		0.09	0.29		0.45		(0.21)		0.04	0.30

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.15)	(0.19)		(0.18)		(0.05)		(0.15)	(0.16)
Net realized capital gains	—		—	—		—		(0.01)		—	—

Total Distributions	(0.08)		(0.15)	(0.19)		(0.18)		(0.06)		(0.15)	(0.16)

Net asset value, end of the period	$3.50		$4.31	$4.37		$4.27		$4.00		$4.27	$4.38

Total return(c)(d)	(17.11	)%(e)	2.07%	7.30%		11.32%		(4.95	)%(e)	0.86%	7.33%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,152		$1,795	$2,933		$3,836		$5,351		$6,248	$11,227
Net expenses(f)	1.75	%(g)	1.75%	1.75%		1.78	%(h)	1.80	%(g)	1.80%	1.84	%(i)
Gross expenses	1.90	%(g)	1.94%	1.97%		1.93%		2.02	%(g)	1.91%	1.90%
Net investment income	3.96	%(g)	3.14%	4.24%		4.11%		4.38	%(g)	3.99%	4.29%
Portfolio turnover rate	30%		67%	99	%(j)	48%		17%		55%	46%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2019, the expense limit decreased from 1.80% to 1.75%.
(i)	Effective July 1, 2017, the expense limit decreased to 1.80%.
(j)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018	Period Ended September 30, 2017**
Net asset value, beginning of the period	$4.29		$4.36	$4.25		$3.99		$4.25		$4.36	$4.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.18	0.21		0.22		0.06		0.20	0.19
Net realized and unrealized gain (loss)	(0.80)		(0.05)	0.14	(b)	0.26		(0.25)		(0.12)	0.18

Total from Investment Operations	(0.70)		0.13	0.35		0.48		(0.19)		0.08	0.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.20)	(0.24)		(0.22)		(0.06)		(0.19)	(0.17)
Net realized capital gains	—		—	—		—		(0.01)		—	—

Total Distributions	(0.10)		(0.20)	(0.24)		(0.22)		(0.07)		(0.19)	(0.17)

Net asset value, end of the period	$3.49		$4.29	$4.36		$4.25		$3.99		$4.25	$4.36

Total return(c)	(16.51	)%(d)	2.95%	8.73%		12.28%		(4.47	)%(d)	1.96%	8.99	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$102		$105	$14,783		$11,977		$10,417		$10,338	$1
Net expenses(e)	0.70	%(f)	0.70%	0.70%		0.72	%(g)	0.75	%(f)	0.75%	0.75	%(f)(h)
Gross expenses	2.41	%(f)	0.86%	0.88%		0.82%		0.89	%(f)	0.79%	31.73	%(f)
Net investment income	5.07	%(f)	4.10%	5.28%		5.13%		5.45	%(f)	4.65%	5.19	%(f)
Portfolio turnover rate	30%		67%	99	%(i)	48%		17%		55%	46	%(j)

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
**	From commencement of Class operations on November 30, 2016 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 0.75% to 0.70%.
(h)	Effective July 1, 2017, the expense limit decreased to 0.75%.
(i)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(j)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$4.28		$4.34	$4.25		$3.98		$4.24		$4.36	$4.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.18	0.22		0.21		0.06		0.21	0.23
Net realized and unrealized gain (loss)	(0.80)		(0.05)	0.10	(b)	0.28		(0.25)		(0.14)	0.12

Total from Investment Operations	(0.70)		0.13	0.32		0.49		(0.19)		0.07	0.35

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.19)	(0.23)		(0.22)		(0.06)		(0.19)	(0.21)
Net realized capital gains	—		—	—		—		(0.01)		—	—

Total Distributions	(0.10)		(0.19)	(0.23)		(0.22)		(0.07)		(0.19)	(0.21)

Net asset value, end of the period	$3.48		$4.28	$4.34		$4.25		$3.98		$4.24	$4.36

Total return(c)	(16.57	)%(d)	3.15%	8.19%		12.52%		(4.49	)%(d)	1.68%	8.47%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$102,783		$104,957	$53,456		$108,315		$97,585		$127,699	$133,940
Net expenses(e)	0.75	%(f)	0.75%	0.75%		0.77	%(g)	0.80	%(f)	0.80%	0.84	%(h)
Gross expenses	0.90	%(f)	0.95%	0.98%		0.93%		1.02	%(f)	0.91%	0.90%
Net investment income	5.03	%(f)	4.16%	5.32%		5.07%		5.39	%(f)	4.98%	5.28%
Portfolio turnover rate	30%		67%	99	%(i)	48%		17%		55%	46%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 0.80% to 0.75%.
(h)	Effective July 1, 2017, the expense limit decreased to 0.80%.
(i)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of the period	$11.22		$11.65		$11.33		$10.77		$10.98		$11.30		$11.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.26		0.32		0.35		0.08		0.30		0.36
Net realized and unrealized gain (loss)	(1.27)		(0.26)		0.94		0.58		(0.16)		(0.28)		0.05

Total from Investment Operations	(1.14)		0.00	(b)	1.26		0.93		(0.08)		0.02		0.41

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.26)		(0.32)		(0.36)		(0.08)		(0.21)		(0.26)
Net realized capital gains	(0.01)		(0.17)		(0.62)		(0.01)		(0.05)		(0.13)		(0.44)

Total Distributions	(0.14)		(0.43)		(0.94)		(0.37)		(0.13)		(0.34)		(0.70)

Net asset value, end of the period	$9.94		$11.22		$11.65		$11.33		$10.77		$10.98		$11.30

Total return(c)	(10.19	)%(d)(e)	0.07	%(d)	11.41	%(d)	8.78	%(d)	(0.66	)%(d)(e)	0.19	%(d)	3.88%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$652,444		$793,271		$872,976		$772,485		$721,110		$777,391		$902,955
Net expenses	0.75	%(f)(g)	0.75	%(g)	0.76	%(g)(h)	0.77	%(g)(i)	0.78	%(f)(g)	0.80	%(g)(j)	0.82	%(k)
Gross expenses	0.79	%(f)	0.79%		0.80%		0.81%		0.82	%(f)	0.82%		0.82%
Net investment income	2.46	%(f)	2.24%		2.73%		3.10%		3.09	%(f)	2.73%		3.23%
Portfolio turnover rate	17%		27%		70	%(l)	44	%(m)	39	%(m)	3%		10%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2020, the expense limit decreased from 0.76% to 0.75%.
(i)	Effective July 1, 2019, the expense limit decreased from 0.78% to 0.76%.
(j)	Effective July 1, 2018, the expense limit decreased to 0.78%.
(k)	Effective July 1, 2017, the expense limit decreased to 0.80%.
(l)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(m)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of the period	$11.07		$11.51		$11.20		$10.65		$10.86		$11.19		$11.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.17		0.23		0.26		0.06		0.22		0.27
Net realized and unrealized gain (loss)	(1.25)		(0.26)		0.93		0.58		(0.16)		(0.28)		0.06

Total from Investment Operations	(1.16)		(0.09)		1.16		0.84		(0.10)		(0.06)		0.33

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.18)		(0.23)		(0.28)		(0.06)		(0.14)		(0.18)
Net realized capital gains	(0.01)		(0.17)		(0.62)		(0.01)		(0.05)		(0.13)		(0.44)

Total Distributions	(0.10)		(0.35)		(0.85)		(0.29)		(0.11)		(0.27)		(0.62)

Net asset value, end of the period	$9.81		$11.07		$11.51		$11.20		$10.65		$10.86		$11.19

Total return(b)	(10.56	)%(c)(d)	(0.70	)%(c)	10.61	%(c)	7.94	%(c)	(0.86	)%(c)(d)	(0.53	)%(c)	3.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$60,608		$80,099		$132,606		$204,395		$366,068		$412,788		$689,798
Net expenses	1.50	%(e)(f)	1.50	%(f)	1.51	%(f)(g)	1.52	%(f)(h)	1.53	%(e)(f)	1.55	%(f)(i)	1.57	%(j)
Gross expenses	1.54	%(e)	1.54%		1.55%		1.56%		1.57	%(e)	1.57%		1.57%
Net investment income	1.70	%(e)	1.50%		2.01%		2.35%		2.34	%(e)	1.96%		2.49%
Portfolio turnover rate	17%		27%		70	%(k)	44	%(l)	39	%(l)	3%		10%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2020, the expense limit decreased from 1.51% to 1.50%.
(h)	Effective July 1, 2019, the expense limit decreased from 1.53% to 1.51%.
(i)	Effective July 1, 2018, the expense limit decreased to 1.53%.
(j)	Effective July 1, 2017, the expense limit decreased to 1.55%.
(k)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(l)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.

|  70

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of the period	$11.22		$11.65		$11.33		$10.78		$10.98		$11.30		$11.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.29		0.35		0.38		0.09		0.34		0.39
Net realized and unrealized gain (loss)	(1.27)		(0.25)		0.94		0.58		(0.15)		(0.28)		0.07

Total from Investment Operations	(1.13)		0.04		1.29		0.96		(0.06)		0.06		0.46

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.30)		(0.35)		(0.40)		(0.09)		(0.25)		(0.30)
Net realized capital gains	(0.01)		(0.17)		(0.62)		(0.01)		(0.05)		(0.13)		(0.44)

Total Distributions	(0.15)		(0.47)		(0.97)		(0.41)		(0.14)		(0.38)		(0.74)

Net asset value, end of the period	$9.94		$11.22		$11.65		$11.33		$10.78		$10.98		$11.30

Total return	(10.06	)%(b)(c)	0.37	%(b)	11.74	%(b)	9.11%		(0.58	)%(c)	0.50%		4.34%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,333,489		$1,473,020		$1,188,772		$1,367,172		$1,216,690		$1,251,189		$1,203,169
Net expenses	0.45	%(d)(e)	0.45	%(e)	0.46	%(e)(f)	0.47	%(g)	0.48	%(d)	0.47	%(h)	0.48	%(i)
Gross expenses	0.46	%(d)	0.47%		0.47%		0.47%		0.48	%(d)	0.47%		0.48%
Net investment income	2.77	%(d)	2.53%		3.04%		3.40%		3.40	%(d)	3.05%		3.51%
Portfolio turnover rate	17%		27%		70	%(j)	44	%(k)	39	%(k)	3%		10%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2020, the expense limit decreased from 0.46% to 0.45%.
(g)	Effective July 1, 2019, the expense limit decreased from 0.48% to 0.46%.
(h)	Effective July 1, 2018, the expense limit decreased to 0.48%.
(i)	Effective July 1, 2017, the expense limit decreased to 0.50%.
(j)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(k)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.

71  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of the period	$11.22		$11.66		$11.34		$10.78		$10.99		$11.31		$11.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.29		0.35		0.37		0.09		0.33		0.39
Net realized and unrealized gain (loss)	(1.27)		(0.27)		0.94		0.59		(0.16)		(0.28)		0.06

Total from Investment Operations	(1.13)		0.02		1.29		0.96		(0.07)		0.05		0.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.29)		(0.35)		(0.39)		(0.09)		(0.24)		(0.29)
Net realized capital gains	(0.01)		(0.17)		(0.62)		(0.01)		(0.05)		(0.13)		(0.44)

Total Distributions	(0.15)		(0.46)		(0.97)		(0.40)		(0.14)		(0.37)		(0.73)

Net asset value, end of the period	$9.94		$11.22		$11.66		$11.34		$10.78		$10.99		$11.31

Total return	(10.08	)%(b)(c)	0.24	%(b)	11.68	%(b)	9.04	%(b)	(0.59	)%(b)(c)	0.43	%(b)	4.24%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,884,825		$3,920,635		$3,704,948		$3,118,505		$2,912,537		$3,001,906		$3,453,137
Net expenses	0.50	%(d)(e)	0.50	%(e)	0.51	%(e)(f)	0.52	%(e)(g)	0.53	%(d)(e)	0.55	%(e)(h)	0.57	%(i)
Gross expenses	0.54	%(d)	0.54%		0.55%		0.56%		0.57	%(d)	0.57%		0.57%
Net investment income	2.72	%(d)	2.49%		2.98%		3.35%		3.35	%(d)	2.98%		3.48%
Portfolio turnover rate	17%		27%		70	%(j)	44	%(k)	39	%(k)	3%		10%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2020, the expense limit decreased from 0.51% to 0.50%.
(g)	Effective July 1, 2019, the expense limit decreased from 0.53% to 0.51%.
(h)	Effective July 1, 2018, the expense limit decreased to 0.53%.
(i)	Effective July 1, 2017, the expense limit decreased to 0.55%.
(j)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(k)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.

|  72

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Admin Class
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of the period	$11.18		$11.62	$11.30		$10.75		$10.95		$11.28		$11.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.23	0.29		0.32		0.08		0.28		0.34
Net realized and unrealized gain (loss)	(1.26)		(0.26)	0.94		0.58		(0.15)		(0.28)		0.06

Total from Investment Operations	(1.14)		(0.03)	1.23		0.90		(0.07)		0.00	(b)	0.40

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.24)	(0.29)		(0.34)		(0.08)		(0.20)		(0.24)
Net realized capital gains	(0.01)		(0.17)	(0.62)		(0.01)		(0.05)		(0.13)		(0.44)

Total Distributions	(0.13)		(0.41)	(0.91)		(0.35)		(0.13)		(0.33)		(0.68)

Net asset value, end of the period	$9.91		$11.18	$11.62		$11.30		$10.75		$10.95		$11.28

Total return(c)	(10.25	)%(d)	(0.26)%	11.17%		8.43%		(0.63	)%(d)	(0.07)%		3.76%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$125,467		$139,169	$125,460		$111,439		$111,864		$115,301		$25,521
Net expenses(e)	1.00	%(f)	1.00%	1.01	%(g)	1.02	%(h)	1.03	%(f)	1.02	%(i)(j)	1.02	%(k)(l)
Gross expenses	1.04	%(f)	1.04%	1.05%		1.06%		1.07	%(f)	1.05	%(j)	1.03	%(l)
Net investment income	2.22	%(f)	1.98%	2.48%		2.85%		2.85	%(f)	2.56%		3.03%
Portfolio turnover rate	17%		27%	70	%(m)	44	%(n)	39	%(n)	3%		10%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2020, the expense limit decreased from 1.01% to 1.00%.
(h)	Effective July 1, 2019, the expense limit decreased from 1.03% to 1.01%.
(i)	Effective July 1, 2018, the expense limit decreased to 1.03%.
(j)	Includes refund of prior year service fee of 0.02%.
(k)	Effective July 1, 2017, the expense limit decreased to 1.05%.
(l)	Includes refund of prior year service fee of 0.05%.
(m)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(n)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.

73  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Alpha Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017
Net asset value, beginning of the period	$10.34		$10.43		$9.69	$9.62		$9.92		$9.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.26		0.28	0.30		0.33		0.32
Net realized and unrealized gain (loss)	(1.14)		(0.15)		0.67	0.04		(0.30)		(0.01)

Total from Investment Operations	(0.98)		0.11		0.95	0.34		0.03		0.31

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.20)		(0.21)	(0.27)		(0.33)		(0.25)

Net asset value, end of the period	$9.23		$10.34		$10.43	$9.69		$9.62		$9.92

Total return(b)	(9.48	)%(c)	1.07%		9.97%	3.58%		0.39%		3.22	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$34,765		$41,765		$36,067	$48,815		$36,528		$28,020
Net expenses	0.99	%(e)	0.97%		0.99%	0.99%		1.00	%(f)	1.05	%(g)(h)
Gross expenses	0.99	%(e)	0.97%		0.99%	0.99%		1.00	%(f)	1.06%
Net investment income	3.27	%(e)	2.45%		2.81%	3.10%		3.29%		3.26%
Portfolio turnover rate	28	%(i)	218	%(i)	498%	414	%(j)	379	%(j)	178	%(k)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2017, the expense limit decreased from 1.30% to 1.00%.
(i)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.
(j)

The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019, turnover has remained elevated due to a larger volume of short duration securities held by the Fund.

(k)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

|  74

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Alpha Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017
Net asset value, beginning of the period	$10.32		$10.40		$9.66	$9.58		$9.88		$9.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.18		0.21	0.23		0.26		0.25
Net realized and unrealized gain (loss)	(1.13)		(0.15)		0.66	0.04		(0.31)		0.00	(b)(c)

Total from Investment Operations	(1.01)		0.03		0.87	0.27		(0.05)		0.25

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.11)		(0.13)	(0.19)		(0.25)		(0.19)

Net asset value, end of the period	$9.21		$10.32		$10.40	$9.66		$9.58		$9.88

Total return(d)	(9.84	)%(e)	0.30%		9.12%	2.87	%(f)	(0.42)%		2.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,380		$4,266		$8,962	$16,337		$26,883		$33,759
Net expenses	1.74	%(g)	1.73%		1.74%	1.73	%(h)	1.75	%(i)	1.81	%(j)
Gross expenses	1.74	%(g)	1.73%		1.74%	1.74%		1.75	%(i)	1.81%
Net investment income	2.52	%(g)	1.68%		2.14%	2.33%		2.61%		2.52%
Portfolio turnover rate	28	%(k)	218	%(k)	498%	414	%(l)	379	%(l)	178	%(m)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes fee/expense recovery of less than 0.01%.
(j)	Effective July 1, 2017, the expense limit decreased from 2.05% to 1.75%.
(k)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.
(l)

The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019, turnover has remained elevated due to a larger volume of short duration securities held by the Fund.

(m)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

75  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Alpha Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$10.32		$10.41		$9.67	$9.60		$9.90		$9.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.29		0.31	0.33		0.34		0.25
Net realized and unrealized gain (loss)	(1.13)		(0.15)		0.67	0.04		(0.28)		(0.04)

Total from Investment Operations	(0.96)		0.14		0.98	0.37		0.06		0.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.23)		(0.24)	(0.30)		(0.36)		(0.21)

Net asset value, end of the period	$9.21		$10.32		$10.41	$9.67		$9.60		$9.90

Total return	(9.35	)%(b)	1.38%		10.36%	3.92%		0.68%		2.11	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$242,883		$484,005		$527,494	$297,300		$255,226		$59,282
Net expenses	0.68	%(d)	0.67%		0.68%	0.67%		0.70	%(e)	0.70	%(d)(f)(g)
Gross expenses	0.68	%(d)	0.67%		0.68%	0.67%		0.70	%(e)	0.72	%(d)
Net investment income	3.53	%(d)	2.74%		3.13%	3.39%		3.44%		3.83	%(d)
Portfolio turnover rate	28	%(h)	218	%(h)	498%	414	%(i)	379	%(i)	178	%(j)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.70%.
(h)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.
(i)

The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019, turnover has remained elevated due to a larger volume of short duration securities held by the Fund.

(j)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  76

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Alpha Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017
Net asset value, beginning of the period	$10.31		$10.41		$9.67	$9.59		$9.90		$9.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.28		0.30	0.32		0.35		0.35
Net realized and unrealized gain (loss)	(1.13)		(0.15)		0.68	0.06		(0.31)		(0.01)

Total from Investment Operations	(0.96)		0.13		0.98	0.38		0.04		0.34

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.23)		(0.24)	(0.30)		(0.35)		(0.29)

Net asset value, end of the period	$9.20		$10.31		$10.41	$9.67		$9.59		$9.90

Total return	(9.39	)%(b)	1.32%		10.19%	3.96%		0.53%		3.48	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$746,120		$930,815		$742,493	$938,271		$1,186,322		$1,031,537
Net expenses	0.74	%(d)	0.72%		0.74%	0.74%		0.75	%(e)	0.80	%(f)(g)
Gross expenses	0.74	%(d)	0.72%		0.74%	0.74%		0.75	%(e)	0.81%
Net investment income	3.52	%(d)	2.70%		3.05%	3.33%		3.51%		3.53%
Portfolio turnover rate	28	%(h)	218	%(h)	498%	414	%(i)	379	%(i)	178	%(j)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.75%.
(h)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.
(i)

The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019, turnover has remained elevated due to a larger volume of short duration securities held by the Fund.

(j)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

77  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$14.19		$14.03		$13.58		$14.25		$14.39	$14.84	$14.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.26		0.10		0.47		0.57	0.52	0.56
Net realized and unrealized gain (loss)	(2.13)		0.27		0.63		(0.66)		(0.16)	(0.33)	0.42

Total from Investment Operations	(1.92)		0.53		0.73		(0.19)		0.41	0.19	0.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)		(0.37)		(0.16)		(0.45)		(0.48)	(0.57)	(0.52)
Net realized capital gains	—		—		(0.12)		(0.03)		(0.07)	(0.07)	(0.32)

Total Distributions	(0.21)		(0.37)		(0.28)		(0.48)		(0.55)	(0.64)	(0.84)

Net asset value, end of the period	$12.06		$14.19		$14.03		$13.58		$14.25	$14.39	$14.84

Total return(b)	(13.63	)%(c)(d)	3.85	%(d)	5.37	%(c)	(1.39)%		3.02%	1.34%	7.01%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,211,095		$1,512,939		$1,682,562		$1,683,547		$1,835,813	$1,986,300	$1,999,385
Net expenses	0.95	%(e)(f)	0.96	%(f)(g)	0.97	%(e)	0.97	%(h)	0.96%	0.96%	0.96%
Gross expenses	0.97	%(e)	0.97%		0.97	%(e)	0.97%		0.96%	0.96%	0.96%
Net investment income	3.16	%(e)	1.85%		2.78	%(e)	3.42%		4.03%	3.57%	3.82%
Portfolio turnover rate	15	%(i)	99	%(j)	30	%(k)	30%		13%	6%	11%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.25% to 1.00%.
(i)

The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to portfolio managers limiting trade activity due to the uncertainty and volatility caused by the Russia/Ukraine conflict. See Note 9 of Notes to Financial Statements.

(j)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(k)

The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

|  78

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$14.36		$14.18		$13.72		$14.39		$14.52	$14.97	$14.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.16		0.07		0.38		0.47	0.41	0.45
Net realized and unrealized gain (loss)	(2.15)		0.28		0.64		(0.68)		(0.16)	(0.33)	0.44

Total from Investment Operations	(1.99)		0.44		0.71		(0.30)		0.31	0.08	0.89

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.26)		(0.13)		(0.34)		(0.37)	(0.46)	(0.41)
Net realized capital gains	—		—		(0.12)		(0.03)		(0.07)	(0.07)	(0.32)

Total Distributions	(0.16)		(0.26)		(0.25)		(0.37)		(0.44)	(0.53)	(0.73)

Net asset value, end of the period	$12.21		$14.36		$14.18		$13.72		$14.39	$14.52	$14.97

Total return(b)	(13.94	)%(c)(d)	3.13	%(d)	5.17	%(c)	(2.18)%		2.27%	0.60%	6.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$73,368		$120,091		$259,780		$277,896		$676,602	$1,153,853	$2,248,939
Net expenses	1.70	%(e)(f)	1.71	%(f)(g)	1.72	%(e)	1.72	%(h)	1.71%	1.71%	1.71%
Gross expenses	1.72	%(e)	1.72%		1.72	%(e)	1.72%		1.71%	1.71%	1.71%
Net investment income	2.38	%(e)	1.12%		2.04	%(e)	2.75%		3.30%	2.79%	3.08%
Portfolio turnover rate	15	%(i)	99	%(j)	30	%(k)	30%		13%	6%	11%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2021, the expense limit decreased from 1.75% to 1.70%.
(h)	Effective July 1, 2020, the expense limit decreased from 2.00% to 1.75%.
(i)

The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to portfolio managers limiting trade activity due to the uncertainty and volatility caused by the Russia/Ukraine conflict. See Note 9 of Notes to Financial Statements.

(j)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(k)

The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

79  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$14.17		$14.01		$13.57		$14.24		$14.38	$14.83	$14.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.31		0.11		0.52		0.61	0.56	0.60
Net realized and unrealized gain (loss)	(2.12)		0.27		0.62		(0.66)		(0.16)	(0.32)	0.43

Total from Investment Operations	(1.89)		0.58		0.73		(0.14)		0.45	0.24	1.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.42)		(0.17)		(0.50)		(0.52)	(0.62)	(0.57)
Net realized capital gains	—		—		(0.12)		(0.03)		(0.07)	(0.07)	(0.32)

Total Distributions	(0.23)		(0.42)		(0.29)		(0.53)		(0.59)	(0.69)	(0.89)

Net asset value, end of the period	$12.05		$14.17		$14.01		$13.57		$14.24	$14.38	$14.83

Total return	(13.44	)%(b)	4.19%		5.39	%(b)	(1.06)%		3.37%	1.67%	7.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$226,627		$280,661		$247,697		$212,804		$202,989	$176,456	$141,695
Net expenses	0.63	%(c)	0.65	%(d)	0.65	%(c)	0.64	%(e)	0.63%	0.63%	0.63%
Gross expenses	0.63	%(c)	0.65%		0.65	%(c)	0.64%		0.63%	0.63%	0.63%
Net investment income	3.48	%(c)	2.17%		3.13	%(c)	3.77%		4.36%	3.91%	4.13%
Portfolio turnover rate	15	%(f)	99	%(g)	30	%(h)	30%		13%	6%	11%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2021, the expense limit decreased from 0.70% to 0.65%.
(e)	Effective July 1, 2020, the expense limit decreased from 0.95% to 0.70%.
(f)

The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to portfolio managers limiting trade activity due to the uncertainty and volatility caused by the Russia/Ukraine conflict. See Note 9 of Notes to Financial Statements.

(g)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(h)

The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

|  80

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$14.17		$14.01		$13.56		$14.23		$14.38	$14.83	$14.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22		0.30		0.11		0.51		0.60	0.55	0.59
Net realized and unrealized gain (loss)	(2.11)		0.27		0.62		(0.66)		(0.17)	(0.32)	0.43

Total from Investment Operations	(1.89)		0.57		0.73		(0.15)		0.43	0.23	1.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.41)		(0.16)		(0.49)		(0.51)	(0.61)	(0.56)
Net realized capital gains	—		—		(0.12)		(0.03)		(0.07)	(0.07)	(0.32)

Total Distributions	(0.23)		(0.41)		(0.28)		(0.52)		(0.58)	(0.68)	(0.88)

Net asset value, end of the period	$12.05		$14.17		$14.01		$13.56		$14.23	$14.38	$14.83

Total return	(13.47	)%(b)(c)	4.12	%(c)	5.44	%(b)	(1.14)%		3.22%	1.66%	7.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,239,995		$3,058,635		$3,693,954		$3,774,113		$4,316,010	$5,118,016	$5,702,607
Net expenses	0.70	%(d)(e)	0.71	%(e)(f)	0.72	%(d)	0.72	%(g)	0.71%	0.71%	0.71%
Gross expenses	0.72	%(d)	0.72%		0.72	%(d)	0.72%		0.71%	0.71%	0.71%
Net investment income	3.40	%(d)	2.10%		3.03	%(d)	3.68%		4.28%	3.82%	4.04%
Portfolio turnover rate	15	%(h)	99	%(i)	30	%(j)	30%		13%	6%	11%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(g)	Effective July 1, 2020, the expense limit decreased from 1.00% to 0.75%.
(h)

The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to portfolio managers limiting trade activity due to the uncertainty and volatility caused by the Russia/Ukraine conflict. See Note 9 of Notes to Financial Statements.

(i)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(j)

The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

81  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Admin Class
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of the period	$14.14		$13.97		$13.53		$14.20		$14.34		$14.79		$14.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.23		0.09		0.44		0.53		0.48		0.52
Net realized and unrealized gain (loss)	(2.12)		0.28		0.62		(0.66)		(0.16)		(0.33)		0.43

Total from Investment Operations	(1.93)		0.51		0.71		(0.22)		0.37		0.15		0.95

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.34)		(0.15)		(0.42)		(0.44)		(0.53)		(0.49)
Net realized capital gains	—		—		(0.12)		(0.03)		(0.07)		(0.07)		(0.32)

Total Distributions	(0.19)		(0.34)		(0.27)		(0.45)		(0.51)		(0.60)		(0.81)

Net asset value, end of the period	$12.02		$14.14		$13.97		$13.53		$14.20		$14.34		$14.79

Total return	(13.71	)%(b)(c)	3.68	%(c)	5.24	%(b)	(1.64)%		2.78%		1.09%		6.79%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$74,476		$95,250		$105,172		$103,197		$121,903		$133,220		$142,871
Net expenses	1.20	%(d)(e)	1.21	%(e)(f)	1.22	%(d)	1.22	%(g)	1.20	%(h)	1.20	%(h)	1.19	%(i)
Gross expenses	1.22	%(d)	1.22%		1.22	%(d)	1.22%		1.20	%(h)	1.20	%(h)	1.19	%(i)
Net investment income	2.91	%(d)	1.60%		2.53	%(d)	3.19%		3.80%		3.33%		3.57%
Portfolio turnover rate	15	%(j)	99	%(k)	30	%(l)	30%		13%		6%		11%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 1.25% to 1.20%.
(g)	Effective July 1, 2020, the expense limit decreased from 1.50% to 1.25%.
(h)	Includes refund of prior year service fee of 0.01%.
(i)	Includes refund of prior year service fee of 0.02%.
(j)

The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to portfolio managers limiting trade activity due to the uncertainty and volatility caused by the Russia/Ukraine conflict. See Note 9 of Notes to Financial Statements.

(k)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(l)

The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

|  82

Notes to Financial Statements

June 30, 2022 (Unaudited)

1.  Organization.  Loomis Sayles Funds II and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles Investment Grade Bond Fund (the “Investment Grade Bond Fund”)

Loomis Sayles Strategic Income Fund (the “Strategic Income Fund”)

Natixis Funds Trust II:

Loomis Sayles Strategic Alpha Fund (the “Strategic Alpha Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares. In addition, Investment Grade Bond Fund and Strategic Income Fund also offer Admin Class shares.

Class A shares are sold with a maximum front-end sales charge of 4.25% for each Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fee applicable to Class A, Class C and Admin Class) and transfer agent fees are borne collectively for Class A, Class C, Class Y and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available,

83  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Equity linked notes are valued using broker-dealer bid prices. Broker-dealer bid prices may be used to value debt, unlisted equity securities, senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source. Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Option contracts on foreign indices are priced at the most recent settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers. Shares of open-end investment companies are valued at net asset value per share.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of June 30, 2022, securities and other investments of the funds included in net assets were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
High Income Fund	$2,480,562	2.1%	$242,217	0.2%
Investment Grade Bond Fund	84,257,792	1.4%	—	—
Strategic Alpha Fund	10,436,443	1.0%	2,152,443	0.2%
Strategic Income Fund	90,856,880	2.4%	3,095,871	0.1%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of

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Notes to Financial Statements (continued)

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positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended June 30, 2022, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Strategic Alpha Fund	$4,364,261
Strategic Income Fund	840,573

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

e.  Futures Contracts.  A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price

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fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.   Option Contracts.  A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

g.  Swap Agreements.  A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two

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Notes to Financial Statements (continued)

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parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

h.  Swaptions.  A Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption. Swaptions outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

i.  Due to/from Brokers.  Transactions and positions in certain options, futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for High Income Fund and Investment Grade Bond Fund represents cash pledged as initial margin for centrally cleared swap agreements. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash pledged as collateral for options, and as initial margin for futures contracts and centrally cleared swap agreements. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Income Fund represents cash pledged as initial margin for centrally cleared swap agreements. The due to brokers balance in the Statements of Assets and Liabilities for Strategic Alpha fund represents cash received as collateral for forward foreign currency contracts and bilateral swap agreements. In certain circumstances the Funds’ use of cash, securities and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

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j.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2022 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

k.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, defaulted and/or non-income producing securities, distribution re-designations, deferred Trustees’ fees, futures and forward foreign currency contract mark-to-market, return of capital distributions received, capital gain distributions received, convertible bond adjustments, swap adjustments, foreign currency gains and losses, contingent payment debt instruments and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, defaulted and/or non-income producing securities, swap adjustments, wash sales, futures and forward foreign currency contract mark-to-market, return of capital distributions received, capital gain distributions received, trust preferred securities, convertible bond adjustments, perpetual bond adjustments, corporate actions, contingent payment debt instruments and straddle loss deferral adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2021 was as follows:

	2021 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Fund	$5,371,376	$—	$5,371,376
Investment Grade Bond Fund	173,267,029	81,743,974	255,011,003
Strategic Alpha Fund	31,722,448	—	31,722,448
Strategic Income Fund	149,184,342	—	149,184,342

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

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Notes to Financial Statements (continued)

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As of December 31, 2021, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$—	$(18,121,967)
Long-term:
No expiration date	(7,377,226)	—	(15,404,841)	(173,343,657)

Total capital loss carryforward	$(7,377,226)	$—	$(15,404,841)	$(191,465,624)

Late-year ordinary and post-October capital loss deferrals*	$—	$(2,088,873)	$—	$—

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Investment Grade Bond Fund is deferring capital losses.

As of June 30, 2022, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Unrealized appreciation (depreciation)
Investments	$(29,039,364)	$(484,544,756)	$(160,833,508)	$(660,901,110)
Foreign currency translations	—	(5,050)	(11,138,174)	(29,167)

Total unrealized depreciation	$(29,039,364)	$(484,549,806)	$(171,971,682)	$(660,930,277)

As of June 30, 2022, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Federal tax cost	$146,135,676	$6,494,331,519	$1,160,540,564	$4,403,949,514

Gross tax appreciation	$522,545	$47,160,880	$12,726,124	$63,671,453
Gross tax depreciation	(29,561,909)	(531,705,636)	(184,903,976)	(724,572,563)

Net tax depreciation	$(29,039,364)	$(484,544,756)	$(172,177,852)	$(660,901,110)

The difference between these amounts and those reported in the preceding table, if any, are primarily attributable to foreign currency mark-to-market.

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

l.  Senior Loans.  A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

m.  Loan Participations.  A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. The Fund

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generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, the Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

n.  Collateralized Loan Obligations.  A Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

o.  Equity Linked Notes.  Strategic Alpha Fund may invest in equity linked notes. An equity linked note is a structured product that differs from a standard debt instrument where the cash payouts will be based on the return of an underlying equity. An equity linked note is typically purchased at a full nominal amount and includes a coupon with an enhanced yield relative to the dividend yield of the underlying security. At maturity the Fund will receive a redemption amount based on the final price of the underlying equity. The risk of investment in an equity linked note depends on the principal protection offered. Some equity linked notes may guarantee total principal or partial principal amounts while others may not provide any guarantee of principal. The maturity value may also be impacted to the extent of any limit on the return value as part of the note structure. Equity linked notes outstanding at the end of the period, if any, are listed in the Fund’s Portfolio of Investments.

p.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2022, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

q.  When-Issued and Delayed Delivery Transactions.  A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2022.

r.  Stripped Securities.  A Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

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s.  Securities Lending.  High Income Fund, Investment Grade Bond Fund and Strategic Income Fund have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2022, the Funds did not loan securities under this agreement.

t.  Unfunded Loan Commitments.  A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

u.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

v.  New Accounting Pronouncement.  In January 2021, the Financial Accounting Standards Board issued Accounting Standard Update 2021-01, Reference Rate Reform (Topic 848) (“ASU 2021-01”). ASU 2021-01 is an update of ASU 2020-04, which was issued in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), expected to occur no later than June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022, at value:

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$427,024	$—	(b)	$427,024
Non-Agency Commercial Mortgage-Backed Securities	—	2,267,885	233,278	(c)	2,501,163
All Other Non-Convertible Bonds(a)	—	99,930,309	—		99,930,309

Total Non-Convertible Bonds	—	102,625,218	233,278		102,858,496

Convertible Bonds(a)	—	5,862,256	—		5,862,256

Total Bonds and Notes	—	108,487,474	233,278		108,720,752

Collateralized Loan Obligations	—	1,862,209	—		1,862,209
Preferred Stocks
Technology	217,242	—	—		217,242
Wireless	—	1,842,586	—		1,842,586

Total Preferred Stocks	217,242	1,842,586	—		2,059,828

Common Stocks(a)	114,131	—	—		114,131
Other Investments(a)	—	—	8,510	(d)	8,510
Warrants	—	—	429	(d)	429
Exchange-Traded Funds	1,975,324	—	—		1,975,324
Short-Term Investments	—	2,362,062	—		2,362,062

Total	$2,306,697	$114,554,331	$242,217		$117,103,245

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	$—	$(6,933)	$—		$(6,933)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(c)	Fair valued by the Fund’s adviser ($148,655) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($84,623).
(d)	Fair valued by the Fund’s adviser.

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Investment Grade Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$5,069,690,091	$—	$5,069,690,091
Collateralized Loan Obligations	—	197,083,826	—	197,083,826
Preferred Stocks
Banking	43,684,796	—	—	43,684,796
Wireless	—	32,979,656	—	32,979,656

Total Preferred Stocks	43,684,796	32,979,656	—	76,664,452

Short-Term Investments	—	658,263,680	—	658,263,680

Total Investments	$43,684,796	$5,958,017,253	$—	$6,001,702,049

Futures Contracts (unrealized appreciation)	8,410,908	—	—	8,410,908

Total	$52,095,704	$5,958,017,253	$—	$6,010,112,957

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	$—	$(326,194)	$—	$(326,194)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Strategic Alpha Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$—	$50,924,005	$2,075,853	(b)	$52,999,858
All Other Non-Convertible Bonds(a)	—	784,705,944	—		784,705,944

Total Non-Convertible Bonds	—	835,629,949	2,075,853		837,705,802

Convertible Bonds(a)	—	37,223,149	—		37,223,149

Total Bonds and Notes	—	872,853,098	2,075,853		874,928,951

Senior Loans(a)	—	4,623,984	—		4,623,984
Collateralized Loan Obligations	—	57,192,500	—		57,192,500
Common Stocks(a)	31,798,064	—	—		31,798,064
Preferred Stocks
Wireless	—	4,014,246	—		4,014,246
All Other Preferred Stocks(a)	1,429,828	—	—		1,429,828

Total Preferred Stocks	1,429,828	4,014,246	—		5,444,074

Other Investments(a)	—	—	76,590	(b)	76,590
Short-Term Investments	—	24,748,708	—		24,748,708

Total Investments	33,227,892	963,432,536	2,152,443		998,812,871

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	559,985	—		559,985
Centrally Cleared Interest Rate Swap Agreements (unrealized appreciation)	—	1,290,912	—		1,290,912
Forward Foreign Currency Contracts (unrealized appreciation)	—	842,515	—		842,515
Futures Contracts (unrealized appreciation)	4,669,119	—	—		4,669,119

Total	$37,897,011	$966,125,948	$2,152,443		$1,006,175,402

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June 30, 2022 (Unaudited)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(139,175)	$—	$—	$(139,175)
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	—	(58,711)	—	(58,711)
Futures Contracts (unrealized depreciation)	(17,740,167)	—	—	(17,740,167)

Total	$(17,879,342)	$(58,711)	$—	$(17,938,053)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

Strategic Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$—	$119,439,250	$1,563,396	(b)	$121,002,646
Property & Casualty Insurance	—	9,041,114	1,532,475	(b)	10,573,589
All Other Non-Convertible Bonds(a)	—	2,817,902,786	—		2,817,902,786

Total Non-Convertible Bonds	—	2,946,383,150	3,095,871		2,949,479,021

Convertible Bonds(a)	—	251,027,412	—		251,027,412
Municipals(a)	—	59,800,001	—		59,800,001

Total Bonds and Notes	—	3,257,210,563	3,095,871		3,260,306,434

Senior Loans(a)	—	19,922,390	—		19,922,390
Collateralized Loan Obligations	—	129,640,729	—		129,640,729
Common Stocks
Software	6,448,231	106,956	—		6,555,187
All Other Common Stocks(a)	254,746,719	—	—		254,746,719

Total Common Stocks	261,194,950	106,956	—		261,301,906

Preferred Stocks
Convertible Preferred Stocks
Wireless	—	20,526,433	—		20,526,433
All Other Convertible Preferred Stocks(a)	41,300,340	—	—		41,300,340

Total Convertible Preferred Stocks	41,300,340	20,526,433	—		61,826,773

Non-Convertible Preferred Stocks
REITs - Office Property	—	1,875,300	—		1,875,300
REITs - Warehouse/Industrials	—	7,436,288	—		7,436,288
All Other Non-Convertible Preferred Stocks(a)	4,217,461	—	—		4,217,461

Total Non-Convertible Preferred Stocks	4,217,461	9,311,588	—		13,529,049

Total Preferred Stocks	45,517,801	29,838,021	—		75,355,822

Closed-End Investment Companies	2,817,300	—	—		2,817,300
Short-Term Investments	—	6,388,460	—		6,388,460

Total	$309,530,051	$3,443,107,119	$3,095,871		$3,755,733,041

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Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	$—	$(12,278,611)	$—	$(12,278,611)
Futures Contracts (unrealized depreciation)	(406,026)	—	—	(406,026)

Total	$(406,026)	$(12,278,611)	$—	$(12,684,637)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2021 and/or June 30, 2022:

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2021		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2022		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2022
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	(a)	$12,427	$—	$(12,427)	$—	$—	$—	$—	$—	(a)	$(12,427)
Non-Agency Commercial Mortgage-Backed Securities	138,957		—	63	10,586	—	(1,037)	84,709	—	233,278		10,586
Collateralized Loan Obligations	250,000		—	—	—	—	—	—	(250,000)	—		—
Other Investments
Aircraft ABS	87,030		—	—	(78,520)	—	—	—	—	8,510		(78,520)
Warrants	1,264		—	—	(835)	—	—	—	—	429		(835)

Total	$477,251		$12,427	$63	$(81,196)	$—	$(1,037)	$84,709	$(250,000)	$242,217		$(81,196)

(a)	Includes a security fair valued at zero using level 3 inputs.

A debt security valued at $84,709 was transferred from Level 2 to Level 3 during the period ended June 30, 2022. At December 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2022, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price for the security.

A debt security valued at $250,000 was transferred from Level 3 to Level 2 during the period ended June 30, 2022. At December 31, 2021, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2022, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

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Strategic Alpha Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2022
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$1,932,446	$—	$—	$143,407	$—	$—	$—	$—	$2,075,853	$143,407
Collateralized Loan Obligations	445,000	—	—	—	—	—	—	(445,000)	—	—
Other Investments
Aircraft ABS	783,270	—	—	(706,680)	—	—	—	—	76,590	(706,680)

Total	$3,160,716	$—	$—	$(563,273)	$—	$—	$—	$(445,000)	$2,152,443	$(563,273)

A debt security valued at $445,000 was transferred from Level 3 to Level 2 during the period ended June 30, 2022. At December 31, 2021, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2022, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Strategic Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2022
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$1,832,190	$127,557	$—	$(396,351)	$—	$—	$—	$—	$1,563,396	$(396,351)
Property & Casualty Insurance	1,501,200	34,989	—	(3,714)	—	—	—	—	1,532,475	(3,714)

Total	$3,333,390	$162,546	$—	$(400,065)	$—	$—	$—	$—	$3,095,871	$(400,065)

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

High Income Fund, Strategic Alpha Fund and Strategic Income Fund are subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Funds may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Funds may also use credit default swaps, as a protection seller, to gain investment exposure. During the six months ended June 30, 2022, High Income

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Fund, Strategic Alpha Fund and Strategic Income Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure. Strategic Alpha Fund also engaged in credit default swap agreements (as a protection buyer) to hedge its credit exposure.

Strategic Alpha Fund and Strategic Income Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended June 30, 2022, the Funds engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.

Investment Grade Bond Fund, Strategic Alpha Fund and Strategic Income Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts and interest rate swap agreements to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts and interest rate swap agreements to gain investment exposure. During the six months ended June 30, 2022, Strategic Alpha Fund engaged in futures contracts and interest rate swap agreements for hedging purposes and to manage duration and interest rate swap agreements to gain investment exposure and for yield curve management. During the six months ended June 30, 2022, Investment Grade Bond Fund and Strategic Income Fund used futures contracts to manage duration.

Strategic Alpha Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes and use futures and option contracts to gain investment exposure. During the six months ended June 30, 2022, the Fund engaged in option contracts for hedging purposes.

The following is a summary of derivative instruments for High Income Fund as of June 30, 2022, as reflected within the Statements of Assets and Liabilities:

Liabilities	Swap agreements at value[1]
Exchange-traded/cleared liability derivatives
Credit contracts	$(36,263)

[1]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) for bilateral swap agreements are reported within the Statements of Assets and Liabilities. Only the current day’s variation margin on centrally cleared swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for High Income Fund during the six months ended June 30, 2022, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Swap agreements
Credit contracts	$220

Net Change in Unrealized Appreciation (Depreciation) on:	Swap agreements
Credit contracts	$(6,933)

The following is a summary of derivative instruments for Investment Grade Bond Fund as of June 30, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$8,410,908

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June 30, 2022 (Unaudited)

Liabilities	Swap agreements at value[2]
Exchange-traded/cleared liability derivatives
Credit contracts	$(1,706,509)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

[2]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) for bilateral swap agreements are reported within the Statements of Assets and Liabilities. Only the current day’s variation margin on centrally cleared swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Investment Grade Bond Fund during the six months ended June 30, 2022, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Swap agreements
Interest rate contracts	$16,402,244	$—
Credit contracts	—	(18,666)

Total	$16,402,244	$(18,666)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Swap agreements
Interest rate contracts	$15,673,171	$—
Credit contracts	—	(326,194)

Total	$15,673,171	$(326,194)

The following is a summary of derivative instruments for Strategic Alpha Fund as of June 30, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Swaps agreements at value[2]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$842,515	$—	$—	$842,515
Credit contracts	—	—	622,056	622,056

Total over-the counter asset derivatives	$842,515	$—	$622,056	$1,464,571

Exchange-traded/cleared asset derivatives
Interest rate contracts	$—	$4,669,119	$1,292,387	$5,961,506

Total asset derivatives	$842,515	$4,669,119	$1,914,443	$7,426,077

Liabilities	Options written at value	Unrealized depreciation on futures contracts[1]	Swaps agreements at value[2]	Total
Exchange-traded/cleared liability derivatives
Credit contracts	$—	$—	$(307,172)	$(307,172)
Interest rate contracts	—	(17,740,167)	—	(17,740,167)
Equity contracts	(139,175)	—	—	(139,175)

Total exchange-traded/cleared liability derivatives	$(139,175)	$(17,740,167)	$(307,172)	$(18,186,514)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

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[2]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) for bilateral swap agreements are reported within the Statements of Assets and Liabilities. Only the current day’s variation margin on centrally cleared swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Strategic Alpha Fund during the six months ended June 30, 2022, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Options written	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$28,256,713	$—	$(398,094)	$—
Foreign exchange contracts	—	—	—	1,296,114
Credit contracts	—	—	2,174,310	—
Equity contracts	—	(13,863)	—	—

Total	$28,256,713	$(13,863)	$1,776,216	$1,296,114

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Options written	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$(10,698,314)	$—	$2,004,896	$—
Foreign exchange contracts	—	—	—	(425,107)
Credit contracts	—	—	659,836	—
Equity contracts	—	55,275	—	—

Total	$(10,698,314)	$55,275	$2,664,732	$(425,107)

The following is a summary of derivative instruments for Strategic Income Fund as of June 30, 2022, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on futures contracts[1]	Swap agreements at value[2]
Exchange-traded/cleared liability derivatives
Interest rate contracts	$(406,026)	$—
Credit contracts	—	(3,060,707)

Total exchange-traded/cleared liability derivatives	$(406,026)	$(3,060,707)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

[2]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) for bilateral swap agreements are reported within the Statements of Assets and Liabilities. Only the current day’s variation margin on centrally cleared swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

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Transactions in derivative instruments for Strategic Income Fund during the six months ended June 30, 2022, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$939,314	$—	$—
Foreign exchange contracts	—	—	(369,783)
Credit contracts	—	(1,555,725)	—

Total	$939,314	$(1,555,725)	$(369,783)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$1,313,052	$—	$—
Foreign exchange contracts	—	—	248,802
Credit contracts	—	(14,963,284)	—

Total	$1,313,052	$(14,963,284)	$248,802

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets for Investment Grade Bond Fund, Strategic Alpha Fund and Strategic Income Fund, based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2022:

High Income Fund	Credit Default Swaps
Average Notional Amount Outstanding	0.13%
Highest Notional Amount Outstanding	1.05%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of June 30, 2022	1.05%

Investment Grade Bond Fund	Futures	Credit Default Swaps
Average Notional Amount Outstanding	2.83%	0.14%
Highest Notional Amount Outstanding	5.27%	0.98%
Lowest Notional Amount Outstanding	0.00%	0.00%
Notional Amount Outstanding as of June 30, 2022	3.70%	0.98%

Strategic Alpha Fund	Forwards	Futures	Credit Default Swaps	Interest Rate Swaps
Average Notional Amount Outstanding	2.20%	73.68%	5.37%	1.72%
Highest Notional Amount Outstanding	2.55%	115.88%	10.72%	1.97%
Lowest Notional Amount Outstanding	1.71%	9.06%	2.83%	1.64%
Notional Amount Outstanding as of June 30, 2022	2.55%	115.88%	4.00%	1.97%

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Strategic Income Fund	Forwards	Futures	Credit Default Swaps
Average Notional Amount Outstanding	0.23%	1.10%	5.14%
Highest Notional Amount Outstanding	0.63%	1.55%	6.35%
Lowest Notional Amount Outstanding	0.00%	0.37%	3.14%
Notional Amount Outstanding as of June 30, 2022	0.00%	0.40%	4.70%

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

The volume of option contract activity, as a percentage of net assets for Strategic Alpha Fund, based on the month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the six months ended June 30, 2022:

Strategic Alpha Fund	Call Options Written*
Average Market Value of Underlying Instruments	0.48%
Highest Market Value of Underlying Instruments	1.00%
Lowest Market Value of Underlying Instruments	0.00%
Market Value of Underlying Instruments as of June 30, 2022	1.00%

*	Market value of underlying instruments is determined by multiplying option shares by the price of the option’s underlying security.

Amounts outstanding at the end of the prior period, if applicable, are included in the average amount outstanding.

Over-the-counter derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of June 30, 2022, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Strategic Alpha Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$59,285	$—	$59,285	$—	$59,285
Barclays Bank PLC	463,292	—	463,292	(320,000)	143,292
Morgan Stanley Capital Services, Inc.	941,994	—	941,994	(786,064)	155,930

	$1,464,571	$—	$1,464,571	$(1,106,064)	$358,507

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited

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to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2022:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
High Income Fund	$130,000	$130,000
Investment Grade Bond Fund	34,917,715	34,917,715
Strategic Alpha Fund	27,707,071	26,601,007
Strategic Income Fund	55,595,879	55,595,879

Net loss amount reflects cash received as collateral for Strategic Alpha Fund of $1,106,064 which is recorded on the Statements of Assets and Liabilities.

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term investments and option/swaption contracts and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Fund	$1,373,059	$1,912,862	$57,145,204	$35,946,841
Investment Grade Bond Fund	432,447,106	503,494,028	535,999,824	679,791,343
Strategic Alpha Fund	23,799,446	21,598,523	290,479,203	504,391,192
Strategic Income Fund	167,532,224	118,927,551	494,212,275	982,566,489

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.05 billion	Next $750 million	Next $13 billion	Next $10 billion	Over $25 billion
High Income Fund	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Grade Bond Fund	0.40%	0.40%	0.40%	0.40%	0.38%	0.38%
Strategic Alpha Fund	0.60%	0.60%	0.55%	0.55%	0.55%	0.55%
Strategic Income Fund	0.65%	0.60%	0.60%	0.55%	0.54%	0.53%

Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management

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fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2022, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	1.00%	1.75%	0.70%	0.75%	—
Investment Grade Bond Fund	0.75%	1.50%	0.45%	0.50%	1.00%
Strategic Alpha Fund	1.00%	1.75%	0.70%	0.75%	—
Strategic Income Fund	0.95%	1.70%	0.65%	0.70%	1.20%

Effective July 1, 2022, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Investment Grade Bond Fund and Strategic Income Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
Investment Grade Bond Fund	0.74%	1.49%	0.44%	0.49%	0.99%
Strategic Income Fund	0.94%	1.69%	0.64%	0.69%	1.19%

These new undertakings are in effect until April 30, 2024, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For six months ended June 30, 2022, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
High Income Fund	$405,069	$100,968	$304,101	0.60%	0.45%
Investment Grade Bond Fund	12,051,170	1,085,238	10,965,932	0.40%	0.36%
Strategic Alpha Fund	3,664,284	—	3,664,284	0.60%	0.60%
Strategic Income Fund	12,718,127	—	12,718,127	0.57%	0.57%

[1]	Management fee waivers are subject to possible recovery until December 31, 2023.

For the six months ended June 30, 2022, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Admin Class	Total
Strategic Income Fund	$134,444	$9,269	$—	$262,528	$8,559	$414,800

[1]	Expense reimbursement is subject to possible recovery until December 31, 2023.

No expenses were recovered for any of the Funds during the six months ended June 30, 2022 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

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Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and Investment Grade Bond Fund and Strategic Income Fund have adopted a Distribution Plan relating to their Admin Class shares (the “Admin Class Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

Under the Admin Class Plans, Investment Grade Bond Fund and Strategic Income Fund pay Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Investment Grade Bond Fund and Strategic Income Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For six months ended June 30, 2022, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
High Income Fund	$23,413	$1,837	$—	$5,510	$—
Investment Grade Bond Fund	881,002	85,202	163,571	255,604	163,571
Strategic Alpha Fund	48,719	4,674	—	14,022	—
Strategic Income Fund	1,688,565	119,295	105,798	357,886	105,798

c.  Administrative Fees.  Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2022, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
High Income Fund	$29,883
Investment Grade Bond Fund	1,333,164
Strategic Alpha Fund	270,609
Strategic Income Fund	978,298

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’

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accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2022, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
High Income Fund	$63,290
Investment Grade Bond Fund	1,733,629
Strategic Alpha Fund	241,242
Strategic Income Fund	1,709,299

As of June 30, 2022, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
High Income Fund	$1,365
Investment Grade Bond Fund	41,202
Strategic Alpha Fund	4,749
Strategic Income Fund	37,115

Sub-transfer agent fees attributable to Class A, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2022 were as follows:

Fund	Commissions
High Income Fund	$224
Investment Grade Bond Fund	41,408
Strategic Alpha Fund	475
Strategic Income Fund	8,372

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

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For the six months ended June 30, 2022, net depreciation in the value of participants’ deferral accounts are reflected on the Statements of Operations as a reduction to expenses, as follows:

Fund	Amount
High Income Fund	$(29,038)
Investment Grade Bond Fund	(148,687)
Strategic Alpha Fund	(26,949)
Strategic Income Fund	(268,938)

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to High Income Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2023 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2022, Natixis Advisors reimbursed High Income Fund $887 for transfer agency expenses related to Class N shares.

h.  Affiliated Ownership.  As of June 30, 2022, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Investment Grade Bond Fund and Strategic Alpha Fund representing 0.11% and 0.32%, respectively, of the Funds’ net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended June 30, 2022, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	$10,996	$857	$887	$67,603	$—
Investment Grade Bond Fund	279,122	26,966	2,946	1,479,261	51,877
Strategic Alpha Fund	12,087	1,158	1,464	266,810	—
Strategic Income Fund	593,766	41,869	1,490	1,160,887	37,204

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2022, none of the Funds had borrowings under this agreement.

9.  Risk.  The Fund’s investments in foreign securities, as applicable, may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

|  106

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2022, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Fund	3	27.18%
Investment Grade Bond Fund	1	9.82%
Strategic Alpha Fund	3	36.06%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	552,570	$2,140,752	668,669	$2,915,754
Issued in connection with the reinvestment of distributions	101,175	390,896	189,309	821,078
Redeemed	(710,623)	(2,721,463)	(5,634,696)	(24,662,646)

Net change	(56,878)	$(189,815)	(4,776,718)	$(20,925,814)

Class C
Issued from the sale of shares	14,396	$57,151	49,909	$218,435
Issued in connection with the reinvestment of distributions	5,096	19,864	13,512	58,913
Redeemed	(107,211)	(425,488)	(317,893)	(1,393,021)

Net change	(87,719)	$(348,473)	(254,472)	$(1,115,673)

Class N
Issued from the sale of shares	4,186	$17,064	720,158	$3,122,287
Issued in connection with the reinvestment of distributions	738	2,844	63,330	275,475
Redeemed	(154)	(605)	(4,153,012)	(18,269,833)

Net change	4,770	$19,303	(3,369,524)	$(14,872,071)

Class Y
Issued from the sale of shares	12,727,946	$51,797,434	16,856,831	$73,348,124
Issued in connection with the reinvestment of distributions	443,181	1,710,074	753,278	3,261,003
Redeemed	(8,145,302)	(32,071,361)	(5,407,849)	(23,507,835)

Net change	5,025,825	$21,436,147	12,202,260	$53,101,292

Increase from capital share transactions	4,885,998	$20,917,162	3,801,546	$16,187,734

107  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Investment Grade Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	5,114,168	$53,384,403	14,327,364	$164,124,803
Issued in connection with the reinvestment of distributions	711,164	7,394,212	2,099,128	23,851,196
Redeemed	(10,898,718)	(115,088,003)	(20,621,008)	(237,008,883)

Net change	(5,073,386)	$(54,309,388)	(4,194,516)	$(49,032,884)

Class C
Issued from the sale of shares	367,427	$3,756,914	934,807	$10,599,046
Issued in connection with the reinvestment of distributions	60,832	624,663	231,399	2,593,460
Redeemed	(1,482,775)	(15,444,118)	(5,455,894)	(61,864,251)

Net change	(1,054,516)	$(11,062,541)	(4,289,688)	$(48,671,745)

Class N
Issued from the sale of shares	22,467,803	$236,108,351	56,999,140	$656,052,872
Issued in connection with the reinvestment of distributions	1,889,576	19,635,837	4,813,498	54,680,208
Redeemed	(21,503,514)	(224,636,908)	(32,503,589)	(373,527,233)

Net change	2,853,865	$31,107,280	29,309,049	$337,205,847

Class Y
Issued from the sale of shares	121,440,005	$1,257,305,077	113,796,295	$1,308,956,202
Issued in connection with the reinvestment of distributions	4,590,295	47,713,354	11,974,399	136,171,497
Redeemed	(84,685,781)	(885,470,529)	(94,197,009)	(1,082,829,468)

Net change	41,344,519	$419,547,902	31,573,685	$362,298,231

Admin Class
Issued from the sale of shares	662,339	$6,976,339	2,719,299	$31,159,908
Issued in connection with the reinvestment of distributions	156,273	1,618,290	417,648	4,725,224
Redeemed	(599,633)	(6,256,289)	(1,489,322)	(17,123,081)

Net change	218,979	$2,338,340	1,647,625	$18,762,051

Increase from capital share transactions	38,289,461	$387,621,593	54,046,155	$620,561,500

|  108

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Strategic Alpha Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	423,332	$4,192,238	1,219,725	$12,747,834
Issued in connection with the reinvestment of distributions	47,244	450,882	64,366	670,163
Redeemed	(741,839)	(7,237,438)	(702,862)	(7,342,564)

Net change	(271,263)	$(2,594,318)	581,229	$6,075,433

Class C
Issued from the sale of shares	44,018	$430,316	68,781	$716,482
Issued in connection with the reinvestment of distributions	3,008	28,600	4,055	42,082
Redeemed	(93,369)	(920,105)	(521,054)	(5,431,680)

Net change	(46,343)	$(461,189)	(448,218)	$(4,673,116)

Class N
Issued from the sale of shares	3,932,196	$39,565,274	17,281,163	$180,386,933
Issued in connection with the reinvestment of distributions	122,622	1,170,102	674,696	7,017,221
Redeemed	(24,579,745)	(246,042,214)	(21,726,263)	(226,897,564)

Net change	(20,524,927)	$(205,306,838)	(3,770,404)	$(39,493,410)

Class Y
Issued from the sale of shares	15,572,152	$154,024,931	34,048,531	$355,012,431
Issued in connection with the reinvestment of distributions	1,167,501	11,103,409	1,558,986	16,187,341
Redeemed	(25,916,795)	(252,207,434)	(16,721,643)	(174,460,261)

Net change	(9,177,142)	$(87,079,094)	18,885,874	$196,739,511

Increase (decrease) from capital share transactions	(30,019,675)	$(295,441,439)	15,248,481	$158,648,418

109  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Strategic Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,790,166	$63,200,833	12,975,066	$183,459,424
Issued in connection with the reinvestment of distributions	1,170,578	15,203,220	2,067,302	29,226,145
Redeemed	(12,183,843)	(160,670,165)	(28,392,426)	(400,924,495)

Net change	(6,223,099)	$(82,266,112)	(13,350,058)	$(188,238,926)

Class C
Issued from the sale of shares	228,181	$3,051,069	526,514	$7,514,746
Issued in connection with the reinvestment of distributions	73,601	969,804	192,188	2,740,298
Redeemed	(2,657,165)	(35,352,141)	(10,676,591)	(152,414,889)

Net change	(2,355,383)	$(31,331,268)	(9,957,889)	$(142,159,845)

Class N
Issued from the sale of shares	1,006,654	$13,276,388	6,141,155	$86,946,222
Issued in connection with the reinvestment of distributions	324,067	4,203,594	478,281	6,753,879
Redeemed	(2,323,837)	(30,366,330)	(4,499,118)	(63,370,301)

Net change	(993,116)	$(12,886,348)	2,120,318	$30,329,800

Class Y
Issued from the sale of shares	16,313,127	$214,653,452	49,545,428	$695,309,439
Issued in connection with the reinvestment of distributions	2,587,192	33,603,719	4,816,448	67,989,900
Redeemed	(48,794,224)	(638,169,360)	(102,253,381)	(1,437,692,859)

Net change	(29,893,905)	$(389,912,189)	(47,891,505)	$(674,393,520)

Admin Class
Issued from the sale of shares	126,640	$1,699,641	517,760	$7,300,630
Issued in connection with the reinvestment of distributions	94,963	1,228,853	163,815	2,306,303
Redeemed	(761,879)	(9,946,832)	(1,470,421)	(20,667,736)

Net change	(540,276)	$(7,018,338)	(788,846)	$(11,060,803)

Decrease from capital share transactions	(40,005,779)	$(523,414,255)	(69,867,980)	$(985,523,294)

|  110

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable.

(a)

(2)   Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002, filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2022

By:	/s/ Matthew J. Block
Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	August 22, 2022